UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRs

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: July 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Argentina — 0.0%
Other Securities	0.0%		$216

Australia — 1.4%
Other Securities ‡	1.4		35,803

Austria — 0.0%
Other Securities	0.0		1,121

Belgium — 0.2%
Other Securities	0.2		4,688

Bermuda — 0.0%
Other Securities	0.0		62

Brazil — 0.5%
Other Securities	0.5		12,366

Canada — 0.7%
Alibaba Group Holding ADR *	0.6	71,600	14,792
Other Securities	0.1		2,961

			17,753

Chile — 0.1%
Other Securities	0.1		1,645

China — 1.7%
Tencent Holdings	0.5	242,600	11,654
Other Securities	1.2		34,595

			46,249

Colombia — 0.0%
Other Securities	0.0		607

Czech Republic — 0.0%
Other Securities	0.0		378

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Denmark — 0.4%
Other Securities	0.4%		$9,780

Egypt — 0.0%
Other Securities	0.0		269

Finland — 0.2%
Other Securities	0.2		5,079

France — 2.0%
Other Securities ‡	2.0		53,603

Germany — 1.6%
Other Securities	1.6		41,595

Greece — 0.0%
Other Securities	0.0		679

Hong Kong — 1.4%
Other Securities ‡	1.4		38,175

Hungary — 0.0%
Other Securities	0.0		753

India — 0.8%
Other Securities	0.8		22,389

Indonesia — 0.2%
Other Securities	0.2		4,916

Ireland — 0.6%
Accenture PLC, Cl A	0.3	34,800	7,141
Other Securities	0.3		9,336

			16,477

Israel — 0.1%
Other Securities	0.1		3,032

Italy — 0.5%
Other Securities	0.5		11,882

Japan — 4.8%
Other Securities ‡	4.8		127,034

Luxembourg — 0.0%
Other Securities	0.0		486

Malaysia — 0.2%
Other Securities	0.2		4,540

Mexico — 0.2%
Other Securities ‡	0.2		6,091

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands — 1.2%
Other Securities ‡	1.2%		$31,961

New Zealand — 0.1%
Other Securities	0.1		1,476

Norway — 0.1%
Other Securities	0.1		3,134

Panama — 0.0%
Other Securities	0.0		246

Peru — 0.0%
Other Securities	0.0		718

Philippines — 0.1%
Other Securities	0.1		2,401

Poland — 0.1%
Other Securities	0.1		2,076

Portugal — 0.0%
Other Securities	0.0		876

Qatar — 0.1%
Other Securities	0.1		2,403

Russia — 0.4%
Other Securities	0.4		9,459

Saudi Arabia — 0.2%
Other Securities	0.2		6,483

Singapore — 0.3%
Other Securities ‡	0.3		7,498

Slovak Republic — 0.0%
Other Securities	0.0		556

South Africa — 0.4%
Other Securities ‡	0.4		11,361

South Korea — 1.0%
Samsung Electronics Co Ltd	0.4	203,238	9,617
Other Securities	0.6		17,407

			27,024

Spain — 0.6%
Other Securities	0.6		14,595

Sweden — 0.5%
Other Securities	0.5		13,740

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Switzerland — 1.9%
Nestle SA	0.5%	105,283	$11,613
Novartis AG	0.3	76,190	7,202
Roche Holding AG	0.3	24,846	8,355
Other Securities	0.8		22,813

			49,983

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing	0.4	1,045,000	11,070
Other Securities	0.7		18,341

			29,411

Thailand — 0.2%
Other Securities	0.2		6,473

Turkey — 0.1%
Other Securities	0.1		1,221

United Arab Emirates — 0.1%
Other Securities	0.1		1,620

United Kingdom — 3.0%
Other Securities ‡	3.0		78,278

United States — 69.8%
Abbott Laboratories	0.3	93,400	8,139
Adobe Inc *	0.4	26,500	9,305
Alphabet Inc, Cl A *	0.9	16,300	23,354
Alphabet Inc, Cl C *	0.9	16,300	23,378
Amazon.com Inc *	1.7	22,500	45,196
Apple	2.8	242,200	74,963
AT&T Inc	0.6	396,900	14,931
Bank of America Corp	0.6	443,300	14,554
Berkshire Hathaway Inc, Cl B *	0.9	106,700	23,947
Boeing	0.4	28,900	9,198
Bristol-Myers Squibb Co	0.3	127,600	8,032
Chevron Corp	0.4	104,000	11,143
Cisco Systems Inc	0.4	234,100	10,762
Citigroup	0.4	119,300	8,877
Coca-Cola	0.5	208,900	12,200
Comcast Corp, Cl A	0.4	245,400	10,599
Costco Wholesale Corp	0.3	23,900	7,302
Exxon Mobil Corp	0.6	230,800	14,337
Facebook Inc, Cl A *	1.0	130,300	26,309
Home Depot	0.5	60,100	13,709
Intel Corp	0.6	238,000	15,215
Johnson & Johnson	0.8	144,800	21,556
JPMorgan Chase & Co	0.9	169,900	22,488
Mastercard Inc, Cl A	0.6	48,400	15,292
McDonald’s	0.4	41,100	8,794
Medtronic PLC	0.3	73,200	8,450
Merck & Co Inc	0.5	139,000	11,876
Microsoft Corp	2.7	412,100	70,152

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Netflix Inc *	0.3%	22,800	$7,868
NextEra Energy	0.3	26,700	7,161
NVIDIA Corp	0.3	31,800	7,518
PayPal Holdings *	0.3	64,100	7,300
PepsiCo Inc	0.4	76,400	10,850
Pfizer Inc	0.5	303,300	11,295
Procter & Gamble Co/The	0.6	134,800	16,799
salesforce.com Inc *	0.3	45,401	8,277
UnitedHealth Group Inc	0.5	51,500	14,031
Verizon Communications Inc	0.5	225,900	13,428
Visa Inc, Cl A	0.7	93,300	18,564
Walmart Inc	0.3	76,700	8,781
Walt Disney Co/The	0.5	95,300	13,181
Wells Fargo & Co	0.4	208,400	9,782
Other Securities ‡(A)	42.8		1,150,718

			1,849,611

Total Common Stock (Cost $2,411,170) ($ Thousands)			2,620,272

PREFERRED STOCK — 0.4%

Brazil — 0.2%
Other Securities	0.2		5,904

Chile — 0.0%
Other Securities	0.0		177

Colombia — 0.0%
Other Securities	0.0		368

Germany — 0.1%
Other Securities	0.1		2,696

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

South Korea — 0.1%
Other Securities	0.1%		$1,666

Total Preferred Stock (Cost $10,768) ($ Thousands)			10,811

EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0		242

Total Exchange Traded Fund (Cost $100) ($ Thousands)			242

RIGHTS * — 0.0%

China — 0.0%
Other Securities	0.0		—

India — 0.0%
Other Securities	0.0		—

South Korea — 0.0%
Other Securities	0.0		2

United States — 0.0%
Other Securities (B)	0.0		11

Total Rights (Cost $2) ($ Thousands)			13

WARRANTS * — 0.0%

Thailand — 0.0%
Other Securities (B)	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

Total Investments — 99.3% (Cost $2,422,040) ($ Thousands)			$2,631,338

A list of the open futures contracts held by the Fund at January 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	39	Mar-2020	$3,868	$3,854	$(14)
MSCI Emerging Markets	61	Mar-2020	3,228	3,203	(25)
Russell 2000 Index E-MINI	67	Mar-2020	5,507	5,409	(98)
S&P 500 Index E-MINI	53	Mar-2020	8,414	8,544	130
S&P Mid Cap 400 Index E-MINI	4	Mar-2020	816	802	(14)

			21,833	$21,812	$(21)

Percentages are based on a Net Assets of $2,649,072 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At January 31, 2020, such securities amounted to $315 ($ Thousands), or 0.01% of Net Assets (See Note 2).
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Concluded)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3‡ ($)	Total ($)
Common Stock	2,612,106	8,112	54	2,620,272
Preferred Stock	10,796	15	–	10,811
Exchange Traded Fund	242	–	–	242
Rights	4	–	9	13
Warrants	–	–	–	–

Total Investments in Securities	2,623,148	8,127	63	2,631,338

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	130	—	—	130
Unrealized Depreciation	(151)	—	—	(151)

Total Other Financial Instruments	(21)	—	—	(21)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.4%

Communication Services — 3.4%
Activision Blizzard
3.400%, 09/15/2026	$50	$54
2.300%, 09/15/2021	30	30
Alphabet
3.625%, 05/19/2021	100	103
1.998%, 08/15/2026	50	51
Altice Financing
7.500%, 05/15/2026 (A)	425	454
6.625%, 02/15/2023 (A)	500	509
5.000%, 01/15/2028 (A)	200	196
Altice France
8.125%, 02/01/2027 (A)	400	447
7.375%, 05/01/2026 (A)	1,000	1,065
5.500%, 01/15/2028 (A)	200	204
Altice Luxembourg
10.500%, 05/15/2027 (A)	350	405
7.625%, 02/15/2025 (A)	250	260
AMC Entertainment Holdings
5.750%, 06/15/2025	138	123
AMC Networks
5.000%, 04/01/2024	250	255
4.750%, 08/01/2025	105	106
America Movil
6.375%, 03/01/2035	100	140
6.125%, 03/30/2040	100	142
4.375%, 04/22/2049	200	243
3.625%, 04/22/2029	200	219
AT&T
6.250%, 03/29/2041	150	201
6.200%, 03/15/2040	275	360
6.000%, 08/15/2040	100	132
5.700%, 03/01/2057	250	333
5.650%, 02/15/2047	50	66
5.450%, 03/01/2047	100	126
5.250%, 03/01/2037	50	61
5.150%, 03/15/2042	150	185
5.150%, 02/15/2050	200	246
4.900%, 08/15/2037	100	119
4.850%, 03/01/2039	300	356
4.500%, 05/15/2035	150	173
4.500%, 03/09/2048	300	338
4.350%, 03/01/2029	300	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$100	$111
4.250%, 03/01/2027	150	167
4.100%, 02/15/2028	116	128
3.950%, 01/15/2025	100	109
3.800%, 03/01/2024	50	53
3.550%, 06/01/2024	100	106
3.400%, 05/15/2025	150	159
3.200%, 03/01/2022	90	92
2.950%, 07/15/2026	85	89
2.800%, 02/17/2021	400	404
Baidu
4.375%, 03/29/2028	100	111
3.875%, 09/29/2023	300	316
Bell Canada
4.464%, 04/01/2048	315	379
Block Communications
6.875%, 02/15/2025 (A)	50	52
British Telecommunications
9.625%, 12/15/2030	150	235
5.125%, 12/04/2028	300	351
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	200	216
6.875%, 09/15/2027 (A)	275	295
CCO Holdings
5.875%, 04/01/2024 (A)	317	327
5.875%, 05/01/2027 (A)	800	843
5.750%, 02/15/2026 (A)	200	210
5.500%, 05/01/2026 (A)	200	209
5.375%, 06/01/2029 (A)	193	206
5.125%, 05/01/2027 (A)	365	381
5.000%, 02/01/2028 (A)	279	292
4.750%, 03/01/2030 (A)	392	403
4.000%, 03/01/2023 (A)	43	44
CenturyLink
7.500%, 04/01/2024	275	310
5.125%, 12/15/2026 (A)	306	315
4.000%, 02/15/2027 (A)	95	96
Charter Communications Operating
6.834%, 10/23/2055	35	46
6.484%, 10/23/2045	165	214
6.384%, 10/23/2035	50	65
5.750%, 04/01/2048	50	60
5.375%, 04/01/2038	400	468
5.375%, 05/01/2047	335	386
4.908%, 07/23/2025	150	168
4.500%, 02/01/2024	300	326
4.464%, 07/23/2022	50	53
3.750%, 02/15/2028	100	105
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	141
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	374	407

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 08/15/2027 (A)	$215	$222
Comcast
4.950%, 10/15/2058	225	306
4.700%, 10/15/2048	340	437
4.600%, 10/15/2038	355	438
4.600%, 08/15/2045	100	124
4.400%, 08/15/2035	350	424
4.250%, 10/15/2030	25	29
4.250%, 01/15/2033	100	119
4.200%, 08/15/2034	500	595
4.150%, 10/15/2028	70	80
3.900%, 03/01/2038	100	114
3.700%, 04/15/2024	355	382
3.450%, 10/01/2021	365	376
3.450%, 02/01/2050	35	38
3.400%, 07/15/2046	100	105
3.375%, 02/15/2025	150	160
3.375%, 08/15/2025	65	70
3.300%, 02/01/2027	100	108
3.250%, 11/01/2039	50	53
3.200%, 07/15/2036	100	107
2.750%, 03/01/2023	100	103
2.650%, 02/01/2030	35	36
Connect Finco SARL
6.750%, 10/01/2026 (A)	376	398
Corning
5.450%, 11/15/2079	20	23
4.375%, 11/15/2057	100	108
3.900%, 11/15/2049	50	52
CSC Holdings
10.875%, 10/15/2025 (A)	103	114
7.750%, 07/15/2025 (A)	300	316
7.500%, 04/01/2028 (A)	200	228
6.625%, 10/15/2025 (A)	250	264
5.750%, 01/15/2030 (A)	341	367
5.500%, 05/15/2026 (A)	78	82
5.500%, 04/15/2027 (A)	985	1,045
5.375%, 07/15/2023 (A)	150	153
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	40	42
Diamond Sports Group
6.625%, 08/15/2027 (A)	352	329
5.375%, 08/15/2026 (A)	587	585
Discovery Communications
6.350%, 06/01/2040	100	133
5.300%, 05/15/2049	40	48
5.200%, 09/20/2047	60	71
4.125%, 05/15/2029	45	49
3.950%, 03/20/2028	60	65
3.900%, 11/15/2024	300	322
3.800%, 03/13/2024	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$397	$417
Electronic Arts
4.800%, 03/01/2026	50	58
3.700%, 03/01/2021	50	51
Fox
5.576%, 01/25/2049 (A)	45	59
5.476%, 01/25/2039 (A)	210	266
4.709%, 01/25/2029 (A)	240	279
4.030%, 01/25/2024 (A)	325	350
Frontier Communications
11.000%, 09/15/2025	820	376
10.500%, 09/15/2022	210	96
8.500%, 04/01/2026 (A)	295	302
8.000%, 04/01/2027 (A)	347	362
Gogo Intermediate Holdings
9.875%, 05/01/2024 (A)	194	209
Gray Television
7.000%, 05/15/2027 (A)	35	38
5.875%, 07/15/2026 (A)	275	288
5.125%, 10/15/2024 (A)	100	103
Grupo Televisa
5.250%, 05/24/2049	300	350
GTH Finance BV
7.250%, 04/26/2023	200	224
iHeartCommunications
8.375%, 05/01/2027	250	272
6.375%, 05/01/2026	100	108
5.250%, 08/15/2027 (A)	214	223
4.750%, 01/15/2028 (A)	62	63
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	245	125
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	214	182
8.500%, 10/15/2024 (A)	695	584
8.000%, 02/15/2024 (A)	200	205
Interpublic Group of Cos
3.750%, 10/01/2021	200	206
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	400	423
Level 3 Financing
5.625%, 02/01/2023	100	100
5.375%, 05/01/2025	150	155
5.250%, 03/15/2026	100	104
5.125%, 05/01/2023	250	251
4.625%, 09/15/2027 (A)	250	257
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	119
4.750%, 10/15/2027 (A)	158	162
Meredith
6.875%, 02/01/2026	250	257

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Light
5.500%, 11/21/2022 (A)	$165	$171
NBCUniversal Media
5.950%, 04/01/2041	100	144
Netflix
6.375%, 05/15/2029	200	234
5.875%, 02/15/2025	138	155
5.875%, 11/15/2028	420	473
5.375%, 11/15/2029 (A)	47	51
4.875%, 06/15/2030 (A)	204	213
4.375%, 11/15/2026	400	420
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	82	85
5.625%, 07/15/2027 (A)	368	387
Nokia
4.375%, 06/12/2027	25	26
3.375%, 06/12/2022	120	122
Omnicom Group
3.600%, 04/15/2026	100	108
Orange
9.000%, 03/01/2031	100	158
5.500%, 02/06/2044	25	35
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	150	140
Rogers Communications
5.000%, 03/15/2044	100	127
4.300%, 02/15/2048	340	396
3.700%, 11/15/2049	50	53
2.900%, 11/15/2026	100	104
Sable International Finance
5.750%, 09/07/2027 (A)	67	71
Scripps Escrow
5.875%, 07/15/2027 (A)	110	116
Sinclair Television Group
5.500%, 03/01/2030 (A)	150	153
Sirius XM Radio
5.500%, 07/01/2029 (A)	225	242
5.375%, 07/15/2026 (A)	707	746
5.000%, 08/01/2027 (A)	260	273
Sprint
7.625%, 02/15/2025	300	313
7.625%, 03/01/2026	250	261
7.250%, 02/01/2028 (A)	185	183
TEGNA
5.000%, 09/15/2029 (A)	226	229
4.625%, 03/15/2028 (A)	85	85
Telefonica Emisiones
7.045%, 06/20/2036	100	144
5.520%, 03/01/2049	150	194
4.895%, 03/06/2048	150	177
4.665%, 03/06/2038	350	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/2028 (A)	$200	$212
Telesat Canada
6.500%, 10/15/2027 (A)	100	105
TELUS
4.600%, 11/16/2048	225	281
Terrier Media Buyer
8.875%, 12/15/2027 (A)	174	179
T-Mobile USA
6.500%, 01/15/2026	350	373
6.000%, 04/15/2024	500	—
5.375%, 04/15/2027	200	107
4.750%, 02/01/2028	300	319
4.500%, 02/01/2026	260	268
0.000%, 03/01/2023 (B)	200	—
0.000%, 01/15/2024 (B)	150	—
0.000%, 03/01/2025 (B)	535	—
0.000%, 01/15/2026 (B)	610	—
TWDC Enterprises 18
3.000%, 02/13/2026	100	107
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	125	155
3.000%, 07/30/2046	50	52
2.350%, 12/01/2022	50	51
2.300%, 02/12/2021	100	101
Twitter
3.875%, 12/15/2027 (A)	100	100
UPC Holding BV
5.500%, 01/15/2028 (A)	200	208
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	205
VEON Holdings BV
4.000%, 04/09/2025 (A)	200	208
3.950%, 06/16/2021	200	203
Verizon Communications
5.250%, 03/16/2037	300	390
5.150%, 09/15/2023	300	335
4.812%, 03/15/2039	400	502
4.600%, 04/01/2021	500	517
4.522%, 09/15/2048	153	189
4.500%, 08/10/2033	100	120
4.400%, 11/01/2034	500	599
4.329%, 09/21/2028	156	180
4.125%, 08/15/2046	50	59
3.875%, 02/08/2029	230	259
3.376%, 02/15/2025	200	214
3.125%, 03/16/2022	400	412
2.625%, 08/15/2026	150	155
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	206	231

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	$50	$53
5.850%, 09/01/2043	100	130
5.500%, 05/15/2033	75	94
4.250%, 09/01/2023	25	27
4.200%, 06/01/2029	50	56
4.000%, 01/15/2026	35	38
3.500%, 01/15/2025	100	106
2.900%, 06/01/2023	200	206
Videotron
5.125%, 04/15/2027 (A)	100	105
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	200	210
5.500%, 05/15/2029 (A)	200	210
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/2079	400	472
6.150%, 02/27/2037	100	135
5.250%, 05/30/2048	75	94
5.000%, 05/30/2038	340	409
4.375%, 05/30/2028	70	79
4.250%, 09/17/2050	55	60
4.125%, 05/30/2025	325	358
3.750%, 01/16/2024	245	261
Walt Disney
6.650%, 11/15/2037	100	153
4.500%, 02/15/2021	100	103
3.000%, 09/15/2022	100	104
2.750%, 09/01/2049	225	221
2.000%, 09/01/2029	165	163
1.750%, 08/30/2024	250	251
1.650%, 09/01/2022	90	90
Ypso Finance Bis
6.000%, 02/15/2028 (A)	200	198
Ziggo BV
6.000%, 01/15/2027 (A)	200	210
5.500%, 01/15/2027 (A)	300	318
4.875%, 01/15/2030 (A)	200	206

		54,142

Consumer Discretionary — 2.9%
1011778 BC ULC / New Red Finance Inc
5.000%, 10/15/2025 (A)	450	464
4.375%, 01/15/2028 (A)	179	180
4.250%, 05/15/2024 (A)	150	153
3.875%, 01/15/2028 (A)	121	122
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	189
Adient US
7.000%, 05/15/2026 (A)	193	211
Advance Auto Parts
4.500%, 12/01/2023	100	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Albertsons
7.500%, 03/15/2026 (A)	$25	$28
5.875%, 02/15/2028 (A)	54	58
5.750%, 03/15/2025	615	636
4.875%, 02/15/2030 (A)	252	259
4.625%, 01/15/2027 (A)	228	231
3.500%, 02/15/2023 (A)	58	59
Alibaba Group Holding
4.200%, 12/06/2047	60	70
3.600%, 11/28/2024	100	107
3.400%, 12/06/2027	100	107
Amazon.com
5.200%, 12/03/2025	50	59
4.950%, 12/05/2044	100	136
4.800%, 12/05/2034	100	128
4.250%, 08/22/2057	70	90
4.050%, 08/22/2047	70	86
3.875%, 08/22/2037	445	522
3.150%, 08/22/2027	350	378
2.800%, 08/22/2024	325	341
2.500%, 11/29/2022	100	102
2.400%, 02/22/2023	50	51
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	83	90
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	87	91
American Airlines Pass-Through Trust, Ser 2019-1, Cl AA
3.150%, 02/15/2032	75	82
American Axle & Manufacturing
6.250%, 04/01/2025	130	133
American Builders & Contractors Supply
5.875%, 05/15/2026 (A)	100	105
4.000%, 01/15/2028 (A)	146	147
American Honda Finance MTN
3.550%, 01/12/2024	100	107
3.500%, 02/15/2028	50	55
2.900%, 02/16/2024	250	261
2.400%, 06/27/2024	100	102
1.700%, 09/09/2021	75	75
Aptiv
4.350%, 03/15/2029	20	22
APX Group
7.875%, 12/01/2022	158	161
Aramark Services
5.000%, 04/01/2025 (A)	100	104
5.000%, 02/01/2028 (A)	60	63
4.750%, 06/01/2026	275	286
Atento Luxco 1
6.125%, 08/10/2022 (A)	100	101

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AutoNation
4.500%, 10/01/2025	$100	$109
AutoZone
3.750%, 06/01/2027	100	108
3.700%, 04/15/2022	80	83
3.125%, 04/18/2024	50	53
BAT Capital
4.758%, 09/06/2049	200	214
4.540%, 08/15/2047	60	62
4.390%, 08/15/2037	70	73
3.557%, 08/15/2027	50	52
3.462%, 09/06/2029	200	207
3.215%, 09/06/2026	200	206
2.789%, 09/06/2024	140	143
Best Buy
4.450%, 10/01/2028	250	280
Booking Holdings
3.600%, 06/01/2026	50	55
3.550%, 03/15/2028	50	55
2.750%, 03/15/2023	50	51
BorgWarner
4.375%, 03/15/2045	50	54
3.375%, 03/15/2025	100	107
Boyd Gaming
6.375%, 04/01/2026	168	179
6.000%, 08/15/2026	100	106
4.750%, 12/01/2027 (A)	189	193
Brookfield Residential Properties
6.250%, 09/15/2027 (A)	142	152
Caesars Resort Collection
5.250%, 10/15/2025 (A)	319	324
California Institute of Technology
3.650%, 09/01/2119	20	22
Carvana
8.875%, 10/01/2023 (A)	118	124
Cedar Fair
5.375%, 04/15/2027	110	117
5.250%, 07/15/2029 (A)	40	42
Cengage Learning
9.500%, 06/15/2024 (A)	161	149
Century Communities
6.750%, 06/01/2027 (A)	100	109
Choice Hotels International
3.700%, 12/01/2029	50	51
Churchill Downs
5.500%, 04/01/2027 (A)	81	85
4.750%, 01/15/2028 (A)	94	97
Daimler Finance North America
8.500%, 01/18/2031	50	76
Darden Restaurants
4.550%, 02/15/2048	15	16
3.850%, 05/01/2027	30	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delphi Technologies
5.000%, 10/01/2025 (A)	$105	$116
Delta Air Lines
4.375%, 04/19/2028	50	53
3.800%, 04/19/2023	30	31
3.625%, 03/15/2022	50	52
Diamond Resorts International
10.750%, 09/01/2024 (A)	100	104
7.750%, 09/01/2023 (A)	150	154
Dollar General
3.250%, 04/15/2023	100	104
Dollar Tree
4.200%, 05/15/2028	345	379
4.000%, 05/15/2025	100	108
3.700%, 05/15/2023	145	153
Dun & Bradstreet
10.250%, 02/15/2027 (A)	150	172
6.875%, 08/15/2026 (A)	135	148
eBay
3.450%, 08/01/2024	50	53
2.600%, 07/15/2022	100	101
eG Global Finance
6.750%, 02/07/2025 (A)	200	203
Eldorado Resorts
6.000%, 04/01/2025	200	210
6.000%, 09/15/2026	75	82
ESH Hospitality
5.250%, 05/01/2025 (A)	250	256
4.625%, 10/01/2027 (A)	114	115
Expedia Group
5.000%, 02/15/2026	100	112
4.500%, 08/15/2024	50	54
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	214
Ford Motor
7.450%, 07/16/2031	100	120
5.291%, 12/08/2046	50	49
4.750%, 01/15/2043	125	117
Ford Motor Credit
5.875%, 08/02/2021	100	105
5.596%, 01/07/2022	200	211
5.113%, 05/03/2029	200	209
3.815%, 11/02/2027	300	296
3.813%, 10/12/2021	500	510
2.979%, 08/03/2022	400	403
General Motors
6.600%, 04/01/2036	100	122
5.400%, 04/01/2048	50	53
5.150%, 04/01/2038	330	352
5.000%, 04/01/2035	50	53
4.200%, 10/01/2027	50	53

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors Financial
4.350%, 04/09/2025	$75	$81
4.350%, 01/17/2027	70	75
4.000%, 10/06/2026	50	53
3.950%, 04/13/2024	250	264
3.700%, 05/09/2023	35	36
3.550%, 04/09/2021	260	265
3.550%, 07/08/2022	50	52
3.500%, 11/07/2024	100	103
3.450%, 01/14/2022	100	102
3.450%, 04/10/2022	50	51
3.200%, 07/06/2021	50	51
3.150%, 06/30/2022	370	378
George Washington University
4.868%, 09/15/2045	50	67
Golden Nugget
8.750%, 10/01/2025 (A)	105	110
6.750%, 10/15/2024 (A)	275	283
Goodyear Tire & Rubber
5.125%, 11/15/2023	200	202
5.000%, 05/31/2026	250	260
4.875%, 03/15/2027	55	57
GrubHub Holdings
5.500%, 07/01/2027 (A)	44	43
Guitar Center
9.500%, 10/15/2021 (A)	165	163
GW B-CR Security
9.500%, 11/01/2027 (A)	78	83
Hanesbrands
4.875%, 05/15/2026 (A)	200	211
4.625%, 05/15/2024 (A)	176	184
Hasbro
3.900%, 11/19/2029	100	104
3.500%, 09/15/2027	60	61
HD Supply
5.375%, 10/15/2026 (A)	100	106
Hilton Domestic Operating
5.125%, 05/01/2026	300	314
4.875%, 01/15/2030	80	85
4.250%, 09/01/2024	170	172
Hilton Worldwide Finance
4.875%, 04/01/2027	150	158
4.625%, 04/01/2025	120	123
Home Depot
4.400%, 04/01/2021	100	103
4.400%, 03/15/2045	50	61
3.900%, 12/06/2028	290	331
3.900%, 06/15/2047	50	58
3.500%, 09/15/2056	100	111
3.250%, 03/01/2022	500	518
3.125%, 12/15/2049	100	103
3.000%, 04/01/2026	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 06/15/2029	$45	$48
2.625%, 06/01/2022	75	77
2.000%, 04/01/2021	50	50
IAA
5.500%, 06/15/2027 (A)	74	79
International Game Technology
6.500%, 02/15/2025 (A)	300	338
6.250%, 02/15/2022 (A)	200	210
6.250%, 01/15/2027 (A)	50	56
Jaguar Holding II
6.375%, 08/01/2023 (A)	252	259
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	115
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	200	218
5.750%, 01/15/2028 (A)	200	211
JBS USA LUX
6.750%, 02/15/2028 (A)	95	105
6.500%, 04/15/2029 (A)	75	84
5.750%, 06/15/2025 (A)	281	291
5.500%, 01/15/2030 (A)	319	345
JC Penney
5.875%, 07/01/2023 (A)	130	113
KFC Holding
5.250%, 06/01/2026 (A)	92	96
5.000%, 06/01/2024 (A)	300	309
4.750%, 06/01/2027 (A)	125	132
L Brands
7.500%, 06/15/2029	125	135
5.250%, 02/01/2028	100	99
Las Vegas Sands
3.900%, 08/08/2029	40	42
3.500%, 08/18/2026	30	31
3.200%, 08/08/2024	45	47
2.900%, 06/25/2025	65	66
Laureate Education
8.250%, 05/01/2025 (A)	90	96
Lear
5.250%, 01/15/2025	70	72
3.800%, 09/15/2027	100	104
Leggett & Platt
3.500%, 11/15/2027	250	264
Leland Stanford Junior University
3.647%, 05/01/2048	25	30
Lennar
4.750%, 04/01/2021	100	102
4.750%, 05/30/2025	100	109
4.750%, 11/29/2027	100	111
4.500%, 04/30/2024	200	214
Lowe’s
4.550%, 04/05/2049	50	60
4.250%, 09/15/2044	50	56

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 04/15/2046	$150	$159
3.650%, 04/05/2029	100	109
3.375%, 09/15/2025	100	107
3.125%, 09/15/2024	100	106
Macy’s Retail Holdings
4.500%, 12/15/2034	12	12
2.875%, 02/15/2023	43	43
Magna International
3.625%, 06/15/2024	100	107
Marriott International
3.600%, 04/15/2024	100	106
3.125%, 10/15/2021	100	102
3.125%, 06/15/2026	50	53
2.300%, 01/15/2022	50	50
Marriott Ownership Resorts
6.500%, 09/15/2026	80	87
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	171
Mattamy Group
6.500%, 10/01/2025 (A)	175	186
5.250%, 12/15/2027 (A)	62	65
Mattel
6.750%, 12/31/2025 (A)	300	322
5.875%, 12/15/2027 (A)	70	73
McDonald’s MTN
6.300%, 10/15/2037	50	71
4.875%, 12/09/2045	125	159
4.700%, 12/09/2035	175	218
4.450%, 03/01/2047	25	30
3.800%, 04/01/2028	50	56
3.700%, 01/30/2026	30	33
3.625%, 09/01/2049	125	133
3.350%, 04/01/2023	30	31
2.625%, 09/01/2029	75	77
MDC Partners
6.500%, 05/01/2024 (A)	250	226
Melco Resorts Finance
5.625%, 07/17/2027	200	203
4.875%, 06/06/2025	200	203
MGM China Holdings
5.875%, 05/15/2026 (A)	200	207
5.375%, 05/15/2024 (A)	300	307
MGM Resorts International
5.750%, 06/15/2025	215	240
5.500%, 04/15/2027	215	236
Michaels Stores
8.000%, 07/15/2027 (A)	100	89
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	100	102
Murphy Oil USA
4.750%, 09/15/2029	71	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCL
3.625%, 12/15/2024 (A)	$71	$70
Neiman Marcus Group
8.000%, 10/25/2024 (A)	100	33
Newell Brands
4.200%, 04/01/2026	335	350
3.850%, 04/01/2023	215	224
NIKE
3.875%, 11/01/2045	100	121
Nordstrom
5.000%, 01/15/2044	100	101
4.000%, 03/15/2027	100	106
Northwestern University
3.662%, 12/01/2057	25	30
O’Reilly Automotive
4.350%, 06/01/2028	250	285
3.600%, 09/01/2027	100	109
3.550%, 03/15/2026	50	54
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	375	403
6.250%, 05/15/2026 (A)	224	240
Party City Holdings
6.625%, 08/01/2026 (A)	70	50
Penske Automotive Group
5.500%, 05/15/2026	50	52
PetSmart
8.875%, 06/01/2025 (A)	85	87
7.125%, 03/15/2023 (A)	408	407
5.875%, 06/01/2025 (A)	226	232
President & Fellows of Harvard College
3.150%, 07/15/2046	100	108
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	61	64
6.250%, 01/15/2028 (A)	130	129
5.750%, 04/15/2026 (A)	279	294
5.250%, 04/15/2024 (A)	173	180
PulteGroup
5.500%, 03/01/2026	175	195
5.000%, 01/15/2027	107	118
QVC
4.750%, 02/15/2027	50	51
4.450%, 02/15/2025	100	103
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	250	278
6.250%, 05/15/2026 (A)	240	260
RELX Capital
3.500%, 03/16/2023	260	273
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	26
Sabre
5.375%, 04/15/2023 (A)	185	188

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sally Holdings
5.625%, 12/01/2025	$175	$181
Scientific Games International
8.250%, 03/15/2026 (A)	225	244
7.250%, 11/15/2029 (A)	62	66
7.000%, 05/15/2028 (A)	138	146
5.000%, 10/15/2025 (A)	250	257
Service International
5.125%, 06/01/2029	138	147
4.625%, 12/15/2027	100	105
ServiceMaster
5.125%, 11/15/2024 (A)	130	134
Simmons Foods
5.750%, 11/01/2024 (A)	124	125
Six Flags Entertainment
5.500%, 04/15/2027 (A)	75	78
4.875%, 07/31/2024 (A)	200	204
Sotheby’s
7.375%, 10/15/2027 (A)	200	204
Starbucks
4.500%, 11/15/2048	30	35
4.450%, 08/15/2049	150	178
4.000%, 11/15/2028	50	57
3.800%, 08/15/2025	50	55
3.550%, 08/15/2029	150	166
3.500%, 03/01/2028	50	55
3.100%, 03/01/2023	50	52
2.700%, 06/15/2022	50	51
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	175	190
Station Casinos
5.000%, 10/01/2025 (A)	84	86
4.500%, 02/15/2028 (A)	125	125
Studio City
7.250%, 11/30/2021 (A)	200	204
Summit Materials
6.125%, 07/15/2023	125	126
Tapestry
4.125%, 07/15/2027	250	261
Target
3.900%, 11/15/2047	100	118
3.500%, 07/01/2024	50	54
3.375%, 04/15/2029	200	220
2.350%, 02/15/2030	80	81
Taylor Morrison Communities
5.875%, 06/15/2027 (A)	107	119
Tempur Sealy International
5.500%, 06/15/2026	114	119
Tenneco
5.000%, 07/15/2026	105	97
Tesla
5.300%, 08/15/2025 (A)	344	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Cable
6.550%, 05/01/2037	$400	$515
5.875%, 11/15/2040	400	484
4.500%, 09/15/2042	100	105
4.000%, 09/01/2021	300	308
TJX
2.250%, 09/15/2026	150	154
Toyota Motor Credit MTN
3.650%, 01/08/2029	300	338
3.400%, 04/14/2025	100	108
3.300%, 01/12/2022	100	103
2.950%, 04/13/2021	250	254
2.900%, 04/17/2024	250	262
2.800%, 07/13/2022	50	51
2.600%, 01/11/2022	100	102
2.250%, 10/18/2023	50	51
1.900%, 04/08/2021	50	50
Under Armour
3.250%, 06/15/2026	100	98
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	38	41
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	43	46
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	89	93
United Airlines Pass-Through Trust, Ser 2019-2, Cl AA
2.700%, 05/01/2032	125	130
University of Notre Dame du Lac
3.394%, 02/15/2048	100	113
University of Southern California
3.028%, 10/01/2039	150	162
Univision Communications
5.125%, 02/15/2025 (A)	247	246
Verscend Escrow
9.750%, 08/15/2026 (A)	235	256
Viking Cruises
5.875%, 09/15/2027 (A)	134	137
VOC Escrow
5.000%, 02/15/2028 (A)	150	155
Whirlpool
3.700%, 05/01/2025	50	54
William Carter
5.625%, 03/15/2027 (A)	93	99
WPP Finance
3.750%, 09/19/2024	100	107
Wyndham Hotels & Resorts
5.375%, 04/15/2026 (A)	85	89

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wynn Las Vegas
5.500%, 03/01/2025 (A)	$300	$313
5.250%, 05/15/2027 (A)	155	161
Wynn Macau
5.500%, 10/01/2027 (A)	300	305
5.125%, 12/15/2029 (A)	65	65
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	162	168
Yum! Brands
4.750%, 01/15/2030 (A)	141	151

		47,071

Consumer Staples — 1.7%
Altria Group
6.200%, 02/14/2059	15	19
5.950%, 02/14/2049	340	427
5.800%, 02/14/2039	235	284
5.375%, 01/31/2044	100	117
4.800%, 02/14/2029	75	85
3.800%, 02/14/2024	320	341
3.490%, 02/14/2022	300	309
2.850%, 08/09/2022	100	102
Anheuser-Busch
4.900%, 02/01/2046	400	497
4.700%, 02/01/2036	350	420
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	100	120
3.300%, 02/01/2023	449	469
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	164
5.800%, 01/23/2059	195	280
5.550%, 01/23/2049	100	136
5.450%, 01/23/2039	165	214
4.900%, 01/23/2031	65	79
4.750%, 01/23/2029	85	101
4.600%, 04/15/2048	150	181
4.375%, 04/15/2038	35	41
4.150%, 01/23/2025	360	397
4.000%, 04/13/2028	60	67
3.750%, 07/15/2042	100	108
Archer-Daniels-Midland
4.500%, 03/15/2049	100	130
4.479%, 03/01/2021	50	51
4.016%, 04/16/2043	100	117
3.750%, 09/15/2047	100	115
2.500%, 08/11/2026	100	103
Avon International Operations
7.875%, 08/15/2022 (A)	70	73
B&G Foods
5.250%, 04/01/2025	100	102
5.250%, 09/15/2027	130	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brown-Forman
4.500%, 07/15/2045	$35	$45
Bunge Finance
3.750%, 09/25/2027	330	346
3.000%, 09/25/2022	55	56
Campbell Soup
4.800%, 03/15/2048	240	292
4.150%, 03/15/2028	100	111
Chobani
7.500%, 04/15/2025 (A)	100	99
Clorox
3.900%, 05/15/2028	50	57
3.100%, 10/01/2027	50	53
Coca-Cola
2.875%, 10/27/2025	100	106
2.250%, 09/01/2026	50	52
2.200%, 05/25/2022	300	304
2.125%, 09/06/2029	100	100
1.550%, 09/01/2021	50	50
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	62
3.250%, 03/15/2024	50	53
2.300%, 05/03/2022	100	102
Conagra Brands
5.400%, 11/01/2048	220	281
5.300%, 11/01/2038	315	390
4.850%, 11/01/2028	25	29
4.300%, 05/01/2024	310	338
3.800%, 10/22/2021	10	11
3.200%, 01/25/2023	118	122
Constellation Brands
4.500%, 05/09/2047	20	23
4.250%, 05/01/2023	90	96
4.100%, 02/15/2048	250	279
3.750%, 05/01/2021	25	26
3.600%, 02/15/2028	50	54
3.500%, 05/09/2027	15	16
3.200%, 02/15/2023	50	52
2.700%, 05/09/2022	15	15
2.650%, 11/07/2022	100	102
Costco Wholesale
3.000%, 05/18/2027	100	108
Cott Holdings
5.500%, 04/01/2025 (A)	95	99
Coty
6.500%, 04/15/2026 (A)	125	130
Darling Ingredients
5.250%, 04/15/2027 (A)	106	112
Diageo Capital
2.625%, 04/29/2023	50	51
2.375%, 10/24/2029	200	204

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diageo Investment
4.250%, 05/11/2042	$100	$121
2.875%, 05/11/2022	50	51
Energizer Holdings
7.750%, 01/15/2027 (A)	10	11
6.375%, 07/15/2026 (A)	30	32
5.500%, 06/15/2025 (A)	213	220
Estee Lauder
4.375%, 06/15/2045	50	62
4.150%, 03/15/2047	50	62
3.150%, 03/15/2027	50	54
Fresh Market
9.750%, 05/01/2023 (A)	100	49
General Mills
4.700%, 04/17/2048	220	269
4.550%, 04/17/2038	115	138
4.200%, 04/17/2028	25	29
3.700%, 10/17/2023	40	43
3.200%, 04/16/2021	10	10
3.150%, 12/15/2021	100	102
2.600%, 10/12/2022	100	102
Hershey
3.200%, 08/21/2025	100	108
Ingredion
3.200%, 10/01/2026	100	104
JM Smucker
4.375%, 03/15/2045	100	115
4.250%, 03/15/2035	20	22
3.500%, 03/15/2025	100	107
Kellogg
3.400%, 11/15/2027	100	107
Keurig Dr Pepper
5.085%, 05/25/2048	200	254
4.597%, 05/25/2028	50	57
4.500%, 11/15/2045	130	152
3.551%, 05/25/2021	300	307
2.550%, 09/15/2026	100	102
Kimberly-Clark
6.625%, 08/01/2037	50	76
3.200%, 04/25/2029	100	109
3.050%, 08/15/2025	50	53
2.750%, 02/15/2026	50	53
Kraft Foods Group
5.000%, 06/04/2042	100	111
Kraft Heinz Foods
6.500%, 02/09/2040	100	127
5.200%, 07/15/2045	100	113
5.000%, 07/15/2035	500	577
4.875%, 10/01/2049 (A)	20	22
4.625%, 10/01/2039 (A)	10	11
4.375%, 06/01/2046	60	61
3.950%, 07/15/2025	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2030 (A)	$10	$11
3.000%, 06/01/2026	55	56
Kroger
4.500%, 01/15/2029	50	58
4.000%, 02/01/2024	100	108
3.950%, 01/15/2050	300	305
3.875%, 10/15/2046	100	101
3.700%, 08/01/2027	35	38
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	165	159
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	125	132
4.625%, 11/01/2024 (A)	150	157
McCormick
3.400%, 08/15/2027	100	107
3.150%, 08/15/2024	300	314
Mead Johnson Nutrition
4.125%, 11/15/2025	30	33
Molson Coors Beverage
5.000%, 05/01/2042	93	106
4.200%, 07/15/2046	40	41
3.000%, 07/15/2026	100	103
Mondelez International
4.125%, 05/07/2028	200	228
4.000%, 02/01/2024	100	108
NVA Holdings
6.875%, 04/01/2026 (A)	50	54
PepsiCo
4.600%, 07/17/2045	45	59
4.250%, 10/22/2044	100	122
4.000%, 05/02/2047	335	405
3.600%, 03/01/2024	100	108
3.500%, 07/17/2025	100	109
3.000%, 10/15/2027	350	377
2.750%, 03/05/2022	50	51
2.625%, 07/29/2029	75	78
2.250%, 05/02/2022	50	51
Performance Food Group
5.500%, 10/15/2027 (A)	211	222
Philip Morris International
6.375%, 05/16/2038	100	142
4.250%, 11/10/2044	50	58
4.125%, 03/04/2043	50	56
3.375%, 08/15/2029	150	162
3.125%, 08/17/2027	100	107
3.125%, 03/02/2028	50	53
2.875%, 05/01/2024	150	157
2.750%, 02/25/2026	50	52
2.625%, 02/18/2022	25	25
2.500%, 11/02/2022	50	51
2.375%, 08/17/2022	100	101
2.125%, 05/10/2023	25	25

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 02/25/2021	$50	$50
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	200	212
5.750%, 03/15/2025 (A)	148	152
Post Holdings
5.750%, 03/01/2027 (A)	355	374
5.625%, 01/15/2028 (A)	208	220
5.500%, 03/01/2025 (A)	245	254
5.500%, 12/15/2029 (A)	205	217
Procter & Gamble
2.850%, 08/11/2027	100	109
2.450%, 11/03/2026	50	53
1.700%, 11/03/2021	100	100
Reynolds American
5.850%, 08/15/2045	100	119
5.700%, 08/15/2035	100	120
4.450%, 06/12/2025	100	109
Rite Aid
6.125%, 04/01/2023 (A)	350	319
Spectrum Brands
5.750%, 07/15/2025	200	208
Staples
10.750%, 04/15/2027 (A)	215	219
7.500%, 04/15/2026 (A)	375	384
Sysco
4.850%, 10/01/2045	15	19
4.450%, 03/15/2048	250	302
3.750%, 10/01/2025	25	27
3.550%, 03/15/2025	50	54
3.300%, 07/15/2026	100	108
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	123
Tyson Foods
5.100%, 09/28/2048	300	384
4.500%, 06/15/2022	100	106
4.350%, 03/01/2029	300	347
3.950%, 08/15/2024	50	54
2.250%, 08/23/2021	35	35
Unilever Capital
5.900%, 11/15/2032	100	139
3.125%, 03/22/2023	100	104
2.600%, 05/05/2024	105	109
2.125%, 09/06/2029	150	148
1.375%, 07/28/2021	100	100
US Foods
5.875%, 06/15/2024 (A)	115	118
Vector Group
10.500%, 11/01/2026 (A)	58	60
6.125%, 02/01/2025 (A)	205	204
Walgreens Boots Alliance
4.800%, 11/18/2044	100	105
3.800%, 11/18/2024	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 06/01/2026	$30	$31
3.300%, 11/18/2021	100	102
Walmart
4.050%, 06/29/2048	65	79
3.950%, 06/28/2038	415	497
3.700%, 06/26/2028	100	112
3.625%, 12/15/2047	325	371
3.550%, 06/26/2025	325	354
3.400%, 06/26/2023	100	106
3.250%, 07/08/2029	40	44
3.125%, 06/23/2021	100	102
2.650%, 12/15/2024	50	52
2.550%, 04/11/2023	50	52
2.350%, 12/15/2022	100	102

		27,180

Energy — 3.0%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)	277	316
Aker BP
5.875%, 03/31/2025 (A)	150	158
Antero Midstream Partners
5.750%, 03/01/2027 (A)	115	90
5.750%, 01/15/2028 (A)	148	115
5.375%, 09/15/2024	150	133
Antero Resources
5.625%, 06/01/2023	144	104
5.000%, 03/01/2025	50	33
Apache
5.350%, 07/01/2049	150	159
5.100%, 09/01/2040	100	101
4.375%, 10/15/2028	100	106
4.250%, 01/15/2030	150	158
Archrock Partners
6.875%, 04/01/2027 (A)	79	84
6.250%, 04/01/2028 (A)	100	103
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	264	259
7.000%, 11/01/2026 (A)	55	39
Baker Hughes a GE Co
5.125%, 09/15/2040	100	122
4.080%, 12/15/2047	50	53
3.138%, 11/07/2029	65	68
2.773%, 12/15/2022	50	51
Baytex Energy
8.750%, 04/01/2027 (A)	125	122
Boardwalk Pipelines
5.950%, 06/01/2026	100	115
BP Capital Markets
3.994%, 09/26/2023	38	41
3.723%, 11/28/2028	30	33
3.506%, 03/17/2025	100	108

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
4.234%, 11/06/2028	$100	$114
3.588%, 04/14/2027	100	108
3.224%, 04/14/2024	100	105
3.216%, 11/28/2023	50	52
3.119%, 05/04/2026	100	106
2.520%, 09/19/2022	100	102
2.112%, 09/16/2021	350	353
Bruin E&P Partners
8.875%, 08/01/2023 (A)	105	68
Buckeye Partners
3.950%, 12/01/2026	100	99
Calfrac Holdings
8.500%, 06/15/2026 (A)	102	39
California Resources
8.000%, 12/15/2022 (A)	321	109
Callon Petroleum
6.125%, 10/01/2024	106	101
Calumet Specialty Products Partners
11.000%, 04/15/2025 (A)	111	123
Canadian Natural Resources
6.250%, 03/15/2038	50	65
3.900%, 02/01/2025	100	107
3.850%, 06/01/2027	50	53
2.950%, 01/15/2023	50	52
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	30
Carrizo Oil & Gas
6.250%, 04/15/2023	115	115
Cenovus Energy
5.400%, 06/15/2047	250	284
5.250%, 06/15/2037	35	39
4.250%, 04/15/2027	100	107
3.000%, 08/15/2022	308	314
Centennial Resource Production
6.875%, 04/01/2027 (A)	76	76
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029 (A)	90	93
Cheniere Energy Partners
5.625%, 10/01/2026	260	272
5.250%, 10/01/2025	218	225
4.500%, 10/01/2029 (A)	311	316
Chesapeake Energy
11.500%, 01/01/2025 (A)	402	323
7.000%, 10/01/2024	125	66
Chevron
3.326%, 11/17/2025	50	54
2.954%, 05/16/2026	100	106
2.895%, 03/03/2024	50	52
2.566%, 05/16/2023	100	103
2.498%, 03/03/2022	350	356
2.355%, 12/05/2022	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
4.375%, 03/15/2029	$50	$53
3.900%, 05/15/2027	55	57
CNOOC Finance 2013
2.875%, 09/30/2029	300	306
CNOOC Nexen Finance
4.250%, 04/30/2024	100	108
CNX Resources
7.250%, 03/14/2027 (A)	125	103
Comstock Resources
9.750%, 08/15/2026	150	122
7.500%, 05/15/2025 (A)	150	118
Concho Resources
4.300%, 08/15/2028	50	55
ConocoPhillips
6.500%, 02/01/2039	75	111
4.950%, 03/15/2026	450	525
Continental Resources
5.000%, 09/15/2022	64	64
4.900%, 06/01/2044	40	41
4.500%, 04/15/2023	85	90
4.375%, 01/15/2028	55	58
3.800%, 06/01/2024	55	57
Crestwood Midstream Partners
6.250%, 04/01/2023	150	151
5.750%, 04/01/2025	105	107
5.625%, 05/01/2027 (A)	120	121
CrownRock
5.625%, 10/15/2025 (A)	250	252
CVR Energy
5.250%, 02/15/2025 (A)	100	99
DCP Midstream Operating
5.375%, 07/15/2025	155	169
5.125%, 05/15/2029	56	59
Denbury Resources
9.000%, 05/15/2021 (A)	174	164
Devon Energy
5.600%, 07/15/2041	100	121
5.000%, 06/15/2045	50	57
Diamond Offshore Drilling
7.875%, 08/15/2025	83	68
Diamondback Energy
3.500%, 12/01/2029	100	101
3.250%, 12/01/2026	45	46
2.875%, 12/01/2024	65	66
Ecopetrol
5.875%, 09/18/2023	100	112
5.875%, 05/28/2045	200	240
4.125%, 01/16/2025	225	238
Enable Midstream Partners
4.950%, 05/15/2028	230	237

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enbridge
5.500%, 12/01/2046	$50	$66
4.250%, 12/01/2026	100	112
3.700%, 07/15/2027	50	53
2.900%, 07/15/2022	50	51
Enbridge Energy Partners
7.375%, 10/15/2045	50	77
5.500%, 09/15/2040	100	123
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	195	203
5.500%, 01/30/2026 (A)	107	110
Energy Transfer Operating
6.250%, 04/15/2049	415	492
6.125%, 12/15/2045	100	116
5.250%, 04/15/2029	215	243
5.200%, 02/01/2022	100	105
4.950%, 06/15/2028	300	333
4.900%, 03/15/2035	50	55
4.750%, 01/15/2026	50	55
4.200%, 04/15/2027	50	53
3.600%, 02/01/2023	85	88
EnLink Midstream
5.375%, 06/01/2029	135	122
EnLink Midstream Partners
4.850%, 07/15/2026	125	114
4.150%, 06/01/2025	106	98
Ensign Drilling
9.250%, 04/15/2024 (A)	145	136
Enterprise Products Operating
5.100%, 02/15/2045	25	30
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	100	100
4.850%, 08/15/2042	100	117
4.800%, 02/01/2049	325	381
4.150%, 10/16/2028	225	253
3.950%, 02/15/2027	220	242
3.700%, 02/15/2026	100	109
3.500%, 02/01/2022	250	258
3.350%, 03/15/2023	100	104
2.850%, 04/15/2021	230	233
Enviva Partners
6.500%, 01/15/2026 (A)	107	114
EOG Resources
3.150%, 04/01/2025	100	106
EP Energy
7.750%, 05/15/2026 (A)(C)	95	64
EQM Midstream Partners
4.750%, 07/15/2023	300	296
4.125%, 12/01/2026	35	32
EQT
3.900%, 10/01/2027	50	40
3.000%, 10/01/2022	35	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
4.800%, 11/08/2043	$100	$131
3.700%, 03/01/2024	200	215
3.250%, 11/18/2049	135	143
Extraction Oil & Gas
5.625%, 02/01/2026 (A)	155	76
Exxon Mobil
3.567%, 03/06/2045	50	56
3.176%, 03/15/2024	300	317
2.726%, 03/01/2023	100	103
2.709%, 03/06/2025	100	104
2.222%, 03/01/2021	340	342
Genesis Energy
7.750%, 02/01/2028	100	101
6.500%, 10/01/2025	150	146
Gulfport Energy
6.375%, 05/15/2025	200	100
6.000%, 10/15/2024	35	19
Halliburton
7.450%, 09/15/2039	100	146
5.000%, 11/15/2045	50	57
3.800%, 11/15/2025	100	108
Hess
7.125%, 03/15/2033	100	129
5.600%, 02/15/2041	50	58
4.300%, 04/01/2027	50	53
Hess Midstream Operations
5.625%, 02/15/2026 (A)	145	152
5.125%, 06/15/2028 (A)	120	124
Hilcorp Energy I
6.250%, 11/01/2028 (A)	90	80
5.750%, 10/01/2025 (A)	117	106
Holly Energy Partners
6.000%, 08/01/2024 (A)	66	69
5.000%, 02/01/2028 (A)	37	38
Husky Energy
4.000%, 04/15/2024	100	106
Indigo Natural Resources
6.875%, 02/15/2026 (A)	150	137
Jagged Peak Energy
5.875%, 05/01/2026	100	103
Jonah Energy
7.250%, 10/15/2025 (A)	191	53
Kinder Morgan
5.300%, 12/01/2034	50	60
5.050%, 02/15/2046	90	101
4.300%, 06/01/2025	100	110
4.300%, 03/01/2028	300	331
3.150%, 01/15/2023	200	207
Kinder Morgan Energy Partners
5.500%, 03/01/2044	50	60
4.300%, 05/01/2024	100	108

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 09/01/2024	$50	$54
Laredo Petroleum
9.500%, 01/15/2025	85	77
Magellan Midstream Partners
4.200%, 10/03/2047	100	107
3.950%, 03/01/2050	100	105
Marathon Oil
5.200%, 06/01/2045	50	57
4.400%, 07/15/2027	100	110
2.800%, 11/01/2022	100	102
Marathon Petroleum
6.500%, 03/01/2041	50	67
5.125%, 03/01/2021	50	52
5.125%, 12/15/2026	50	57
4.500%, 04/01/2048	25	27
3.800%, 04/01/2028	130	139
Matador Resources
5.875%, 09/15/2026	215	210
MEG Energy
7.125%, 02/01/2027 (A)	165	164
6.500%, 01/15/2025 (A)	155	162
Montage Resources
8.875%, 07/15/2023	100	84
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	80	64
7.500%, 01/15/2026 (A)	150	110
MPLX
5.200%, 03/01/2047	50	55
5.200%, 12/01/2047 (A)	230	248
4.875%, 06/01/2025	100	111
4.700%, 04/15/2048	245	252
4.500%, 07/15/2023	250	268
4.500%, 04/15/2038	130	134
4.250%, 12/01/2027 (A)	215	230
4.125%, 03/01/2027	50	53
4.000%, 03/15/2028	370	387
3.500%, 12/01/2022 (A)	15	16
Murphy Oil
5.875%, 12/01/2027	91	93
5.750%, 08/15/2025	152	157
Nabors Industries
7.250%, 01/15/2026 (A)	45	45
5.750%, 02/01/2025	165	135
National Oilwell Varco
2.600%, 12/01/2022	28	28
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	197
Nexen
6.400%, 05/15/2037	200	284
NGL Energy Partners
7.500%, 11/01/2023	120	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
5.250%, 11/15/2043	$100	$111
5.050%, 11/15/2044	50	55
3.900%, 11/15/2024	100	106
3.850%, 01/15/2028	100	106
Noble Holding International
7.875%, 02/01/2026 (A)	145	104
NuStar Logistics
6.000%, 06/01/2026	45	47
5.625%, 04/28/2027	90	93
Occidental Petroleum
6.600%, 03/15/2046	50	66
6.450%, 09/15/2036	25	31
5.550%, 03/15/2026	300	347
4.850%, 03/15/2021	340	350
4.400%, 04/15/2046	50	50
4.400%, 08/15/2049	30	31
4.300%, 08/15/2039	40	42
4.200%, 03/15/2048	100	99
3.500%, 08/15/2029	65	67
3.200%, 08/15/2026	65	67
3.000%, 02/15/2027	100	102
2.900%, 08/15/2024	90	92
2.700%, 08/15/2022	70	71
2.700%, 02/15/2023	100	102
2.600%, 08/13/2021	80	81
ONEOK
6.000%, 06/15/2035	100	125
4.550%, 07/15/2028	250	275
4.450%, 09/01/2049	40	42
4.000%, 07/13/2027	55	59
2.750%, 09/01/2024	100	102
ONEOK Partners
6.200%, 09/15/2043	50	62
Ovintiv
6.500%, 02/01/2038	100	116
Pacific Drilling
8.375%, 10/01/2023 (A)	150	126
Parkland Fuel
6.000%, 04/01/2026 (A)	95	100
5.875%, 07/15/2027 (A)	94	100
Parsley Energy
5.625%, 10/15/2027 (A)	150	158
5.375%, 01/15/2025 (A)	100	103
PBF Holding
7.250%, 06/15/2025	150	159
6.000%, 02/15/2028 (A)	125	128
PBF Logistics
6.875%, 05/15/2023	80	82
PDC Energy
5.750%, 05/15/2026	100	97

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Peabody Energy
6.375%, 03/31/2025 (A)	$100	$83
6.000%, 03/31/2022 (A)	50	46
Petroleos Mexicanos
6.950%, 01/28/2060 (A)	135	137
6.625%, 06/15/2035	300	312
6.500%, 03/13/2027	1,000	1,084
6.500%, 06/02/2041	260	263
6.350%, 02/12/2048	330	326
5.950%, 01/28/2031 (A)	135	137
5.625%, 01/23/2046	100	93
5.350%, 02/12/2028	255	257
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	113
6.750%, 09/21/2047	50	51
Phillips 66
4.875%, 11/15/2044	100	123
4.650%, 11/15/2034	150	180
4.300%, 04/01/2022	50	52
Phillips 66 Partners
4.900%, 10/01/2046	225	259
3.550%, 10/01/2026	225	240
Pioneer Natural Resources
3.950%, 07/15/2022	100	105
Plains All American Pipeline
4.700%, 06/15/2044	100	96
4.650%, 10/15/2025	100	109
4.500%, 12/15/2026	100	109
3.600%, 11/01/2024	100	104
Puget Energy
5.625%, 07/15/2022	100	107
3.650%, 05/15/2025	50	53
Puget Sound Energy
4.300%, 05/20/2045	50	61
3.250%, 09/15/2049	65	70
Puma International Financing
5.125%, 10/06/2024 (A)	200	196
5.000%, 01/24/2026 (A)	200	188
QEP Resources
5.625%, 03/01/2026	100	89
Range Resources
9.250%, 02/01/2026 (A)	80	71
5.000%, 08/15/2022	100	94
5.000%, 03/15/2023	250	215
4.875%, 05/15/2025	38	30
Sabine Pass Liquefaction
5.750%, 05/15/2024	75	84
5.625%, 02/01/2021	25	26
5.625%, 03/01/2025	75	85
4.200%, 03/15/2028	100	107
Schlumberger Investment
3.650%, 12/01/2023	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SESI
7.750%, 09/15/2024	$170	$106
Seven Generations Energy
5.375%, 09/30/2025 (A)	146	146
Shell International Finance BV
4.550%, 08/12/2043	300	373
4.125%, 05/11/2035	100	119
4.000%, 05/10/2046	50	59
3.750%, 09/12/2046	50	56
3.500%, 11/13/2023	40	42
2.875%, 05/10/2026	50	53
2.500%, 09/12/2026	350	363
2.250%, 01/06/2023	100	102
1.875%, 05/10/2021	250	251
1.750%, 09/12/2021	50	50
SM Energy
6.625%, 01/15/2027	175	159
5.625%, 06/01/2025	113	102
Southwestern Energy
7.500%, 04/01/2026	100	83
Spectra Energy Partners
4.750%, 03/15/2024	100	110
3.500%, 03/15/2025	100	106
SRC Energy
6.250%, 12/01/2025	71	72
Summit Midstream Holdings
5.750%, 04/15/2025	140	108
Suncor Energy
6.850%, 06/01/2039	50	74
6.500%, 06/15/2038	100	141
4.000%, 11/15/2047	200	218
3.600%, 12/01/2024	200	213
Sunoco
6.000%, 04/15/2027	109	115
5.500%, 02/15/2026	275	283
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	100	108
5.350%, 05/15/2045	25	26
4.000%, 10/01/2027	100	105
3.900%, 07/15/2026	100	105
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	145	147
5.500%, 01/15/2028 (A)	188	188
4.750%, 10/01/2023 (A)	50	50
Targa Resources Partners
6.875%, 01/15/2029	40	44
6.750%, 03/15/2024	100	103
6.500%, 07/15/2027	514	560
5.875%, 04/15/2026	100	106
5.500%, 03/01/2030 (A)	208	215
5.375%, 02/01/2027	25	26
5.125%, 02/01/2025	50	51

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 01/15/2028	$100	$102
TC PipeLines
3.900%, 05/25/2027	220	232
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	175	179
Total Capital
3.883%, 10/11/2028	10	11
Total Capital International
3.750%, 04/10/2024	50	54
3.461%, 07/12/2049	50	54
3.455%, 02/19/2029	100	110
2.875%, 02/17/2022	300	308
2.829%, 01/10/2030	50	53
2.700%, 01/25/2023	100	103
2.434%, 01/10/2025	50	51
2.218%, 07/12/2021	30	30
TransCanada PipeLines
6.200%, 10/15/2037	50	66
5.100%, 03/15/2049	225	280
4.875%, 01/15/2026	100	114
4.750%, 05/15/2038	100	117
4.250%, 05/15/2028	300	337
2.500%, 08/01/2022	100	101
Transocean
9.000%, 07/15/2023 (A)	250	269
8.000%, 02/01/2027 (A)	70	65
7.500%, 01/15/2026 (A)	157	148
7.250%, 11/01/2025 (A)	90	85
Transocean Guardian
5.875%, 01/15/2024 (A)	71	73
Transocean Pontus
6.125%, 08/01/2025 (A)	129	133
Transocean Poseidon
6.875%, 02/01/2027 (A)	120	125
Transocean Sentry
5.375%, 05/15/2023 (A)	101	101
USA Compression Partners
6.875%, 04/01/2026	140	146
6.875%, 09/01/2027	165	172
Valaris
7.750%, 02/01/2026	210	106
Valero Energy
6.625%, 06/15/2037	100	135
4.350%, 06/01/2028	70	78
4.000%, 04/01/2029	65	70
3.650%, 03/15/2025	90	97
Valero Energy Partners
4.375%, 12/15/2026	220	243
Vine Oil & Gas
8.750%, 04/15/2023 (A)	100	52
Viper Energy Partners
5.375%, 11/01/2027 (A)	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
W&T Offshore
9.750%, 11/01/2023 (A)	$145	$137
Weatherford International
11.000%, 12/01/2024 (A)	350	372
Western Midstream Operating
5.450%, 04/01/2044	50	46
4.650%, 07/01/2026	50	52
3.950%, 06/01/2025	100	102
Whiting Petroleum
6.625%, 01/15/2026	183	103
Williams
6.300%, 04/15/2040	100	124
5.750%, 06/24/2044	20	24
4.900%, 01/15/2045	50	53
4.550%, 06/24/2024	50	55
4.300%, 03/04/2024	60	64
3.900%, 01/15/2025	100	107
3.750%, 06/15/2027	100	106
3.700%, 01/15/2023	15	16
3.600%, 03/15/2022	450	463
WPX Energy
5.750%, 06/01/2026	75	78
5.250%, 10/15/2027	63	66
4.500%, 01/15/2030	105	106

		47,796

Financials — 7.5%
Acrisure
8.125%, 02/15/2024 (A)	181	193
7.000%, 11/15/2025 (A)	165	162
Aflac
3.625%, 11/15/2024	100	108
African Development Bank
2.625%, 03/22/2021	50	50
1.250%, 07/26/2021	100	100
African Development Bank MTN
3.000%, 12/06/2021	60	62
2.125%, 11/16/2022	100	102
1.625%, 09/16/2022	210	211
Algeco Global Finance
8.000%, 02/15/2023 (A)	145	145
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	130	137
Allied Universal Holdco
9.750%, 07/15/2027 (A)	167	178
6.625%, 07/15/2026 (A)	273	290
Allstate
5.950%, 04/01/2036	100	141
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	108
3.850%, 08/10/2049	50	59

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ally Financial
5.750%, 11/20/2025	$200	$227
American Express
4.050%, 12/03/2042	100	123
3.700%, 11/05/2021	300	310
3.400%, 02/27/2023	100	105
3.000%, 02/22/2021	300	304
2.650%, 12/02/2022	100	102
2.500%, 08/01/2022	350	356
American Express Credit MTN
3.300%, 05/03/2027	130	141
2.250%, 05/05/2021	150	151
American Financial Group
4.500%, 06/15/2047	50	59
3.500%, 08/15/2026	85	90
American International Group
5.750%, VAR ICE LIBOR USD 3 Month+2.868%, 04/01/2048	200	226
4.750%, 04/01/2048	300	371
4.700%, 07/10/2035	300	360
4.500%, 07/16/2044	100	119
4.200%, 04/01/2028	50	56
4.125%, 02/15/2024	100	108
3.875%, 01/15/2035	100	110
3.300%, 03/01/2021	50	51
Ameriprise Financial
3.700%, 10/15/2024	100	109
AmWINS Group
7.750%, 07/01/2026 (A)	120	131
Andina de Fomento
4.375%, 06/15/2022	100	105
3.250%, 02/11/2022	500	512
Aon
8.205%, 01/01/2027	100	130
4.600%, 06/14/2044	100	122
3.500%, 06/14/2024	100	106
Arch Capital Group
5.144%, 11/01/2043	50	65
Ardonagh Midco 3
8.625%, 07/15/2023 (A)	200	205
Ares Capital
4.200%, 06/10/2024	65	69
3.625%, 01/19/2022	100	102
Asian Development Bank
2.625%, 01/30/2024	300	314
1.625%, 01/24/2023	100	101
Asian Development Bank MTN
3.125%, 09/26/2028	300	338
2.625%, 01/12/2027	200	215
2.000%, 02/16/2022	200	202
2.000%, 01/22/2025	150	154
2.000%, 04/24/2026	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 08/10/2022	$100	$101
1.875%, 01/24/2030	100	102
1.750%, 09/13/2022	200	202
1.750%, 08/14/2026	100	102
1.625%, 03/16/2021	150	150
1.500%, 10/18/2024	200	201
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	81
Assurant
4.900%, 03/27/2028	100	112
AssuredPartners
7.000%, 08/15/2025 (A)	114	116
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	150	152
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	50	55
2.050%, 11/21/2022	250	253
AXIS Specialty Finance
4.000%, 12/06/2027	50	55
Banco Santander
5.179%, 11/19/2025	100	114
3.848%, 04/12/2023	300	316
3.800%, 02/23/2028	200	216
3.125%, 02/23/2023	100	103
Bank of America
7.750%, 05/14/2038	375	604
6.110%, 01/29/2037	150	207
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	200	234
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	121	130
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	106
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	117	120
Bank of America MTN
5.000%, 01/21/2044	50	67
4.750%, 04/21/2045	40	51
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	200	249
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	100	114
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	300	356
4.183%, 11/25/2027	150	166
4.100%, 07/24/2023	115	124
4.000%, 04/01/2024	135	146
4.000%, 01/22/2025	150	163
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	350	393
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	167

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 08/01/2025	$100	$110
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	100	106
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	350	384
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	100	109
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	200	215
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	150	157
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100	102
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	300	318
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	100	106
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	300	307
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	100	104
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	350	358
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023	100	102
2.625%, 04/19/2021	250	253
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	100	102
Bank of Montreal MTN
3.300%, 02/05/2024	200	211
2.350%, 09/11/2022	150	153
1.900%, 08/27/2021	350	352
Bank of New York Mellon
3.550%, 09/23/2021	100	103
Bank of New York Mellon MTN
3.000%, 02/24/2025	150	158
3.000%, 10/30/2028	285	298
2.800%, 05/04/2026	350	369
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	350	357
2.600%, 02/07/2022	300	306
2.100%, 10/24/2024	50	51
2.050%, 05/03/2021	250	251
Bank of Nova Scotia
3.400%, 02/11/2024	400	424
2.800%, 07/21/2021	50	51
2.700%, 08/03/2026	100	104
2.450%, 03/22/2021	150	151
1.875%, 04/26/2021	300	301
Barclays
5.250%, 08/17/2045	100	127
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.836%, 05/09/2028	$350	$390
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	520	545
3.650%, 03/16/2025	150	159
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	300	319
BBVA USA
2.500%, 08/27/2024	250	252
Berkshire Hathaway
4.500%, 02/11/2043	50	63
3.125%, 03/15/2026	35	38
2.750%, 03/15/2023	100	103
2.200%, 03/15/2021	35	35
Berkshire Hathaway Finance
4.250%, 01/15/2049	300	367
BlackRock
3.500%, 03/18/2024	100	108
3.250%, 04/30/2029	90	98
2.400%, 04/30/2030	45	46
Brighthouse Financial
4.700%, 06/22/2047	250	242
3.700%, 06/22/2027	250	253
Brookfield Finance
4.700%, 09/20/2047	50	61
4.000%, 04/01/2024	50	54
Brown & Brown
4.500%, 03/15/2029	50	57
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/2023	50	51
2.550%, 06/16/2022	300	307
Capital One
2.650%, 08/08/2022	150	153
2.250%, 09/13/2021	150	151
Capital One Financial
4.250%, 04/30/2025	100	110
3.900%, 01/29/2024	300	321
3.750%, 07/28/2026	350	373
3.750%, 03/09/2027	350	379
3.450%, 04/30/2021	100	102
3.200%, 02/05/2025	100	105
Charles Schwab
3.850%, 05/21/2025	100	110
3.450%, 02/13/2026	70	76
3.250%, 05/22/2029	200	216
Chubb INA Holdings
3.350%, 05/15/2024	100	106
CIT Group
5.250%, 03/07/2025	50	55
4.750%, 02/16/2024	210	223

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citibank
3.650%, 01/23/2024	$250	$267
3.165%, VAR ICE LIBOR USD 3 Month+0.530%, 02/19/2022	250	254
2.850%, 02/12/2021	200	202
Citigroup
6.675%, 09/13/2043	90	137
6.125%, 08/25/2036	100	136
4.750%, 05/18/2046	150	185
4.650%, 07/30/2045	100	128
4.650%, 07/23/2048	200	261
4.600%, 03/09/2026	335	376
4.450%, 09/29/2027	100	112
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	100	107
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	300	335
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	200	228
3.875%, 03/26/2025	100	108
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	150	163
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	350	376
3.400%, 05/01/2026	150	161
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	150	158
3.300%, 04/27/2025	100	106
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	150	153
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	100	104
2.900%, 12/08/2021	350	356
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	150	153
2.750%, 04/25/2022	200	204
2.700%, 03/30/2021	50	51
2.350%, 08/02/2021	350	353
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	50	50
Citizens Bank
3.750%, 02/18/2026	300	327
3.250%, 02/14/2022	300	309
Citizens Financial Group
2.375%, 07/28/2021	30	30
CME Group
3.000%, 03/15/2025	100	106
CNA Financial
4.500%, 03/01/2026	50	56
3.900%, 05/01/2029	40	45
3.450%, 08/15/2027	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comerica
4.000%, 02/01/2029	$50	$56
3.700%, 07/31/2023	225	239
Cooperatieve Rabobank
5.250%, 08/04/2045	150	198
4.625%, 12/01/2023	150	163
3.750%, 07/21/2026	150	160
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	150	157
Council of Europe Development Bank
2.625%, 02/13/2023	120	124
2.500%, 02/27/2024	300	313
Credit Suisse MTN
3.625%, 09/09/2024	150	161
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	50	65
3.800%, 06/09/2023	150	158
3.750%, 03/26/2025	150	161
3.450%, 04/16/2021	150	153
Credit Suisse NY
2.100%, 11/12/2021	250	251
Curo Group Holdings
8.250%, 09/01/2025 (A)	190	167
Deutsche Bank
4.500%, 04/01/2025	200	206
3.950%, 02/27/2023	100	104
3.300%, 11/16/2022	100	102
Deutsche Bank MTN
3.700%, 05/30/2024	250	259
3.375%, 05/12/2021	100	101
Deutsche Bank NY
5.000%, 02/14/2022	300	314
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	300	299
4.250%, 10/14/2021	300	309
Discover Bank
4.200%, 08/08/2023	150	161
Discover Financial Services
4.500%, 01/30/2026	300	332
4.100%, 02/09/2027	340	372
3.850%, 11/21/2022	100	105
E*TRADE Financial
3.800%, 08/24/2027	100	107
2.950%, 08/24/2022	25	26
Enstar Group
4.950%, 06/01/2029	50	56
Equitable Holdings
4.350%, 04/20/2028	300	332
European Bank for Reconstruction & Development MTN
2.750%, 04/26/2021	500	508
2.750%, 03/07/2023	500	520

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 02/01/2021	$200	$201
European Investment Bank
2.625%, 05/20/2022	600	617
2.625%, 03/15/2024	885	927
2.500%, 03/15/2023	180	186
2.375%, 06/15/2022	500	511
2.250%, 03/15/2022	200	204
2.250%, 06/24/2024	200	207
2.125%, 10/15/2021	150	152
2.000%, 03/15/2021	150	151
1.875%, 02/10/2025	200	205
1.625%, 06/15/2021	150	150
1.375%, 09/06/2022	170	170
European Investment Bank MTN
3.125%, 12/14/2023	150	160
2.875%, 08/15/2023	500	526
2.375%, 05/13/2021	200	202
Fairfax Financial Holdings
4.850%, 04/17/2028	200	224
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	120	128
Fidelity National Financial
4.500%, 08/15/2028	50	56
Fifth Third Bancorp
3.950%, 03/14/2028	250	281
3.650%, 01/25/2024	350	372
First Republic Bank
4.625%, 02/13/2047	50	62
FMS Wertmanagement
2.750%, 01/30/2024	500	526
Franklin Resources
2.850%, 03/30/2025	150	158
Freedom Mortgage
8.250%, 04/15/2025 (A)	200	198
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	160	165
FS KKR Capital
4.125%, 02/01/2025	100	103
Global Aircraft Leasing
6.500% cash/0% PIK, 09/15/2024 (A)	315	322
Globe Life
4.550%, 09/15/2028	200	228
goeasy
5.375%, 12/01/2024 (A)	47	48
Goldman Sachs Group
6.750%, 10/01/2037	125	179
6.250%, 02/01/2041	100	146
5.750%, 01/24/2022	130	140
4.750%, 10/21/2045	100	127
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	400	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	$150	$169
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	300	339
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	110
3.750%, 05/22/2025	150	162
3.750%, 02/25/2026	360	390
3.625%, 02/20/2024	310	330
3.500%, 01/23/2025	100	106
3.500%, 11/16/2026	100	107
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	152
3.200%, 02/23/2023	255	265
3.000%, 04/26/2022	385	391
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	153
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	100	102
2.875%, 02/25/2021	50	51
2.350%, 11/15/2021	350	352
Goldman Sachs Group MTN
4.800%, 07/08/2044	100	126
3.850%, 07/08/2024	100	107
Hartford Financial Services Group
4.400%, 03/15/2048	200	239
4.300%, 04/15/2043	100	116
HSBC Holdings
6.500%, 05/02/2036	100	139
6.500%, 09/15/2037	325	457
5.250%, 03/14/2044	100	129
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	100	114
4.375%, 11/23/2026	250	275
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	300	329
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	350	382
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	290	319
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	100	106
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	220	234
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	300	308
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	100	103
2.950%, 05/25/2021	150	152
2.650%, 01/05/2022	350	355
HUB International
7.000%, 05/01/2026 (A)	265	275

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hunt
6.250%, 02/15/2026 (A)	$100	$97
Huntington Bancshares
2.300%, 01/14/2022	150	151
Huntington National Bank
3.125%, 04/01/2022	300	308
2.500%, 08/07/2022	150	153
Industrial & Commercial Bank of China
2.452%, 10/20/2021	150	151
ING Groep
4.100%, 10/02/2023	100	107
4.050%, 04/09/2029	200	226
3.550%, 04/09/2024	200	212
Inter-American Development Bank
3.200%, 08/07/2042	100	119
3.125%, 09/18/2028	400	450
3.000%, 02/21/2024	300	318
2.625%, 01/16/2024	750	784
2.375%, 07/07/2027	200	212
1.875%, 03/15/2021	100	100
Inter-American Development Bank MTN
3.000%, 09/26/2022	50	52
2.625%, 04/19/2021	500	507
1.750%, 09/14/2022	200	202
Intercontinental Exchange
4.250%, 09/21/2048	25	31
3.750%, 12/01/2025	55	60
3.750%, 09/21/2028	20	22
3.450%, 09/21/2023	15	16
International Bank for Reconstruction & Development
3.000%, 09/27/2023	150	159
2.750%, 07/23/2021	500	509
2.500%, 03/19/2024	400	418
2.500%, 11/25/2024	200	210
2.500%, 07/29/2025	150	158
2.125%, 07/01/2022	500	509
2.000%, 01/26/2022	200	202
1.875%, 06/19/2023	300	305
1.750%, 04/19/2023	150	152
1.625%, 02/10/2022	200	201
1.625%, 01/15/2025	150	151
1.500%, 08/28/2024	200	201
International Bank for Reconstruction & Development MTN
2.500%, 11/22/2027	500	537
1.875%, 10/27/2026	200	205
1.625%, 03/09/2021	150	150
1.375%, 05/24/2021	250	250
International Finance MTN
2.000%, 10/24/2022	200	203
1.375%, 10/16/2024	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.125%, 07/20/2021	$100	$100
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	222
Invesco Finance
5.375%, 11/30/2043	150	192
Jefferies Financial Group
5.500%, 10/18/2023	100	110
Jefferies Group
6.875%, 04/15/2021	100	106
4.850%, 01/15/2027	35	39
JPMorgan Chase
6.400%, 05/15/2038	400	593
5.625%, 08/16/2043	90	126
4.950%, 06/01/2045	100	131
4.625%, 05/10/2021	150	156
4.350%, 08/15/2021	100	104
4.250%, 10/01/2027	95	107
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	119
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	216
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	112
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	145	170
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	450	494
3.900%, 07/15/2025	100	110
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	250	292
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	400	457
3.875%, 02/01/2024	100	108
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	100	106
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	100	110
3.625%, 05/13/2024	125	134
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	150	158
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	162
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	150	154
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	136
3.300%, 04/01/2026	150	160
3.250%, 09/23/2022	100	104
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	280	288
3.125%, 01/23/2025	100	105
2.950%, 10/01/2026	350	368

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	$363	$370
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	285	293
2.700%, 05/18/2023	150	154
2.550%, 03/01/2021	50	50
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	260	264
Kemper
4.350%, 02/15/2025	35	38
KeyBank
3.300%, 02/01/2022	300	310
2.300%, 09/14/2022	150	152
KeyCorp MTN
4.150%, 10/29/2025	230	256
Korea Development Bank
2.125%, 10/01/2024	390	395
Kreditanstalt fuer Wiederaufbau
3.127%, 04/18/2036 (D)	200	145
2.875%, 04/03/2028	500	552
2.625%, 04/12/2021	100	101
2.625%, 02/28/2024	315	330
2.500%, 02/15/2022	700	715
2.375%, 12/29/2022	1,000	1,029
2.125%, 01/17/2023	150	153
2.000%, 11/30/2021	50	51
2.000%, 09/29/2022	100	102
2.000%, 05/02/2025	250	257
1.500%, 06/15/2021	300	300
1.375%, 08/05/2024	500	500
Kreditanstalt fuer Wiederaufbau MTN
3.125%, 12/15/2021	500	516
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	97
4.250%, 02/01/2027 (A)	125	125
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	100	107
2.375%, 06/10/2025	150	157
2.250%, 10/01/2021	150	152
2.000%, 01/13/2025	100	103
Landwirtschaftliche Rentenbank MTN
1.750%, 09/24/2021	80	80
Lazard Group
4.375%, 03/11/2029	100	112
3.750%, 02/13/2025	50	54
Legg Mason
4.750%, 03/15/2026	50	56
Lincoln National
4.350%, 03/01/2048	210	241
4.000%, 09/01/2023	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 03/01/2028	$120	$131
3.625%, 12/12/2026	50	54
3.350%, 03/09/2025	150	159
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	50	50
5.875%, 11/01/2024 (A)	105	103
Lloyds Bank
3.300%, 05/07/2021	100	102
Lloyds Banking Group
4.650%, 03/24/2026	350	386
4.550%, 08/16/2028	200	229
4.344%, 01/09/2048	100	112
4.050%, 08/16/2023	100	106
3.750%, 01/11/2027	350	376
3.100%, 07/06/2021	150	153
Loews
2.625%, 05/15/2023	100	103
LPL Holdings
5.750%, 09/15/2025 (A)	150	156
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Yr Curr+1.647%, 02/24/2032	100	106
Markel
5.000%, 04/05/2046	50	61
4.300%, 11/01/2047	200	226
Marsh & McLennan
4.375%, 03/15/2029	200	231
4.350%, 01/30/2047	20	24
4.200%, 03/01/2048	50	60
3.875%, 03/15/2024	300	323
3.750%, 03/14/2026	100	109
2.750%, 01/30/2022	30	30
MetLife
4.875%, 11/13/2043	100	130
4.600%, 05/13/2046	100	127
4.368%, 09/15/2023	85	93
4.050%, 03/01/2045	100	118
3.600%, 04/10/2024	100	107
3.600%, 11/13/2025	100	109
Mitsubishi UFJ Financial Group
4.286%, 07/26/2038	235	283
3.961%, 03/02/2028	100	112
3.761%, 07/26/2023	150	159
3.677%, 02/22/2027	350	382
3.535%, 07/26/2021	260	267
2.950%, 03/01/2021	50	51
2.801%, 07/18/2024	200	207
2.665%, 07/25/2022	350	357
Mizuho Financial Group
3.663%, 02/28/2027	350	379
3.170%, 09/11/2027	150	158

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.869%, VAR ICE LIBOR USD 3 Month+1.310%, 09/13/2030	$200	$206
2.601%, 09/11/2022	100	102
Moody’s
4.875%, 12/17/2048	200	255
3.250%, 01/15/2028	35	38
2.750%, 12/15/2021	100	102
2.625%, 01/15/2023	50	51
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	150	182
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	140	148
3.625%, 01/20/2027	150	163
Morgan Stanley MTN
6.375%, 07/24/2042	150	229
4.875%, 11/01/2022	65	70
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	350	404
4.350%, 09/08/2026	65	72
4.300%, 01/27/2045	100	123
4.000%, 07/23/2025	155	170
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	300	344
3.875%, 01/27/2026	150	164
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	100	110
3.125%, 01/23/2023	100	104
3.125%, 07/27/2026	250	265
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	315	324
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	705	716
2.625%, 11/17/2021	150	152
2.500%, 04/21/2021	260	262
MSCI
5.750%, 08/15/2025 (A)	212	221
5.375%, 05/15/2027 (A)	60	65
4.000%, 11/15/2029 (A)	242	247
National Australia Bank
2.500%, 07/12/2026	150	154
1.875%, 12/13/2022	250	251
National Australia Bank MTN
2.500%, 05/22/2022	150	153
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	109
2.950%, 02/07/2024	230	240
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	50	54
2.900%, 03/15/2021	70	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 09/15/2022	$70	$71
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	265	294
8.125%, 07/15/2023 (A)	195	206
6.000%, 01/15/2027 (A)	75	77
Navient
7.250%, 09/25/2023	400	442
6.750%, 06/25/2025	105	114
6.750%, 06/15/2026	40	43
5.875%, 03/25/2021	115	119
5.000%, 03/15/2027	60	60
NFP
6.875%, 07/15/2025 (A)	108	110
Nordic Investment Bank
2.250%, 05/21/2024	200	207
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	171
3.150%, 05/03/2029	50	54
Oesterreichische Kontrollbank
2.875%, 09/07/2021	300	307
2.625%, 01/31/2022	450	460
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	522
Old Republic International
3.875%, 08/26/2026	50	54
ORIX
3.700%, 07/18/2027	50	54
2.900%, 07/18/2022	30	31
Owl Rock Capital
4.000%, 03/30/2025	50	52
PNC Bank
3.300%, 10/30/2024	150	160
3.100%, 10/25/2027	150	160
2.625%, 02/17/2022	150	153
2.450%, 07/28/2022	150	153
2.150%, 04/29/2021	150	151
PNC Financial Services Group
3.500%, 01/23/2024	400	427
2.550%, 01/22/2030	100	102
Principal Financial Group
3.700%, 05/15/2029	25	28
3.400%, 05/15/2025	150	159
Progressive
4.200%, 03/15/2048	250	309
3.700%, 01/26/2045	50	56
2.450%, 01/15/2027	50	51
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	107
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	100	106

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.935%, 12/07/2049	$300	$341
Prudential Financial MTN
5.700%, 12/14/2036	100	140
4.600%, 05/15/2044	50	62
3.500%, 05/15/2024	100	108
Quicken Loans
5.750%, 05/01/2025 (A)	350	362
5.250%, 01/15/2028 (A)	100	104
Raymond James Financial
4.950%, 07/15/2046	50	62
Regions Financial
2.750%, 08/14/2022	350	358
Reinsurance Group of America
3.950%, 09/15/2026	30	33
3.900%, 05/15/2029	50	54
RenaissanceRe Finance
3.450%, 07/01/2027	30	32
RenaissanceRe Holdings
3.600%, 04/15/2029	25	27
Royal Bank of Canada
2.300%, 03/22/2021	150	151
Royal Bank of Canada MTN
3.200%, 04/30/2021	275	281
2.750%, 02/01/2022	300	307
Royal Bank of Scotland Group
6.125%, 12/15/2022	75	82
6.100%, 06/10/2023	35	39
6.000%, 12/19/2023	65	73
5.125%, 05/28/2024	75	83
4.800%, 04/05/2026	350	396
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	100	107
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	200	226
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	350	360
S&P Global
4.500%, 05/15/2048	250	320
4.400%, 02/15/2026	100	113
4.000%, 06/15/2025	50	55
Santander Holdings USA
4.450%, 12/03/2021	300	313
4.400%, 07/13/2027	50	55
3.700%, 03/28/2022	230	238
3.400%, 01/18/2023	100	103
Santander UK
2.875%, 06/18/2024	200	208
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	350	377
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Springleaf Finance
7.750%, 10/01/2021	$200	$215
7.125%, 03/15/2026	395	453
6.875%, 03/15/2025	80	90
6.625%, 01/15/2028	36	41
6.125%, 03/15/2024	335	364
5.625%, 03/15/2023	200	214
5.375%, 11/15/2029	110	114
Starwood Property Trust
5.000%, 12/15/2021	155	159
Stifel Financial
4.250%, 07/18/2024	50	54
Sumitomo Mitsui Financial Group
3.944%, 07/19/2028	250	280
3.784%, 03/09/2026	50	54
3.748%, 07/19/2023	250	265
3.446%, 01/11/2027	150	161
3.364%, 07/12/2027	350	375
2.934%, 03/09/2021	50	51
2.784%, 07/12/2022	350	358
2.632%, 07/14/2026	50	51
2.442%, 10/19/2021	150	152
2.058%, 07/14/2021	150	151
Svensk Exportkredit MTN
2.875%, 05/22/2021	200	203
2.875%, 03/14/2023	500	522
Svenska Handelsbanken
3.900%, 11/20/2023	150	162
Synchrony Financial
4.250%, 08/15/2024	100	107
3.950%, 12/01/2027	350	373
3.700%, 08/04/2026	350	368
TD Ameritrade Holding
2.950%, 04/01/2022	100	102
2.750%, 10/01/2029	20	21
Tempo Acquisition
6.750%, 06/01/2025 (A)	195	202
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Yr Curr+2.205%, 09/15/2031	150	161
Toronto-Dominion Bank MTN
2.650%, 06/12/2024	100	104
2.125%, 04/07/2021	150	151
1.900%, 12/01/2022	200	201
Travelers
4.100%, 03/04/2049	150	183
4.050%, 03/07/2048	50	60
4.000%, 05/30/2047	40	48
3.750%, 05/15/2046	25	28
Travelers MTN
6.250%, 06/15/2037	100	146

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trinity Acquisition
4.400%, 03/15/2026	$50	$56
Truist Bank
3.625%, 09/16/2025	150	162
2.625%, 01/15/2022	150	153
2.450%, 08/01/2022	350	356
Truist Financial
4.000%, 05/01/2025	100	110
2.900%, 03/03/2021	150	152
2.700%, 01/27/2022	350	356
Truist Financial MTN
2.500%, 08/01/2024	100	103
2.200%, 03/16/2023	100	101
2.150%, 02/01/2021	350	351
Unum Group
4.000%, 06/15/2029	70	76
US Bancorp
3.375%, 02/05/2024	300	319
US Bancorp MTN
3.900%, 04/26/2028	100	114
3.600%, 09/11/2024	150	161
2.950%, 07/15/2022	100	103
2.625%, 01/24/2022	300	306
2.375%, 07/22/2026	150	154
US Bank
2.050%, 01/21/2025	250	253
USI
6.875%, 05/01/2025 (A)	120	123
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	99	94
Voya Financial
3.125%, 07/15/2024	50	52
Wells Fargo
5.606%, 01/15/2044	150	204
5.375%, 11/02/2043	180	239
3.900%, 05/01/2045	150	176
3.625%, 10/22/2021	300	309
3.069%, 01/24/2023	300	307
3.000%, 04/22/2026	150	157
3.000%, 10/23/2026	150	157
2.897%, VAR ICE LIBOR USD 3 Month+0.610%, 05/27/2022	495	502
2.500%, 03/04/2021	150	151
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	300	301
Wells Fargo MTN
4.300%, 07/22/2027	100	112
4.150%, 01/24/2029	150	170
4.125%, 08/15/2023	150	161
4.100%, 06/03/2026	135	148
3.750%, 01/24/2024	350	374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	$375	$405
3.450%, 02/13/2023	100	104
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	185	195
3.000%, 02/19/2025	100	105
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	150	155
2.625%, 07/22/2022	290	296
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	130	132
Wells Fargo Capital X
5.950%, 12/15/2036	150	193
Westpac Banking
4.421%, 07/24/2039	25	29
4.110%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, 07/24/2034	30	32
3.650%, 05/15/2023	100	106
3.350%, 03/08/2027	350	379
3.300%, 02/26/2024	300	317
2.850%, 05/13/2026	250	261
2.700%, 08/19/2026	250	259
2.500%, 06/28/2022	50	51
2.100%, 05/13/2021	50	50
2.000%, 08/19/2021	350	352
Willis North America
3.875%, 09/15/2049	35	37
3.600%, 05/15/2024	50	53
2.950%, 09/15/2029	30	30
XLIT
5.500%, 03/31/2045	100	135
4.450%, 03/31/2025	100	111

		121,111

Health Care — 3.1%
Abbott Laboratories
4.900%, 11/30/2046	100	135
4.750%, 11/30/2036	50	64
4.750%, 04/15/2043	300	389
3.750%, 11/30/2026	28	31
3.400%, 11/30/2023	70	74
2.950%, 03/15/2025	100	105
AbbVie
4.700%, 05/14/2045	35	40
4.500%, 05/14/2035	140	161
4.450%, 05/14/2046	150	169
4.300%, 05/14/2036	350	390
4.250%, 11/21/2049 (A)	90	98
4.050%, 11/21/2039 (A)	105	114
3.750%, 11/14/2023	200	213
3.600%, 05/14/2025	100	107

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 11/14/2021	$300	$308
3.200%, 11/06/2022	45	46
3.200%, 05/14/2026	100	105
3.200%, 11/21/2029 (A)	210	218
2.950%, 11/21/2026 (A)	105	108
2.900%, 11/06/2022	100	103
2.850%, 05/14/2023	50	52
2.600%, 11/21/2024 (A)	105	107
2.300%, 11/21/2022 (A)	75	76
Acadia Healthcare
5.625%, 02/15/2023	100	101
Advocate Health & Hospitals
3.387%, 10/15/2049	100	107
Aetna
3.875%, 08/15/2047	45	47
2.800%, 06/15/2023	25	26
Agilent Technologies
3.050%, 09/22/2026	65	68
2.750%, 09/15/2029	25	26
AHS Hospital
5.024%, 07/01/2045	25	33
Allergan Finance
3.250%, 10/01/2022	50	52
Allergan Funding SCS
4.850%, 06/15/2044	50	59
4.750%, 03/15/2045	100	116
4.550%, 03/15/2035	100	115
3.850%, 06/15/2024	100	107
3.800%, 03/15/2025	100	107
AmerisourceBergen
4.250%, 03/01/2045	25	27
3.450%, 12/15/2027	350	373
3.400%, 05/15/2024	100	105
Amgen
5.150%, 11/15/2041	100	127
4.663%, 06/15/2051	400	484
4.563%, 06/15/2048	100	120
4.400%, 05/01/2045	125	145
3.875%, 11/15/2021	100	103
3.125%, 05/01/2025	50	53
2.650%, 05/11/2022	250	254
2.600%, 08/19/2026	100	103
2.250%, 08/19/2023	100	102
1.850%, 08/19/2021	50	50
Anthem
5.100%, 01/15/2044	150	182
4.650%, 01/15/2043	50	58
4.550%, 03/01/2048	50	57
4.375%, 12/01/2047	300	338
4.101%, 03/01/2028	50	55
3.650%, 12/01/2027	300	324
3.500%, 08/15/2024	150	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ascension Health
3.945%, 11/15/2046	$60	$73
3.106%, 11/15/2039	20	21
AstraZeneca
6.450%, 09/15/2037	100	146
4.375%, 11/16/2045	100	125
3.500%, 08/17/2023	200	211
3.375%, 11/16/2025	100	108
Avantor
9.000%, 10/01/2025 (A)	311	343
6.000%, 10/01/2024 (A)	300	319
Bausch Health
9.000%, 12/15/2025 (A)	550	621
7.250%, 05/30/2029 (A)	69	78
7.000%, 03/15/2024 (A)	500	518
7.000%, 01/15/2028 (A)	69	75
6.500%, 03/15/2022 (A)	100	102
6.125%, 04/15/2025 (A)	250	257
5.875%, 05/15/2023 (A)	8	8
5.750%, 08/15/2027 (A)	110	117
5.500%, 11/01/2025 (A)	196	203
5.250%, 01/30/2030 (A)	144	147
5.000%, 01/30/2028 (A)	173	175
Bausch Health Americas
9.250%, 04/01/2026 (A)	275	314
8.500%, 01/31/2027 (A)	250	283
Baxalta
5.250%, 06/23/2045	15	20
Baxter International
3.500%, 08/15/2046	100	102
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	125	129
Becton Dickinson
4.685%, 12/15/2044	40	49
4.669%, 06/06/2047	50	63
3.734%, 12/15/2024	50	54
3.700%, 06/06/2027	66	72
3.363%, 06/06/2024	350	369
3.125%, 11/08/2021	100	102
2.894%, 06/06/2022	65	66
Biogen
5.200%, 09/15/2045	100	124
3.625%, 09/15/2022	100	105
Boston Scientific
3.850%, 05/15/2025	51	56
Bristol-Myers Squibb
5.000%, 08/15/2045 (A)	50	66
4.550%, 02/20/2048 (A)	100	127
4.500%, 03/01/2044	50	62
4.350%, 11/15/2047 (A)	50	62
4.250%, 10/26/2049 (A)	85	105
4.125%, 06/15/2039 (A)	35	42

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 02/20/2028 (A)	$100	$112
3.875%, 08/15/2025 (A)	50	55
3.625%, 05/15/2024 (A)	50	53
3.450%, 11/15/2027 (A)	50	55
3.400%, 07/26/2029 (A)	130	142
3.250%, 02/20/2023 (A)	100	104
3.250%, 02/27/2027	100	108
3.250%, 08/01/2042	100	106
3.200%, 06/15/2026 (A)	50	53
2.900%, 07/26/2024 (A)	110	115
2.875%, 02/19/2021 (A)	345	349
2.750%, 02/15/2023 (A)	250	257
2.600%, 05/16/2022 (A)	75	77
Cardinal Health
3.410%, 06/15/2027	250	261
2.616%, 06/15/2022	100	102
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	70	74
Centene
6.125%, 02/15/2024	176	182
5.375%, 06/01/2026 (A)	375	399
5.375%, 08/15/2026 (A)	150	159
5.250%, 04/01/2025 (A)	160	166
4.750%, 01/15/2025	145	150
4.625%, 12/15/2029 (A)	594	638
4.250%, 12/15/2027 (A)	485	506
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	190	193
Charles River Laboratories International
5.500%, 04/01/2026 (A)	100	106
4.250%, 05/01/2028 (A)	105	107
CHS
9.875%, 06/30/2023 (A)	425	399
8.625%, 01/15/2024 (A)	205	218
8.125%, 06/30/2024 (A)	383	344
8.000%, 03/15/2026 (A)	675	703
6.625%, 02/15/2025 (A)	73	74
6.250%, 03/31/2023	640	653
Cigna
4.900%, 12/15/2048	30	37
4.800%, 08/15/2038	330	394
4.375%, 10/15/2028	60	68
4.125%, 11/15/2025	25	28
3.875%, 10/15/2047 (A)	50	52
3.750%, 07/15/2023	55	58
3.400%, 09/17/2021	20	21
3.250%, 04/15/2025 (A)	150	157
3.050%, 10/15/2027 (A)	30	31
CommonSpirit Health
2.950%, 11/01/2022	100	103
CVS Health
5.300%, 12/05/2043	50	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 07/20/2045	$55	$66
5.050%, 03/25/2048	395	479
4.875%, 07/20/2035	100	119
4.780%, 03/25/2038	400	467
4.300%, 03/25/2028	110	122
4.100%, 03/25/2025	50	54
4.000%, 12/05/2023	100	107
3.875%, 07/20/2025	100	108
3.700%, 03/09/2023	385	404
3.350%, 03/09/2021	51	52
3.250%, 08/15/2029	165	171
3.000%, 08/15/2026	115	119
2.875%, 06/01/2026	100	103
2.750%, 12/01/2022	100	102
2.625%, 08/15/2024	110	113
2.125%, 06/01/2021	50	50
Danaher
4.375%, 09/15/2045	20	25
3.350%, 09/15/2025	20	21
DaVita
5.000%, 05/01/2025	270	276
DH Europe Finance II Sarl
3.400%, 11/15/2049	50	53
3.250%, 11/15/2039	50	53
2.600%, 11/15/2029	30	31
2.200%, 11/15/2024	50	51
2.050%, 11/15/2022	50	50
Duke University Health System
3.920%, 06/01/2047	125	150
Eagle Holding II
7.750% cash/0% PIK, 05/15/2022 (A)	57	57
7.625% cash/0% PIK, 05/15/2022 (A)	80	81
Elanco Animal Health
4.900%, 08/28/2028	75	86
4.272%, 08/28/2023	160	170
3.912%, 08/27/2021	25	26
Eli Lilly
3.375%, 03/15/2029	300	329
Encompass Health
4.750%, 02/01/2030	104	108
4.500%, 02/01/2028	99	102
Endo DAC
6.000%, 07/15/2023 (A)	246	188
6.000%, 02/01/2025 (A)	200	139
Envision Healthcare
8.750%, 10/15/2026 (A)	225	136
Express Scripts Holding
4.800%, 07/15/2046	35	41
Gilead Sciences
5.650%, 12/01/2041	100	138
4.600%, 09/01/2035	100	123
4.150%, 03/01/2047	100	116

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 04/01/2024	$50	$53
3.650%, 03/01/2026	75	82
2.950%, 03/01/2027	100	106
1.950%, 03/01/2022	30	30
GlaxoSmithKline Capital
3.875%, 05/15/2028	50	56
3.625%, 05/15/2025	85	93
3.375%, 05/15/2023	250	263
3.375%, 06/01/2029	165	182
3.125%, 05/14/2021	105	107
3.000%, 06/01/2024	70	73
2.875%, 06/01/2022	100	103
HCA
5.875%, 02/15/2026	300	345
5.875%, 02/01/2029	120	142
5.625%, 09/01/2028	85	98
5.500%, 06/15/2047	340	403
5.375%, 09/01/2026	420	473
5.250%, 04/15/2025	40	45
5.250%, 06/15/2026	40	46
5.250%, 06/15/2049	100	116
5.125%, 06/15/2039	25	29
5.000%, 03/15/2024	55	61
4.750%, 05/01/2023	35	38
4.500%, 02/15/2027	35	38
4.125%, 06/15/2029	35	38
Hologic
4.375%, 10/15/2025 (A)	160	163
Horizon Therapeutics USA
5.500%, 08/01/2027 (A)	219	234
Humana
3.950%, 03/15/2027	300	328
3.850%, 10/01/2024	100	108
2.900%, 12/15/2022	50	51
IQVIA
5.000%, 10/15/2026 (A)	200	209
5.000%, 05/15/2027 (A)	200	211
Johns Hopkins Health System
3.837%, 05/15/2046	50	59
Johnson & Johnson
3.750%, 03/03/2047	200	237
3.700%, 03/01/2046	100	118
3.625%, 03/03/2037	332	380
2.950%, 03/03/2027	50	53
2.450%, 12/05/2021	50	51
2.450%, 03/01/2026	50	52
2.250%, 03/03/2022	250	254
2.050%, 03/01/2023	50	51
1.650%, 03/01/2021	50	50
Kaiser Foundation Hospitals
4.150%, 05/01/2047	320	391
3.150%, 05/01/2027	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Laboratory Corp of America Holdings
4.700%, 02/01/2045	$50	$59
2.950%, 12/01/2029	100	102
2.300%, 12/01/2024	100	101
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	105	41
McKesson
4.750%, 05/30/2029	225	258
3.796%, 03/15/2024	50	53
MEDNAX
6.250%, 01/15/2027 (A)	260	265
5.250%, 12/01/2023 (A)	200	204
Medtronic
4.625%, 03/15/2045	82	108
4.375%, 03/15/2035	394	487
3.500%, 03/15/2025	45	49
2.750%, 04/01/2023	100	103
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	63
Merck
4.150%, 05/18/2043	100	124
4.000%, 03/07/2049	65	79
3.900%, 03/07/2039	150	181
3.700%, 02/10/2045	50	58
3.400%, 03/07/2029	200	221
2.900%, 03/07/2024	45	47
2.800%, 05/18/2023	100	104
2.750%, 02/10/2025	100	105
2.350%, 02/10/2022	100	102
Molina Healthcare
5.375%, 11/15/2022	75	79
Mount Sinai Hospitals Group
3.981%, 07/01/2048	250	281
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	290	281
Mylan
5.250%, 06/15/2046	165	191
5.200%, 04/15/2048	50	58
4.550%, 04/15/2028	250	276
3.950%, 06/15/2026	100	107
3.150%, 06/15/2021	200	203
New York and Presbyterian Hospital
3.954%, 08/01/2119	35	38
Northwell Healthcare
4.260%, 11/01/2047	100	115
Novartis Capital
4.400%, 05/06/2044	50	63
4.000%, 11/20/2045	100	121
3.400%, 05/06/2024	100	107
3.100%, 05/17/2027	230	248
3.000%, 11/20/2025	100	107
2.400%, 05/17/2022	250	254

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NYU Langone Hospitals
4.368%, 07/01/2047	$25	$30
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	55	56
Par Pharmaceutical
7.500%, 04/01/2027 (A)	345	351
Partners Healthcare System
3.765%, 07/01/2048	100	115
PerkinElmer
3.300%, 09/15/2029	65	68
Pfizer
7.200%, 03/15/2039	50	82
4.400%, 05/15/2044	50	63
4.200%, 09/15/2048	400	492
4.125%, 12/15/2046	65	79
4.100%, 09/15/2038	300	357
4.000%, 03/15/2049	100	120
3.900%, 03/15/2039	25	29
3.450%, 03/15/2029	100	110
3.400%, 05/15/2024	50	54
3.000%, 12/15/2026	100	107
2.950%, 03/15/2024	100	105
2.800%, 03/11/2022	65	67
2.750%, 06/03/2026	50	53
2.200%, 12/15/2021	100	101
1.950%, 06/03/2021	50	50
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	250	232
Prestige Brands
6.375%, 03/01/2024 (A)	115	119
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	180	208
Quest Diagnostics
4.200%, 06/30/2029	50	56
3.500%, 03/30/2025	100	107
Radiology Partners
9.250%, 02/01/2028 (A)	55	57
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	275	307
8.250%, 05/01/2023 (A)	212	223
RWJ Barnabas Health
3.477%, 07/01/2049	50	53
Sanofi
4.000%, 03/29/2021	50	51
3.625%, 06/19/2028	100	113
3.375%, 06/19/2023	200	212
Select Medical
6.250%, 08/15/2026 (A)	196	211
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	50	52
2.400%, 09/23/2021	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SSM Health Care
3.688%, 06/01/2023	$50	$53
Stryker
4.625%, 03/15/2046	30	38
3.500%, 03/15/2026	25	27
3.375%, 05/15/2024	100	106
3.375%, 11/01/2025	100	108
Takeda Pharmaceutical
5.000%, 11/26/2028	250	298
4.400%, 11/26/2023	250	272
Team Health Holdings
6.375%, 02/01/2025 (A)	210	123
Teleflex
4.625%, 11/15/2027	106	112
Tenet Healthcare
6.750%, 06/15/2023	366	396
6.250%, 02/01/2027 (A)	115	122
5.125%, 05/01/2025	425	432
5.125%, 11/01/2027 (A)	217	228
4.875%, 01/01/2026 (A)	371	385
4.625%, 07/15/2024	350	359
4.625%, 09/01/2024 (A)	63	65
Thermo Fisher Scientific
4.150%, 02/01/2024	50	54
4.100%, 08/15/2047	50	60
3.200%, 08/15/2027	50	53
2.950%, 09/19/2026	105	110
2.600%, 10/01/2029	100	102
Toledo Hospital
6.015%, 11/15/2048	225	282
5.750%, 11/15/2038	225	269
UnitedHealth Group
6.875%, 02/15/2038	100	151
4.750%, 07/15/2045	50	63
4.625%, 07/15/2035	100	124
4.375%, 03/15/2042	50	59
4.250%, 04/15/2047	31	36
4.250%, 06/15/2048	300	355
4.200%, 01/15/2047	25	29
3.875%, 08/15/2059	100	111
3.850%, 06/15/2028	300	336
3.750%, 07/15/2025	50	55
3.750%, 10/15/2047	50	55
3.700%, 08/15/2049	65	71
3.500%, 08/15/2039	60	64
3.450%, 01/15/2027	50	54
3.375%, 04/15/2027	50	54
2.950%, 10/15/2027	50	53
2.875%, 08/15/2029	75	78
2.375%, 08/15/2024	70	72
West Street
6.375%, 09/01/2025 (A)	157	155

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wyeth
5.950%, 04/01/2037	$100	$142
Zimmer Biomet Holdings
3.700%, 03/19/2023	55	58
3.550%, 04/01/2025	100	106
Zoetis
4.500%, 11/13/2025	50	56
3.950%, 09/12/2047	100	116
3.000%, 09/12/2027	50	53

		49,273

Industrials — 2.7%
3M MTN
4.000%, 09/14/2048	300	349
3.375%, 03/01/2029	300	327
3.125%, 09/19/2046	100	98
3.000%, 08/07/2025	50	53
2.750%, 03/01/2022	300	307
2.250%, 03/15/2023	285	290
ABB Finance USA
3.800%, 04/03/2028	250	280
3.375%, 04/03/2023	50	52
2.875%, 05/08/2022	50	51
ADT Security
4.875%, 07/15/2032 (A)	150	139
AECOM
5.125%, 03/15/2027	200	213
AerCap Global Aviation Trust
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/2045 (A)	200	223
AerCap Holdings
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.535%, 10/10/2079	200	214
AerCap Ireland Capital DAC
4.500%, 05/15/2021	150	155
4.450%, 12/16/2021	200	209
4.450%, 10/01/2025	200	219
3.950%, 02/01/2022	275	285
3.500%, 01/15/2025	150	157
Ahern Rentals
7.375%, 05/15/2023 (A)	138	109
Air Lease
3.750%, 02/01/2022	100	103
3.375%, 06/01/2021	35	36
2.750%, 01/15/2023	100	102
Air Lease MTN
3.750%, 06/01/2026	350	374
Aircastle
5.500%, 02/15/2022	30	32
5.125%, 03/15/2021	30	31
5.000%, 04/01/2023	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 06/15/2026	$35	$38
4.125%, 05/01/2024	30	32
Allegion US Holding
3.550%, 10/01/2027	50	53
3.200%, 10/01/2024	50	53
Allison Transmission
5.875%, 06/01/2029 (A)	34	37
5.000%, 10/01/2024 (A)	195	199
American Airlines Group
5.000%, 06/01/2022 (A)	169	176
Aptim
7.750%, 06/15/2025 (A)	150	93
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	200	206
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	350	366
5.250%, 08/15/2027 (A)	200	210
ASGN
4.625%, 05/15/2028 (A)	61	62
BCD Acquisition
9.625%, 09/15/2023 (A)	125	130
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	250	249
Boeing
3.750%, 02/01/2050	50	54
3.625%, 03/01/2048	20	21
3.550%, 03/01/2038	330	347
3.500%, 03/01/2039	325	341
3.250%, 03/01/2028	50	52
3.200%, 03/01/2029	225	237
2.950%, 02/01/2030	100	103
2.800%, 03/01/2023	50	51
2.800%, 03/01/2024	25	26
2.800%, 03/01/2027	50	51
2.300%, 08/01/2021	55	55
Bombardier
7.875%, 04/15/2027 (A)	406	385
7.500%, 12/01/2024 (A)	89	86
7.500%, 03/15/2025 (A)	560	538
Brand Industrial Services
8.500%, 07/15/2025 (A)	178	178
Brink’s
4.625%, 10/15/2027 (A)	97	99
Builders FirstSource
5.625%, 09/01/2024 (A)	130	135
Burlington Northern Santa Fe
4.900%, 04/01/2044	50	65
4.550%, 09/01/2044	100	124
4.150%, 04/01/2045	50	59
4.150%, 12/15/2048	255	305
4.050%, 06/15/2048	265	314
3.550%, 02/15/2050	200	221

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 09/01/2024	$50	$53
3.000%, 04/01/2025	100	106
Camelot Finance
4.500%, 11/01/2026 (A)	56	57
Canadian National Railway
3.200%, 08/02/2046	50	54
2.950%, 11/21/2024	50	53
Canadian Pacific Railway
6.125%, 09/15/2115	30	46
4.800%, 09/15/2035	20	25
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	100	101
Carlisle
3.750%, 12/01/2027	50	54
Caterpillar
4.300%, 05/15/2044	100	122
3.400%, 05/15/2024	350	373
2.600%, 09/19/2029	100	104
Caterpillar Financial Services
1.700%, 08/09/2021	50	50
Caterpillar Financial Services MTN
2.950%, 02/26/2022	300	308
2.400%, 06/06/2022	100	101
1.950%, 11/18/2022	100	101
Cintas No. 2
3.700%, 04/01/2027	50	56
2.900%, 04/01/2022	50	51
Clean Harbors
4.875%, 07/15/2027 (A)	95	100
Cloud Crane
10.125%, 08/01/2024 (A)	145	155
CNH Industrial MTN
3.850%, 11/15/2027	35	37
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 04/05/2022	25	26
3.875%, 10/15/2021	20	20
Colfax
6.000%, 02/15/2024 (A)	120	126
Core & Main
6.125%, 08/15/2025 (A)	95	98
Cornerstone Building Brands
8.000%, 04/15/2026 (A)	155	163
CSX
4.650%, 03/01/2068	250	306
4.300%, 03/01/2048	250	296
4.250%, 11/01/2066	50	56
4.100%, 03/15/2044	75	86
3.800%, 03/01/2028	50	56
3.800%, 11/01/2046	50	55
3.400%, 08/01/2024	50	53
3.250%, 06/01/2027	50	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 11/01/2026	$50	$52
Deere
3.900%, 06/09/2042	100	118
2.600%, 06/08/2022	350	357
Dover
5.375%, 03/01/2041	100	130
Eaton
4.000%, 11/02/2032	50	59
2.750%, 11/02/2022	50	51
Emerson Electric
2.625%, 02/15/2023	75	77
Equifax
2.600%, 12/01/2024	50	52
2.300%, 06/01/2021	50	50
F-Brasile
7.375%, 08/15/2026 (A)	200	213
FedEx
5.100%, 01/15/2044	50	58
4.400%, 01/15/2047	50	52
4.200%, 10/17/2028	100	111
4.050%, 02/15/2048	50	51
3.900%, 02/01/2035	100	106
3.400%, 02/15/2028	50	53
3.100%, 08/05/2029	350	358
Flex Acquisition
7.875%, 07/15/2026 (A)	80	81
6.875%, 01/15/2025 (A)	60	60
Fluor
3.500%, 12/15/2024	100	102
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	125	129
Fortune Brands Home & Security
3.250%, 09/15/2029	100	104
Foxtrot Escrow Issuer
12.250%, 11/15/2026 (A)	150	155
FXI Holdings
7.875%, 11/01/2024 (A)	75	71
Gates Global
6.250%, 01/15/2026 (A)	125	128
GATX
3.250%, 09/15/2026	100	104
GE Capital International Funding
4.418%, 11/15/2035	951	1,071
General Dynamics
3.750%, 05/15/2028	200	225
3.500%, 05/15/2025	200	217
3.000%, 05/11/2021	250	255
2.375%, 11/15/2024	100	103
2.250%, 11/15/2022	100	102
General Electric
2.700%, 10/09/2022	75	76

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric MTN
6.875%, 01/10/2039	$115	$163
6.750%, 03/15/2032	101	135
5.300%, 2/11/2021	125	129
GFL Environmental
8.500%, 05/01/2027 (A)	123	134
7.000%, 06/01/2026 (A)	36	37
5.125%, 12/15/2026 (A)	29	30
Grinding Media
7.375%, 12/15/2023 (A)	200	205
H&E Equipment Services
5.625%, 09/01/2025	188	196
Harsco
5.750%, 07/31/2027 (A)	70	72
Herc Holdings
5.500%, 07/15/2027 (A)	225	235
Hertz
7.125%, 08/01/2026 (A)	85	90
6.000%, 01/15/2028 (A)	169	171
5.500%, 10/15/2024 (A)	140	142
Honeywell International
2.700%, 08/15/2029	60	63
2.300%, 08/15/2024	100	103
2.150%, 08/08/2022	45	46
1.850%, 11/01/2021	50	50
Hubbell
3.500%, 02/15/2028	200	214
3.350%, 03/01/2026	50	52
Icahn Enterprises
6.375%, 12/15/2025	175	183
6.250%, 02/01/2022	200	203
6.250%, 05/15/2026	242	254
5.250%, 05/15/2027 (A)	209	210
4.750%, 09/15/2024 (A)	224	229
IHS Markit
4.250%, 05/01/2029	125	139
4.125%, 08/01/2023	25	27
Illinois Tool Works
3.500%, 03/01/2024	100	107
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	50	67
4.250%, 06/15/2023	50	54
3.750%, 08/21/2028	200	220
JB Hunt Transport Services
3.300%, 08/15/2022	50	52
John Deere Capital MTN
3.450%, 01/10/2024	300	319
3.350%, 06/12/2024	100	107
2.800%, 03/06/2023	100	103
2.650%, 01/06/2022	100	102
2.650%, 06/24/2024	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson Controls International
5.125%, 09/14/2045	$28	$35
4.950%, 07/02/2064	18	20
4.625%, 07/02/2044	100	116
3.625%, 07/02/2024	47	50
Kansas City Southern
4.950%, 08/15/2045	100	125
KAR Auction Services
5.125%, 06/01/2025 (A)	175	180
L3Harris Technologies
4.950%, 02/15/2021 (A)	100	102
4.854%, 04/27/2035	35	43
4.400%, 06/15/2028	150	172
3.850%, 06/15/2023 (A)	200	213
3.832%, 04/27/2025	50	54
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	225	236
6.750%, 07/15/2026 (A)	115	124
Lockheed Martin
4.700%, 05/15/2046	100	133
4.500%, 05/15/2036	100	124
3.800%, 03/01/2045	100	116
3.550%, 01/15/2026	100	109
2.900%, 03/01/2025	25	26
Masco
4.375%, 04/01/2026	50	55
3.500%, 04/01/2021	65	66
Masonite International
5.375%, 02/01/2028 (A)	110	116
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	245	244
5.500%, 04/15/2024 (A)	270	278
Methanex
5.250%, 12/15/2029	100	106
Moog
4.250%, 12/15/2027 (A)	70	72
Navistar International
6.625%, 11/01/2025 (A)	226	236
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	100	102
Norfolk Southern
5.100%, 08/01/2118	50	63
4.450%, 06/15/2045	100	119
4.100%, 05/15/2049	50	59
3.950%, 10/01/2042	100	113
3.942%, 11/01/2047	95	108
3.800%, 08/01/2028	25	28
3.250%, 12/01/2021	75	77
2.900%, 06/15/2026	35	37
Northrop Grumman
4.750%, 06/01/2043	25	31
4.030%, 10/15/2047	75	88

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 04/15/2045	$100	$112
3.250%, 08/01/2023	50	53
3.250%, 01/15/2028	65	70
Oshkosh
4.600%, 05/15/2028	200	217
Owens Corning
4.300%, 07/15/2047	50	52
4.200%, 12/01/2024	100	108
PACCAR Financial MTN
2.800%, 03/01/2021	35	35
2.650%, 05/10/2022	100	102
2.300%, 08/10/2022	50	51
Parker-Hannifin
4.000%, 06/14/2049	20	23
3.250%, 06/14/2029	20	21
2.700%, 06/14/2024	15	16
Parker-Hannifin MTN
4.200%, 11/21/2034	135	156
Pitney Bowes
4.125%, 10/01/2021	200	204
Plastipak Holdings
6.250%, 10/15/2025 (A)	150	132
Raytheon
2.500%, 12/15/2022	100	102
RBS Global
4.875%, 12/15/2025 (A)	87	89
Republic Services
3.550%, 06/01/2022	50	52
2.900%, 07/01/2026	100	105
2.500%, 08/15/2024	95	97
Rockwell Automation
3.500%, 03/01/2029	85	95
Rockwell Collins
4.350%, 04/15/2047	25	31
3.200%, 03/15/2024	50	53
2.800%, 03/15/2022	50	51
Roper Technologies
4.200%, 09/15/2028	200	226
3.850%, 12/15/2025	25	27
3.800%, 12/15/2026	150	165
Ryder System MTN
3.650%, 03/18/2024	100	106
2.875%, 06/01/2022	40	41
2.500%, 09/01/2024	75	77
Sensata Technologies
5.000%, 10/01/2025 (A)	140	152
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	210
Signature Aviation US Holdings
5.375%, 05/01/2026 (A)	40	42
4.000%, 03/01/2028 (A)	144	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Snap-on
4.100%, 03/01/2048	$40	$48
Spirit AeroSystems
4.600%, 06/15/2028	40	41
SSL Robotics
9.750%, 12/31/2023 (A)	250	274
Stanley Black & Decker
3.400%, 03/01/2026	70	76
2.900%, 11/01/2022	100	103
Stericycle
5.375%, 07/15/2024 (A)	61	64
Terex
5.625%, 02/01/2025 (A)	105	108
Tervita
7.625%, 12/01/2021 (A)	150	153
Textron
3.375%, 03/01/2028	100	105
Timken
4.500%, 12/15/2028	200	222
Titan Acquisition
7.750%, 04/15/2026 (A)	103	100
TransDigm
7.500%, 03/15/2027	265	290
6.500%, 05/15/2025	25	26
6.375%, 06/15/2026	100	106
6.250%, 03/15/2026 (A)	780	841
5.500%, 11/15/2027 (A)	470	473
Triumph Group
6.250%, 09/15/2024 (A)	111	114
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	205	225
5.500%, 08/15/2026 (A)	200	211
Tutor Perini
6.875%, 05/01/2025 (A)	185	174
Uber Technologies
8.000%, 11/01/2026 (A)	300	319
7.500%, 11/01/2023 (A)	100	105
7.500%, 09/15/2027 (A)	244	257
Union Pacific
4.300%, 03/01/2049	300	359
4.163%, 07/15/2022	100	105
4.050%, 03/01/2046	50	57
4.000%, 04/15/2047	50	57
3.950%, 09/10/2028	200	226
3.875%, 02/01/2055	100	108
3.839%, 03/20/2060 (A)	200	213
3.799%, 10/01/2051	55	60
3.700%, 03/01/2029	125	139
3.600%, 09/15/2037	20	22
3.000%, 04/15/2027	50	53
United Parcel Service
6.200%, 01/15/2038	50	72

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 03/15/2049	$100	$121
3.750%, 11/15/2047	50	55
3.400%, 03/15/2029	65	72
3.400%, 11/15/2046	50	52
3.050%, 11/15/2027	50	54
2.800%, 11/15/2024	50	53
2.500%, 04/01/2023	50	51
2.500%, 09/01/2029	45	47
2.400%, 11/15/2026	50	51
2.350%, 05/16/2022	50	51
2.050%, 04/01/2021	50	50
United Rentals North America
6.500%, 12/15/2026	550	597
5.500%, 07/15/2025	325	336
5.500%, 05/15/2027	140	149
5.250%, 01/15/2030	103	111
4.875%, 01/15/2028	154	161
3.875%, 11/15/2027	133	134
United Technologies
4.625%, 11/16/2048	25	33
4.500%, 06/01/2042	100	126
4.450%, 11/16/2038	420	517
4.125%, 11/16/2028	30	34
3.950%, 08/16/2025	15	17
3.650%, 08/16/2023	320	341
3.350%, 08/16/2021	310	317
3.125%, 05/04/2027	100	107
3.100%, 06/01/2022	75	77
Univar Solutions USA
5.125%, 12/01/2027 (A)	54	56
Verisk Analytics
5.500%, 06/15/2045	100	131
4.125%, 03/15/2029	25	28
Vertiv Group
9.250%, 10/15/2024 (A)	140	150
Vertiv Intermediate Holding
12.000% cash/0% PIK, 02/15/2022 (A)	90	93
Voyager Aviation Holdings
8.500%, 08/15/2021 (A)	100	102
Waste Connections
3.500%, 05/01/2029	50	54
2.600%, 02/01/2030	50	51
Waste Management
4.150%, 07/15/2049	65	79
4.100%, 03/01/2045	50	59
4.000%, 07/15/2039	70	82
3.450%, 06/15/2029	50	55
3.150%, 11/15/2027	50	53
3.125%, 03/01/2025	50	53
2.950%, 06/15/2024	30	31
Waste Pro USA
5.500%, 02/15/2026 (A)	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westinghouse Air Brake Technologies
4.950%, 09/15/2028	$300	$339
3.450%, 11/15/2026	100	103
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	103
9.000%, 11/15/2026 (A)	325	338
8.500%, 11/15/2024 (A)	120	123
WW Grainger
4.600%, 06/15/2045	50	63
4.200%, 05/15/2047	50	59
XPO Logistics
6.750%, 08/15/2024 (A)	200	216
6.500%, 06/15/2022 (A)	117	119
6.125%, 09/01/2023 (A)	200	207
Xylem
4.375%, 11/01/2046	50	58

		43,064

Information Technology — 2.1%
Adobe
3.250%, 02/01/2025	50	53
Amkor Technology
6.625%, 09/15/2027 (A)	100	109
Amphenol
3.200%, 04/01/2024	100	105
Analog Devices
3.900%, 12/15/2025	100	109
3.500%, 12/05/2026	50	54
Apple
4.500%, 02/23/2036	100	125
4.375%, 05/13/2045	50	63
4.250%, 02/09/2047	250	309
3.850%, 05/04/2043	100	116
3.850%, 08/04/2046	95	111
3.750%, 09/12/2047	100	116
3.750%, 11/13/2047	350	407
3.350%, 02/09/2027	350	380
3.250%, 02/23/2026	150	161
3.200%, 05/11/2027	100	108
3.000%, 06/20/2027	100	107
2.850%, 05/06/2021	75	76
2.850%, 05/11/2024	350	366
2.500%, 02/09/2022	300	305
2.500%, 02/09/2025	75	78
2.450%, 08/04/2026	50	52
2.400%, 01/13/2023	100	103
2.400%, 05/03/2023	300	307
2.300%, 05/11/2022	300	305
2.250%, 02/23/2021	390	392
1.550%, 08/04/2021	100	100
Applied Materials
5.100%, 10/01/2035	35	46

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 04/01/2047	$245	$309
3.900%, 10/01/2025	35	39
3.300%, 04/01/2027	255	275
Arrow Electronics
4.000%, 04/01/2025	100	106
3.250%, 09/08/2024	100	104
Autodesk
4.375%, 06/15/2025	100	111
Automatic Data Processing
3.375%, 09/15/2025	25	27
Avnet
4.625%, 04/15/2026	25	27
3.750%, 12/01/2021	25	26
Broadcom
4.750%, 04/15/2029 (A)	200	224
3.875%, 01/15/2027	150	158
3.625%, 01/15/2024	300	314
3.500%, 01/15/2028	250	257
3.125%, 01/15/2025	335	345
3.000%, 01/15/2022	200	204
2.650%, 01/15/2023	250	254
CA
4.700%, 03/15/2027	200	221
CDK Global
5.875%, 06/15/2026	125	133
5.250%, 05/15/2029 (A)	129	138
4.875%, 06/01/2027	70	73
CDW
4.250%, 04/01/2028	153	159
Cisco Systems
5.900%, 02/15/2039	100	146
5.500%, 01/15/2040	100	140
2.950%, 02/28/2026	100	107
2.500%, 09/20/2026	50	52
2.200%, 02/28/2021	50	50
CommScope
8.250%, 03/01/2027 (A)	418	429
6.000%, 03/01/2026 (A)	425	446
5.500%, 03/01/2024 (A)	60	62
CommScope Technologies
6.000%, 06/15/2025 (A)	82	78
5.000%, 03/15/2027 (A)	65	59
Dell International
8.350%, 07/15/2046 (A)	100	140
8.100%, 07/15/2036 (A)	350	484
7.125%, 06/15/2024 (A)	350	368
6.020%, 06/15/2026 (A)	100	117
5.875%, 06/15/2021 (A)	113	114
5.450%, 06/15/2023 (A)	115	126
5.300%, 10/01/2029 (A)	100	115
4.900%, 10/01/2026 (A)	100	111
4.420%, 06/15/2021 (A)	200	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 07/15/2024 (A)	$50	$53
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	151
DXC Technology
4.750%, 04/15/2027	100	110
Entegris
4.625%, 02/10/2026 (A)	50	52
Exela Intermediate
10.000%, 07/15/2023 (A)	200	77
Fidelity National Information Services
4.250%, 05/15/2028	240	274
3.500%, 04/15/2023	53	56
3.000%, 08/15/2026	50	53
Fiserv
4.400%, 07/01/2049	60	70
4.200%, 10/01/2028	200	226
3.800%, 10/01/2023	300	319
3.500%, 07/01/2029	65	70
3.200%, 07/01/2026	25	27
2.750%, 07/01/2024	100	103
Flex
4.750%, 06/15/2025	50	55
FLIR Systems
3.125%, 06/15/2021	50	51
Gartner
5.125%, 04/01/2025 (A)	150	156
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	124
Genpact Luxembourg SARL
3.700%, 04/01/2022	100	103
Global Payments
4.450%, 06/01/2028	250	283
3.750%, 06/01/2023	100	105
Go Daddy Operating
5.250%, 12/01/2027 (A)	122	128
GTT Communications
7.875%, 12/31/2024 (A)	84	65
Harland Clarke Holdings
8.375%, 08/15/2022 (A)	150	130
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	63
6.200%, 10/15/2035	50	62
4.900%, 10/15/2025	100	113
4.400%, 10/15/2022	50	53
2.250%, 04/01/2023	300	303
Hughes Satellite Systems
6.625%, 08/01/2026	127	141
5.250%, 08/01/2026	169	183
IBM Credit
3.600%, 11/30/2021	100	104
Infor US
6.500%, 05/15/2022	301	303

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Informatica
7.125%, 07/15/2023 (A)	$101	$102
Intel
4.100%, 05/11/2047	250	302
3.734%, 12/08/2047	197	227
3.700%, 07/29/2025	45	49
3.300%, 10/01/2021	100	103
3.150%, 05/11/2027	200	217
2.875%, 05/11/2024	350	367
2.700%, 12/15/2022	50	52
2.600%, 05/19/2026	50	52
International Business Machines
4.250%, 05/15/2049	150	181
4.150%, 05/15/2039	100	118
4.000%, 06/20/2042	100	116
3.625%, 02/12/2024	50	54
3.500%, 05/15/2029	255	280
3.300%, 05/15/2026	150	161
3.000%, 05/15/2024	250	262
2.875%, 11/09/2022	100	103
2.850%, 05/13/2022	150	154
2.500%, 01/27/2022	400	407
2.250%, 02/19/2021	100	101
Intrado
8.500%, 10/15/2025 (A)	200	159
j2 Cloud Services
6.000%, 07/15/2025 (A)	145	153
Jabil
3.950%, 01/12/2028	255	273
Juniper Networks
3.750%, 08/15/2029	100	106
Keysight Technologies
4.600%, 04/06/2027	365	415
KLA
4.100%, 03/15/2029	65	73
Lam Research
4.875%, 03/15/2049	25	33
4.000%, 03/15/2029	30	34
3.750%, 03/15/2026	50	54
Mastercard
3.650%, 06/01/2049	75	87
3.375%, 04/01/2024	100	107
2.950%, 06/01/2029	75	80
2.000%, 11/21/2021	90	91
Micron Technology
5.327%, 02/06/2029	100	117
Microsoft
4.500%, 10/01/2040	100	130
4.450%, 11/03/2045	100	130
4.250%, 02/06/2047	100	127
4.100%, 02/06/2037	400	484
3.950%, 08/08/2056	50	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 08/08/2046	$100	$118
3.500%, 02/12/2035	50	57
3.450%, 08/08/2036	400	452
3.300%, 02/06/2027	100	109
2.875%, 02/06/2024	335	351
2.700%, 02/12/2025	100	105
2.400%, 02/06/2022	300	305
2.400%, 08/08/2026	50	52
2.375%, 02/12/2022	100	102
2.000%, 08/08/2023	100	102
1.550%, 08/08/2021	400	400
Motorola Solutions
4.600%, 05/23/2029	50	56
4.000%, 09/01/2024	100	108
3.500%, 03/01/2023	100	104
NCR
6.125%, 09/01/2029 (A)	55	60
5.750%, 09/01/2027 (A)	55	59
NetApp
3.375%, 06/15/2021	50	51
NortonLifeLock
5.000%, 04/15/2025 (A)	190	194
Nuance Communications
5.625%, 12/15/2026	90	96
NVIDIA
3.200%, 09/16/2026	50	54
2.200%, 09/16/2021	30	30
NXP BV
3.875%, 06/18/2026 (A)	200	215
Open Text
5.875%, 06/01/2026 (A)	285	301
Oracle
5.375%, 07/15/2040	150	206
4.375%, 05/15/2055	100	124
4.300%, 07/08/2034	100	121
4.125%, 05/15/2045	100	118
4.000%, 07/15/2046	50	58
4.000%, 11/15/2047	270	316
3.850%, 07/15/2036	50	57
3.800%, 11/15/2037	300	341
3.400%, 07/08/2024	100	107
3.250%, 11/15/2027	100	108
2.950%, 11/15/2024	100	105
2.800%, 07/08/2021	75	76
2.650%, 07/15/2026	40	42
2.625%, 02/15/2023	270	278
2.400%, 09/15/2023	50	51
1.900%, 09/15/2021	360	362
PayPal Holdings
2.850%, 10/01/2029	30	31
2.650%, 10/01/2026	20	20
2.400%, 10/01/2024	35	36

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.200%, 09/26/2022	$20	$20
Plantronics
5.500%, 05/31/2023 (A)	100	96
PTC
6.000%, 05/15/2024	98	102
4.000%, 02/15/2028 (A)	42	42
3.625%, 02/15/2025 (A)	126	127
Qorvo
5.500%, 07/15/2026	160	169
4.375%, 10/15/2029 (A)	120	126
QUALCOMM
4.800%, 05/20/2045	100	127
4.650%, 05/20/2035	100	124
4.300%, 05/20/2047	130	155
3.450%, 05/20/2025	100	107
3.250%, 05/20/2027	350	376
2.900%, 05/20/2024	350	365
2.600%, 01/30/2023	100	103
Rackspace Hosting
8.625%, 11/15/2024 (A)	250	247
salesforce.com
3.700%, 04/11/2028	250	280
Seagate HDD Cayman
4.750%, 01/01/2025	49	53
Solera
10.500%, 03/01/2024 (A)	450	476
SS&C Technologies
5.500%, 09/30/2027 (A)	368	389
Texas Instruments
4.150%, 05/15/2048	100	125
2.625%, 05/15/2024	100	104
1.850%, 05/15/2022	100	100
Tyco Electronics Group
3.125%, 08/15/2027	100	105
VeriSign
5.250%, 04/01/2025	100	110
4.750%, 07/15/2027	100	106
Veritas US
10.500%, 02/01/2024 (A)	120	110
ViaSat
5.625%, 09/15/2025 (A)	148	151
5.625%, 04/15/2027 (A)	153	160
Visa
4.300%, 12/14/2045	100	128
4.150%, 12/14/2035	130	159
3.650%, 09/15/2047	100	117
2.800%, 12/14/2022	100	103
VMware
3.900%, 08/21/2027	180	191
2.950%, 08/21/2022	260	266
Western Digital
4.750%, 02/15/2026	425	454

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Western Union
4.250%, 06/09/2023	$50	$53
Xerox
4.125%, 03/15/2023	200	207
Xilinx
3.000%, 03/15/2021	50	51

		34,028

Materials — 1.1%
Air Products & Chemicals
3.350%, 07/31/2024	100	107
Albemarle
4.150%, 12/01/2024	100	109
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	4	4
6.750%, 09/30/2024 (A)	200	210
6.125%, 05/15/2028 (A)	200	211
ArcelorMittal
7.000%, 10/15/2039	24	31
6.250%, 02/25/2022	20	21
6.125%, 06/01/2025	15	17
4.550%, 03/11/2026	150	162
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	154
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	175	182
Ball
5.250%, 07/01/2025	190	213
4.875%, 03/15/2026	150	164
Barrick
5.250%, 04/01/2042	100	126
Berry Global
5.625%, 07/15/2027 (A)	35	37
5.125%, 07/15/2023	150	153
4.875%, 07/15/2026 (A)	202	211
4.500%, 02/15/2026 (A)	100	101
BHP Billiton Finance USA
5.000%, 09/30/2043	100	132
2.875%, 02/24/2022	55	56
Big River Steel
7.250%, 09/01/2025 (A)	110	116
Blue Cube Spinco
10.000%, 10/15/2025	100	109
Celanese US Holdings
5.875%, 06/15/2021	30	32
4.625%, 11/15/2022	30	32
Chemours
7.000%, 05/15/2025	250	239
6.625%, 05/15/2023	80	79
5.375%, 05/15/2027	75	65
Cleveland-Cliffs
5.875%, 06/01/2027 (A)	100	92

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Compass Minerals International
6.750%, 12/01/2027 (A)	$65	$70
Consolidated Energy Finance
6.875%, 06/15/2025 (A)	150	149
Constellium
6.625%, 03/01/2025 (A)	250	258
Crown Americas
4.750%, 02/01/2026	160	166
CVR Partners
9.250%, 06/15/2023 (A)	85	89
Dow Chemical
5.550%, 11/30/2048	200	255
4.800%, 05/15/2049	65	76
4.375%, 11/15/2042	50	55
4.250%, 10/01/2034	100	112
3.625%, 05/15/2026	100	108
3.500%, 10/01/2024	50	53
3.150%, 05/15/2024	55	58
3.000%, 11/15/2022	50	52
DuPont de Nemours
5.419%, 11/15/2048	75	94
5.319%, 11/15/2038	335	406
4.725%, 11/15/2028	100	115
4.205%, 11/15/2023	200	217
Eastman Chemical
4.650%, 10/15/2044	50	56
3.800%, 03/15/2025	100	107
Ecolab
4.350%, 12/08/2021	82	86
3.950%, 12/01/2047	220	258
3.250%, 12/01/2027	35	38
2.700%, 11/01/2026	20	21
2.375%, 08/10/2022	350	355
Element Solutions
5.875%, 12/01/2025 (A)	150	155
Fibria Overseas Finance
5.500%, 01/17/2027	50	56
4.000%, 01/14/2025	50	52
FMC
3.200%, 10/01/2026	100	105
FMG Resources August 2006 Pty
5.125%, 03/15/2023 (A)	200	209
5.125%, 05/15/2024 (A)	150	159
4.750%, 05/15/2022 (A)	125	129
4.500%, 09/15/2027 (A)	97	98
Freeport-McMoRan
5.250%, 09/01/2029	83	88
5.000%, 09/01/2027	138	143
Georgia-Pacific
8.875%, 05/15/2031	100	159
Greif
6.500%, 03/01/2027 (A)	60	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hudbay Minerals
7.625%, 01/15/2025 (A)	$125	$126
Huntsman International
4.500%, 05/01/2029	45	49
International Flavors & Fragrances
4.375%, 06/01/2047	230	247
International Paper
7.500%, 08/15/2021	68	74
5.150%, 05/15/2046	100	119
4.800%, 06/15/2044	100	114
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	75	79
Kaiser Aluminum
4.625%, 03/01/2028 (A)	86	88
Kinross
4.500%, 07/15/2027	200	213
Koppers
6.000%, 02/15/2025 (A)	100	102
Lubrizol
6.500%, 10/01/2034	100	147
LYB International Finance BV
4.875%, 03/15/2044	50	57
LYB International Finance II BV
3.500%, 03/02/2027	64	68
LYB International Finance III
4.200%, 10/15/2049	100	104
LyondellBasell Industries
4.625%, 02/26/2055	100	110
Martin Marietta Materials
4.250%, 07/02/2024	50	54
Mineral Resources
8.125%, 05/01/2027 (A)	150	164
Mosaic
4.250%, 11/15/2023	25	27
3.250%, 11/15/2022	200	206
Newmont
6.250%, 10/01/2039	50	70
4.875%, 03/15/2042	25	31
3.700%, 03/15/2023	100	105
3.500%, 03/15/2022	100	103
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	69
Novelis
5.875%, 09/30/2026 (A)	250	265
4.750%, 01/30/2030 (A)	340	341
Nucor
6.400%, 12/01/2037	100	142
4.000%, 08/01/2023	100	106
3.950%, 05/01/2028	300	335
Nutrien
5.250%, 01/15/2045	70	85
4.125%, 03/15/2035	200	219

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 12/15/2026	$50	$55
3.625%, 03/15/2024	250	265
3.000%, 04/01/2025	100	104
OCI
6.625%, 04/15/2023 (A)	200	208
Olin
5.625%, 08/01/2029	158	167
5.125%, 09/15/2027	240	250
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	95	102
Packaging Corp of America
4.050%, 12/15/2049	10	11
3.000%, 12/15/2029	25	26
PPG Industries
2.800%, 08/15/2029	100	104
PQ
6.750%, 11/15/2022 (A)	50	51
Praxair
3.200%, 01/30/2026	100	107
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	99
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	125	129
5.125%, 07/15/2023 (A)	300	306
Rio Tinto Finance USA
3.750%, 06/15/2025	150	164
RPM International
5.250%, 06/01/2045	50	59
4.550%, 03/01/2029	50	56
SASOL Financing USA
5.875%, 03/27/2024	200	216
Sherwin-Williams
4.500%, 06/01/2047	129	153
3.800%, 08/15/2049	150	161
3.125%, 06/01/2024	25	26
2.950%, 08/15/2029	150	155
Sonoco Products
5.750%, 11/01/2040	100	130
Southern Copper
6.750%, 04/16/2040	100	137
3.875%, 04/23/2025	60	64
SPCM
4.875%, 09/15/2025 (A)	75	78
Standard Industries
6.000%, 10/15/2025 (A)	200	209
5.500%, 02/15/2023 (A)	88	89
4.750%, 01/15/2028 (A)	185	190
Starfruit Finco BV
8.000%, 10/01/2026 (A)	150	156
Steel Dynamics
3.450%, 04/15/2030	20	21
2.800%, 12/15/2024	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	$147	$141
TPC Group
10.500%, 08/01/2024 (A)	85	88
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	70
Tronox
6.500%, 04/15/2026 (A)	100	99
United States Steel
6.875%, 08/15/2025	121	109
6.250%, 03/15/2026	150	127
US Concrete
6.375%, 06/01/2024	100	103
Vale Overseas
6.250%, 08/10/2026	100	118
Vulcan Materials
4.700%, 03/01/2048	50	59
Westlake Chemical
5.000%, 08/15/2046	200	224
WRKCo
4.900%, 03/15/2029	50	58
3.900%, 06/01/2028	100	108
3.000%, 09/15/2024	100	104

		17,337

Real Estate — 1.0%
Alexandria Real Estate Equities
4.000%, 02/01/2050	50	59
3.800%, 04/15/2026	150	164
2.750%, 12/15/2029	100	102
American Campus Communities Operating Partnership
3.625%, 11/15/2027	80	87
American Tower
4.000%, 06/01/2025	100	109
3.600%, 01/15/2028	200	214
3.450%, 09/15/2021	50	51
3.300%, 02/15/2021	100	101
3.125%, 01/15/2027	100	104
2.250%, 01/15/2022	200	202
AvalonBay Communities MTN
3.500%, 11/15/2025	100	108
3.350%, 05/15/2027	50	54
3.300%, 06/01/2029	125	136
Boston Properties
4.500%, 12/01/2028	20	23
3.400%, 06/21/2029	50	54
3.200%, 01/15/2025	50	53
3.125%, 09/01/2023	350	364
2.900%, 03/15/2030	35	36
Brixmor Operating Partnership
4.125%, 06/15/2026	25	27

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 08/15/2022	$30	$31
3.650%, 06/15/2024	50	53
3.250%, 09/15/2023	350	365
Brookfield Property
5.750%, 05/15/2026 (A)	201	210
Camden Property Trust
4.100%, 10/15/2028	20	23
3.150%, 07/01/2029	65	70
CBL & Associates
5.950%, 12/15/2026	125	63
Corporate Office Properties
5.000%, 07/01/2025	50	55
Crown Castle International
5.250%, 01/15/2023	50	55
4.750%, 05/15/2047	225	269
4.450%, 02/15/2026	365	406
4.000%, 03/01/2027	20	22
3.800%, 02/15/2028	50	54
3.650%, 09/01/2027	35	38
3.400%, 02/15/2021	55	56
3.200%, 09/01/2024	35	37
3.150%, 07/15/2023	330	342
2.250%, 09/01/2021	55	55
CubeSmart
3.125%, 09/01/2026	50	52
CyrusOne
3.450%, 11/15/2029	60	62
Digital Realty Trust
3.950%, 07/01/2022	100	105
3.700%, 08/15/2027	50	54
3.600%, 07/01/2029	65	70
2.750%, 02/01/2023	50	51
Diversified Healthcare Trust
4.750%, 02/15/2028	100	105
Duke Realty
3.875%, 10/15/2022	50	52
3.375%, 12/15/2027	60	64
2.875%, 11/15/2029	20	21
EPR Properties
4.750%, 12/15/2026	50	55
3.750%, 08/15/2029	100	104
Equinix
5.875%, 01/15/2026	85	90
5.375%, 05/15/2027	65	70
3.200%, 11/18/2029	45	47
2.900%, 11/18/2026	45	46
2.625%, 11/18/2024	65	66
ERP Operating
4.000%, 08/01/2047	50	60
3.375%, 06/01/2025	100	107
3.250%, 08/01/2027	50	54
3.000%, 07/01/2029	150	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Essex Portfolio
4.500%, 03/15/2048	$50	$61
4.000%, 03/01/2029	100	112
3.375%, 04/15/2026	50	53
Federal Realty Investment Trust
4.500%, 12/01/2044	50	60
3.200%, 06/15/2029	50	54
Five Point Operating
7.875%, 11/15/2025 (A)	130	135
GLP Capital
5.750%, 06/01/2028	15	18
5.375%, 11/01/2023	15	16
5.375%, 04/15/2026	30	34
5.250%, 06/01/2025	15	17
4.000%, 01/15/2030	95	100
3.350%, 09/01/2024	85	88
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	97	100
HAT Holdings I
5.250%, 07/15/2024 (A)	119	125
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	43
3.100%, 02/15/2030	50	51
Healthpeak Properties
4.000%, 06/01/2025	100	109
3.500%, 07/15/2029	115	123
Highwoods Realty
3.200%, 06/15/2021	100	101
Host Hotels & Resorts
4.000%, 06/15/2025	65	71
3.875%, 04/01/2024	50	53
3.375%, 12/15/2029	100	104
Howard Hughes
5.375%, 03/15/2025 (A)	200	206
Hudson Pacific Properties
3.950%, 11/01/2027	50	54
Iron Mountain
5.250%, 03/15/2028 (A)	100	104
4.875%, 09/15/2027 (A)	125	129
4.875%, 09/15/2029 (A)	190	194
4.375%, 06/01/2021 (A)	100	100
iStar
4.750%, 10/01/2024	161	167
4.250%, 08/01/2025	104	105
Kilroy Realty
4.375%, 10/01/2025	100	110
Kimco Realty
4.450%, 09/01/2047	50	58
3.700%, 10/01/2049	100	104
3.200%, 05/01/2021	45	46
Lamar Media
5.750%, 02/01/2026	155	164

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 02/15/2028 (A)	$50	$50
Liberty Property
3.375%, 06/15/2023	95	100
Life Storage
3.875%, 12/15/2027	50	54
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	75	83
5.625%, 05/01/2024	225	245
4.500%, 09/01/2026	110	115
Mid-America Apartments
4.000%, 11/15/2025	50	55
3.950%, 03/15/2029	50	56
3.600%, 06/01/2027	50	54
MPT Operating Partnership
5.250%, 08/01/2026	100	105
5.000%, 10/15/2027	300	315
4.625%, 08/01/2029	164	172
National Retail Properties
4.000%, 11/15/2025	65	71
3.600%, 12/15/2026	50	54
3.500%, 10/15/2027	50	53
Newmark Group
6.125%, 11/15/2023	105	115
Office Properties Income Trust
4.500%, 02/01/2025	100	107
Omega Healthcare Investors
3.625%, 10/01/2029	200	207
Outfront Media Capital
5.000%, 08/15/2027 (A)	75	79
4.625%, 03/15/2030 (A)	51	52
Physicians Realty
3.950%, 01/15/2028	50	54
Prologis
3.750%, 11/01/2025	65	71
Public Storage
3.094%, 09/15/2027	30	32
2.370%, 09/15/2022	100	102
Realogy Group
9.375%, 04/01/2027 (A)	149	155
Realty Income
4.650%, 08/01/2023	50	55
3.250%, 10/15/2022	60	62
3.250%, 06/15/2029	200	216
Regency Centers
4.650%, 03/15/2049	30	38
4.400%, 02/01/2047	35	41
3.600%, 02/01/2027	30	32
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	105	109
Sabra Health Care
3.900%, 10/15/2029	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SBA Communications
4.875%, 09/01/2024	$150	$155
4.000%, 10/01/2022	200	203
3.875%, 02/15/2027 (A)	64	65
Service Properties Trust
4.950%, 02/15/2027	70	74
4.500%, 03/15/2025	50	53
4.375%, 02/15/2030	50	51
3.950%, 01/15/2028	30	30
Simon Property Group
4.250%, 11/30/2046	50	60
3.250%, 11/30/2026	50	53
3.250%, 09/13/2049	100	102
2.750%, 06/01/2023	50	52
2.625%, 06/15/2022	50	51
2.450%, 09/13/2029	100	100
2.000%, 09/13/2024	100	101
SITE Centers
4.700%, 06/01/2027	35	39
3.625%, 02/01/2025	87	91
Spirit Realty
3.400%, 01/15/2030	100	104
STORE Capital
4.625%, 03/15/2029	50	57
Tanger Properties
3.125%, 09/01/2026	50	51
UDR MTN
3.750%, 07/01/2024	100	107
3.200%, 01/15/2030	50	53
3.100%, 11/01/2034	15	15
Uniti Group
8.250%, 10/15/2023	210	170
7.125%, 12/15/2024 (A)	100	79
6.000%, 04/15/2023 (A)	133	128
Ventas Realty
4.000%, 03/01/2028	100	109
3.250%, 10/15/2026	50	53
2.650%, 01/15/2025	300	307
VEREIT Operating Partnership
4.875%, 06/01/2026	30	34
4.600%, 02/06/2024	325	355
3.950%, 08/15/2027	40	43
VICI Properties
4.625%, 12/01/2029 (A)	271	283
4.250%, 12/01/2026 (A)	138	142
4.125%, 08/15/2030 (A)	120	122
3.750%, 02/15/2027 (A)	100	100
3.500%, 02/15/2025 (A)	72	73
Vornado Realty
3.500%, 01/15/2025	50	53
Washington Prime Group
6.450%, 08/15/2024	175	156

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
6.500%, 03/15/2041	$70	$99
4.250%, 04/01/2026	50	55
4.125%, 03/15/2029	50	56
3.950%, 09/01/2023	300	320
WeWork
7.875%, 05/01/2025 (A)	75	58
Weyerhaeuser
7.375%, 03/15/2032	100	142
WP Carey
4.600%, 04/01/2024	50	54

		16,785

Utilities — 1.9%
AEP Texas
3.800%, 10/01/2047	100	112
AEP Transmission
3.800%, 06/15/2049	25	29
3.750%, 12/01/2047	250	285
AES
6.000%, 05/15/2026	100	106
5.125%, 09/01/2027	150	158
4.500%, 03/15/2023	145	148
Alabama Power
3.750%, 03/01/2045	100	112
Ameren Illinois
3.800%, 05/15/2028	25	28
3.250%, 03/01/2025	100	106
American Water Capital
6.593%, 10/15/2037	100	148
4.150%, 06/01/2049	150	178
3.450%, 06/01/2029	150	162
AmeriGas Partners
5.750%, 05/20/2027	200	218
5.625%, 05/20/2024	170	181
5.500%, 05/20/2025	90	96
Appalachian Power
7.000%, 04/01/2038	100	147
4.500%, 03/01/2049	150	185
3.400%, 06/01/2025	50	53
Arizona Public Service
2.950%, 09/15/2027	300	316
Atmos Energy
4.125%, 10/15/2044	100	117
4.125%, 03/15/2049	80	97
Avangrid
3.150%, 12/01/2024	250	262
Baltimore Gas & Electric
2.400%, 08/15/2026	250	255
Banff Merger Sub
9.750%, 09/01/2026 (A)	295	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
6.125%, 04/01/2036	$47	$66
3.800%, 07/15/2048	225	252
3.250%, 04/15/2028	230	247
2.800%, 01/15/2023	40	41
Black Hills
3.950%, 01/15/2026	209	227
Calpine
5.500%, 02/01/2024	170	172
5.250%, 06/01/2026 (A)	150	155
5.125%, 03/15/2028 (A)	242	241
4.500%, 02/15/2028 (A)	173	172
CenterPoint Energy
3.700%, 09/01/2049	50	52
2.950%, 03/01/2030	50	51
2.500%, 09/01/2022	150	152
2.500%, 09/01/2024	50	51
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	124
4.250%, 02/01/2049	15	19
Clearway Energy Operating
5.750%, 10/15/2025	50	52
4.750%, 03/15/2028 (A)	94	97
Cleco Corporate Holdings
4.973%, 05/01/2046	35	41
3.743%, 05/01/2026	50	53
CMS Energy
3.450%, 08/15/2027	250	269
Commonwealth Edison
4.000%, 03/01/2048	100	117
4.000%, 03/01/2049	400	471
3.700%, 03/01/2045	50	56
2.950%, 08/15/2027	100	105
Connecticut Light & Power
4.300%, 04/15/2044	100	124
4.150%, 06/01/2045	100	120
4.000%, 04/01/2048	25	30
Consolidated Edison
2.000%, 05/15/2021	100	100
Consolidated Edison of New York
6.300%, 08/15/2037	100	144
4.450%, 03/15/2044	100	121
4.300%, 12/01/2056	100	120
4.125%, 05/15/2049	300	356
Consumers Energy
3.950%, 05/15/2043	50	59
2.850%, 05/15/2022	100	103
Dayton Power & Light
3.950%, 06/15/2049 (A)	65	71
Delmarva Power & Light
4.150%, 05/15/2045	50	59

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dominion Energy
4.050%, 09/15/2042	$100	$111
2.850%, 08/15/2026	230	238
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	29
3.600%, 12/15/2024	100	106
3.000%, 11/15/2029	35	36
2.500%, 11/15/2024	40	41
Drax Finco
6.625%, 11/01/2025 (A)	250	264
DTE Electric
3.950%, 03/01/2049	400	478
3.750%, 08/15/2047	100	115
3.700%, 03/15/2045	50	56
3.700%, 06/01/2046	250	283
DTE Energy
3.300%, 06/15/2022	50	52
2.850%, 10/01/2026	250	258
Duke Energy
3.750%, 04/15/2024	100	107
3.150%, 08/15/2027	300	317
Duke Energy Carolinas
4.250%, 12/15/2041	100	119
3.950%, 03/15/2048	50	59
3.350%, 05/15/2022	100	104
3.050%, 03/15/2023	50	52
2.950%, 12/01/2026	100	106
Duke Energy Florida
4.200%, 07/15/2048	100	122
3.800%, 07/15/2028	100	112
3.200%, 01/15/2027	250	268
Duke Energy Indiana
3.750%, 05/15/2046	250	281
Duke Energy Ohio
3.700%, 06/15/2046	214	242
Duke Energy Progress
4.150%, 12/01/2044	50	59
3.450%, 03/15/2029	240	263
Edison International
4.125%, 03/15/2028	250	266
2.950%, 03/15/2023	50	51
2.400%, 09/15/2022	180	181
El Paso Electric
5.000%, 12/01/2044	50	59
Emera US Finance
4.750%, 06/15/2046	235	286
3.550%, 06/15/2026	285	304
Enel Chile
4.875%, 06/12/2028	200	224
Entergy
4.000%, 07/15/2022	100	105
2.950%, 09/01/2026	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Entergy Arkansas
3.700%, 06/01/2024	$100	$107
Entergy Mississippi
2.850%, 06/01/2028	225	236
Evergy
4.850%, 06/01/2021	55	57
Evergy Metro
4.200%, 06/15/2047	100	122
4.125%, 04/01/2049	100	121
Eversource Energy
3.150%, 01/15/2025	100	105
Exelon
5.625%, 06/15/2035	100	130
5.100%, 06/15/2045	100	126
3.950%, 06/15/2025	100	109
Exelon Generation
5.600%, 06/15/2042	100	118
FirstEnergy
7.375%, 11/15/2031	70	101
4.250%, 03/15/2023	40	43
3.900%, 07/15/2027	300	328
Florida Power & Light
5.950%, 02/01/2038	100	145
4.125%, 06/01/2048	250	306
4.050%, 10/01/2044	100	121
3.700%, 12/01/2047	200	232
Fortis
3.055%, 10/04/2026	300	313
Georgia Power
4.300%, 03/15/2042	25	29
2.650%, 09/15/2029	150	152
2.200%, 09/15/2024	150	152
Interstate Power & Light
3.700%, 09/15/2046	250	270
ITC Holdings
3.250%, 06/30/2026	30	32
Kentucky Utilities
5.125%, 11/01/2040	94	123
MidAmerican Energy
4.250%, 07/15/2049	50	62
3.950%, 08/01/2047	250	299
3.650%, 04/15/2029	250	280
3.650%, 08/01/2048	250	283
3.100%, 05/01/2027	50	53
National Fuel Gas
5.200%, 07/15/2025	100	112
3.950%, 09/15/2027	100	102
Nevada Power
3.700%, 05/01/2029	155	172
NextEra Energy Capital Holdings
5.650%, VAR ICE LIBOR USD 3 Month+3.156%, 05/01/2079	100	113

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 04/01/2029	$100	$109
3.150%, 04/01/2024	100	105
2.750%, 11/01/2029	30	31
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	108	113
4.250%, 07/15/2024 (A)	50	52
4.250%, 09/15/2024 (A)	111	115
3.875%, 10/15/2026 (A)	200	202
NiSource
5.950%, 06/15/2041	100	135
5.650%, 02/01/2045	50	66
3.950%, 03/30/2048	100	108
3.490%, 05/15/2027	50	54
Northern States Power
4.125%, 05/15/2044	100	122
2.900%, 03/01/2050	30	30
NRG Energy
6.625%, 01/15/2027	525	564
5.750%, 01/15/2028	109	117
5.250%, 06/15/2029 (A)	61	66
NSTAR Electric
3.250%, 05/15/2029	50	54
3.200%, 05/15/2027	100	107
Ohio Edison
6.875%, 07/15/2036	100	149
Ohio Power
4.000%, 06/01/2049	20	24
Oklahoma Gas & Electric
3.850%, 08/15/2047	250	276
Oncor Electric Delivery
4.100%, 11/15/2048	100	123
3.800%, 06/01/2049	100	116
3.700%, 11/15/2028	100	111
2.950%, 04/01/2025	50	53
2.750%, 06/01/2024	100	104
ONE Gas
4.500%, 11/01/2048	45	57
PacifiCorp
3.600%, 04/01/2024	50	53
Piedmont Natural Gas
3.640%, 11/01/2046	25	27
3.500%, 06/01/2029	150	164
Potomac Electric Power
6.500%, 11/15/2037	100	147
PPL Capital Funding
4.000%, 09/15/2047	100	109
3.400%, 06/01/2023	100	104
PPL Electric Utilities
4.150%, 10/01/2045	100	120
3.000%, 10/01/2049	70	70
PSEG Power
8.625%, 04/15/2031	100	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Electric & Gas MTN
3.850%, 05/01/2049	$125	$149
3.200%, 05/15/2029	150	163
3.000%, 05/15/2027	100	106
Public Service Enterprise Group
2.000%, 11/15/2021	100	100
San Diego Gas & Electric
4.100%, 06/15/2049	250	294
3.750%, 06/01/2047	250	278
Sempra Energy
3.800%, 02/01/2038	100	109
2.900%, 02/01/2023	15	15
South Carolina Electric & Gas
5.100%, 06/01/2065	100	140
Southern
4.250%, 07/01/2036	230	263
3.250%, 07/01/2026	250	266
2.950%, 07/01/2023	100	104
2.350%, 07/01/2021	50	50
Southern California Edison
4.875%, 03/01/2049	100	123
4.650%, 10/01/2043	100	120
3.700%, 08/01/2025	60	65
3.500%, 10/01/2023	50	53
2.850%, 08/01/2029	75	78
Southern California Gas
4.300%, 01/15/2049	25	31
2.550%, 02/01/2030	100	103
Southern Gas Capital
3.500%, 09/15/2021	100	102
Southern Power
4.150%, 12/01/2025	50	55
2.500%, 12/15/2021	50	51
Southwest Gas
4.150%, 06/01/2049	30	35
Southwestern Electric Power
3.900%, 04/01/2045	50	55
Southwestern Public Service
3.750%, 06/15/2049	100	112
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	89
7.250%, 05/15/2027 (A)	205	210
6.500%, 06/01/2025	150	117
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	159
4.750%, 01/15/2030 (A)	127	134
4.250%, 01/31/2023 (A)	70	72
Union Electric
3.650%, 04/15/2045	100	111
3.500%, 03/15/2029	100	111
Virginia Electric & Power
8.875%, 11/15/2038	50	89

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 12/01/2048	$260	$336
4.200%, 05/15/2045	25	30
3.800%, 09/15/2047	250	285
3.300%, 12/01/2049	50	53
2.750%, 03/15/2023	50	51
Vistra Operations
5.625%, 02/15/2027 (A)	415	432
5.500%, 09/01/2026 (A)	105	109
5.000%, 07/31/2027 (A)	181	186
Washington Gas Light MTN
3.796%, 09/15/2046	35	38
WEC Energy Group
3.550%, 06/15/2025	100	108
3.100%, 03/08/2022	45	46
Wisconsin Public Service
3.300%, 09/01/2049	70	74
Xcel Energy
4.000%, 06/15/2028	250	280
2.600%, 03/15/2022	250	254

		29,899

Total Corporate Obligations (Cost $456,980) ($ Thousands)		487,686

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bonds
7.125%, 02/15/2023	2,000	2,345
6.250%, 08/15/2023	2,500	2,924
5.375%, 02/15/2031	500	694
5.000%, 05/15/2037	1,250	1,859
4.750%, 02/15/2037	750	1,084
4.750%, 02/15/2041	510	763
4.625%, 02/15/2040	2,000	2,931
4.500%, 02/15/2036	650	904
4.500%, 05/15/2038	150	214
4.375%, 02/15/2038	1,000	1,404
4.375%, 11/15/2039	1,500	2,131
4.375%, 05/15/2040	2,750	3,915
4.375%, 05/15/2041	2,500	3,577
4.250%, 05/15/2039	250	349
3.875%, 08/15/2040	1,225	1,641
3.750%, 08/15/2041	1,000	1,321
3.750%, 11/15/2043	5,000	6,657
3.625%, 08/15/2043	500	653
3.625%, 02/15/2044	180	236
3.500%, 02/15/2039	300	381
3.375%, 05/15/2044	1,055	1,331
3.375%, 11/15/2048	300	390
3.125%, 02/15/2042	1,000	1,210
3.125%, 08/15/2044	800	971
3.125%, 05/15/2048	4,000	4,957

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 11/15/2044	$2,525	$3,005
3.000%, 05/15/2045	8,700	10,376
3.000%, 11/15/2045	1,500	1,794
3.000%, 02/15/2047	2,350	2,834
3.000%, 05/15/2047	1,500	1,810
3.000%, 02/15/2048	1,000	1,210
3.000%, 08/15/2048	3,800	4,613
3.000%, 02/15/2049	2,000	2,436
2.875%, 05/15/2043	2,625	3,052
2.875%, 08/15/2045	750	877
2.875%, 11/15/2046	2,250	2,648
2.875%, 05/15/2049	2,000	2,382
2.750%, 08/15/2042	6,000	6,842
2.750%, 08/15/2047	1,000	1,154
2.750%, 11/15/2047	1,200	1,386
2.500%, 02/15/2045	500	546
2.500%, 02/15/2046	700	767
2.500%, 05/15/2046	650	713
2.375%, 11/15/2049	1,000	1,081
2.250%, 02/15/2027	2,500	2,637
2.250%, 08/15/2046	3,600	3,762
2.250%, 08/15/2049	5,000	5,264
U.S. Treasury Notes
3.625%, 02/15/2021	2,500	2,554
3.125%, 05/15/2021	2,250	2,297
3.125%, 11/15/2028	10,400	11,792
2.875%, 10/15/2021	2,000	2,050
2.875%, 09/30/2023	2,000	2,111
2.875%, 10/31/2023	19,500	20,604
2.875%, 11/30/2023	1,500	1,587
2.875%, 04/30/2025	2,000	2,154
2.875%, 05/31/2025	2,000	2,156
2.875%, 05/15/2028	500	554
2.875%, 08/15/2028	2,500	2,778
2.750%, 04/30/2023	7,000	7,319
2.750%, 05/31/2023	20,000	20,932
2.750%, 07/31/2023	5,000	5,244
2.750%, 08/31/2023	4,000	4,200
2.750%, 11/15/2023	1,000	1,053
2.750%, 02/15/2024	2,750	2,904
2.750%, 02/15/2028	2,500	2,743
2.625%, 06/15/2021	2,000	2,032
2.625%, 12/15/2021	5,000	5,116
2.625%, 12/31/2023	5,500	5,773
2.625%, 12/31/2025	2,500	2,675
2.625%, 01/31/2026	3,000	3,212
2.625%, 02/15/2029	7,000	7,664
2.500%, 02/28/2021	3,000	3,032
2.500%, 03/31/2023	2,500	2,592
2.500%, 01/31/2024	7,000	7,321
2.500%, 05/15/2024	2,450	2,569
2.500%, 01/31/2025	1,500	1,584

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.375%, 01/31/2023	$3,000	$3,093
2.375%, 02/29/2024	5,000	5,208
2.375%, 05/15/2027	5,800	6,175
2.375%, 05/15/2029	4,000	4,300
2.250%, 07/31/2021	4,000	4,049
2.250%, 12/31/2023	1,000	1,036
2.250%, 01/31/2024	1,000	1,036
2.250%, 04/30/2024	6,000	6,228
2.250%, 11/15/2024	6,000	6,254
2.250%, 12/31/2024	2,000	2,087
2.250%, 11/15/2025	3,500	3,668
2.250%, 03/31/2026	3,000	3,150
2.250%, 08/15/2027	2,000	2,115
2.250%, 11/15/2027	1,500	1,588
2.125%, 05/31/2021	5,000	5,045
2.125%, 09/30/2021	2,500	2,530
2.125%, 12/31/2021	1,000	1,014
2.125%, 05/15/2022	5,000	5,089
2.125%, 12/31/2022	10,000	10,232
2.125%, 11/30/2023	700	721
2.125%, 02/29/2024	1,500	1,548
2.125%, 03/31/2024	1,500	1,549
2.125%, 05/15/2025	2,500	2,598
2.125%, 05/31/2026	2,000	2,087
2.000%, 10/31/2021	2,000	2,021
2.000%, 11/15/2021	5,000	5,057
2.000%, 02/15/2022	3,000	3,040
2.000%, 10/31/2022	2,000	2,037
2.000%, 11/30/2022	1,000	1,019
2.000%, 05/31/2024	1,000	1,028
2.000%, 02/15/2025	2,850	2,941
2.000%, 08/15/2025	1,200	1,240
2.000%, 11/15/2026	6,000	6,221
1.875%, 01/31/2022	4,500	4,546
1.875%, 02/28/2022	2,000	2,022
1.875%, 03/31/2022	1,500	1,517
1.875%, 04/30/2022	3,000	3,036
1.875%, 05/31/2022	5,000	5,063
1.875%, 07/31/2022	10,000	10,135
1.875%, 08/31/2024	1,000	1,024
1.750%, 11/30/2021	4,000	4,028
1.750%, 05/31/2022	1,500	1,515
1.750%, 01/31/2023	2,000	2,026
1.750%, 05/15/2023	1,750	1,775
1.750%, 06/30/2024	7,000	7,126
1.750%, 07/31/2024	5,000	5,092
1.750%, 12/31/2026	4,000	4,083
1.750%, 11/15/2029	2,000	2,042
1.625%, 06/30/2021	5,000	5,013
1.625%, 08/31/2022	2,000	2,016
1.625%, 05/31/2023	500	505
1.625%, 02/15/2026	2,650	2,685

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 05/15/2026	$2,000	$2,026
1.625%, 10/31/2026	3,000	3,038
1.625%, 08/15/2029	4,000	4,039
1.500%, 02/28/2023	750	754
1.500%, 03/31/2023	2,000	2,012
1.500%, 09/30/2024	2,000	2,016
1.500%, 10/31/2024	3,000	3,024
1.500%, 11/30/2024	5,000	5,041
1.500%, 08/15/2026	2,000	2,010
1.375%, 04/30/2021	4,000	3,995
1.375%, 05/31/2021	3,000	2,998
1.375%, 08/31/2023	1,500	1,503
1.375%, 09/30/2023	1,000	1,002
1.250%, 03/31/2021	5,000	4,987
1.250%, 10/31/2021	3,000	2,994
1.250%, 08/31/2024	5,000	4,984
1.125%, 02/28/2021	3,500	3,486
1.125%, 06/30/2021	5,000	4,979
1.125%, 07/31/2021	5,500	5,477
1.125%, 09/30/2021	1,500	1,494

Total U.S. Treasury Obligations (Cost $453,607) ($ Thousands)		478,745

MORTGAGE-BACKED SECURITIES — 21.1%

Agency Mortgage-Backed Obligations — 20.1%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	917	1,030
5.000%, 09/01/2023 to 11/01/2041	1,532	1,686
4.500%, 08/01/2040 to 02/01/2045	1,999	2,178
4.000%, 12/01/2040 to 05/01/2048	6,550	7,035
3.500%, 10/01/2020 to 12/01/2047	11,208	11,769
3.000%, 09/01/2029 to 12/01/2049	19,069	19,622
2.500%, 10/01/2029 to 06/01/2031	2,324	2,372
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (E)	500	523
FHLMC Multifamily Structured Pass-Through Certificates, Ser K048, Cl A2
3.284%, 06/25/2025 (E)	1,500	1,615
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	422
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl AM
3.200%, 06/25/2027	900	978
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	200	218
FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/2028	550	630

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K088, Cl A2
3.690%, 01/25/2029	$409	$464
FHLMC Multifamily Structured Pass-Through Certificates, Ser K089, Cl A2
3.563%, 01/25/2029	571	642
FHLMC Multifamily Structured Pass-Through Certificates, Ser K090, Cl A2
3.422%, 02/25/2029	262	292
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl A2
2.524%, 10/25/2029	200	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser K156, Cl A1
3.700%, 05/25/2030	1,267	1,386
FNMA
6.000%, 07/01/2036 to 10/01/2039	530	606
5.500%, 01/01/2035 to 09/01/2041	1,643	1,851
5.000%, 07/01/2040 to 05/01/2042	2,380	2,642
4.500%, 11/01/2040 to 01/01/2049	23,711	25,335
4.000%, 01/01/2037 to 03/01/2049	35,703	37,621
3.500%, 01/01/2027 to 07/01/2048	61,391	64,270
3.000%, 08/01/2029 to 11/01/2049	31,355	32,387
2.500%, 07/01/2028 to 03/01/2043	3,433	3,501
FNMA TBA
3.000%, 02/15/2045	9,475	9,690
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	315	319
FNMA, Ser 2014-M11, Cl 2A
3.408%, 08/25/2026 (E)	463	502
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	362
FNMA, Ser 2016-M1, Cl A2
2.939%, 01/25/2026 (E)	275	290
FNMA, Ser 2016-M5, Cl A2
2.469%, 04/25/2026	750	771
FNMA, Ser 2018-M1, Cl A2
3.085%, 12/25/2027 (E)	115	124
FNMA, Ser 2019-M5, Cl A2
3.273%, 01/25/2029	275	302
GNMA
6.500%, 11/15/2038	78	93
5.500%, 01/15/2033 to 10/20/2043	774	862
5.000%, 10/15/2033 to 11/20/2046	966	1,055
4.500%, 04/15/2040 to 02/20/2049	9,471	10,049
4.000%, 04/15/2040 to 03/20/2049	23,908	24,953
3.500%, 12/20/2041 to 10/20/2049	30,405	31,748
3.000%, 05/15/2042 to 05/20/2047	10,866	11,273
GNMA TBA
3.500%, 02/15/2045	750	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 02/01/2045	$8,000	$8,227

		322,679

Non-Agency Mortgage-Backed Obligations — 1.0%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	215
BANK, Ser 2019-BN17, Cl A4
3.714%, 04/15/2052	265	298
BANK, Ser 2019-BN18, Cl A4
3.584%, 05/15/2062	250	278
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	100	106
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/2062	100	107
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A4
3.583%, 05/15/2052	200	222
BENCHMARK Mortgage Trust, Ser 2018-B3, Cl A5
4.025%, 04/10/2051	200	227
BENCHMARK Mortgage Trust, Ser 2018-B4, Cl A5
4.121%, 07/15/2051 (E)	100	114
BENCHMARK Mortgage Trust, Ser 2019-B10, Cl A4
3.717%, 03/15/2062	260	292
BENCHMARK Mortgage Trust, Ser 2020-B16, Cl A5
2.732%, 12/15/2057	200	209
Cantor Commercial Real Estate Lending, Ser 2019-CF3, Cl A4
3.006%, 01/15/2053	100	106
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	164
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	526	539
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	285
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl AS
3.863%, 07/10/2047	1,000	1,068
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	240	258
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	329
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	1,000	1,147
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	290

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	$190	$202
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	245	265
CSAIL Commercial Mortgage Trust, Ser 2017-CX10, Cl A5
3.458%, 11/15/2050 (E)	325	353
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (E)	350	384
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AS
4.258%, 04/10/2047	297	320
GS Mortgage Securities Trust, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	285
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	546
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A4
3.567%, 05/10/2052	175	194
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (E)	295	316
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	539
JPMCC Commercial Mortgage Securities Trust, Ser 2019-COR4, Cl A5
4.029%, 03/10/2052	300	341
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	155	160
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A4
3.719%, 07/15/2050	200	218
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C31, Cl A5
3.102%, 11/15/2049	579	616
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	500	523
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	200	231
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl ASB
4.195%, 08/15/2051	500	555
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	$500	$545
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl B
4.685%, 09/15/2058 (E)	800	878
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	330
Wells Fargo Commercial Mortgage Trust, Ser 2019-C50, Cl A5
3.729%, 05/15/2052	65	73
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl AS
3.388%, 11/15/2045	210	218
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	271
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	320

		15,253

Total Mortgage-Backed Securities (Cost $330,650) ($ Thousands)		337,932

SOVEREIGN DEBT — 16.0%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	349
9.125%, 11/26/2049 (A)	500	527
8.250%, 05/09/2028 (A)	600	646
8.000%, 11/26/2029 (A)	200	212
Argentine Republic Government International Bond
8.280%, 12/31/2033	210	116
7.625%, 04/22/2046	500	213
7.500%, 04/22/2026	900	410
7.125%, 07/06/2036	450	194
7.125%, 06/28/2117	1,250	540
6.875%, 04/22/2021	500	266
6.875%, 01/26/2027	450	203
6.875%, 01/11/2048	200	85
6.625%, 07/06/2028	200	89
5.875%, 01/11/2028	1,900	831
5.625%, 01/26/2022	400	197
4.625%, 01/11/2023	1,550	715
3.750%, 5.250%, 03/31/2029, 12/31/2038 (F)	600	253
Armenia Government International Bond
7.150%, 03/26/2025	200	236

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Azerbaijan Government International Bond
3.500%, 09/01/2032 (A)		$350	$353
Bahamas Government International Bond
6.000%, 11/21/2028 (A)		200	226
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		300	366
7.000%, 01/26/2026 (A)		200	234
7.000%, 10/12/2028 (A)		500	589
6.750%, 09/20/2029 (A)		200	233
6.125%, 07/05/2022 (A)		200	215
6.125%, 08/01/2023 (A)		300	331
5.625%, 09/30/2031 (A)		200	213
Belarus Government International Bond
6.200%, 02/28/2030 (A)		300	327
Belize Government International Bond
4.938%, 02/20/2034		100	62
Bolivian Government International Bond
5.950%, 08/22/2023		300	319
4.500%, 03/20/2028 (A)		200	194
Brazilian Government International Bond
8.875%, 04/15/2024		100	127
8.250%, 01/20/2034		350	497
7.125%, 01/20/2037		200	264
6.000%, 04/07/2026		350	415
5.625%, 01/07/2041		250	290
5.625%, 02/21/2047		1,100	1,289
5.000%, 01/27/2045		550	595
4.750%, 01/14/2050		200	206
4.625%, 01/13/2028		1,000	1,103
4.500%, 05/30/2029		200	217
4.250%, 01/07/2025		950	1,028
2.625%, 01/05/2023		750	761
Bundesobligation
-0.483%, 04/08/2022 (D)(G)	EUR	687	773
-0.584%, 04/17/2020 (D)(G)		131	145
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034		273	529
4.750%, 07/04/2040		7	16
4.250%, 07/04/2039		190	394
4.000%, 01/04/2037		37	71
2.500%, 07/04/2044		255	459
2.500%, 08/15/2046		153	282
2.000%, 01/04/2022		631	736
2.000%, 08/15/2023		530	644
1.750%, 02/15/2024		546	666
1.250%, 08/15/2048		87	130
1.000%, 08/15/2024		2	2
1.000%, 08/15/2025		29	35
0.500%, 02/15/2025		619	727
0.500%, 02/15/2026		37	44
0.500%, 02/15/2028		464	559
0.250%, 02/15/2027		15	18

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
-0.127%, 08/15/2026 (D)(G)	EUR	20	$23
Bundesschatzanweisungen
-0.568%, 12/11/2020 (D)(G)		275	307
-0.581%, 03/13/2020 (D)(G)		104	115
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	228
Canadian Government International Bond
4.000%, 06/01/2041	CAD	15	17
3.500%, 12/01/2045		314	343
2.625%, 01/25/2022		$410	420
2.250%, 06/01/2025	CAD	532	422
2.000%, 11/15/2022		$300	305
2.000%, 06/01/2028	CAD	560	447
Chile Government International Bond
3.860%, 06/21/2047		$300	346
3.500%, 01/25/2050		300	327
3.240%, 02/06/2028		1,000	1,070
3.125%, 01/21/2026		200	212
China Government International Bond
4.000%, 10/19/2048		200	245
3.500%, 10/19/2028		200	223
3.250%, 10/19/2023		200	211
2.625%, 11/02/2027		200	209
2.125%, 12/03/2029		300	302
1.950%, 12/03/2024		700	710
Colombia Government International Bond
7.375%, 09/18/2037		200	293
6.125%, 01/18/2041		1,100	1,487
5.625%, 02/26/2044		200	259
5.200%, 05/15/2049		1,000	1,258
5.000%, 06/15/2045		500	607
4.500%, 01/28/2026		200	220
4.500%, 03/15/2029		800	903
4.375%, 07/12/2021		550	569
4.000%, 02/26/2024		300	318
3.875%, 04/25/2027		1,050	1,128
3.000%, 01/30/2030		200	202
2.625%, 03/15/2023		600	607
Costa Rica Government International Bond
7.158%, 03/12/2045		400	430
7.000%, 04/04/2044 (A)		200	212
6.125%, 02/19/2031 (A)		200	213
4.375%, 04/30/2025 (A)		200	201
Croatia Government International Bond
6.375%, 03/24/2021		450	472
6.000%, 01/26/2024		200	230
5.500%, 04/04/2023		250	276
Dominican Republic International Bond
7.500%, 05/06/2021		67	69
7.450%, 04/30/2044		150	179
6.875%, 01/29/2026 (A)		200	228
6.850%, 01/27/2045		100	113

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.600%, 01/28/2024		$100	$111
6.500%, 02/15/2048 (A)		200	217
6.400%, 06/05/2049 (A)		350	377
6.000%, 07/19/2028 (A)		600	665
5.950%, 01/25/2027 (A)		200	220
5.875%, 04/18/2024		200	214
5.875%, 01/30/2060 (A)		450	450
5.500%, 01/27/2025		500	535
Ecuador Government International Bond
10.750%, 03/28/2022 (A)		700	693
9.650%, 12/13/2026 (A)		500	444
9.625%, 06/02/2027 (A)		200	176
9.500%, 03/27/2030 (A)		200	172
8.875%, 10/23/2027 (A)		600	508
8.750%, 06/02/2023 (A)		200	186
7.950%, 06/20/2024		200	176
7.875%, 03/27/2025 (A)		200	171
7.875%, 01/23/2028 (A)		1,200	975
Egypt Government International Bond
8.500%, 01/31/2047 (A)		200	229
7.903%, 02/21/2048 (A)		600	648
7.600%, 03/01/2029 (A)		200	224
7.500%, 01/31/2027 (A)		400	457
7.053%, 01/15/2032 (A)		400	426
6.875%, 04/30/2040		200	204
6.588%, 02/21/2028 (A)		500	533
5.875%, 06/11/2025		200	216
5.577%, 02/21/2023 (A)		1,050	1,102
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		600	737
7.650%, 06/15/2035		60	70
7.625%, 02/01/2041 (A)		150	174
7.125%, 01/20/2050 (A)		300	328
6.375%, 01/18/2027		100	110
5.875%, 01/30/2025		50	54
Ethiopia Government International Bond
6.625%, 12/11/2024		200	216
Export Development Canada
2.625%, 02/21/2024		500	523
2.500%, 01/24/2023		400	413
2.000%, 05/17/2022		200	203
1.375%, 10/21/2021		100	100
Export-Import Bank of Korea
3.500%, 11/27/2021		500	515
2.875%, 01/21/2025		100	104
2.625%, 05/26/2026		200	207
French Republic Government Bond OAT
8.500%, 04/25/2023	EUR	1	1
5.750%, 10/25/2032		29	56
5.500%, 04/25/2029		20	34
4.750%, 04/25/2035		263	497
4.500%, 04/25/2041		280	575

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.250%, 10/25/2023	EUR	428	$561
4.000%, 10/25/2038		54	101
4.000%, 04/25/2055		9	21
4.000%, 04/25/2060		8	19
3.500%, 04/25/2020		97	109
3.250%, 10/25/2021		107	127
3.250%, 05/25/2045		180	332
3.000%, 04/25/2022		263	315
2.750%, 10/25/2027		417	575
2.500%, 10/25/2020		1	1
2.500%, 05/25/2030		366	518
2.250%, 05/25/2024		150	187
2.000%, 05/25/2048 (A)		245	374
1.750%, 05/25/2023		1	1
1.750%, 11/25/2024		385	474
1.750%, 05/25/2066 (A)		125	192
1.500%, 05/25/2031		384	503
1.500%, 05/25/2050 (A)		145	200
1.250%, 05/25/2034		126	163
1.250%, 05/25/2036 (A)		332	431
1.000%, 11/25/2025		665	801
0.750%, 11/25/2028		375	453
0.500%, 05/25/2025		481	562
0.250%, 11/25/2026		1,045	1,210
-0.445%, 05/25/2021 (D)(G)		1	1
-0.530%, 05/25/2020 (D)(G)		140	155
Gabon Government International Bond
6.950%, 06/16/2025		$300	323
6.375%, 12/12/2024		200	215
Ghana Government International Bond
10.750%, 10/14/2030		300	385
8.950%, 03/26/2051 (A)		200	204
8.125%, 01/18/2026		200	222
8.125%, 03/26/2032 (A)		200	205
7.875%, 03/26/2027 (A)		200	214
7.625%, 05/16/2029 (A)		300	306
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	213
4.875%, 02/13/2028		100	108
4.500%, 05/03/2026 (A)		200	211
4.375%, 06/05/2027 (A)		300	313
Honduras Government International Bond
7.500%, 03/15/2024		200	224
6.250%, 01/19/2027 (A)		150	166
Hungary Government International Bond
7.625%, 03/29/2041		300	505
6.375%, 03/29/2021		550	579
5.750%, 11/22/2023		200	227
5.375%, 02/21/2023		800	881
5.375%, 03/25/2024		450	512
Indonesia Government International Bond
8.500%, 10/12/2035		100	160

54	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.750%, 01/17/2038		$300	$461
6.750%, 01/15/2044 (A)		275	403
6.625%, 02/17/2037		575	799
5.950%, 01/08/2046 (A)		200	270
5.875%, 01/15/2024 (A)		200	227
5.375%, 10/17/2023 (A)		200	223
5.350%, 02/11/2049		600	784
5.250%, 01/17/2042 (A)		950	1,174
5.250%, 01/08/2047 (A)		200	251
5.125%, 01/15/2045 (A)		400	489
4.875%, 05/05/2021 (A)		500	519
4.750%, 01/08/2026 (A)		200	224
4.750%, 02/11/2029		650	752
4.625%, 04/15/2043 (A)		400	458
4.450%, 02/11/2024		550	597
4.350%, 01/08/2027 (A)		200	221
4.350%, 01/11/2048		500	563
4.125%, 01/15/2025 (A)		200	216
4.100%, 04/24/2028		400	439
3.850%, 07/18/2027 (A)		200	215
3.750%, 04/25/2022 (A)		450	465
3.700%, 01/08/2022 (A)		200	206
3.500%, 01/11/2028		200	211
3.500%, 02/14/2050		200	205
3.375%, 04/15/2023 (A)		200	207
2.950%, 01/11/2023		200	204
2.850%, 02/14/2030		250	253
Iraq Government AID Bond
2.149%, 01/18/2022		320	324
Iraq Government International Bond
6.752%, 03/09/2023 (A)		400	404
5.800%, 01/15/2028 (A)		250	240
Israel Government International Bond
4.500%, 01/30/2043		200	248
4.125%, 01/17/2048		200	239
3.250%, 01/17/2028		100	108
2.875%, 03/16/2026		300	315
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027	EUR	104	166
6.000%, 05/01/2031		267	451
5.250%, 11/01/2029		15	23
5.000%, 08/01/2034 (A)		330	541
5.000%, 08/01/2039 (A)		211	365
5.000%, 09/01/2040 (A)		195	338
4.750%, 09/01/2028 (A)		299	441
4.750%, 09/01/2044 (A)		28	49
4.000%, 02/01/2037 (A)		61	93
3.750%, 05/01/2021 (A)		500	582
3.450%, 03/01/2048 (A)		150	223
3.250%, 09/01/2046 (A)		161	231
3.000%, 08/01/2029		300	398
2.800%, 12/01/2028		274	356

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.800%, 03/01/2067 (A)	EUR	119	$156
2.500%, 12/01/2024		368	451
2.500%, 11/15/2025		318	394
2.300%, 10/15/2021		519	600
2.050%, 08/01/2027		296	362
2.000%, 02/01/2028		302	369
1.650%, 03/01/2032 (A)		93	109
1.450%, 05/15/2025		347	406
1.000%, 07/15/2022		821	935
0.650%, 11/01/2020		544	607
0.650%, 10/15/2023		382	432
Italy Government International Bond
6.875%, 09/27/2023		$100	116
5.375%, 06/15/2033		150	182
Ivory Coast Government International Bond
6.375%, 03/03/2028		300	324
6.125%, 06/15/2033 (A)		200	205
5.750%, 12/31/2032		13	13
5.375%, 07/23/2024		200	210
Jamaica Government International Bond
8.000%, 03/15/2039		100	138
7.875%, 07/28/2045		600	819
6.750%, 04/28/2028		200	237
Japan Bank for International Cooperation
3.375%, 10/31/2023		200	212
3.250%, 07/20/2023		500	527
3.125%, 07/20/2021		300	307
2.875%, 06/01/2027		100	108
2.500%, 06/01/2022		200	204
2.500%, 05/23/2024		200	207
2.375%, 07/21/2022		100	102
1.875%, 07/21/2026		200	202
Japan Government Five Year Bond
0.100%, 06/20/2020	JPY	185,600	1,714
0.100%, 09/20/2020		209,300	1,934
0.100%, 09/20/2021		97,700	905
0.100%, 12/20/2021		105,000	973
0.100%, 09/20/2022		34,000	316
0.100%, 03/20/2023		253,100	2,355
0.100%, 06/20/2023		182,000	1,695
Japan Government Forty Year Bond
0.900%, 03/20/2057		77,200	836
0.500%, 03/20/2059		21,000	201
Japan Government Ten Year Bond
0.800%, 06/20/2022		67,700	639
0.800%, 12/20/2022		115,800	1,098
0.800%, 09/20/2023		205,500	1,963
0.700%, 12/20/2022		102,250	967
0.400%, 09/20/2025		181,000	1,724
0.100%, 03/20/2026		108,250	1,015
0.100%, 06/20/2026		118,000	1,107
0.100%, 03/20/2027		120,000	1,128

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.100%, 09/20/2027	JPY 146,600	$1,379
0.100%, 03/20/2028	162,600	1,528
0.100%, 06/20/2028	164,950	1,550
0.100%, 09/20/2028	170,200	1,599
0.100%, 12/20/2028	63,200	593
0.100%, 06/20/2029	83,400	783
0.100%, 09/20/2029	55,000	516
Japan Government Thirty Year Bond
2.500%, 03/20/2036	127,700	1,621
2.300%, 03/20/2040	13,150	170
1.700%, 09/20/2044	66,650	819
1.400%, 09/20/2045	45,000	526
0.900%, 09/20/2048	43,000	455
0.800%, 06/20/2047	43,000	444
0.800%, 09/20/2047	38,000	392
0.800%, 03/20/2048	46,000	475
0.600%, 12/20/2046	45,000	443
0.400%, 06/20/2049	39,000	363
0.300%, 06/20/2046	48,750	446
Japan Government Twenty Year Bond
1.700%, 09/20/2032	87,000	972
1.600%, 03/20/2033	130,250	1,446
1.500%, 03/20/2034	82,000	907
1.000%, 12/20/2035	98,800	1,035
0.700%, 09/20/2038	54,500	548
0.600%, 12/20/2036	81,000	802
0.600%, 09/20/2037	56,000	554
0.500%, 09/20/2036	118,300	1,153
0.500%, 03/20/2038	74,500	724
0.500%, 06/20/2038	23,500	228
0.400%, 03/20/2039	25,150	240
0.300%, 09/20/2039	43,200	403
Jordan Government International Bond
7.375%, 10/10/2047 (A)	$100	110
6.125%, 01/29/2026 (A)	300	324
5.750%, 01/31/2027 (A)	200	213
Kazakhstan Government International Bond
6.500%, 07/21/2045 (A)	500	746
5.125%, 07/21/2025 (A)	500	576
4.875%, 10/14/2044 (A)	200	252
Kenya Government International Bond
8.250%, 02/28/2048 (A)	100	107
7.250%, 02/28/2028 (A)	600	648
7.000%, 05/22/2027 (A)	300	319
6.875%, 06/24/2024	200	217
Korea Government International Bond
3.875%, 09/11/2023	200	215
3.500%, 09/20/2028	200	224
Kuwait Government International Bond
3.500%, 03/20/2027 (A)	1,050	1,138
2.750%, 03/20/2022 (A)	500	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Lebanon Government International Bond
8.250%, 04/12/2021	$400	$192
7.250%, 03/23/2037	100	36
7.000%, 03/23/2032	100	36
6.850%, 03/23/2027	700	258
6.650%, 11/03/2028	50	18
6.650%, 02/26/2030	550	197
6.600%, 11/27/2026	450	165
6.250%, 05/27/2022	600	240
6.100%, 10/04/2022	400	160
6.000%, 01/27/2023	50	19
Mexico Government International Bond
6.750%, 09/27/2034	525	747
6.050%, 01/11/2040	900	1,206
5.750%, 10/12/2110	500	621
5.550%, 01/21/2045	850	1,086
4.750%, 03/08/2044	750	859
4.600%, 01/23/2046	600	675
4.600%, 02/10/2048	1,100	1,250
4.500%, 04/22/2029	1,900	2,127
4.500%, 01/31/2050	415	466
4.350%, 01/15/2047	550	603
4.150%, 03/28/2027	650	707
4.125%, 01/21/2026	550	598
4.000%, 10/02/2023	850	902
3.750%, 01/11/2028	600	636
3.600%, 01/30/2025	400	423
Mongolia Government International Bond
8.750%, 03/09/2024 (A)	200	226
5.625%, 05/01/2023 (A)	400	408
Morocco Government International Bond
5.500%, 12/11/2042 (A)	100	126
4.250%, 12/11/2022 (A)	400	421
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	208
Nigeria Government International Bond
9.248%, 01/21/2049 (A)	250	282
8.747%, 01/21/2031 (A)	500	558
7.875%, 02/16/2032 (A)	200	209
7.696%, 02/23/2038 (A)	300	301
7.625%, 11/21/2025 (A)	200	226
7.625%, 11/28/2047 (A)	100	97
7.143%, 02/23/2030 (A)	300	309
6.500%, 11/28/2027 (A)	200	206
Oman Government International Bond
6.750%, 01/17/2048 (A)	400	399
6.500%, 03/08/2047 (A)	250	247
6.000%, 08/01/2029 (A)	500	523
5.625%, 01/17/2028 (A)	850	879
5.375%, 03/08/2027 (A)	200	206
4.875%, 02/01/2025 (A)	200	206
4.750%, 06/15/2026 (A)	200	202

56	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.125%, 01/17/2023 (A)	$800	$817
3.875%, 03/08/2022 (A)	200	202
Pakistan Government International Bond
8.250%, 04/15/2024	400	449
8.250%, 09/30/2025	200	227
Panama Government International Bond
6.700%, 01/26/2036	200	288
4.500%, 05/15/2047	300	372
4.500%, 04/16/2050	500	618
4.300%, 04/29/2053	450	548
4.000%, 09/22/2024	200	216
3.875%, 03/17/2028	1,000	1,104
3.870%, 07/23/2060	200	226
3.750%, 03/16/2025	500	536
3.160%, 01/23/2030	700	739
Paraguay Government International Bond
6.100%, 08/11/2044	200	250
5.000%, 04/15/2026 (A)	400	444
4.625%, 01/25/2023	200	211
Peruvian Government International Bond
8.750%, 11/21/2033	250	422
6.550%, 03/14/2037	250	380
5.625%, 11/18/2050	800	1,224
4.125%, 08/25/2027	800	912
2.844%, 06/20/2030	55	58
Philippine Government International Bond
9.500%, 02/02/2030	100	163
7.750%, 01/14/2031	200	301
6.375%, 01/15/2032	100	138
6.375%, 10/23/2034	250	362
5.500%, 03/30/2026	450	537
5.000%, 01/13/2037	200	262
4.200%, 01/21/2024	900	977
3.950%, 01/20/2040	800	951
3.750%, 01/14/2029	1,200	1,358
3.700%, 03/01/2041	600	706
3.700%, 02/02/2042	100	117
3.000%, 02/01/2028	1,250	1,334
Poland Government International Bond
5.125%, 04/21/2021	450	468
5.000%, 03/23/2022	125	133
4.000%, 01/22/2024	300	325
3.250%, 04/06/2026	500	534
3.000%, 03/17/2023	1,200	1,246
Province of Alberta Canada
3.350%, 11/01/2023	100	106
3.300%, 03/15/2028	100	112
2.950%, 01/23/2024	300	316
Province of British Columbia Canada
2.250%, 06/02/2026	100	103
2.000%, 10/23/2022	125	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Manitoba Canada
2.125%, 05/04/2022	$500	$507
2.125%, 06/22/2026	100	103
Province of New Brunswick Canada
3.625%, 02/24/2028	250	283
Province of Ontario Canada
3.400%, 10/17/2023	500	534
3.050%, 01/29/2024	500	529
2.550%, 02/12/2021	200	202
2.500%, 09/10/2021	200	203
2.500%, 04/27/2026	500	525
2.250%, 05/18/2022	100	102
2.200%, 10/03/2022	100	102
Province of Quebec Canada
2.750%, 04/12/2027	500	537
2.500%, 04/09/2024	135	140
2.375%, 01/31/2022	100	102
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	331
5.103%, 04/23/2048 (A)	1,600	2,116
4.817%, 03/14/2049 (A)	1,600	2,038
4.625%, 06/02/2046 (A)	200	248
4.500%, 04/23/2028 (A)	1,100	1,273
4.000%, 03/14/2029 (A)	600	676
3.875%, 04/23/2023 (A)	1,100	1,163
3.375%, 03/14/2024 (A)	250	263
3.250%, 06/02/2026 (A)	300	319
2.375%, 06/02/2021 (A)	200	201
Romanian Government International Bond
6.125%, 01/22/2044 (A)	100	133
5.125%, 06/15/2048 (A)	300	357
4.875%, 01/22/2024 (A)	150	166
4.375%, 08/22/2023 (A)	750	806
Russian Foreign Bond – Eurobond
12.750%, 06/24/2028 (A)	375	651
7.500%, 03/31/2030	620	705
5.875%, 09/16/2043 (A)	850	1,173
5.625%, 04/04/2042 (A)	2,700	3,610
4.875%, 09/16/2023 (A)	1,600	1,750
4.500%, 04/04/2022 (A)	400	421
Saudi Government International Bond
5.250%, 01/16/2050 (A)	1,050	1,346
5.000%, 04/17/2049 (A)	400	493
4.625%, 10/04/2047 (A)	750	872
4.500%, 04/17/2030 (A)	400	465
4.500%, 10/26/2046 (A)	1,150	1,314
4.375%, 04/16/2029 (A)	1,450	1,654
4.000%, 04/17/2025 (A)	1,400	1,523
3.625%, 03/04/2028 (A)	630	676
3.250%, 10/26/2026 (A)	1,350	1,422
2.875%, 03/04/2023 (A)	350	360
2.375%, 10/26/2021 (A)	350	353

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Senegal Government International Bond
6.750%, 03/13/2048 (A)	$400	$409
6.250%, 07/30/2024	200	222
Serbia Government International Bond
7.250%, 09/28/2021	300	326
South Africa Government International Bond
6.250%, 03/08/2041	100	109
5.875%, 05/30/2022	100	107
5.875%, 09/16/2025	600	662
5.750%, 09/30/2049	250	246
5.650%, 09/27/2047	250	247
5.375%, 07/24/2044	400	387
5.000%, 10/12/2046	200	187
4.875%, 04/14/2026	200	209
4.850%, 09/27/2027	700	732
4.850%, 09/30/2029	450	454
4.300%, 10/12/2028	650	642
Sri Lanka Government International Bond
7.850%, 03/14/2029 (A)	200	203
7.550%, 03/28/2030 (A)	400	396
6.850%, 03/14/2024 (A)	400	409
6.850%, 11/03/2025 (A)	200	202
6.825%, 07/18/2026 (A)	200	200
6.750%, 04/18/2028 (A)	200	193
6.350%, 06/28/2024 (A)	200	201
6.200%, 05/11/2027 (A)	100	95
5.750%, 01/18/2022 (A)	200	202
5.750%, 04/18/2023 (A)	750	751
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)	200	216
Turkey Government International Bond
8.000%, 02/14/2034	100	122
7.625%, 04/26/2029	200	232
7.375%, 02/05/2025	200	226
7.250%, 12/23/2023	1,000	1,113
7.250%, 03/05/2038	200	230
6.875%, 03/17/2036	250	277
6.750%, 05/30/2040	200	218
6.625%, 02/17/2045	300	321
6.350%, 08/10/2024	200	217
6.250%, 09/26/2022	200	213
6.125%, 10/24/2028	600	636
6.000%, 03/25/2027	1,400	1,481
6.000%, 01/14/2041	1,500	1,513
5.750%, 03/22/2024	600	636
5.750%, 05/11/2047	950	917
5.625%, 03/30/2021	300	309
5.125%, 03/25/2022	200	207
5.125%, 02/17/2028	1,350	1,352
4.875%, 10/09/2026	550	551
4.875%, 04/16/2043	275	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.250%, 04/14/2026	$200	$195
3.250%, 03/23/2023	200	198
Ukraine Government AID Bond
1.847%, 05/29/2020	263	263
Ukraine Government International Bond
8.994%, 02/01/2024 (A)	200	229
7.750%, 09/01/2021 (A)	250	266
7.750%, 09/01/2022 (A)	600	652
7.750%, 09/01/2023 (A)	200	221
7.750%, 09/01/2024 (A)	400	445
7.750%, 09/01/2025 (A)	200	225
7.750%, 09/01/2026 (A)	200	227
7.750%, 09/01/2027 (A)	200	226
7.375%, 09/25/2032 (A)	750	829
United Kingdom Gilt
4.750%, 03/07/2020	GBP 279	369
4.750%, 12/07/2038	260	571
4.500%, 09/07/2034	302	603
4.250%, 06/07/2032	354	666
4.250%, 03/07/2036	27	54
4.250%, 09/07/2039	287	603
4.250%, 12/07/2046	11	25
4.250%, 12/07/2049	4	10
4.250%, 12/07/2055	34	89
4.000%, 01/22/2060	155	412
3.750%, 09/07/2021	357	495
3.750%, 07/22/2052	325	757
3.500%, 01/22/2045	245	499
3.500%, 07/22/2068	153	403
3.250%, 01/22/2044	4	8
2.500%, 07/22/2065	2	4
2.250%, 09/07/2023	711	998
2.000%, 09/07/2025	342	492
1.750%, 09/07/2037	217	324
1.750%, 07/22/2057	139	230
1.625%, 10/22/2028	330	478
1.625%, 10/22/2071	54	92
1.500%, 01/22/2021	270	359
1.500%, 07/22/2026	329	465
1.500%, 07/22/2047	410	601
1.000%, 04/22/2024	39	53
0.750%, 07/22/2023	37	49
Uruguay Government International Bond
7.625%, 03/21/2036	$150	231
5.100%, 06/18/2050	455	574
4.975%, 04/20/2055	790	983
4.500%, 08/14/2024	50	54
4.375%, 10/27/2027	500	561
4.375%, 01/23/2031	1,100	1,261
4.125%, 11/20/2045	200	227

58	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)	$200	$212
Vietnam Government International Bond
4.800%, 11/19/2024	200	219
Zambia Government International Bond
8.970%, 07/30/2027	300	205
5.375%, 09/20/2022	200	138

Total Sovereign Debt (Cost $241,884) ($ Thousands)		256,420

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FFCB
1.620%, 04/20/2021	250	250
FHLB
5.500%, 07/15/2036	225	330
3.250%, 11/16/2028	315	355
2.500%, 02/13/2024	875	913
1.875%, 11/29/2021	500	504
1.625%, 12/20/2021	560	562
1.125%, 07/14/2021	750	748
FHLMC
6.750%, 03/15/2031	500	748
6.250%, 07/15/2032	300	447
2.375%, 01/13/2022	375	382
FNMA
6.625%, 11/15/2030	475	698
2.625%, 01/11/2022	1,500	1,536
2.625%, 09/06/2024	300	317
2.500%, 02/05/2024	2,500	2,608
2.250%, 04/12/2022	845	861
2.125%, 04/24/2026	205	213
1.875%, 09/24/2026	300	306
1.625%, 10/15/2024	935	944
Tennessee Valley Authority
5.250%, 09/15/2039	275	398
4.250%, 09/15/2065	200	284
3.500%, 12/15/2042	125	149
2.875%, 02/01/2027	150	161

Total U.S. Government Agency Obligations (Cost $13,032) ($ Thousands)		13,714

MUNICIPAL BONDS — 0.5%

California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	$100	$116
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	305
7.500%, 04/01/2034	500	791
7.300%, 10/01/2039	500	799
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	25
California State, GO
3.500%, 04/01/2028	25	28
3.375%, 04/01/2025	200	216
California State, GO Callable 04/01/2028 @ 100
4.600%, 04/01/2038	30	34
4.500%, 04/01/2033	50	58
East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	100	144
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	100	134
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	295
University of California, Ser AQ, RB
4.767%, 05/15/2115	150	202

		3,309

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	100	133

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	98	144
6.637%, 04/01/2057	98	140

		284

Illinois — 0.1%
Chicago O’Hare International Airport, Ser C, RB
4.572%, 01/01/2054	200	261
4.472%, 01/01/2049	50	64
Illinois State, GO
5.100%, 06/01/2033	700	789
4.950%, 06/01/2023	87	92
Sales Tax Securitization, Ser A, RB
4.787%, 01/01/2048	200	254

		1,460

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts — 0.0%
Massachusetts State, School Building Authority, RB Callable 10/15/2029 @ 100
3.395%, 10/15/2040	$20	$21
Massachusetts State, Taxable Consolidated Loan, Ser H, GO
2.900%, 09/01/2049	85	88

		109

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	350	563
Rutgers University, University & College Improvement Authority, RB
3.915%, 05/01/2119	65	72

		635

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100	135
4.031%, 09/01/2048	50	62
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	84
New York & New Jersey, Port Authority, Ser 21, RB
3.287%, 08/01/2069	200	213
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	150
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	125
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	150	222
New York State, Urban Development, RB Callable 09/15/2028 @ 100
3.900%, 03/15/2033	50	55

		1,046

Ohio — 0.0%
American Municipal Power, Hydroelectic Project, Ser B, RB
8.084%, 02/15/2050	100	183
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	20	20

		203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	$100	$111

Texas — 0.0%
Houston, Ser A, GO
6.290%, 03/01/2032	80	99
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	100	143
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	248
University of Texas, Permanent University Fund, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	20	23
University of Texas, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	57

		570

Total Municipal Bonds (Cost $6,744) ($ Thousands)		7,860

ASSET-BACKED SECURITIES — 0.3%
Ally Master Owner Trust, Ser 2018-2, CI A
3.290%, 05/15/2023	100	102
American Express Credit Account Master Trust, Ser 2018-6, Cl A
3.060%, 02/15/2024	500	511
American Express Credit Account Master Trust, Ser 2018-8, Cl A
3.180%, 04/15/2024	103	106
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	125	129
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A3
2.970%, 11/20/2023	67	68
BA Credit Card Trust, Ser 2019-A1, Cl A1
1.740%, 01/15/2025	200	201
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	250	255
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	180	181

60	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2018-3, Cl A3
3.130%, 06/15/2023	$550	$560
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	477
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	300	309
Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/2026	100	103
Ford Credit Auto Owner Trust, Ser 2018-B, Cl A3
3.240%, 04/15/2023	100	102
GM Financial Consumer Automobile Receivables Trust, Ser 2019-2, Cl A3
2.650%, 02/16/2024	250	254
Honda Auto Receivables Owner Trust, Ser 2018-4, Cl A3
3.160%, 01/17/2023	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/2024	$55	$56
Nissan Auto Receivables Owner Trust, Ser 2019-B, Cl A3
2.500%, 11/15/2023	200	203
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl C
2.900%, 10/15/2024	150	152
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	201
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	100	106
World Omni Auto Receivables Trust, Ser 2017-A, Cl A4
2.240%, 06/15/2023	300	302

Total Asset-Backed Securities (Cost $4,407) ($ Thousands)		4,480

Total Investments in Securities — 98.9% (Cost $1,507,304) ($ Thousands)		$1,586,837

A list of the open forward foreign currency contracts held by the Fund at January 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/03/20	CAD	1,628	USD	1,232	$1
Brown Brothers Harriman	02/03/20	CAD	1,616	USD	1,216	(6)
Brown Brothers Harriman	02/03/20 - 03/03/20	GBP	14,654	USD	19,037	(287)
Brown Brothers Harriman	02/03/20 - 03/03/20	EUR	45,314	USD	50,064	(203)
Brown Brothers Harriman	02/03/20 - 03/03/20	JPY	9,465,143	USD	87,111	(305)

						$(800)

Percentages are based on Net Assets of $1,604,795 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2020, the value of these securities amounted to $188,143 ($ Thousands), representing 11.7% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

OAT — French Treasury Obligations (Obligations assimilables du Tresor)

PIK — Payment-in-Kind

Pty — Proprietary

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	61

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Fixed Income Fund (Concluded)

RB — Revenue Bond

S&P— Standard & Poor’s

SARL — Private Limited Liability Company (Societe a responsabilite limitee)

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of inputs used as of January 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	487,686	–	†	487,686
U.S. Treasury Obligations	–	478,745	–		478,745
Mortgage-Backed Securities	–	337,932	–		337,932
Sovereign Debt	–	256,420	–		256,420
U.S. Government Agency Obligations	–	13,714	–		13,714
Municipal Bonds	–	7,860	–		7,860
Asset-Backed Securities	–	4,480	–		4,480

Total Investments in Securities	–	1,586,837	–		1,586,837

Other Financial Instruments	Level 1 ($ )	Level 2 ($ )	Level 3 ($ )		Total ($ )
Forwards Contracts *
Unrealized Appreciation	$—	$1	$—		$1
Unrealized Depreciation	—	(801)	—		(801)

Total Other Financial Instruments	$—	$(800)	$—		$(800)

† Represents securities in which the fair value is $0.

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2020

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
Assets:
Investments, at value†	$2,631,338		$1,586,837
Cash	14,551		33,193
Foreign currency, at value ††	2,414		121
Dividends and interest receivable	2,430		11,811
Receivable for investment securities sold	640		4,046
Receivable for fund shares sold	1,124		628
Cash pledged as collateral for futures contracts	973		—
Foreign tax reclaim receivable	174		—
Unrealized gain on forward foreign currency contracts	—		1
Unrealized gain on foreign spot currency contracts	—		437
Prepaid expenses	66		46
Total Assets	2,653,710		1,637,120
Liabilities:
Payable for fund shares redeemed	2,919		1,228
Payable for investment securities purchased	—		29,825
Shareholder servicing fees payable	575		336
Payable for variation margin	432		—
Administration fees payable	381		16
Investment advisory fees payable	100		75
Accrued foreign capital gains tax on appreciated securities	73		—
Trustees fees payable	12		7
Chief Compliance Officer fees payable	3		1
Unrealized loss on forward foreign currency contracts	—		801
Unrealized loss on foreign spot currency contracts	3		1
Accrued expense payable	140		35
Total Liabilities	4,638		32,325
Net Assets	$2,649,072		$1,604,795
† Cost of investments	$2,422,040		$1,507,304
†† Cost of foreign currency	2,407		121
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$2,439,393		$1,557,683
Total Distributable Earnings	209,679		47,112
Net Assets	$2,649,072		$1,604,795
Net Asset Value, Offering and Redemption Price Per Share	$16.	53	$10.	56
	($2,649,071,769 ÷		($1,604,795,371 ÷
	160,288,727 shares	)	151,949,181 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	63

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six-month period ended January 31, 2020

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Investment income:
Dividends	$26,370	$—
Interest income	301	24,849
Less: foreign taxes withheld	(548)	—
Total investment income	26,123	24,849
Expenses:
Shareholder servicing fees	3,256	1,982
Investment advisory fees	2,605	1,189
Administration fees	2,589	1,578
Trustee fees	20	12
Chief Compliance Officer fees	6	4
Custodian/wire agent fees	148	23
Registration fees	123	77
Professional fees	60	36
Printing fees	39	22
Other expenses	90	260
Total expenses	8,936	5,183
Less:
Waiver of investment advisory fees	(2,033)	(739)
Waiver of administration fees	(370)	(1,419)
Net expenses	6,533	3,025
Net investment income	19,590	21,824
Net realized gain/(loss) on:
Investments	948	1,420
Futures contracts	2,544	—
Forward foreign currency contracts	—	1,092
Foreign currency transactions	6	(54)
Net change in unrealized appreciation/(depreciation) on:
Investments	155,019	34,493
Futures contracts	(1,100)	—
Accrued foreign capital gains tax on appreciated securities	3	—
Forward foreign currency contracts	—	(1,354)
Foreign currency and translation of other assets and liabilities denominated in foreign currency	4	435
Net increase in net assets resulting from operations	$177,014	$57,856

(1) See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended January 31, 2020 (Unaudited) and the year ended July 31, 2019

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	2020	2019†	2020	2019
Operations:
Net investment income	$19,590	$24,859	$21,824	$33,403
Net realized gain/(loss) from investments, affiliated investments and futures contracts	3,492	275,548	1,420	(150)
Net realized gain/(loss) on forward foreign currency contracts and foreign currency transactions	6	(110)	1,038	1,701
Net change in unrealized appreciation/(depreciation) on investments, affiliated investments and futures contracts	153,919	(522,297)	34,493	64,812
Net change on accrued foreign capital gains tax on appreciated securities	3	(41)	—	—
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts, foreign currency and translation of other assets and liabilities denominated in foreign currency	4	5	(919)	318
Net increase/(decrease) in net assets resulting from operations	177,014	(222,036)	57,856	100,084
Distributions:	(34,388)	(325,113)	(24,906)	(43,706)
Total distributions	(34,388)	(325,113)	(24,906)	(43,706)
Capital share transactions:(1)
Proceeds from shares issued	129,771	2,752,180	89,242	908,943
Reinvestment of dividends & distributions	34,172	25,028	24,836	43,578
Cost of shares redeemed	(217,132)	(2,282,883)	(99,792)	(260,476)
Net increase/(decrease) in net assets derived from capital share transactions	(53,189)	494,325	14,286	692,045
Net increase/(decrease) in net assets	89,437	(52,824)	47,236	748,423
Net assets:
Beginning of period	2,559,635	2,612,459	1,557,559	809,136
End of period	$2,649,072	$2,559,635	$1,604,795	$1,557,559

† For the period December 19, 2018 through March 24, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(1) See Note 6 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	65

FINANCIAL HIGHLIGHTS

For the six-month period ended January 31, 2020 (Unaudited) and the years ended July 31,

For a share outstanding throughout the years or period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains/(losses) on securities(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover‡
Tactical Offensive Equity Fund#
2020 @	$15.64	$0.12	$0.98	$1.10	$(0.20)	$(0.01)	$(0.21)	$16.53	7.06%	$2,649,072	0.50%	0.50%	0.69%	1.51%	2%
2019	17.35	0.26	0.11 ^	0.37	(0.25)	(1.83)	(2.08)	15.64	4.12	2,559,635	0.50	0.50	0.69	1.58	148
2018	15.74	0.27	1.72	1.99	(0.26)	(0.12)	(0.38)	17.35	12.77	2,612,459	0.50	0.50	0.68	1.64	7
2017	13.59	0.24	2.04	2.28	(0.13)	–	(0.13)	15.74	16.87	2,268,322	0.50	0.50	0.69	1.68	8
2016	13.93	0.20	(0.28)	(0.08)	(0.15)	(0.11)	(0.26)	13.59	(0.42)	1,848,988	0.50	0.50	0.71	1.53	319
2015	14.43	0.20	0.63	0.83	(0.13)	(1.20)	(1.33)	13.93	6.18	1,682,732	0.59	0.59	0.78	1.44	64
Tactical Offensive Fixed Income Fund
2020 @	$10.34	$0.15	$0.24	$0.39	$(0.17)	$–	$(0.17)	$10.56	3.76%	$1,604,795	0.38%	0.38%	0.66%	2.76%	16%
2019	9.99	0.30	0.48	0.78	(0.43)	–	(0.43)	10.34	8.03	1,557,559	0.38	0.38	0.66	2.95	61
2018	10.35	0.27	(0.34)	(0.07)	(0.29)	–	(0.29)	9.99	(0.71)	809,136	0.38	0.38	0.65	2.63	47
2017	10.59	0.26	(0.21)	0.05	(0.29)	–	(0.29)	10.35	0.51	1,323,854	0.38	0.38	0.66	2.52	48
2016	10.19	0.25	0.36	0.61	(0.21)	–	(0.21)	10.59	6.05	1,143,375	0.38	0.38	0.66	2.45	101
2015	10.25	0.22	(0.08)	0.14	(0.20)	–	(0.20)	10.19	1.40	977,138	0.43	0.43	0.68	2.11	257

@ For the six-month period ended January 31, 2020. All ratios for the period have been annualized.

# For the period December 18, 2018 through March 24, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

† Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Effective October 1, 2014, the Funds’ investment strategy was changed from “active” to “passive”. The Funds’ past performance is not necessarily indicative of how the Funds will perform in the future.

^ The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1) Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2020

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds (“ETF”s) that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

During the period December 18, 2018 through March 24, 2019, the Tactical Offensive Equity Fund was not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions,

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2020

broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be

68	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate

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January 31, 2020

obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2020, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2020, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2020.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2020.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time

70	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2020, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2020, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of January 31, 2020.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate

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January 31, 2020

payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of January 31, 2020.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or

72	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2020, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of January 31, 2020.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the

Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. The Funds did not hold any illiquid securities as of January 31, 2020.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay

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January 31, 2020

to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2020.

4. DERIVATIVE TRANSACTIONS

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

74	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments as of January 31, 2020 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Futures	Total	Futures	Total
Tactical Offensive Equity Fund	$—	$—	$432	$432
Total Exchange-Traded or Centrally Cleared	$—	$—	$432	$432

The Tactical Offensive Equity Fund had cash with an aggregate market value of $973 ($ Thousands) pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2020.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2020 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tactical Offensive Fixed Income Fund	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Brown Brothers Harriman	$1	$1	$801	$801	$(800)	$—	$(800)
Total Over the Counter	$1	$1	$801	$801

(1) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of January 31, 2020.

The following table discloses the volume of the Fund’s futures contracts and forward foreign currency contracts activity during the period ended January 31, 2020 ($ Thousands):

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$34,710	$–
Ending Notional Balance Long	21,833	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	21	131,783
Average Notional Balance Short	21	131,867
Ending Notional Balance Long	–	238,268
Ending Notional Balance Short	–	238,631

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5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2020, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Fixed Income Fund	0.15	0.25	0.70	0.38

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Tactical Offensive Equity Fund	0.200%	0.1650%	0.120%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Tactical Offensive Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

76	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

As of January 31, 2020, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds:

Investment Sub-Adviser

Tactical Offensive Equity Fund

SSgA Funds Management, Inc.

Tactical Offensive Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2020.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2020, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2020, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	8/1/2019 to 1/31/2020 (Unaudited)	2019†	8/1/2019 to 1/31/2020 (Unaudited)	2019
Shares Issued	8,088	179,498	8,537	91,060
Shares Issued in Lieu of Dividends and Distributions	2,047	1,609	2,381	4,365
Shares Redeemed	(13,518)	(168,023)	(9,541)	(25,829)
Increase/(Decrease) in capital share transactions	(3,383)	13,084	1,377	69,596

† For the period December 18, 2018 through March 24, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2020

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the period ended January 31, 2020, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$39,196	$39,196
Sales	—	63,082	63,082
Tactical Offensive Fixed Income Fund
Purchases	193,193	70,062	263,255
Sales	182,158	70,340	252,498

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
	2019	$42,874	$282,239	$—	$325,113
	2018	43,107	13,020	—	56,127
Tactical Offensive Fixed Income Fund
	2019	43,706	—	—	43,706
	2018	37,118	—	—	37,118

As of July 31, 2019, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$12,803	$1,794	$—	$52,456	$—	$67,053
Tactical Offensive Fixed Income Fund	5,491	—	(31,748)	44,471	(4,052)	14,162

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tactical Offensive Fixed Income Fund	$8,858	$22,890	$31,748

For Federal income tax purposes, the cost of securities owned at January 31, 2020, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures and forwards contracts, corporate actions, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2020, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$2,422,040	$307,851	$(98,553)	$209,298
Tactical Offensive Fixed Income Fund	1,507,304	89,847	(10,314)	79,533

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

78	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in a Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Funds’ shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Funds and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Funds may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Funds will not be invested pursuant to its investment strategy during such time. When the Funds are required to rapidly liquidate a substantial portion of their portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Funds may be forced to sell securities at below current market values or the Funds’ selling activity may drive down the market value of securities being sold. The Funds may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the

Funds receive a large purchase order as a result of the Adviser Managed Strategy, the Funds may be required to rapidly purchase portfolio securities. This may cause the Funds to incur higher than normal transaction costs or may require the Funds to purchase portfolio securities at above current market values. Further, the Funds’ purchasing activity may drive up the market value of securities being purchased or the Funds may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Funds are not an active component of the Adviser Managed Strategy, the Funds may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of the Funds’ assets among Indexes will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — The Tactical Offensive Fixed Income Fund may invest in fixed income securities rated below investment grade (also known as high yield securities or junk bonds) that involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — The Tactical Offensive Fixed Income Fund may invest in corporate fixed income securities which respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Currency Risk — As a result of the Funds’ investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2020

to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Derivatives Risk — The Funds’ use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The Tactical Offensive Fixed Income Fund may be subject to the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The Tactical Offensive Fixed Income Fund may be subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the Tactical Offensive Equity Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole and the risk that the Tactical Offensive Fixed Income Fund’s investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds’ management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associates with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the

80	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Tactical Offensive Fixed Income Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as re-financings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Tactical Offensive Fixed Income Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk — Due to their investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Tactical Offensive Fixed Income Fund to invest the proceeds at generally lower interest rates.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Tactical Offensive Equity Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Tactical Offensive Equity Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tracking Error Risk — The risk that the Funds’ performance may vary substantially from the performance of the indexes they track as a result of cash flows, fund expenses, imperfect correlation between the Funds’ investments and the indexes’ components and other factors.

U.S. Government Securities Risk — The Tactical Offensive Fixed Income Fund may invest in U.S. Government securities, which are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2020

January 31, 2020, SPTC held of record the following percentage of outstanding shares of each Fund:

Tactical Offensive Equity Fund	93.11%
Tactical Offensive Fixed Income Fund	92.62%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

11. REGULATORY MATTERS

On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2020. However, the following are details relating to subsequent events that have occurred since January 31, 2020.

Pursuant to its Adviser Managed Strategy, the Financial Adviser reallocated all of its clients’ assets from the Tactical Offensive Equity Fund to an affiliated money market fund. The reallocation resulted in a redemption from the Tactical Offensive Equity Fund on March 13, 2020 in the amount of approximately $2.1 billion or approximately 99.99% of its assets.

On March 17, 2019 SIMC began liquidating the portfolio of the Tactical Offensive Fixed Income Fund due to notice that was provided by the Financial Adviser of its intention to redeem its clients from the Fund. As of the date of this report, the portfolio is substantially liquidated, but the redemption request has not been received. Once redeemed, the Fund will no longer be an active part of the Adviser Managed Strategy, and therefore will have minimal assets.

The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, the Trust is unable to determine if it will have a material impact to its operations.

82	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2020

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2019 through January 31, 2020).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,070.60	0.50%	$2.60
Hypothetical 5% Return
Class A	$1,000.00	$1,022.62	0.50%	$2.54

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,055.10	0.38%	$1.94
Hypothetical 5% Return
Class A	$1,000.00	$1,022.91	0.38%	$1.91

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	83

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ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/20)

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Equity Fund is listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Fixed Income Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.9%
Argentina — 0.0%
Banco Macro ADR	2,300	$70
Grupo Financiero Galicia ADR	5,000	72
Telecom Argentina ADR	2,800	32
YPF ADR	4,500	42
		216
		–
Australia — 1.4%
AGL Energy	23,538	314
Alumina Ltd	88,649	129
AMP Ltd	106,355	130
APA Group	42,338	321
Aristocrat Leisure Ltd	20,584	499
ASX Ltd	6,939	398
Aurizon Holdings Ltd	71,554	259
AusNet Services	68,916	82
Australia & New Zealand Banking Group
Ltd	99,961	1,723
Bendigo & Adelaide Bank	19,135	133
BHP Group	103,931	2,741
BlueScope Steel Ltd	19,305	184
Boral Ltd	42,426	141
Brambles Ltd	57,042	482
Caltex Australia Ltd	9,027	208
Challenger Ltd	20,149	121
CIMIC Group Ltd	2,891	57
Coca-Cola Amatil Ltd	16,609	133
Cochlear Ltd	2,073	335
Coles Group Ltd	40,645	450
Commonwealth Bank of Australia	62,631	3,575
Computershare Ltd	17,617	212
Crown Resorts Ltd	11,045	87
CSL	15,999	3,342
Dexus "	39,143	333
Flight Centre Travel Group Ltd	1,386	36
Fortescue Metals Group Ltd	49,759	379
Goodman Group "	58,387	582
GPT Group "	64,852	260
Harvey Norman Holdings Ltd	14,691	42
Incitec Pivot Ltd	48,304	106
Insurance Australia Group	82,760	392
James Hardie Industries PLC	15,944	339
Lendlease Group	20,359	247
Macquarie Group Ltd	11,546	1,119
Magellan Financial Group	4,415	199
Medibank Pvt Ltd	99,142	206
Mirvac Group "	140,280	319
National Australia Bank Ltd	101,693	1,761
Newcrest Mining Ltd	27,481	543
Oil Search Ltd	49,342	239
Orica	13,706	209
Origin Energy Ltd	63,176	347
Qantas Airways	26,049	112
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
QBE Insurance Group Ltd	47,621	$438
Ramsay Health Care	5,482	291
REA Group	1,726	132
Rio Tinto Ltd	13,256	877
Santos Ltd	63,571	370
Scentre Group "	190,321	492
SEEK Ltd	12,047	183
Sonic Healthcare	16,161	343
South32	181,035	320
Stockland "	86,485	285
Suncorp Group Ltd	45,166	389
Sydney Airport	39,844	224
Tabcorp Holdings	72,561	228
Telstra Corp Ltd	149,198	384
TPG Telecom Ltd	9,104	46
Transurban Group	95,529	1,004
Treasury Wine Estates Ltd	25,831	225
Vicinity Centres "	117,385	200
Washington H Soul Pattinson & Co Ltd	3,536	51
Wesfarmers Ltd	40,484	1,225
Westpac Banking	122,922	2,067
WiseTech Global	5,106	86
Woodside Petroleum Ltd	32,705	760
Woolworths Group Ltd	44,941	1,259
WorleyParsons Ltd	9,575	98
		35,803
		–
Austria — 0.0%
ANDRITZ AG	2,662	105
Erste Group Bank AG	10,783	396
OMV	5,298	264
Raiffeisen Bank International AG	5,379	123
Verbund AG	2,472	131
voestalpine AG	4,220	102
		1,121
		–
Belgium — 0.2%
Ageas	6,088	336
Anheuser-Busch InBev SA/NV	26,849	2,036
Colruyt SA	1,632	82
Groupe Bruxelles Lambert SA	2,899	291
KBC Group NV	8,931	656
Proximus SADP	5,502	157
Solvay SA	2,664	276
Telenet Group Holding	1,721	80
Titan Cement International *	1,463	30
UCB SA	4,534	417
Umicore SA	7,100	327
		4,688
		–
Bermuda — 0.0%
Bank of NT Butterfield & Son	1,858	62

–

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Brazil — 0.5%
Ambev SA	203,300	$849
Atacadao	13,700	73
B2W Cia Digital *	9,080	152
B3 SA - Brasil Bolsa Balcao	92,000	1,033
Banco Bradesco SA	56,080	411
Banco BTG Pactual	10,900	190
Banco do Brasil SA	37,500	424
Banco Santander Brasil	19,700	193
BB Seguridade Participacoes SA	30,000	244
BR Malls Participacoes SA	38,900	168
BRF SA *	24,200	173
CCR SA	52,100	221
Centrais Eletricas Brasileiras SA	7,300	67
Cia de Saneamento Basico do Estado de
Sao Paulo	16,400	234
Cia Siderurgica Nacional SA	21,600	66
Cielo	42,300	70
Cogna Educacao	61,200	166
Cosan SA	5,600	105
Embraer *	28,300	120
Energisa	5,900	76
Engie Brasil Energia SA	7,100	86
Equatorial Energia SA	41,500	233
Hapvida Participacoes e Investimentos	6,000	83
Hypera SA	18,800	156
IRB Brasil Resseguros S/A	20,400	211
JBS SA	47,700	308
Klabin SA	34,700	169
Localiza Rent a Car SA	28,665	357
Lojas Renner SA	36,810	496
Magazine Luiza SA	29,104	380
Multiplan Empreendimentos Imobiliarios
SA	9,800	79
Natura & Holding	15,800	174
Notre Dame Intermedica Participacoes	18,716	305
Petrobras Distribuidora	18,900	128
Petroleo Brasileiro SA	127,200	903
Porto Seguro SA	5,300	82
Raia Drogasil SA	10,200	295
Rumo SA *	51,700	280
Sul America SA	8,100	119
Suzano SA	23,300	216
TIM Participacoes SA	29,300	115
Ultrapar Participacoes SA	29,800	176
Vale SA	136,300	1,607
WEG SA	40,200	373
		12,366
		–
Canada — 0.7%
58.com Inc ADR *	4,400	245
Alibaba Group Holding ADR *	71,600	14,792
Atlantic Power *	14,405	34
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
IMAX Corp *	6,419	$106
JD.com Inc ADR *	31,400	1,184
Masonite International *	3,077	231
MDC Partners Inc, Cl A *	8,179	19
Momo Inc ADR	6,900	211
TAL Education Group ADR *	16,400	818
Teekay Corp	9,109	32
Weibo Corp ADR *	1,900	81
		17,753
		–
Chile — 0.1%
Aguas Andinas SA, Cl A	90,490	34
Banco de Chile	1,455,958	143
Banco de Credito e Inversiones SA	2,429	101
Banco Santander Chile	3,150,026	156
Cencosud SA	71,007	88
Cia Cervecerias Unidas	5,115	45
Colbun SA	273,076	40
Empresa Nacional de Telecomunicaciones
SA *	5,226	34
Empresas CMPC SA	55,524	127
Empresas COPEC	18,820	168
Enel Americas SA	1,832,090	361
Enel Chile	970,790	92
Itau CorpBanca	3,821,596	19
Latam Airlines Group	11,568	96
SACI Falabella	36,018	141
		1,645
		–
China — 1.7%
51job Inc ADR *	900	65
AAC Technologies Holdings	31,500	226
Agricultural Bank of China, Cl A	112,300	57
Agricultural Bank of China Ltd, Cl H	1,243,000	483
Aier Eye Hospital Group, Cl A	8,000	46
Air China, Cl H	74,000	61
Aisino, Cl A	8,300	27
Aluminum Corp of China Ltd, Cl H *	174,000	52
Anhui Conch Cement, Cl A	7,400	51
Anhui Gujing Distillery, Cl A	1,600	33
Anhui Kouzi Distillery, Cl A	3,300	24
ANTA Sports Products Ltd	47,000	413
Asymchem Laboratories Tianjin, Cl A	1,300	29
Autohome Inc ADR *	2,600	199
AVIC Jonhon Optronic Technology, Cl A	4,600	25
AviChina Industry & Technology Co Ltd, Cl H	107,000	45
Baidu Inc ADR *	11,900	1,470
Bank of Beijing, Cl A	39,900	31
Bank of Chengdu, Cl A	25,800	32
Bank of China, Cl A	59,600	31
Bank of China Ltd, Cl H	3,361,000	1,312
Bank of Communications, Cl A	38,900	31
Bank of Jiangsu, Cl A	31,700	32
2	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Bank of Nanjing, Cl A	20,400	$24	China National Building Material Co Ltd,
Bank of Ningbo, Cl A	15,400	60	Cl H	190,000	$184
Bank of Shanghai, Cl A	26,500	34	China National Software & Service, Cl A	2,500	26
Baoshan Iron & Steel, Cl A	33,500	26	China Northern Rare Earth Group High-
Baozun Inc ADR *	1,900	57	Tech, Cl A	18,110	26
BBMG Corp, Cl H	139,000	38	China Oilfield Services, Cl H	48,000	70
BeiGene Ltd ADR *	1,300	198	China Pacific Insurance Group, Cl A	10,000	52
Beijing Capital International Airport Co			China Pacific Insurance Group Co Ltd, Cl H	112,200	378
Ltd, Cl H	72,000	58	China Petroleum & Chemical Corp, Cl H	1,132,000	602
Beijing Enlight Media, Cl A	18,000	27	China Railway Construction, Cl H	108,000	106
Beijing Oriental Yuhong Waterproof			China Railway Group, Cl A	34,000	27
Technology, Cl A	7,300	29	China Railway Group Ltd, Cl H	186,000	103
Beijing Shiji Information Technology, Cl A	4,400	24	China Resources Sanjiu Medical &
Beijing Shunxin Agriculture, Cl A	3,400	26	Pharmaceutical, Cl A	6,200	32
Beijing SL Pharmaceutical, Cl A	17,600	36	China Shipbuilding Industry, Cl A	64,100	47
Beijing Tiantan Biological Products, Cl A	10,200	46	China State Construction Engineering, Cl A	84,600	67
Betta Pharmaceuticals, Cl A	2,500	26	China Telecom Corp Ltd, Cl H	652,000	255
BGI Genomics, Cl A	3,700	42	China United Network Communications,
BOE Technology Group, Cl A	57,700	39	Cl A	68,000	55
Caitong Securities, Cl A	18,600	29	China Vanke, Cl A	16,493	69
Centre Testing International Group, Cl A	12,500	29	China Vanke Co Ltd, Cl H	71,000	252
CGN Power Co Ltd, Cl H	523,000	129	China Yangtze Power, Cl A	46,000	114
Changchun High & New Technology			China Zhongwang Holdings Ltd	127,600	43
Industry Group, Cl A	600	43	Chongqing Rural Commercial Bank Co
Changjiang Securities, Cl A	27,800	28	Ltd, Cl H	86,000	40
Chaozhou Three-Circle Group, Cl A	6,600	22	Chongqing Zhifei Biological Products, Cl A	3,600	31
China Cinda Asset Management Co Ltd,			CITIC Securities, Cl A	15,000	52
Cl H	505,000	102	CITIC Securities Co Ltd, Cl H	86,500	169
China CITIC Bank Corp Ltd, Cl H	425,000	223	Contemporary Amperex Technology, Cl A	5,200	98
China Coal Energy Co Ltd, Cl H	35,000	12	COSCO SHIPPING Holdings Co Ltd, Cl H *	88,000	32
China Communications Construction Co			Country Garden Holdings	322,598	414
Ltd, Cl H	187,000	133	CRRC, Cl A	29,000	28
China Communications Services Corp			CRRC Corp Ltd	212,000	141
Ltd, Cl H	82,000	56	CSC Financial, Cl A	8,200	40
China Construction Bank Corp, Cl H	4,092,000	3,136	Daqin Railway, Cl A	65,700	73
China Everbright Bank, Cl A	96,400	56	Datang International Power Generation
China Everbright Bank Co Ltd, Cl H	128,000	52	Co Ltd, Cl H	238,000	42
China Fortune Land Development, Cl A	6,300	24	Dawning Information Industry, Cl A	5,118	31
China Galaxy Securities, Cl H	210,000	105	Dongxing Securities, Cl A	16,500	29
China Greatwall Technology Group, Cl A	11,400	23	East Money Information, Cl A	21,100	46
China International Travel Service, Cl A	5,100	60	ENN Energy Holdings Ltd	34,600	406
China Longyuan Power Group Corp Ltd,			Eve Energy, Cl A	4,500	39
Cl H	110,000	65	Everbright Securities, Cl A	15,900	28
China Lumena New Materials Corp *	1,226,772	–	Fiberhome Telecommunication
China Merchants Bank, Cl A	45,900	244	Technologies, Cl A	6,800	26
China Merchants Bank Co Ltd, Cl H	165,500	808	First Capital Securities, Cl A	23,800	26
China Merchants Energy Shipping, Cl A	29,600	27	Focus Media Information Technology, Cl A	31,700	27
China Merchants Securities, Cl A	18,600	50	Foshan Haitian Flavouring & Food, Cl A	5,300	82
China Merchants Shekou Industrial Zone			Fosun International Ltd	125,500	168
Holdings, Cl A	13,400	35	Founder Securities, Cl A	26,800	31
China Minsheng Banking, Cl A	35,700	31	Foxconn Industrial Internet, Cl A	10,800	31
China Molybdenum, Cl A	37,500	22	G-bits Network Technology Xiamen, Cl A	600	32
			GDS Holdings ADR *	2,600	134
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
GEM, Cl A	41,500	$35
Gemdale, Cl A	14,900	28
Gigadevice Semiconductor Beijing, Cl A	1,000	41
Glodon, Cl A	5,200	30
GoerTek, Cl A	9,800	33
Great Wall Motor Co Ltd, Cl H	107,500	72
Gree Electric Appliances of Zhuhai, Cl A	7,800	72
GRG Banking Equipment, Cl A	21,400	31
Guangdong Haid Group, Cl A	5,400	27
Guangdong HEC Technology Holding, Cl A	20,300	27
Guangzhou Baiyun International Airport,
Cl A	10,000	22
Guangzhou Baiyunshan Pharmaceutical
Holdings, Cl A	5,200	28
Guangzhou Haige Communications Group,
Cl A	25,700	44
Guangzhou Kingmed Diagnostics Group,
Cl A	3,300	24
Guangzhou R&F Properties Co Ltd	35,200	54
Guosen Securities, Cl A	15,000	27
Guotai Junan Securities, Cl A	10,500	27
Haier Smart Home, Cl A	11,600	31
Haitong Securities, Cl A	12,700	27
Hangzhou Hikvision Digital Technology,
Cl A	24,600	128
Hangzhou Robam Appliances, Cl A	5,100	24
Hangzhou Tigermed Consulting, Cl A	3,100	33
Hefei Meiya Optoelectronic Technology,
Cl A	4,600	24
Henan Shuanghui Investment &
Development, Cl A	5,500	23
Hengli Petrochemical, Cl A	21,000	52
Hengtong Optic-electric, Cl A	13,800	33
Hengyi Petrochemical, Cl A	10,500	21
Hithink RoyalFlush Information Network,
Cl A	1,900	30
Huaan Securities, Cl A	29,445	30
Huadian Power International Corp Ltd, Cl H	138,000	46
Hualan Biological Engineering, Cl A	7,600	40
Huaneng Power International Inc, Cl H	214,000	102
Huatai Securities, Cl A	17,100	47
Huaxi Securities, Cl A	20,900	32
Huayu Automotive Systems, Cl A	5,700	22
Huazhu Group Ltd ADR	6,300	217
Hubei Kaile Science & Technology, Cl A	14,400	27
Hundsun Technologies, Cl A	3,100	40
Hytera Communications, Cl A	20,800	25
Iflytek	9,400	48
Industrial & Commercial Bank of China,
Cl A	84,400	70
Industrial & Commercial Bank of China
Ltd, Cl H	2,770,000	1,862
Industrial Bank, Cl A	49,800	134
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrial Securities, Cl A	28,285	$28
Inner Mongolia BaoTou Steel Union, Cl A	138,900	25
Inner Mongolia Yili Industrial Group, Cl A	12,200	54
Inner Mongolia Yitai Coal Co Ltd, Cl B	39,500	31
Inspur Electronic Information Industry, Cl A	5,700	28
iQIYI Inc ADR *	4,300	96
Jafron Biomedical, Cl A	2,191	26
Jiangsu Expressway Co Ltd, Cl H	42,000	52
Jiangsu Hengli Hydraulic, Cl A	3,949	29
Jiangsu Hengrui Medicine, Cl A	11,600	147
Jiangsu King's Luck Brewery JSC, Cl A	5,700	25
Jiangsu Yanghe Brewery Joint-Stock, Cl A	4,000	62
Jiangxi Copper Co Ltd, Cl H	76,000	90
Jiangxi Zhengbang Technology, Cl A	11,400	23
Jinduicheng Molybdenum, Cl A	25,400	27
Jinyu Bio-Technology, Cl A	10,500	31
JOYY ADR *	2,400	145
Kingsoft Corp Ltd	32,000	98
Kweichow Moutai, Cl A	3,200	486
Lens Technology, Cl A	14,200	42
Lepu Medical Technology Beijing, Cl A	5,200	24
Lingyi iTech Guangdong, Cl A *	17,500	33
LONGi Green Energy Technology, Cl A	5,100	21
Luxshare Precision Industry, Cl A	16,000	104
Luzhou Laojiao, Cl A	4,100	49
Mango Excellent Media, Cl A	5,500	37
Meinian Onehealth Healthcare Holdings,
Cl A	11,000	22
Muyuan Foodstuff, Cl A	4,800	57
NanJi E-Commerce, Cl A *	16,800	25
Nanjing King-Friend Biochemical
Pharmaceutical, Cl A	4,200	30
NARI Technology, Cl A	14,400	38
NAURA Technology Group, Cl A	2,300	39
NavInfo, Cl A	12,100	27
NetEase Inc ADR	3,100	994
New Hope Liuhe, Cl A	12,600	33
New Oriental Education & Technology
Group Inc ADR *	6,100	741
Newland Digital Technology, Cl A	11,500	31
Ninestar, Cl A	4,900	28
NIO ADR *	22,700	86
Noah Holdings Ltd ADR *	1,000	34
OFILM Group, Cl A	12,800	33
Orient Securities, Cl A	18,300	27
Pacific Securities, Cl A	54,100	27
Perfect World, Cl A	5,800	40
PetroChina Co Ltd, Cl H	900,000	400
PICC Property & Casualty Co Ltd, Cl H	304,000	328
Pinduoduo Inc ADR *	8,700	306
Ping An Bank, Cl A	43,700	98
4	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Ping An Insurance Group Co of China Ltd,
Cl H	238,000	$2,719
Ping An Insurance Group of China, Cl A	22,359	269
Poly Developments and Holdings Group,
Cl A	26,000	58
Power Construction Corp of China, Cl A	43,700	26
SAIC Motor, Cl A	8,600	28
Sanan Optoelectronics, Cl A	10,500	34
Sangfor Technologies, Cl A	1,400	31
Sany Heavy Industry, Cl A	22,000	51
SDIC Capital, Cl A	14,800	30
Seazen Holdings, Cl A	5,400	26
SF Holding, Cl A	5,400	31
Shandong Gold Mining, Cl A	8,100	38
Shandong Sinocera Functional Material,
Cl A	7,700	27
Shandong Weigao Group Medical Polymer
Co Ltd, Cl H	72,000	86
Shanghai Baosight Software, Cl A	5,200	28
Shanghai Construction Group, Cl A	60,900	30
Shanghai Electric Group Co Ltd, Cl H	216,000	64
Shanghai Fosun Pharmaceutical Group,
Cl A	5,200	20
Shanghai Fosun Pharmaceutical Group Co
Ltd, Cl H	20,500	55
Shanghai International Airport, Cl A	2,300	23
Shanghai Lujiazui Finance & Trade Zone
Development Co Ltd, Cl B	42,100	40
Shanghai M&G Stationery, Cl A	3,600	26
Shanghai Pharmaceuticals Holding Co
Ltd, Cl H	31,400	59
Shanghai Pudong Development Bank, Cl A	69,100	113
Shanxi Meijin Energy, Cl A *	22,700	26
Shanxi Securities, Cl A	23,800	27
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,900	38
Shengyi Technology, Cl A	8,200	29
Shennan Circuits, Cl A	1,100	28
Shenwan Hongyuan Group, Cl A	43,500	30
Shenzhen Goodix Technology, Cl A	1,100	54
Shenzhen Inovance Technology, Cl A	5,700	24
Shenzhen Kangtai Biological Products, Cl A	2,000	29
Shenzhen Mindray Bio-Medical Electronics,
Cl A	900	24
Shenzhen Overseas Chinese Town, Cl A	25,700	26
Shenzhen Sunway Communication, Cl A	4,400	28
Shenzhou International Group Holdings Ltd	33,000	441
Shijiazhuang Yiling Pharmaceutical, Cl A	15,200	36
Shimao Property Holdings Ltd	56,000	183
Sichuan Kelun Pharmaceutical, Cl A	7,400	27
SINA Corp/China *	2,800	108
Sino-Ocean Group Holding Ltd	134,000	49
Sinopec Engineering Group Co Ltd, Cl H	58,500	32
Sinopec Shanghai Petrochemical, Cl A	50,200	28
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Sinopec Shanghai Petrochemical Co Ltd,
Cl H	140,000	$36
Sinopharm Group Co Ltd, Cl H	57,200	188
Sinotrans Ltd, Cl H	143,000	44
SOHO China Ltd	103,500	40
Songcheng Performance Development,
Cl A	6,100	24
SooChow Securities, Cl A	20,400	27
Southwest Securities, Cl A	40,900	30
Sun Art Retail Group Ltd	119,000	142
Suning.com, Cl A	30,400	44
Sunwoda Electronic, Cl A	11,900	42
Suzhou Dongshan Precision
Manufacturing, Cl A	8,800	36
TCL, Cl A	38,100	28
Tencent Holdings	242,600	11,654
Tencent Music Entertainment Group ADR *	4,000	51
Tianjin Zhonghuan Semiconductor, Cl A	16,100	36
Tianma Microelectronics, Cl A	12,000	29
Tingyi Cayman Islands Holding Corp	96,000	163
Tongling Nonferrous Metals Group, Cl A	83,600	27
Tongwei, Cl A	15,000	29
Topchoice Medical, Cl A	1,500	22
TravelSky Technology Ltd, Cl H	32,000	70
Trip.com Group ADR *	18,800	604
Tsingtao Brewery Co Ltd, Cl H	16,000	89
Tunghsu Optoelectronic Technology, Cl A	26,200	12
Unigroup Guoxin Microelectronics, Cl A	3,900	31
Uni-President China Holdings	55,000	56
Unisplendour, Cl A	4,100	20
Venustech Group, Cl A	5,400	31
Vipshop Holdings Ltd ADR *	19,100	243
Walvax Biotechnology, Cl A	5,600	23
Wanhua Chemical Group, Cl A	8,900	67
Want Want China Holdings Ltd	241,000	200
Weichai Power, Cl A	13,500	26
Weichai Power Co Ltd, Cl H	95,000	169
Weihai Guangwei Composites, Cl A	4,513	31
Wens Foodstuffs Group	13,500	64
Will Semiconductor, Cl A	1,800	48
Winning Health Technology Group, Cl A	11,000	25
Wuhan Guide Infrared, Cl A	8,900	40
Wuhu Sanqi Interactive Entertainment
Network Technology Group, Cl A	9,000	42
Wuliangye Yibin, Cl A	10,279	187
WUS Printed Circuit Kunshan, Cl A	7,900	27
WuXi AppTec, Cl A	2,000	28
Xiamen Tungsten, Cl A	14,110	25
Yanzhou Coal Mining Co Ltd, Cl H	64,000	48
Yealink Network Technology, Cl A	3,400	40
Yifeng Pharmacy Chain, Cl A	2,100	25
Yintai Gold, Cl A	15,300	27
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Yonghui Superstores, Cl A	22,900	$25
Yonyou Network Technology, Cl A	10,000	47
Yunda Holding, Cl A	5,700	24
Yunnan Baiyao Group, Cl A	2,900	36
Zhangzhou Pientzehuang Pharmaceutical,
Cl A	1,900	35
Zhejiang Chint Electrics, Cl A	7,402	28
Zhejiang Dahua Technology, Cl A	7,801	23
Zhejiang Huahai Pharmaceutical, Cl A	9,200	23
Zhejiang Longsheng Group, Cl A	13,500	26
Zhejiang NHU, Cl A	7,800	27
Zhejiang Sanhua Intelligent Controls, Cl A	12,200	37
Zhejiang Supor, Cl A	2,300	23
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,101	22
Zhongjin Gold, Cl A	22,700	27
Zhuzhou CRRC Times Electric, Cl H	27,000	91
Zijin Mining Group Co Ltd, Cl H	242,000	106
Zoomlion Heavy Industry Science and
Technology, Cl A	65,400	59
ZTE, Cl A *	7,000	40
ZTE Corp, Cl H	39,200	128
ZTO Express Cayman Inc ADR	13,500	293
		46,249
		–
Colombia — 0.0%
Bancolombia SA	11,402	141
Ecopetrol	208,942	194
Grupo Argos SA/Colombia	7,784	40
Grupo de Inversiones Suramericana SA	11,773	110
Interconexion Electrica SA ESP	22,145	122
		607
		–
Czech Republic — 0.0%
Central European Media Enterprises Ltd,
Cl A *	11,668	52
CEZ AS	6,851	150
Komercni banka as	3,227	111
Moneta Money Bank AS	17,683	65
		378
		–
Denmark — 0.4%
AP Moller - Maersk A/S, Cl A	136	153
AP Moller - Maersk A/S, Cl B	235	282
Carlsberg A/S, Cl B	3,829	560
Chr Hansen Holding A/S	3,779	282
Coloplast A/S, Cl B	4,253	537
Danske Bank A/S	22,026	369
Demant A/S *	3,300	107
DSV PANALPINA	7,622	829
Genmab A/S *	2,253	520
H Lundbeck A/S	2,545	108
ISS	5,703	139
Novo Nordisk A/S, Cl B	62,483	3,822
Novozymes A/S, Cl B	7,361	384
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Orsted A/S	6,767	$739
Pandora A/S	3,349	174
Tryg A/S	3,937	119
Vestas Wind Systems A/S	6,578	656
		9,780
		–
Egypt — 0.0%
Commercial International Bank Egypt SAE	50,000	269
		–
Finland — 0.2%
Elisa OYJ	5,118	308
Fortum OYJ	15,934	386
Kone, Cl B	12,114	782
Metso OYJ	3,814	136
Neste Oyj	15,144	602
Nokia OYJ	201,233	785
Nokian Renkaat	3,641	98
Nordea Bank Abp	1,584	12
Orion Oyj, Cl B	3,778	179
Sampo Oyj, Cl A	15,843	718
Stora Enso OYJ, Cl R	20,945	273
UPM-Kymmene OYJ	19,103	604
Wartsila OYJ Abp	15,972	196
		5,079
		–
France — 2.0%
Accor SA	5,941	244
Aeroports de Paris	1,071	203
Air Liquide	16,665	2,415
Alstom SA	6,486	345
Amundi SA	2,191	178
Arkema SA	2,479	228
Atos SE	3,457	288
AXA SA	68,192	1,820
BioMerieux	1,223	121
BNP Paribas SA	39,642	2,111
Bollore SA	28,890	118
Bouygues SA	8,007	317
Bureau Veritas	10,334	285
Capgemini SE	5,682	707
Carrefour SA	21,706	368
Casino Guichard Perrachon SA	2,021	82
Cie de Saint-Gobain	17,585	667
Cie Generale des Etablissements Michelin
SCA	6,105	710
CNP Assurances	5,012	90
Covivio "	1,647	196
Credit Agricole SA	41,043	556
Danone SA	21,990	1,764
Dassault Aviation SA	74	90
Dassault Systemes SE	4,673	811
Edenred	8,586	464
Eiffage SA	2,817	327
Electricite de France SA	21,626	267
6	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Engie SA	65,218	$1,125
EssilorLuxottica SA	10,053	1,496
Eurazeo SE	1,445	104
Eurofins Scientific	414	223
Eutelsat Communications SA	5,199	78
Faurecia SA	2,259	108
Gecina SA "	1,646	311
Getlink SE	15,825	280
Hermes International	1,132	849
ICADE "	1,006	112
Iliad SA	553	73
Ingenico Group SA	2,192	255
Ipsen	1,362	101
JCDecaux SA	2,301	62
Kering	2,662	1,637
Klepierre SA "	7,350	250
Legrand	9,538	765
L'Oreal SA	8,902	2,485
LVMH Moet Hennessy Louis Vuitton	9,842	4,311
Natixis SA	34,218	145
Orange SA	71,216	1,011
Pernod Ricard SA	7,577	1,314
Peugeot SA	21,051	434
Publicis Groupe	7,372	327
Remy Cointreau SA	684	72
Renault SA	6,887	269
Safran SA	11,507	1,861
Sanofi	40,015	3,856
Sartorius Stedim Biotech	1,001	180
Schneider Electric SE	19,619	1,968
SCOR SE	5,863	250
SEB SA	658	85
Societe Generale SA	27,437	889
Sodexo SA	3,172	332
STMicroelectronics	24,472	686
Suez	12,346	203
Teleperformance	2,070	520
Thales SA	3,816	420
TOTAL SA	85,042	4,160
Ubisoft Entertainment SA *	3,009	229
Valeo	8,641	258
Veolia Environnement SA	19,240	569
Vinci SA	18,135	2,014
Vivendi SA	30,454	836
Wendel SA	814	109
Worldline *	2,962	209
		53,603
		–
Germany — 1.6%
adidas AG	6,357	2,013
Affimed *	8,361	22
Allianz	15,020	3,593
Aroundtown SA	31,063	294
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
BASF	32,376	$2,191
Bayer	32,965	2,669
Bayerische Motoren Werke	11,827	843
Beiersdorf AG	3,611	410
Brenntag AG	5,554	289
Carl Zeiss Meditec	1,458	178
Commerzbank AG	36,029	208
Continental AG	3,935	449
Covestro	6,242	264
Daimler AG	32,434	1,503
Delivery Hero *	4,065	314
Deutsche Bank AG	70,272	645
Deutsche Boerse AG	6,785	1,106
Deutsche Lufthansa AG	8,609	132
Deutsche Post	35,312	1,236
Deutsche Telekom AG	117,223	1,897
Deutsche Wohnen SE	13,027	551
E.ON SE	78,620	892
Evonik Industries AG	6,727	185
Fraport AG Frankfurt Airport Services
Worldwide	1,229	92
Fresenius Medical Care AG & Co KGaA	7,379	570
Fresenius SE & Co KGaA	14,904	762
GEA Group AG	5,552	167
Hannover Rueck SE	2,163	421
HeidelbergCement AG	5,331	362
Henkel AG & Co KGaA	3,728	345
HOCHTIEF AG	735	85
Infineon Technologies	44,523	966
KION Group	1,925	121
Knorr-Bremse	1,745	190
LANXESS AG	2,792	168
Merck KGaA	4,627	594
METRO AG	5,394	75
MTU Aero Engines AG	1,863	566
Muenchener Rueckversicherungs-
Gesellschaft in Muenchen	5,140	1,517
Puma SE	2,995	240
QIAGEN *	8,283	277
RWE AG	19,577	680
SAP SE	34,826	4,547
Siemens	27,068	3,349
Siemens Healthineers AG	5,401	254
Symrise, Cl A	4,607	474
Telefonica Deutschland Holding AG	32,668	99
thyssenkrupp AG	14,593	181
TUI AG	15,970	164
Uniper SE	7,252	238
United Internet AG	3,319	108
Volkswagen AG	1,171	215
Vonovia SE	18,381	1,050
Wirecard	4,196	619
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Zalando *	4,470	$215
		41,595
		–
Greece — 0.0%
Alpha Bank AE *	48,077	97
Costamare Inc	5,782	46
Eurobank Ergasias *	89,848	83
FF Group *	1,785	–
Hellenic Telecommunications Organization	10,186	152
JUMBO SA	4,620	94
Motor Oil Hellas Corinth Refineries SA	2,073	44
National Bank of Greece SA *	18,992	61
OPAP SA	8,163	102
		679
		–
Hong Kong — 1.4%
3SBio Inc *	73,500	94
Agile Group Holdings	64,000	85
AIA Group Ltd	428,000	4,286
Alibaba Health Information Technology
Ltd *	172,000	243
Alibaba Pictures Group Ltd *	690,000	99
Anhui Conch Cement Co Ltd, Cl H	52,000	336
ASM Pacific Technology Ltd	10,100	138
BAIC Motor Corp Ltd, Cl H	60,000	30
Bank of Communications Co Ltd, Cl H	366,000	236
Bank of East Asia	37,400	81
Beijing Enterprises Holdings Ltd	27,500	121
Beijing Enterprises Water Group	220,000	99
BOC Aviation Ltd	8,800	81
BOC Hong Kong Holdings Ltd	132,500	443
Bosideng International Holdings	142,000	47
Brilliance China Automotive Holdings	148,000	133
Budweiser Brewing APAC *	42,600	129
BYD Co Ltd, Cl H	31,000	164
BYD Electronic International Co Ltd	33,000	65
China Agri-Industries Holdings Ltd	100,000	54
China Aoyuan Group	42,000	57
China Conch Venture Holdings Ltd	68,500	306
China Eastern Airlines Corp Ltd, Cl H	118,000	54
China Education Group Holdings	21,000	26
China Everbright International Ltd	180,000	129
China Everbright Ltd	52,000	81
China Evergrande Group	79,000	177
China First Capital Group Ltd *	112,000	4
China Gas Holdings Ltd	83,600	332
China Hongqiao Group Ltd	74,000	37
China Huarong Asset Management, Cl H	523,000	69
China Huishan Dairy Holdings Co Ltd *	228,000	12
China International Capital Corp Ltd, Cl H	66,800	117
China Jinmao Holdings Group Ltd	256,000	173
China Life Insurance, Cl H	315,000	764
China Literature Ltd *	10,800	45
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
China Medical System Holdings Ltd	58,000	$78
China Mengniu Dairy Co Ltd	120,000	445
China Merchants Port Holdings Co Ltd	46,000	71
China Minsheng Banking Corp Ltd, Cl H	336,500	237
China Mobile Ltd	264,000	2,183
China Molybdenum Co Ltd, Cl H	129,000	48
China Overseas Land & Investment Ltd	164,000	533
China Power International Development
Ltd	180,000	35
China Railway Signal & Communication
Corp Ltd, Cl H	50,000	24
China Reinsurance Group, Cl H	364,000	52
China Resources Beer Holdings Co Ltd	64,000	299
China Resources Cement Holdings Ltd	116,000	131
China Resources Gas Group	42,000	222
China Resources Land Ltd	120,000	505
China Resources Pharmaceutical Group Ltd	54,500	46
China Resources Power Holdings Co Ltd	96,000	130
China Shenhua Energy Co Ltd, Cl H	148,000	262
China Southern Airlines Co Ltd, Cl H	62,000	35
China State Construction International
Holdings Ltd	118,000	94
China Taiping Insurance Holdings Co Ltd	77,800	164
China Tower Corp Ltd, Cl H	1,828,000	384
China Traditional Chinese Medicine
Holdings Co Ltd	94,000	44
China Unicom Hong Kong	288,000	243
CIFI Holdings Group Co Ltd	125,979	88
CITIC Ltd	257,000	292
CK Asset Holdings Ltd	92,500	598
CK Hutchison Holdings Ltd	96,500	861
CK Infrastructure Holdings Ltd	24,000	168
CLP Holdings	58,500	611
CNOOC Ltd	769,000	1,175
COSCO SHIPPING Energy Transportation
Co Ltd, Cl H	72,000	32
COSCO SHIPPING Ports Ltd	63,314	45
Country Garden Services Holdings	53,000	173
CSPC Pharmaceutical Group Ltd	204,000	455
Dali Foods Group	102,000	72
Dongfeng Motor Group, Cl H	124,000	94
Far East Horizon Ltd	124,000	110
Fuyao Glass Industry Group Co Ltd, Cl H	28,400	82
Galaxy Entertainment Group Ltd	77,000	511
Geely Automobile Holdings Ltd	215,000	347
Genscript Biotech Corp *	32,000	74
GF Securities Co Ltd, Cl H	57,600	64
GOME Retail Holdings Ltd	658,000	61
Greentown Service Group Co Ltd	70,000	74
Guangdong Investment Ltd	128,000	261
Guangzhou Automobile Group, Cl H	146,000	148
Guotai Junan Securities Co Ltd, Cl H	52,800	85
8	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Haidilao International Holding	16,000	$62
Haier Electronics Group Co Ltd	62,000	188
Haitian International Holdings Ltd	27,000	59
Haitong Securities, Cl H	122,800	120
Hanergy Thin Film Power Group Ltd *	444,000	–
Hang Lung Properties Ltd	73,000	154
Hang Seng Bank Ltd	27,300	556
Henderson Land Development Co Ltd	52,600	238
Hengan International Group Co Ltd	30,000	220
HK Electric Investments & HK Electric
Investments Ltd	80,500	80
HKT Trust & HKT Ltd	136,000	204
Hong Kong & China Gas	362,800	699
Hong Kong Exchanges & Clearing Ltd	42,400	1,413
Hua Hong Semiconductor Ltd	20,000	49
Huaneng Renewables Corp Ltd, Cl H	198,000	81
Huatai Securities Co Ltd, Cl H	81,200	129
Hutchison China MediTech Ltd ADR *	2,700	66
Innovent Biologics *	17,000	66
Kaisa Group Holdings Ltd	100,000	42
Kerry Properties Ltd	20,000	56
Kingboard Holdings Ltd	26,500	71
Kingboard Laminates Holdings Ltd	43,000	45
Kingdee International Software Group
Co Ltd	115,000	125
Kunlun Energy Co Ltd	160,000	125
KWG Group Holdings	61,500	81
Lee & Man Paper Manufacturing Ltd	69,000	48
Legend Holdings Corp, Cl H	19,200	36
Lenovo Group Ltd	342,000	226
Li Ning	88,500	263
Link "	75,500	768
Logan Property Holdings Co Ltd	48,000	73
Longfor Group Holdings Ltd	78,000	333
Luye Pharma Group Ltd	46,500	30
Meituan Dianping, Cl B *	44,700	572
Melco Resorts & Entertainment ADR	6,700	135
Metallurgical Corp of China Ltd, Cl H	277,000	54
MTR Corp Ltd	55,000	311
New China Life Insurance Co Ltd, Cl H	40,100	152
New World Development	220,000	278
Nexteer Automotive Group Ltd	38,000	28
Nine Dragons Paper Holdings Ltd	70,000	67
NWS Holdings Ltd	46,000	60
PCCW Ltd	130,000	77
People's Insurance Co Group of China Ltd/
The, Cl H	406,000	146
Ping An Healthcare and Technology *	3,600	31
Postal Savings Bank of China Co Ltd, Cl H	380,000	237
Power Assets Holdings	49,500	359
Sands China Ltd	86,800	425
Seazen Group	62,000	63
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Semiconductor Manufacturing
International Corp *	129,500	$238
Shanghai Industrial Holdings Ltd	21,000	37
Shenzhen International Holdings Ltd	34,669	70
Shenzhen Investment Ltd	159,547	55
Shui On Land Ltd	153,000	31
Sino Biopharmaceutical Ltd	312,000	419
Sino Land Co Ltd	110,000	151
Sinotruk Hong Kong Ltd	31,000	54
SJM Holdings Ltd	73,000	82
SSY Group Ltd	60,000	55
Sun Hung Kai Properties Ltd	57,000	802
Sunac China Holdings Ltd	107,000	524
Sunny Optical Technology Group Co Ltd	31,100	507
Swire Pacific Ltd, Cl A	18,000	160
Swire Properties Ltd	42,200	132
Techtronic Industries Co Ltd	49,000	397
Towngas China	78,630	49
Vitasoy International Holdings	22,000	80
WH Group Ltd	342,000	329
Wharf Holdings Ltd/The	40,000	100
Wharf Real Estate Investment Co Ltd	44,000	229
Wheelock & Co Ltd	30,000	184
WuXi AppTec, Cl H	6,160	75
Wuxi Biologics Cayman Inc *	23,500	301
Wynn Macau Ltd	46,000	97
Xiaomi Corp, Cl B *	345,600	513
Xinjiang Goldwind Science & Technology
Co Ltd, Cl H	49,600	53
Xinyi Solar Holdings	162,730	115
Yihai International Holding	21,000	119
Yue Yuen Industrial Holdings Ltd	27,000	75
Yuexiu Property Co Ltd	242,000	49
Yuzhou Properties Co Ltd	126,240	59
Zhaojin Mining Industry Co Ltd	54,500	62
Zhejiang Expressway, Cl H	56,000	46
ZhongAn Online P&C Insurance Co Ltd,
Cl H *	13,900	45
Zhongsheng Group Holdings Ltd	23,500	87
		38,175
		–
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	19,643	166
OTP Bank Nyrt	10,422	483
Richter Gedeon Nyrt	4,837	104
		753
		–
India — 0.8%
Adani Ports & Special Economic Zone	29,623	153
Ambuja Cements Ltd	20,614	59
Ashok Leyland Ltd	63,407	73
Asian Paints Ltd	13,628	343
Aurobindo Pharma Ltd	9,124	62
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Avenue Supermarts Ltd, Cl A *	4,319	$129
Axis Bank Ltd	87,114	890
Bajaj Auto	4,097	183
Bajaj Finance	8,081	494
Bajaj Finserv Ltd	1,830	242
Bandhan Bank	10,000	63
Bharat Forge Ltd	11,440	79
Bharat Petroleum	31,676	203
Bharti Airtel Ltd *	87,787	611
Bharti Infratel	10,210	36
Bosch Ltd	300	58
Britannia Industries Ltd	1,996	90
Cipla Ltd/India	11,989	75
Coal India Ltd	59,049	150
Container Corp Of India Ltd	10,406	83
Dabur India Ltd	26,195	182
Divi's Laboratories Ltd	2,756	75
Dr Reddy's Laboratories Ltd	5,514	241
Eicher Motors Ltd	648	184
GAIL India Ltd	76,924	130
Godrej Consumer Products Ltd	17,463	165
Grasim Industries Ltd	14,348	157
Havells India Ltd	12,402	105
HCL Technologies	50,628	420
HDFC Life Insurance	18,268	153
Hero MotoCorp Ltd	3,065	107
Hindalco Industries Ltd	57,290	152
Hindustan Petroleum Corp Ltd	21,093	69
Hindustan Unilever Ltd	27,528	785
Housing Development Finance Corp Ltd	69,765	2,360
ICICI Bank Ltd	189,812	1,398
ICICI Lombard General Insurance	4,716	87
Indian Oil Corp Ltd	90,660	144
Info Edge India	661	26
Infosys	144,524	1,572
InterGlobe Aviation Ltd	3,193	62
ITC Ltd	158,175	521
JSW Steel Ltd	41,531	146
Larsen & Toubro	22,127	425
LIC Housing Finance Ltd	10,304	63
Lupin	7,672	77
Mahindra & Mahindra Financial Services
Ltd	15,887	82
Mahindra & Mahindra Ltd	35,112	279
Marico Ltd	15,635	69
Maruti Suzuki India Ltd	4,485	435
Motherson Sumi Systems Ltd	60,590	114
Nestle India Ltd	1,120	241
NTPC	113,708	180
Oil & Natural Gas Corp Ltd	118,856	181
Page Industries Ltd	189	65
Petronet LNG Ltd	20,763	78
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Pidilite Industries Ltd	7,017	$149
Piramal Enterprises Ltd	4,065	88
Power Grid Corp of India Ltd	77,679	203
REC Ltd	36,763	74
Reliance Industries	121,445	2,403
SBI Life Insurance	11,063	154
Shree Cement Ltd	289	93
Shriram Transport Finance Co Ltd	8,382	120
State Bank of India	83,216	371
Sun Pharmaceutical Industries Ltd	40,243	245
Tata Consultancy Services Ltd	38,205	1,113
Tata Motors Ltd	77,324	191
Tata Power Co Ltd/The	35,868	29
Tech Mahindra Ltd	22,502	251
Titan	14,718	245
UltraTech Cement Ltd	4,536	281
United Spirits *	16,756	145
UPL Ltd	25,528	188
Vedanta Ltd	89,100	172
Wipro Ltd	55,342	184
Zee Entertainment Enterprises Ltd	22,387	84
		22,389
		–
Indonesia — 0.2%
Adaro Energy Tbk PT	788,200	71
Astra International Tbk PT	884,500	411
Bank Central Asia	417,500	990
Bank Mandiri Persero	865,800	479
Bank Negara Indonesia Persero Tbk PT	356,900	188
Bank Rakyat Indonesia Persero Tbk PT	2,550,100	833
Bank Tabungan Negara Persero	101,400	14
Barito Pacific *	923,500	88
Bukit Asam Tbk PT	66,900	11
Bumi Serpong Damai *	182,900	15
Charoen Pokphand Indonesia Tbk PT	255,400	124
Gudang Garam Tbk PT	16,600	68
Hanjaya Mandala Sampoerna Tbk PT	322,000	49
Indah Kiat Pulp & Paper	145,100	72
Indocement Tunggal Prakarsa Tbk PT	63,700	77
Indofood CBP Sukses Makmur Tbk PT	80,700	67
Indofood Sukses Makmur	151,900	87
Jasa Marga Persero Tbk PT	47,900	16
Kalbe Farma Tbk PT	729,900	76
Pabrik Kertas Tjiwi Kimia Tbk PT	59,800	40
Pakuwon Jati Tbk PT	384,700	15
Perusahaan Gas Negara Persero Tbk	578,200	72
Semen Indonesia Persero Tbk PT	102,600	90
Telekomunikasi Indonesia Persero Tbk PT	2,281,900	635
Unilever Indonesia Tbk PT	364,000	212
United Tractors Tbk PT	82,300	116
		4,916

–

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Ireland — 0.6%
Accenture PLC, Cl A	34,800	$7,141
AIB Group PLC	29,613	87
Alkermes PLC *	8,400	146
Ardmore Shipping Corp *	4,457	27
Bank of Ireland Group PLC	35,050	172
CRH PLC	27,975	1,052
Eaton Corp PLC	22,500	2,126
Endo International PLC *	27,329	155
Experian PLC	32,497	1,130
Ingersoll-Rand PLC	13,400	1,785
Jazz Pharmaceuticals PLC *	3,200	459
Kerry Group PLC, Cl A	5,672	725
Mallinckrodt *	10,514	48
Paddy Power Betfair PLC	2,827	321
Pentair PLC	8,500	365
Perrigo	7,000	399
Prothena Corp PLC *	4,757	58
Smurfit Kappa Group	8,116	281
		16,477
		–
Israel — 0.1%
Azrieli Group	1,550	115
Bank Hapoalim BM	40,719	351
Bank Leumi Le-Israel	53,557	387
Check Point Software Technologies *	4,200	480
Elbit Systems Ltd	853	131
Israel Chemicals Ltd	20,565	87
Israel Discount Bank, Cl A	42,077	192
Mizrahi Tefahot Bank Ltd	5,098	140
Nice Ltd *	2,222	385
Stratasys Ltd *	6,363	114
Teva Pharmaceutical Industries ADR *	39,100	407
Wix.com Ltd *	1,700	243
		3,032
		–
Italy — 0.5%
Assicurazioni Generali SpA	39,155	764
Atlantia SpA	17,739	436
CNH Industrial NV	36,408	348
Davide Campari-Milano SpA	20,938	203
Enel SpA	286,754	2,496
Eni SpA	90,764	1,273
EXOR NV	3,899	288
Ferrari	4,213	712
Fiat Chrysler Automobiles	38,841	505
FinecoBank Banca Fineco	20,620	242
Intesa Sanpaolo SpA	531,256	1,322
Leonardo SpA	14,615	181
Mediobanca Banca di Credito Finanziario	22,365	223
Moncler SpA	6,438	278
Pirelli & C	14,656	71
Poste Italiane	18,842	216
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Prysmian SpA	8,720	$194
Recordati SpA	3,784	162
Snam SpA	69,740	374
Telecom Italia *	308,562	166
Telecom Italia SpA/Milano	219,453	116
Terna Rete Elettrica Nazionale	50,483	352
UniCredit SpA	71,697	960
		11,882
		–
Japan — 4.8%
ABC-Mart Inc	1,000	65
Acom	10,900	52
Advantest	7,200	390
Aeon Co Ltd	23,400	486
AEON Financial Service Co Ltd	4,200	67
Aeon Mall Co Ltd	2,600	44
AGC Inc/Japan	6,600	229
Air Water Inc	5,500	77
Aisin Seiki Co Ltd	5,800	198
Ajinomoto Co Inc	15,800	263
Alfresa Holdings Corp	6,800	140
Alps Alpine Co Ltd	6,800	126
Amada Holdings	10,600	114
ANA Holdings Inc	3,700	117
Aozora Bank	3,600	98
Asahi Group Holdings	13,000	610
Asahi Intecc Co Ltd	7,000	197
Asahi Kasei	45,200	475
Astellas Pharma Inc	67,200	1,209
Bandai Namco Holdings Inc	7,200	424
Bank of Kyoto Ltd/The	2,000	82
Benesse Holdings	2,100	58
Bridgestone Corp	20,400	734
Brother Industries Ltd	7,300	146
Calbee	3,000	99
Canon Inc	35,700	951
Casio Computer Co Ltd	7,100	134
Central Japan Railway Co	5,100	1,016
Chiba Bank Ltd/The	18,100	101
Chubu Electric Power Co Inc	23,100	317
Chugai Pharmaceutical Co Ltd	8,000	831
Chugoku Electric Power Co Inc/The	9,100	121
Coca-Cola Bottlers Japan Holdings Inc	4,500	120
Concordia Financial Group Ltd	34,500	133
Credit Saison Co Ltd	4,800	79
CyberAgent	3,700	151
Dai Nippon Printing	8,800	247
Daicel Corp	9,600	93
Daifuku Co Ltd	3,700	230
Dai-ichi Life Holdings Inc	38,600	590
Daiichi Sankyo Co Ltd	20,200	1,387
Daikin Industries Ltd	8,900	1,284
Daito Trust Construction Co Ltd	2,600	310
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Daiwa House Industry	20,300	$648
Daiwa House Investment Corp, Cl A "	67	179
Daiwa Securities Group	55,000	284
Denso Corp	15,500	650
Dentsu Group	7,800	263
Disco Corp	900	215
East Japan Railway Co	10,600	949
Eisai Co Ltd	9,000	692
Electric Power Development Co Ltd	4,400	101
FamilyMart	9,100	202
FANUC	6,900	1,294
Fast Retailing	2,000	1,095
Fuji Electric Co Ltd	4,600	140
FUJIFILM Holdings Corp	12,900	653
Fujitsu Ltd	7,000	750
Fukuoka Financial Group Inc	5,100	91
GMO Payment Gateway	1,200	79
Hakuhodo DY Holdings Inc	7,500	109
Hamamatsu Photonics KK	5,100	221
Hankyu Hanshin Holdings Inc	8,200	338
Hikari Tsushin Inc	700	174
Hino Motors Ltd	10,500	100
Hirose Electric	1,200	152
Hisamitsu Pharmaceutical Co Inc	1,900	98
Hitachi Chemical Co Ltd	3,100	131
Hitachi Construction Machinery Co Ltd	3,900	108
Hitachi High-Technologies	2,100	153
Hitachi Ltd	34,500	1,346
Hitachi Metals Ltd	7,900	124
Honda Motor Co Ltd	57,200	1,494
Hoshizaki	1,800	168
Hoya	13,600	1,330
Hulic Co Ltd	9,800	121
Idemitsu Kosan	7,056	180
IHI Corp	4,400	107
Iida Group Holdings Co Ltd	5,400	93
Inpex	36,700	349
Isetan Mitsukoshi Holdings Ltd	10,100	80
Isuzu Motors Ltd	19,900	201
ITOCHU Corp	48,100	1,140
Itochu Techno-Solutions	2,900	87
J Front Retailing Co Ltd	8,400	103
Japan Airlines	4,500	128
Japan Airport Terminal Co Ltd	1,900	90
Japan Exchange Group Inc	18,300	335
Japan Post Bank Co Ltd	14,700	138
Japan Post Holdings Co Ltd	56,300	517
Japan Post Insurance	8,000	137
Japan Prime Realty Investment Corp "	24	111
Japan Real Estate Investment "	47	343
Japan Retail Fund Investment Corp "	94	201
Japan Tobacco Inc	42,800	915
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
JFE Holdings Inc	17,700	$215
JGC Holdings	6,300	93
JSR	5,800	106
JTEKT Corp	7,500	82
JXTG Holdings Inc	109,000	471
Kajima Corp	16,200	210
Kakaku.com	4,100	109
Kamigumi Co Ltd	3,900	84
Kansai Electric Power Co Inc/The	25,300	287
Kansai Paint Co Ltd	5,800	142
Kao	17,000	1,377
Kawasaki Heavy Industries Ltd	4,200	85
KDDI Corp	62,300	1,880
Keihan Holdings Co Ltd	3,500	160
Keikyu Corp	7,200	135
Keio Corp	3,700	214
Keisei Electric Railway Co Ltd	4,700	172
Keyence Corp	6,400	2,207
Kikkoman Corp	5,200	258
Kintetsu Group Holdings Co Ltd	6,200	330
Kirin Holdings Co Ltd	29,400	654
Kobayashi Pharmaceutical Co Ltd	1,800	148
Koito Manufacturing Co Ltd	3,800	169
Komatsu Ltd	33,000	751
Konami Holdings Corp	3,400	133
Konica Minolta Inc	16,400	103
Kose Corp	1,200	163
Kubota	37,500	602
Kuraray Co Ltd	10,300	127
Kurita Water Industries Ltd	3,600	107
Kyocera Corp	11,500	772
Kyowa Hakko Kirin Co Ltd	8,800	210
Kyushu Electric Power Co Inc	12,000	100
Kyushu Railway Co	5,800	192
Lawson Inc	1,800	105
LINE Corp *	1,900	94
Lion Corp	8,100	156
LIXIL Group Corp	8,700	147
M3 Inc	15,100	449
Makita Corp	8,100	318
Marubeni Corp	56,100	412
Marui Group	6,900	162
Maruichi Steel Tube Ltd	1,400	39
Mazda Motor	20,500	177
McDonald's Holdings Co Japan Ltd	2,000	96
Mebuki Financial Group Inc	32,500	73
Medipal Holdings Corp	6,600	142
MEIJI Holdings Co Ltd	4,100	292
Mercari *	2,300	41
MINEBEA MITSUMI Inc	13,100	264
MISUMI Group	10,200	261
Mitsubishi Chemical Holdings Corp	46,000	339
12	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Mitsubishi Corp	48,200	$1,255	Olympus Corp	41,700	$687
Mitsubishi Electric Corp	65,200	929	Omron Corp	6,900	408
Mitsubishi Estate Co Ltd	42,200	838	Ono Pharmaceutical Co Ltd	13,700	321
Mitsubishi Gas Chemical	6,000	94	Oracle Corp Japan	1,400	123
Mitsubishi Heavy Industries Ltd	11,500	427	Oriental Land Co Ltd/Japan	7,100	934
Mitsubishi Materials Corp	3,200	82	ORIX	47,300	811
Mitsubishi Motors Corp	20,000	76	Orix JREIT "	94	199
Mitsubishi UFJ Financial Group Inc	433,600	2,274	Osaka Gas Co Ltd	13,500	231
Mitsubishi UFJ Lease & Finance Co Ltd	12,400	79	Otsuka Corp	3,800	151
Mitsui & Co Ltd	59,100	1,069	Otsuka Holdings	14,000	635
Mitsui Chemicals Inc	6,700	152	Pan Pacific International Holdings Corp	16,000	261
Mitsui Fudosan Co Ltd	31,900	857	Panasonic Corp	78,900	802
Mitsui OSK Lines Ltd	3,500	87	Park24 Co Ltd	4,200	107
Mizuho Financial Group Inc	861,000	1,291	PeptiDream *	3,400	164
MonotaRO Co Ltd	3,800	94	Persol Holdings Co Ltd	5,600	103
MS&AD Insurance Group Holdings Inc	17,000	574	Pigeon	4,200	152
Murata Manufacturing Co Ltd	20,500	1,197	Pola Orbis Holdings Inc	2,800	62
Nabtesco Corp	3,400	101	Rakuten Inc	30,900	244
Nagoya Railroad Co Ltd	6,600	196	Recruit Holdings Co Ltd	48,300	1,918
NEC Corp	8,900	404	Renesas Electronics Corp *	27,300	179
Nexon Co Ltd	17,700	242	Resona Holdings Inc	75,100	316
NGK Insulators Ltd	8,500	146	Ricoh Co Ltd	24,100	280
NGK Spark Plug Co Ltd	4,700	84	Rinnai Corp	1,200	87
NH Foods Ltd	3,100	138	Rohm Co Ltd	3,400	252
Nidec	8,000	1,036	Ryohin Keikaku	9,000	153
Nikon Corp	11,600	143	Sankyo Co Ltd	1,100	37
Nintendo Co Ltd	3,900	1,467	Santen Pharmaceutical Co Ltd	13,200	250
Nippon Building Fund "	48	389	SBI Holdings Inc/Japan	8,500	202
Nippon Express Co Ltd	2,900	154	Secom	7,500	672
Nippon Paint Holdings Co Ltd	5,300	258	Sega Sammy Holdings	6,400	88
Nippon Prologis Inc "	72	207	Seibu Holdings Inc	7,500	118
Nippon Shinyaku	1,600	144	Seiko Epson Corp	10,100	151
Nippon Steel Corp	28,900	409	Sekisui Chemical Co Ltd	13,300	226
Nippon Telegraph & Telephone Corp	46,000	1,183	Sekisui House	22,300	486
Nippon Yusen	5,600	92	Seven & i Holdings Co Ltd	26,900	1,047
Nissan Chemical	4,600	195	Seven Bank Ltd	15,300	46
Nissan Motor Co Ltd	83,000	459	SG Holdings Co Ltd	5,200	112
Nisshin Seifun Group Inc	7,200	125	Sharp Corp/Japan	7,800	110
Nissin Foods Holdings Co Ltd	2,300	175	Shimadzu Corp	8,000	230
Nitori Holdings Co Ltd	2,900	454	Shimamura Co Ltd	600	46
Nitto Denko Corp	5,600	320	Shimano Inc	2,700	420
Nomura Holdings Inc	118,900	621	Shimizu Corp	21,400	224
Nomura Real Estate Holdings Inc	3,800	95	Shin-Etsu Chemical	12,800	1,502
Nomura Real Estate Master Fund "	140	246	Shinsei Bank Ltd	5,700	89
Nomura Research Institute Ltd	12,300	275	Shionogi & Co Ltd	9,600	581
NSK Ltd	10,700	92	Shiseido Co Ltd	14,300	935
NTT Data	22,700	326	Shizuoka Bank Ltd/The	16,800	120
NTT DOCOMO Inc	47,600	1,364	Showa Denko KK	4,300	106
Obayashi Corp	23,400	262	SMC Corp/Japan	2,000	890
Obic Co Ltd	2,300	318	Softbank Corp	59,900	827
Odakyu Electric Railway Co Ltd	10,600	238	SoftBank Group Corp	55,300	2,308
Oji Holdings Corp	31,100	162	Sohgo Security Services Co Ltd	2,300	121
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Sompo Holdings Inc	12,000	$458
Sony Corp	44,900	3,197
Sony Financial Holdings	5,500	129
Square Enix Holdings	3,300	164
Stanley Electric Co Ltd	3,900	103
Subaru Corp	22,000	560
SUMCO Corp	8,000	128
Sumitomo Chemical Co Ltd	53,600	233
Sumitomo Corp	42,500	642
Sumitomo Dainippon Pharma	4,700	82
Sumitomo Electric Industries	27,100	370
Sumitomo Heavy Industries Ltd	3,300	89
Sumitomo Metal Mining Co Ltd	8,400	245
Sumitomo Mitsui Financial Group Inc	47,400	1,699
Sumitomo Mitsui Trust Holdings Inc	11,900	448
Sumitomo Realty & Development	11,900	445
Sumitomo Rubber Industries Ltd	6,300	71
Sundrug Co Ltd	2,200	76
Suntory Beverage & Food Ltd	5,000	214
Suzuken	2,600	102
Suzuki Motor Corp	13,200	613
Sysmex Corp	6,000	437
T&D Holdings	20,100	221
Taiheiyo Cement Corp	3,800	105
Taisei	7,300	297
Taisho Pharmaceutical Holdings	1,100	79
Taiyo Nippon Sanso	4,700	105
Takeda Pharmaceutical Co Ltd	53,000	2,067
TDK Corp	4,600	504
Teijin Ltd	5,300	97
Terumo Corp	23,100	849
THK Co Ltd	3,700	96
Tobu Railway Co Ltd	6,900	246
Toho Co Ltd/Tokyo	4,100	153
Toho Gas Co Ltd	2,200	86
Tohoku Electric Power Co Inc	15,500	147
Tokio Marine Holdings Inc	22,500	1,242
Tokyo Century Corp	1,300	68
Tokyo Electric Power Holdings *	54,900	220
Tokyo Electron Ltd	5,600	1,266
Tokyo Gas	13,800	307
Tokyu Corp	17,900	319
Tokyu Fudosan Holdings	20,200	145
Toppan Printing Co Ltd	9,800	199
Toray Industries Inc	49,700	333
Toshiba	17,700	572
Tosoh Corp	7,700	112
TOTO Ltd	5,100	213
Toyo Seikan Group Holdings Ltd	4,500	78
Toyo Suisan Kaisha Ltd	2,900	123
Toyoda Gosei Co Ltd	1,700	40
Toyota Industries Corp	5,300	293
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Toyota Motor Corp	81,000	$5,719
Toyota Tsusho Corp	7,600	269
Trend Micro Inc/Japan	4,600	244
Tsuruha Holdings Inc	1,400	173
Unicharm Corp	14,500	505
United Urban Investment Corp "	105	188
USS Co Ltd	7,900	146
Welcia Holdings	1,500	83
West Japan Railway Co	5,900	505
Yakult Honsha Co Ltd	4,300	220
Yamada Denki Co Ltd	18,800	96
Yamaha	5,200	272
Yamaha Motor Co Ltd	10,100	192
Yamato Holdings Co Ltd	11,100	182
Yamazaki Baking Co Ltd	3,600	69
Yaskawa Electric Corp	8,600	307
Yokogawa Electric Corp	8,300	148
Yokohama Rubber Co Ltd/The	4,400	77
Z Holdings	90,600	366
ZOZO Inc	3,000	50
		127,034
		–
Luxembourg — 0.0%
Altisource Portfolio Solutions SA *	637	12
SES, Cl A	13,128	161
Tenaris SA	17,018	176
Trinseo SA	4,771	137
		486
		–
Malaysia — 0.2%
AirAsia Group Bhd	38,600	13
AMMB Holdings	56,400	51
Axiata Group Bhd	134,881	142
British American Tobacco Malaysia Bhd	4,900	14
CIMB Group Holdings Bhd	232,778	280
Dialog Group Bhd	181,500	145
DiGi.Com Bhd	150,900	156
Fraser & Neave Holdings Bhd	11,100	89
Gamuda Bhd	47,800	45
Genting Bhd	104,100	140
Genting Malaysia Bhd	102,700	76
Genting Plantations Bhd	4,900	13
HAP Seng Consolidated Bhd	26,300	62
Hartalega Holdings Bhd	51,900	75
Hong Leong Bank Bhd	32,100	125
Hong Leong Financial Group Bhd	6,300	25
IHH Healthcare Bhd	108,200	150
IJM	92,800	48
IOI Corp Bhd	65,200	72
Kuala Lumpur Kepong Bhd	14,800	82
Malayan Banking Bhd	180,518	371
Malaysia Airports Holdings Bhd	34,400	57
Maxis Bhd	115,100	149
14	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
MISC Bhd	38,600	$72
Nestle Malaysia Bhd	2,400	85
Petronas Chemicals Group Bhd	120,800	182
Petronas Dagangan Bhd	8,600	47
Petronas Gas	32,100	125
PPB Group Bhd	19,700	90
Press Metal Aluminium Holdings Bhd	47,200	56
Public Bank Bhd	142,600	647
QL Resources	22,100	45
RHB Bank Bhd	34,100	47
Sime Darby Bhd	92,500	49
Sime Darby Plantation Bhd	71,500	88
Telekom Malaysia Bhd	28,200	27
Tenaga Nasional Bhd	145,300	442
Top Glove Corp Bhd	53,200	76
Westports Holdings Bhd	23,700	23
YTL	269,700	59
		4,540
		–
Mexico — 0.2%
Alfa SAB de CV, Cl A	149,700	112
Alsea SAB de CV *	18,500	45
America Movil SAB de CV	1,456,200	1,203
Arca Continental SAB de CV	15,300	87
Cemex SAB de CV	645,800	259
Coca-Cola Femsa SAB de CV	25,700	157
El Puerto de Liverpool SAB de CV	6,400	34
Fibra Uno Administracion SA de CV "	136,300	224
Fomento Economico Mexicano SAB de CV	82,700	745
Gruma SAB de CV, Cl B	7,315	78
Grupo Aeroportuario del Pacifico SAB de
CV, Cl B	15,200	188
Grupo Aeroportuario del Sureste SAB de
CV, Cl B	8,840	170
Grupo Bimbo SAB de CV, Ser A	66,000	118
Grupo Carso SAB de CV	15,500	56
Grupo Financiero Banorte SAB de CV, Cl O	112,800	694
Grupo Financiero Inbursa SAB de CV, Cl O	113,600	129
Grupo Mexico SAB de CV	153,900	409
Grupo Televisa SAB	104,200	231
Industrias Penoles SAB de CV	4,735	49
Infraestructura Energetica Nova SAB de CV	18,600	87
Kimberly-Clark de Mexico SAB de CV, Cl A	75,300	156
Megacable Holdings	10,200	38
Orbia Advance	36,300	86
Promotora y Operadora de Infraestructura
SAB de CV	7,890	85
Wal-Mart de Mexico SAB de CV	222,800	651
		6,091
		–
Netherlands — 1.2%
ABN AMRO Group NV	15,180	265
Adyen NV *	372	343
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Aegon NV	60,465	$246
AerCap Holdings NV *	4,200	238
Airbus SE	20,575	3,038
Akzo Nobel NV	8,139	769
Altice Europe, Cl A *	24,062	155
ArcelorMittal	23,802	352
ASML Holding NV	15,070	4,246
Coca-Cola European Partners	3,301	176
Frank's International *	13,792	48
Galapagos *	1,546	346
Heineken	9,255	1,008
Heineken Holding NV	4,128	407
ING Groep NV	138,832	1,512
Koninklijke Ahold Delhaize	42,268	1,040
Koninklijke DSM NV	6,317	772
Koninklijke KPN NV	128,014	359
Koninklijke Philips NV	31,884	1,463
Koninklijke Vopak NV	2,559	137
NN Group NV	10,543	367
NXP Semiconductors NV	9,800	1,243
Prosus *	17,316	1,252
Randstad NV	4,288	247
Royal Dutch Shell, Cl A	151,589	3,985
Royal Dutch Shell PLC, Cl B	132,300	3,488
Unibail-Rodamco-Westfield "	4,942	672
Unilever	51,954	3,034
Wolters Kluwer NV	9,997	753
		31,961
		–
New Zealand — 0.1%
a2 Milk Co Ltd *	26,384	256
Auckland International Airport Ltd	35,347	198
Fisher & Paykel Healthcare Corp Ltd	20,677	312
Fletcher Building Ltd	31,089	112
Mercury NZ	24,290	82
Meridian Energy Ltd	46,460	161
Ryman Healthcare Ltd	14,569	155
Spark New Zealand Ltd	66,364	200
		1,476
		–
Norway — 0.1%
Aker BP ASA	3,940	112
DNB ASA	33,086	581
Equinor	35,802	649
Gjensidige Forsikring ASA	7,246	158
Mowi ASA	15,727	376
Nordic American Tankers	16,701	56
Norsk Hydro ASA	48,602	153
Orkla ASA	27,501	265
Schibsted ASA, Cl B	3,589	102
Telenor ASA	24,825	450
Yara International ASA	6,377	232
		3,134

–

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, Cl E	3,958	$80
Copa Holdings SA, Cl A	1,700	166
		246
		–
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	9,200	119
Credicorp Ltd	2,900	599
		718
		–
Philippines — 0.1%
Aboitiz Equity Ventures	68,200	66
Aboitiz Power Corp	37,100	24
Ayala Corp	13,540	194
Ayala Land Inc	345,550	283
Bank of the Philippine Islands	23,310	38
BDO Unibank Inc	93,560	272
Globe Telecom	1,785	66
GT Capital Holdings Inc	5,130	68
International Container Terminal Services
Inc	49,820	127
JG Summit Holdings Inc	139,270	192
Jollibee Foods Corp	15,090	57
Manila Electric Co	11,850	60
Megaworld Corp	616,000	49
Metro Pacific Investments	352,000	22
Metropolitan Bank & Trust	62,252	70
PLDT Inc	2,990	59
Robinsons Land Corp	41,200	21
Security Bank	7,510	26
SM Investments Corp	11,540	221
SM Prime Holdings Inc	473,500	362
Universal Robina Corp	43,520	124
		2,401
		–
Poland — 0.1%
Bank Millennium *	20,635	32
Bank Polska Kasa Opieki SA	7,241	185
CCC SA	980	25
CD Projekt	2,856	207
Cyfrowy Polsat SA	8,853	62
Dino Polska SA *	1,696	71
Grupa Lotos SA	3,199	63
KGHM Polska Miedz SA	6,783	159
LPP SA	45	98
mBank SA *	504	48
Orange Polska SA	22,323	40
PGE Polska Grupa Energetyczna SA *	29,116	52
Polski Koncern Naftowy ORLEN SA	13,099	256
Polskie Gornictwo Naftowe i Gazownictwo
SA	59,987	56
Powszechna Kasa Oszczednosci Bank
Polski SA	37,140	328
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Powszechny Zaklad Ubezpieczen	25,657	$266
Santander Bank Polska SA	1,739	128
		2,076
		–
Portugal — 0.0%
EDP - Energias de Portugal SA	91,811	460
Galp Energia SGPS	18,022	273
Jeronimo Martins SGPS SA	8,306	143
		876
		–
Qatar — 0.1%
Barwa Real Estate Co	65,980	64
Commercial Bank PSQC	68,630	90
Industries Qatar QSC	76,414	209
Masraf Al Rayan QSC	178,254	202
Mesaieed Petrochemical Holding	215,730	130
Ooredoo QPSC	43,090	82
Qatar Electricity & Water Co QSC	18,650	82
Qatar Fuel QSC	24,106	146
Qatar Insurance Co SAQ	54,070	47
Qatar Islamic Bank SAQ	54,934	252
Qatar National Bank QPSC	195,744	1,099
		2,403
		–
Russia — 0.4%
Gazprom PJSC ADR	231,980	1,631
LUKOIL PJSC ADR	17,288	1,763
Magnit PJSC GDR	16,979	231
MMC Norilsk Nickel PJSC ADR	29,147	942
Mobile TeleSystems PJSC ADR	24,000	244
Novatek PJSC GDR	4,057	730
PhosAgro PJSC GDR	4,415	56
Rosneft Oil Co PJSC GDR	54,624	409
Sberbank of Russia PJSC ADR	117,399	1,878
Severstal PJSC GDR	10,192	144
Surgutneftegas PJSC ADR	62,689	401
Tatneft PJSC ADR	11,306	813
X5 Retail Group GDR	5,903	217
		9,459
		–
Saudi Arabia — 0.2%
Advanced Petrochemical	7,747	100
Al Rajhi Bank	51,940	919
Alinma Bank	32,480	224
Almarai JSC	10,291	130
Arab National Bank	18,000	127
Bank AlBilad	10,010	73
Bank Al-Jazira	6,814	27
Banque Saudi Fransi	23,392	231
Bupa Arabia for Cooperative Insurance	1,603	44
Dar Al Arkan Real Estate Development *	15,677	41
Etihad Etisalat *	14,551	102
for Cooperative Insurance *	2,789	56
Jarir Marketing	2,578	111
16	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
National Commercial Bank	52,160	$653
National Industrialization *	12,941	44
Riyad Bank	50,243	316
Sahara International Petrochemical	15,509	71
Samba Financial Group	41,970	339
Saudi Airlines Catering	1,729	47
Saudi Arabian Fertilizer	8,009	160
Saudi Arabian Mining *	18,072	207
Saudi Arabian Oil *	36,700	334
Saudi Basic Industries	33,740	787
Saudi British Bank	24,781	211
Saudi Cement	3,828	69
Saudi Electricity	44,197	234
Saudi Industrial Investment Group	11,881	75
Saudi Kayan Petrochemical *	29,416	78
Saudi Telecom	17,016	414
Savola Group *	13,106	125
Yanbu National Petrochemical	9,557	134
		6,483
		–
Singapore — 0.3%
Ascendas Real Estate Investment Trust "	104,168	240
CapitaLand Commercial Trust "	95,100	144
CapitaLand Ltd	92,300	245
CapitaLand Mall Trust "	93,300	172
City Developments Ltd	16,500	128
ComfortDelGro	78,400	125
Dairy Farm International Holdings Ltd	10,300	53
DBS Group Holdings Ltd	64,100	1,191
Genting Singapore Ltd	196,400	124
Hongkong Land Holdings Ltd	41,900	223
Jardine Cycle & Carriage Ltd	3,600	77
Jardine Matheson Holdings Ltd	7,900	442
Jardine Strategic Holdings Ltd	8,000	247
Keppel Corp Ltd	52,300	256
Mapletree Commercial Trust "	71,900	124
Oversea-Chinese Banking Corp Ltd	113,611	901
SATS Ltd	24,700	83
Sembcorp Industries Ltd	23,600	37
Singapore Airlines Ltd	19,600	123
Singapore Exchange Ltd	29,100	185
Singapore Press Holdings Ltd	58,400	86
Singapore Technologies Engineering	56,400	170
Singapore Telecommunications Ltd	291,800	705
Suntec Real Estate Investment Trust "	68,600	92
United Overseas Bank Ltd	45,000	846
UOL Group Ltd	17,000	99
Venture Corp Ltd	10,000	120
Wilmar International Ltd	69,400	199
Yangzijiang Shipbuilding Holdings Ltd	87,200	61
		7,498

–

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Slovak Republic — 0.0%
Celltrion Inc *	4,014	$556
		–
South Africa — 0.4%
Absa Group Ltd	31,266	286
Anglo American Platinum Ltd	2,410	193
AngloGold Ashanti Ltd	18,510	375
Aspen Pharmacare Holdings Ltd	16,186	125
Bid Corp Ltd	14,322	317
Bidvest Group Ltd/The	13,878	192
Capitec Bank Holdings Ltd	2,028	182
Clicks Group Ltd	11,183	182
Discovery	16,140	126
Exxaro Resources	12,377	100
FirstRand Ltd	144,878	558
Fortress, Cl A "	41,177	51
Foschini Group Ltd/The	11,678	107
Gold Fields Ltd	39,877	260
Growthpoint Properties Ltd "	141,679	199
Impala Platinum Holdings *	28,217	266
Investec Ltd	14,922	84
Kumba Iron Ore Ltd	2,229	52
Liberty Holdings Ltd	3,342	24
Life Healthcare Group Holdings Ltd	48,238	81
Momentum Metropolitan Holdings	22,179	30
Mr Price Group	12,497	142
MTN Group Ltd	73,894	398
MultiChoice Group Ltd *	21,205	151
Naspers Ltd, Cl N	18,733	3,073
Nedbank Group Ltd	15,803	206
NEPI Rockcastle PLC	19,074	157
Northam Platinum *	8,800	74
Old Mutual Ltd	215,865	249
Pick n Pay Stores Ltd	12,807	55
PSG Group Ltd	5,218	75
Rand Merchant Investment Holdings Ltd	26,504	48
Redefine Properties Ltd "	267,178	128
Reinet Investments SCA	5,085	109
Remgro Ltd	22,558	274
RMB Holdings	37,200	183
Sanlam Ltd	82,925	409
Sasol Ltd	23,972	382
Shoprite Holdings Ltd	19,647	153
Sibanye Gold	69,532	181
SPAR Group Ltd/The	6,665	85
Standard Bank Group Ltd	55,731	585
Telkom SA SOC Ltd	9,728	21
Tiger Brands Ltd	5,583	73
Vodacom Group	27,587	216
Woolworths Holdings Ltd/South Africa	48,651	144
		11,361

–

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
South Korea — 1.0%
Amorepacific Corp *	1,379	$218
AMOREPACIFIC Group *	993	60
BGF retail	268	37
BNK Financial Group	9,587	54
Celltrion Healthcare Co Ltd *	1,823	87
Cheil Worldwide Inc	2,376	42
CJ CheilJedang *	287	57
CJ Corp *	502	35
CJ ENM Co Ltd	372	43
CJ Logistics Corp *	314	38
Daelim Industrial *	1,377	94
Daewoo Engineering & Construction *	4,086	15
Daewoo Shipbuilding & Marine
Engineering Co Ltd *	884	18
DB Insurance	2,148	77
Doosan Bobcat Inc	1,725	45
E-MART Inc *	723	67
Fila Holdings	2,385	88
GS Engineering & Construction Corp	2,067	49
GS Holdings Corp	1,768	68
GS Retail Co Ltd	719	24
Hana Financial Group Inc	13,150	366
Hankook Tire Co Ltd *	3,112	75
Hanmi Pharm *	225	53
Hanon Systems	6,465	57
Hanwha Corp	886	16
Hanwha Life Insurance Co Ltd *	7,290	13
Hanwha Solutions	3,669	52
HDC Hyundai Development -Engineering &
Construction, Cl E *	1,885	33
Helixmith Co Ltd *	778	50
HLB Inc *	1,350	105
Hotel Shilla Co Ltd *	1,560	114
Hyundai Department Store Co Ltd	483	32
Hyundai Engineering & Construction *	3,782	121
Hyundai Glovis Co Ltd	798	98
Hyundai Heavy Industries Co Ltd *	1,630	156
Hyundai Heavy Industries Holdings Co
Ltd *	486	112
Hyundai Marine & Fire Insurance Co Ltd	2,100	39
Hyundai Mobis	2,861	551
Hyundai Motor	6,530	685
Hyundai Steel	3,962	94
Industrial Bank of Korea	12,420	112
Kakao Corp	2,195	293
Kangwon Land Inc *	5,783	134
KB Financial Group Inc	17,362	640
KCC Corp	166	28
Kia Motors Corp	11,519	395
Korea Aerospace Industries *	2,530	64
Korea Electric Power Corp	11,124	237
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Korea Gas Corp *	597	$16
Korea Investment Holdings Co Ltd *	2,074	116
Korea Zinc Co Ltd *	415	132
Korean Air Lines *	1,632	32
KT&G Corp	5,108	408
Kumho Petrochemical Co Ltd	629	34
LG Chem Ltd	2,024	573
LG Corp	4,080	241
LG Display	11,359	147
LG Electronics	4,578	253
LG Household & Health Care Ltd	408	431
LG Innotek	489	62
LG Uplus Corp	3,757	42
Lotte Chemical Corp *	831	132
Lotte Corp	633	19
Lotte Shopping Co Ltd *	392	38
Medy-Tox Inc	192	52
Meritz Securities	10,483	32
Mirae Asset Daewoo Co Ltd *	16,809	97
NAVER Corp	6,080	916
NCSoft Corp	722	385
Netmarble Corp *	1,271	96
NH Investment & Securities Co Ltd *	5,988	55
OCI Co Ltd *	657	31
Orange Life Insurance	776	18
Orion Corp/Republic of Korea *	821	71
Ottogi Corp *	30	13
Pan Ocean Co Ltd *	9,200	31
Pearl Abyss Corp *	165	25
POSCO	3,448	639
POSCO Chemical Co Ltd *	531	26
Posco International Corp	1,207	17
S-1, Cl 1 *	589	45
Samsung Biologics Co Ltd *	721	293
Samsung C&T Corp	3,732	340
Samsung Card Co Ltd	1,233	39
Samsung Electro-Mechanics Co Ltd	2,424	254
Samsung Electronics Co Ltd	203,238	9,617
Samsung Engineering *	5,426	79
Samsung Fire & Marine Insurance Co Ltd	1,320	234
Samsung Heavy Industries Co Ltd *	21,737	121
Samsung Life Insurance Co Ltd	2,944	172
Samsung SDI Co Ltd	2,407	557
Samsung SDS	1,497	244
Samsung Securities Co Ltd	2,660	79
Shinhan Financial Group Co Ltd	19,822	651
Shinsegae Inc	256	57
SK Holdings Co Ltd	1,543	305
SK Hynix Inc	23,336	1,831
SK Innovation Co Ltd	2,416	264
SK Telecom Co Ltd	967	186
S-Oil Corp	1,916	122
18	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Woongjin Coway Co Ltd	2,198	$162
Woori Financial Group Inc	22,527	192
Yuhan Corp *	325	59
		27,024
		–
Spain — 0.6%
ACS Actividades de Construccion y
Servicios SA	9,384	312
Aena SME SA	2,417	448
Amadeus IT Group SA, Cl A	15,162	1,190
Banco Bilbao Vizcaya Argentaria SA	237,935	1,231
Banco de Sabadell SA	205,791	186
Banco Santander SA	587,243	2,313
Bankia	44,986	82
Bankinter SA	24,375	158
CaixaBank SA	128,695	376
Cellnex Telecom	9,007	448
Enagas SA	8,167	220
Endesa SA	11,406	313
Ferrovial SA	17,718	563
Grifols	10,713	360
Iberdrola	218,099	2,386
Industria de Diseno Textil SA	38,941	1,311
Mapfre SA	39,194	100
Naturgy Energy Group	10,780	284
Red Electrica Corp SA	15,530	310
Repsol SA	53,324	737
Siemens Gamesa Renewable Energy SA	8,636	138
Telefonica SA	166,739	1,129
		14,595
		–
Sweden — 0.5%
Alfa Laval	11,320	283
Assa Abloy AB, Cl B	35,814	852
Atlas Copco AB, Cl B	13,991	435
Atlas Copco AB, Cl A	24,000	852
Boliden	9,843	234
Electrolux AB	8,133	193
Epiroc, Cl A	23,719	275
Epiroc AB, Cl B	14,147	160
Essity AB, Cl B	21,682	688
Hennes & Mauritz AB, Cl B	28,773	632
Hexagon, Cl B	9,321	508
Husqvarna, Cl B	15,147	114
ICA Gruppen AB	2,986	131
Industrivarden AB, Cl C	6,063	143
Investor AB, Cl B	16,275	892
Kinnevik	8,712	210
L E Lundbergforetagen AB, Cl B	2,775	121
Lundin Petroleum	6,754	206
Millicom International Cellular SA	1,932	91
Nordea Bank Abp	111,763	883
Sandvik AB	40,352	737
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Securitas AB, Cl B	11,293	$178
Skandinaviska Enskilda Banken AB, Cl A	58,235	575
Skanska AB, Cl B	12,256	284
SKF AB, Cl B	13,674	251
Svenska Handelsbanken AB, Cl A	54,645	537
Swedbank AB, Cl A	32,422	499
Swedish Match AB	5,828	330
Tele2 AB, Cl B	17,957	271
Telefonaktiebolaget LM Ericsson, Cl B	109,685	862
Telia Co AB	94,264	403
Volvo AB, Cl B	53,063	910
		13,740
		–
Switzerland — 1.9%
ABB Ltd	65,769	1,535
Adecco Group AG	5,678	334
Alcon Inc *	14,537	858
Baloise Holding AG	1,752	317
Barry Callebaut	108	239
Chocoladefabriken Lindt & Spruengli AG	42	607
Cie Financiere Richemont SA	18,623	1,364
Clariant AG	6,592	148
Coca-Cola HBC AG	7,211	265
Credit Suisse Group AG	91,248	1,156
Dufry AG	1,565	136
EMS-Chemie Holding AG	295	193
Geberit	1,325	699
Givaudan	330	1,088
Julius Baer Group Ltd	8,029	402
Kuehne + Nagel International AG	1,941	314
LafargeHolcim Ltd	17,343	883
Lonza Group AG	2,660	1,093
Nestle SA	105,283	11,613
Novartis AG	76,190	7,202
Pargesa Holding SA	1,407	113
Partners Group Holding AG	669	614
Roche Holding AG	24,846	8,355
Schindler Holding	1,461	378
Schindler Holding AG	728	181
SGS SA	191	553
Sika AG	4,560	820
Sonova Holding AG	1,988	498
Straumann Holding AG	370	353
Swatch Group	1,053	265
Swatch Group AG/The	2,037	99
Swiss Life Holding AG	1,168	588
Swiss Prime Site AG	2,734	334
Swiss Re AG	10,351	1,170
Swisscom AG	927	509
Temenos AG	2,291	370
Transocean *	28,200	129
UBS Group	137,554	1,711
Vifor Pharma AG	1,638	302
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Zurich Insurance Group AG	5,283	$2,195
		49,983
		–
Taiwan — 1.1%
Accton Technology	12,000	65
Acer Inc	152,000	85
Advantech Co Ltd	17,000	164
Airtac International Group	5,000	78
ASE Technology Holding	150,000	370
Asia Cement Corp	107,000	160
Asustek Computer Inc	29,000	215
AU Optronics Corp	300,000	100
Catcher Technology Co Ltd	28,000	226
Cathay Financial Holding Co Ltd	339,037	456
Chailease Holding Co Ltd	56,650	238
Chang Hwa Commercial Bank Ltd	267,240	190
Cheng Shin Rubber Industry	80,000	104
Chicony Electronics Co Ltd	31,000	88
China Airlines	48,000	13
China Development Financial Holding Corp	616,000	189
China Life Insurance Co Ltd/Taiwan	134,471	110
China Steel Corp	497,000	380
Chunghwa Telecom Co Ltd	168,000	601
Compal Electronics	145,000	88
CTBC Financial Holding Co Ltd	812,000	593
Delta Electronics Inc	85,000	402
E.Sun Financial Holding Co Ltd	440,351	410
Eclat Textile Co Ltd	7,000	90
Eva Airways Corp	80,327	32
Evergreen Marine Corp Taiwan Ltd *	55,818	22
Far Eastern New Century Corp	157,000	147
Far EasTone Telecommunications	77,000	175
Feng TAY Enterprise Co Ltd	11,000	67
First Financial Holding	418,630	327
Formosa Chemicals & Fibre Corp	148,000	416
Formosa Petrochemical	51,000	152
Formosa Plastics	190,000	587
Formosa Taffeta Co Ltd	22,000	25
Foxconn Technology Co Ltd	48,000	96
Fubon Financial Holding	281,000	419
Giant Manufacturing Co Ltd	15,000	89
Globalwafers	8,000	106
Highwealth Construction Corp	28,000	42
Hiwin Technologies	8,240	83
Hon Hai Precision Industry Co Ltd	536,000	1,476
Hotai Motor	13,000	268
Hua Nan Financial Holdings Co Ltd	330,511	237
Innolux Corp	293,000	85
Inventec	87,000	66
Largan Precision Co Ltd	4,000	636
Lite-On Technology Corp	104,000	163
MediaTek Inc	65,000	835
Mega Financial Holding Co Ltd	459,000	479
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Micro-Star International Co Ltd	35,000	$108
Nan Ya Plastics Corp	222,000	512
Nanya Technology	43,000	111
Nien Made Enterprise Co Ltd	8,000	66
Novatek Microelectronics Corp	25,000	180
Pegatron Corp	81,000	171
Phison Electronics Corp	8,000	85
Pou Chen Corp	110,000	128
Powertech Technology Inc	26,000	93
President Chain Store Corp	24,000	237
Quanta Computer Inc	115,000	236
Realtek Semiconductor	20,000	164
Ruentex Development Co Ltd	7,000	10
Ruentex Industries Ltd	10,000	23
Shanghai Commercial & Savings Bank
Ltd/The *	140,862	233
Shin Kong Financial Holding Co Ltd	524,720	171
SinoPac Financial Holdings Co Ltd	514,000	220
Standard Foods Corp	12,000	28
Synnex Technology International Corp	70,000	87
Taishin Financial Holding	461,399	216
Taiwan Business Bank	139,650	57
Taiwan Cement	206,143	287
Taiwan Cooperative Financial Holding
Co Ltd	379,480	261
Taiwan High Speed Rail	97,000	116
Taiwan Mobile	76,000	269
Taiwan Semiconductor Manufacturing	1,045,000	11,070
Tatung *	79,000	51
Uni-President Enterprises Corp	207,000	497
United Microelectronics Corp	481,000	237
Vanguard International Semiconductor
Corp	31,000	77
Walsin Technology Corp	11,000	77
Win Semiconductors Corp	14,000	131
Winbond Electronics	161,000	90
Wistron	98,000	88
WPG Holdings Ltd	78,000	98
Yageo	9,000	115
Yuanta Financial Holding Co Ltd	416,000	271
Zhen Ding Technology Holding Ltd	24,000	95
		29,411
		–
Thailand — 0.2%
Advanced Info Service PCL NVDR	55,700	365
Airports of Thailand PCL NVDR	188,010	425
Bangkok Bank	9,900	46
Bangkok Bank PCL NVDR	13,600	63
Bangkok Dusit Medical Services PCL NVDR	408,266	326
Bangkok Expressway & Metro PCL NVDR	378,000	133
Banpu NVDR	151,800	49
Berli Jucker PCL NVDR	42,600	56
BTS Group Holdings PCL NVDR	323,200	130
20	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Bumrungrad Hospital NVDR	15,300	$66
Central Pattana NVDR	106,500	208
Charoen Pokphand Foods PCL NVDR	188,600	182
CP ALL PCL NVDR	268,500	609
Electricity Generating PCL NVDR	14,300	140
Energy Absolute PCL NVDR	82,900	115
Fabrinet *	4,477	282
Gulf Energy Development NVDR	19,100	118
Home Product Center NVDR	289,200	135
Indorama Ventures PCL NVDR	84,100	76
Intouch Holdings NVDR	100,700	180
IRPC PCL NVDR	401,100	37
Kasikornbank PCL NVDR	87,845	396
Krung Thai Bank NVDR	177,600	92
Land & Houses PCL NVDR	412,700	123
Minor International PCL NVDR	134,900	133
Muangthai Capital PCL NVDR	16,500	34
PTT Exploration & Production NVDR	65,700	262
PTT Global Chemical PCL NVDR	93,742	147
PTT PCL NVDR	500,555	695
Ratch Group NVDR	26,300	57
Robinson NVDR	12,000	21
Siam Cement PCL/The NVDR	36,100	415
Siam Commercial Bank NVDR	42,400	133
Thai Oil PCL NVDR	39,200	65
Thai Union Group PCL NVDR	118,200	58
TMB Bank NVDR	289,100	13
Total Access Communication NVDR	26,500	38
True Corp PCL NVDR	414,900	50
		6,473
		–
Turkey — 0.1%
Akbank T.A.S.	140,184	193
Anadolu Efes Biracilik Ve Malt Sanayii	6,106	25
Arcelik AS	10,821	38
Aselsan Elektronik Sanayi Ve Ticaret AS	8,833	35
BIM Birlesik Magazalar AS	18,041	147
Eregli Demir ve Celik Fabrikalari TAS	59,424	93
Ford Otomotiv Sanayi	1,100	14
Haci Omer Sabanci Holding	38,973	63
KOC Holding AS	26,326	86
TAV Havalimanlari Holding AS	5,106	23
Tupras Turkiye Petrol Rafinerileri AS	4,333	82
Turk Hava Yollari AO *	18,779	43
Turkcell Iletisim Hizmetleri AS	38,065	90
Turkiye Garanti Bankasi AS	112,830	224
Turkiye Is Bankasi, Cl C	53,580	65
		1,221
		–
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	118,430	247
Aldar Properties PJSC	133,321	81
DP World PLC	8,231	115
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Dubai Islamic Bank PJSC	83,268	$129
Emaar Malls PJSC	90,071	44
Emaar Properties PJSC	168,992	186
Emirates Telecommunications Group Co
PJSC	74,019	328
First Abu Dhabi Bank PJSC	116,177	490
		1,620
		–
United Kingdom — 3.0%
3i Group PLC	34,842	507
Admiral Group PLC	6,819	203
Anglo American PLC	36,356	952
Antofagasta PLC	14,264	155
Aon PLC	12,700	2,797
Ashtead Group PLC	15,956	516
Associated British Foods PLC	12,770	442
AstraZeneca	46,450	4,546
Auto Trader Group PLC	33,622	249
AVEVA Group	2,304	149
Aviva PLC	139,497	733
BAE Systems PLC	114,253	951
Barclays	611,568	1,354
Barratt Developments	36,472	386
Berkeley Group Holdings PLC	4,041	279
BHP Group PLC	74,203	1,624
BP PLC	721,848	4,346
British American Tobacco PLC	81,154	3,592
British Land "	32,630	239
BT Group, Cl A	301,359	639
Bunzl PLC	12,074	313
Burberry Group	14,763	380
Carnival PLC	5,908	243
Centrica PLC	205,055	229
Compass Group	56,595	1,400
Croda International PLC	4,614	303
DCC PLC	3,528	285
Diageo PLC	83,731	3,322
Direct Line Insurance Group	49,578	221
easyJet PLC	5,883	108
Evraz	18,281	85
Ferguson	8,014	719
G4S PLC	56,171	145
GlaxoSmithKline PLC	176,671	4,155
Glencore PLC	381,148	1,118
GVC Holdings PLC	21,034	243
Halma	13,620	378
Hargreaves Lansdown PLC	10,241	233
HSBC Holdings	715,637	5,205
Imperial Brands PLC	34,180	879
Informa	44,829	458
InterContinental Hotels Group PLC	6,166	381
Intertek Group PLC	5,783	439
ITV	130,824	234
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
J Sainsbury PLC	63,755	$170
JD Sports Fashion	15,617	169
Johnson Matthey PLC	6,956	239
Kingfisher PLC	76,085	205
Kingspan Group PLC	5,509	340
Land Securities Group PLC "	25,322	313
Legal & General Group	213,038	858
Lloyds Banking Group PLC	2,474,490	1,852
London Stock Exchange Group PLC	11,197	1,157
M&G *	92,479	293
Magnitogorsk Iron & Steel Works PJSC GDR	6,131	56
Marks & Spencer Group	70,371	163
Meggitt PLC	28,044	250
Melrose Industries PLC	174,156	535
Micro Focus International	6,081	82
Micro Focus International PLC ADR	6,221	83
Mondi	17,291	352
National Grid PLC	122,665	1,626
Next PLC	4,586	417
NMC Health PLC	3,417	58
Novolipetsk Steel PJSC GDR	5,872	127
Ocado Group *	16,369	264
Pearson PLC	28,069	210
Persimmon PLC	11,412	459
Polymetal International	7,309	124
Polyus PJSC GDR	2,002	122
Prudential PLC	92,479	1,648
Reckitt Benckiser Group PLC	25,230	2,089
RELX PLC	68,534	1,819
Rentokil Initial	66,367	409
Rio Tinto PLC	39,910	2,149
Rolls-Royce Holdings PLC	60,987	539
Royal Bank of Scotland Group PLC	172,536	496
RSA Insurance Group PLC	36,918	268
Sage Group PLC/The	38,922	379
Schroders PLC	4,492	190
Segro PLC "	39,222	471
Severn Trent PLC	8,541	290
Smith & Nephew PLC	31,277	753
Smiths Group PLC	14,231	317
Spirax-Sarco Engineering	2,644	311
SSE PLC	35,529	706
St. James's Place	19,042	287
Standard Chartered PLC	95,415	794
Standard Life Aberdeen PLC	82,060	326
Tata Steel Ltd GDR	12,084	72
Taylor Wimpey	118,018	335
Tesco PLC	349,654	1,138
Unilever PLC	39,114	2,337
United Utilities Group PLC	24,525	328
Vodafone Group PLC	953,261	1,876
VTB Bank PJSC GDR	54,743	78
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Weir Group PLC/The	9,373	$167
Whitbread PLC	4,760	280
Wm Morrison Supermarkets PLC	85,331	205
WPP PLC	45,141	562
		78,278
		–
United States — 69.8%
Communication Services — 6.3%
Activision Blizzard Inc	41,100	2,404
Alphabet Inc, Cl A *	16,300	23,354
Alphabet Inc, Cl C *	16,300	23,378
Altice USA, Cl A *	17,900	490
AMC Entertainment Holdings Inc, Cl A	6,766	44
AMC Networks Inc, Cl A *	2,400	88
Anterix *	1,396	65
AT&T Inc	396,900	14,931
ATN International Inc	1,352	78
Bandwidth, Cl A *	2,041	145
Boingo Wireless Inc *	5,229	59
Boston Omaha Corp, Cl A *	1,358	27
Cable One Inc	200	341
Cardlytics Inc *	1,765	148
Care.com Inc *	2,871	43
Cargurus, Cl A *	9,148	326
Cars.com Inc *	8,130	95
CenturyLink	59,300	810
Charter Communications Inc, Cl A *	8,400	4,347
Cincinnati Bell Inc *	5,850	80
Cinemark Holdings Inc	5,800	183
Clear Channel Outdoor Holdings, Cl A *	5,280	14
Cogent Communications Holdings Inc	5,251	372
Comcast Corp, Cl A	245,400	10,599
comScore *	6,445	25
Consolidated Communications Holdings Inc	9,345	45
Cumulus Media, Cl A *	1,916	27
Daily Journal Corp *	153	42
DHI Group *	6,990	20
Discovery Inc, Cl C *	18,800	522
Discovery Inc, Cl A *	8,400	246
DISH Network Corp, Cl A *	13,399	493
Electronic Arts Inc *	16,200	1,748
Emerald Expositions Events Inc	3,351	35
Entercom Communications, Cl A	14,792	59
Entravision Communications Corp, Cl A	8,406	19
Eros International PLC *	9,124	22
Eventbrite, Cl A *	4,419	94
EverQuote, Cl A *	1,006	37
EW Scripps, Cl A	7,005	85
Facebook Inc, Cl A *	130,300	26,309
Fluent Inc *	5,810	16
Fox Corp	27,900	1,028
Frontier Communications *	14,493	8
Gaia Inc, Cl A *	1,629	14
22	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Gannett	14,856	$91
GCI Liberty Inc *	5,500	403
Glu Mobile *	14,347	85
Gogo Inc *	6,895	36
Gray Television Inc *	11,175	227
Hemisphere Media Group Inc, Cl A *	1,767	24
IAC/InterActiveCorp *	4,100	999
IDT, Cl B *	2,382	18
Intelsat SA *	8,501	29
Interpublic Group of Cos Inc/The	20,900	474
Iridium Communications *	12,190	311
John Wiley & Sons Inc, Cl A	2,400	105
Lee Enterprises *	7,797	16
Liberty Broadband Corp, Cl C *	5,700	758
Liberty Broadband Corp, Cl A *	1,400	184
Liberty Latin America Ltd, Cl A *	5,540	92
Liberty Latin America Ltd, Cl C *	14,072	237
Liberty Media Corp-Liberty Braves, Cl A *	1,344	39
Liberty Media Corp-Liberty Formula One,
Cl A *	1,400	62
Liberty Media Corp-Liberty Formula One,
Cl C *	10,800	505
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,600	223
Liberty Media -Liberty Braves, Cl C *	4,513	132
Liberty Media -Liberty SiriusXM, Cl C *	9,000	441
Liberty TripAdvisor Holdings Inc, Cl A *	9,220	54
Lions Gate Entertainment, Cl A *	2,700	27
Lions Gate Entertainment Corp, Cl B *	5,400	50
Live Nation Entertainment Inc *	7,500	511
LiveXLive Media Inc *	3,080	4
Loral Space & Communications Inc *	1,544	50
Madison Square Garden *	1,000	296
Marchex, Cl B *	4,893	17
Marcus Corp/The	2,728	80
Match Group Inc *	2,900	227
Meet Group Inc/The *	8,613	46
Meredith Corp	4,903	147
MSG Networks Inc *	5,140	78
National CineMedia Inc	7,419	55
Netflix Inc *	22,800	7,868
New York Times, Cl A	8,800	282
News Corp, Cl A	20,800	283
News Corp	6,600	92
Nexstar Media Group Inc, Cl A	2,400	291
Omnicom Group Inc	12,100	911
Ooma *	2,651	35
ORBCOMM Inc *	9,574	34
Pareteum *	14,399	10
QuinStreet Inc *	5,717	74
Reading International Inc, Cl A *	1,844	19
Roku Inc, Cl A *	4,500	544
Saga Communications Inc, Cl A	405	12
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Scholastic Corp	3,606	$119
Shenandoah Telecommunications Co	5,906	238
Sinclair Broadcast Group, Cl A	3,300	99
Sirius XM Holdings	77,100	545
Spok Holdings	1,752	19
Spotify Technology *	6,400	904
Sprint Corp *	35,700	156
Take-Two Interactive Software Inc *	6,100	760
TechTarget Inc *	2,731	69
TEGNA Inc	26,580	449
Telephone & Data Systems Inc	5,400	123
T-Mobile US Inc *	16,800	1,330
Travelzoo *	136	1
Tribune Publishing Co	1,982	25
TripAdvisor Inc	5,700	156
TrueCar Inc *	12,379	46
Twitter Inc *	39,000	1,267
United States Cellular Corp *	700	22
Verizon Communications Inc	225,900	13,428
ViacomCBS, Cl B	29,207	997
ViacomCBS	298	11
Vonage Holdings Corp *	27,645	245
Walt Disney Co/The	95,300	13,181
WideOpenWest *	2,757	19
World Wrestling Entertainment Inc, Cl A	2,400	117
Yelp, Cl A *	8,518	278
Zayo Group Holdings Inc *	12,400	431
Zillow Group Inc, Cl A *	3,100	143
Zillow Group Inc, Cl C *	6,600	305
Zynga, Cl A *	41,700	251
		166,637
Consumer Discretionary — 7.3%
1-800-Flowers.com Inc, Cl A *	2,989	45
Aaron's Inc	8,264	491
Abercrombie & Fitch Co, Cl A	7,582	124
Acushnet Holdings Corp	4,389	136
Adient *	10,767	277
Adtalem Global Education Inc *	6,565	227
Advance Auto Parts Inc	3,800	501
Amazon.com Inc *	22,500	45,196
American Axle & Manufacturing Holdings
Inc *	13,951	129
American Eagle Outfitters Inc	19,888	286
American Outdoor Brands Corp *	7,051	66
American Public Education Inc *	1,857	44
America's Car-Mart Inc/TX *	759	83
Aramark	13,300	587
Asbury Automotive Group Inc *	2,416	233
Ascena Retail Group *	569	3
At Home Group Inc *	6,314	36
AutoNation Inc *	3,000	127
AutoZone Inc *	1,300	1,375
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Barnes & Noble Education Inc *	4,021	$14
Bassett Furniture Industries	1,017	12
BBX Capital Corp, Cl A	8,835	34
Beazer Homes USA Inc *	3,236	45
Bed Bath & Beyond	15,037	214
Best Buy Co Inc	12,600	1,067
Big Lots Inc	4,752	129
Biglari Holdings, Cl B *	142	15
BJ's Restaurants Inc	2,284	91
Bloomin' Brands	10,692	222
Bluegreen Vacations Corp	1,118	10
Booking Holdings Inc *	2,300	4,210
Boot Barn Holdings Inc *	3,394	142
BorgWarner Inc	11,400	391
Boyd Gaming Corp	9,918	296
Bright Horizons Family Solutions Inc *	3,100	508
Brinker International Inc	4,688	200
Brunswick Corp/DE	4,700	295
Buckle Inc/The	3,487	85
Burlington Stores Inc *	3,600	783
Caesars Entertainment *	31,100	425
Caleres Inc	4,875	86
Callaway Golf	11,685	250
Camping World Holdings Inc, Cl A	3,908	61
Capri Holdings Ltd *	7,600	228
CarMax Inc *	9,300	902
Carnival Corp	21,800	949
Carriage Services Inc, Cl A	1,938	46
Carrols Restaurant Group Inc *	4,625	21
Carter's Inc	2,500	265
Carvana Co, Cl A *	2,200	174
Cato Corp/The, Cl A	2,616	42
Cavco Industries Inc *	1,069	239
Century Casinos Inc *	3,684	31
Century Communities Inc *	3,360	100
Cheesecake Factory Inc/The	5,104	196
Chegg *	14,551	600
Chico's FAS Inc	13,942	54
Children's Place	1,887	113
Chipotle Mexican Grill, Cl A *	1,300	1,127
Choice Hotels International Inc	1,900	190
Churchill Downs Inc	4,334	626
Chuy's Holdings Inc *	1,969	48
Citi Trends Inc	1,277	30
Clarus Corp	3,103	41
Collectors Universe	898	22
Columbia Sportswear Co	1,600	150
Conn's Inc *	2,631	23
Container Store Group Inc/The *	1,670	7
Cooper Tire & Rubber	6,322	167
Cooper-Standard Holdings Inc *	1,985	53
Core-Mark Holding Co Inc	5,676	133
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Cracker Barrel Old Country Store Inc	2,957	$452
Crocs *	8,489	322
Culp	1,511	19
Dana Inc	17,625	272
Darden Restaurants Inc	6,800	792
Dave & Buster's Entertainment Inc	3,736	165
Deckers Outdoor Corp *	3,446	658
Del Taco Restaurants Inc *	3,794	29
Delphi Automotive PLC	14,200	1,204
Delta Apparel *	877	22
Denny's Corp *	7,268	149
Designer Brands Inc, Cl A	7,487	107
Dick's Sporting Goods Inc	3,900	173
Dillard's Inc, Cl A	1,191	72
Dine Brands Global Inc	1,997	170
Dollar General Corp	14,100	2,163
Dollar Tree Inc *	12,800	1,115
Domino's Pizza Inc	2,300	648
Dorman Products Inc *	3,319	232
DR Horton Inc	18,600	1,101
Drive Shack Inc *	8,093	31
Duluth Holdings Inc, Cl B *	855	7
Dunkin' Brands Group Inc	4,500	351
eBay Inc	43,200	1,450
El Pollo Loco Holdings Inc *	2,235	31
Eldorado Resorts Inc *	8,128	486
Escalade Inc	1,113	10
Ethan Allen Interiors Inc	3,148	51
Etsy Inc *	6,500	317
Everi Holdings Inc *	8,493	106
Expedia Group Inc	7,500	813
Express Inc *	7,599	30
Extended Stay America	10,300	133
Fiesta Restaurant Group *	3,261	32
Five Below Inc *	3,000	340
Flexsteel Industries	755	12
Floor & Decor Holdings Inc, Cl A *	3,200	158
Foot Locker Inc	6,100	232
Ford Motor Co	213,000	1,879
Fossil Group Inc *	5,999	40
Fox Factory Holding *	4,630	305
frontdoor Inc *	4,600	196
Funko Inc, Cl A *	2,827	42
GameStop, Cl A	11,654	45
Gap Inc/The	11,800	205
Garmin Ltd	7,900	766
General Motors Co	67,600	2,257
Genesco Inc *	1,871	74
Gentex Corp	14,300	426
Gentherm Inc *	4,006	185
Genuine Parts Co	7,800	730
G-III Apparel Group Ltd *	5,467	149
24	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
GNC Holdings Inc, Cl A *	8,476	$18	Lennar Corp, Cl B	900	$47
Golden Entertainment *	2,309	40	LGI Homes Inc *	2,445	195
Goodyear Tire & Rubber Co/The	12,700	167	Lifetime Brands Inc	1,266	9
GoPro Inc, Cl A *	14,804	58	Lindblad Expeditions Holdings Inc *	3,009	50
Graham Holdings, Cl B	200	110	Liquidity Services *	3,831	20
Grand Canyon Education *	2,600	204	Lithia Motors, Cl A	2,742	372
Green Brick Partners Inc *	2,816	33	LKQ Corp *	17,300	565
Group 1 Automotive Inc	2,185	220	Lovesac Co/The *	804	9
Groupon Inc, Cl A *	55,574	160	Lowe's	42,200	4,905
Grubhub *	4,900	265	Lululemon Athletica Inc *	6,400	1,532
Guess? Inc	5,546	118	Lumber Liquidators Holdings *	3,782	29
H&R Block Inc	11,200	260	M/I Homes Inc *	3,231	143
Habit Restaurants Inc/The, Cl A *	2,816	39	Macy's Inc	16,700	266
Hamilton Beach Brands Holding Co, Cl A	674	11	Malibu Boats Inc, Cl A *	2,446	107
Hanesbrands Inc	19,600	270	Marine Products Corp	799	11
Harley-Davidson Inc	8,900	297	MarineMax *	2,477	49
Hasbro Inc	6,300	642	Marriott International Inc/MD, Cl A	14,900	2,087
Haverty Furniture Cos Inc	2,107	42	Marriott Vacations Worldwide Corp	5,083	611
Helen of Troy Ltd *	3,074	581	MasterCraft Boat Holdings Inc *	2,418	42
Hibbett Sports Inc *	2,117	52	Mattel Inc *	18,800	275
Hilton Grand Vacations Inc *	5,300	169	McDonald's	41,100	8,794
Hilton Worldwide Holdings Inc	15,000	1,617	MDC Holdings Inc	6,096	257
Home Depot	60,100	13,709	Meritage Homes Corp *	4,509	320
Hooker Furniture	1,586	39	MGM Resorts International	27,300	848
Houghton Mifflin Harcourt *	13,486	74	Michaels Cos Inc/The *	10,012	49
Hudson Ltd, Cl A *	4,723	52	Modine Manufacturing Co *	6,377	45
Hyatt Hotels Corp, Cl A	2,200	186	Mohawk Industries Inc *	3,400	448
Inspired Entertainment *	1,391	8	Monarch Casino & Resort Inc *	1,349	72
Installed Building Products Inc *	2,827	210	Monro Inc	4,017	252
International Game Technology	5,400	73	Motorcar Parts of America Inc *	2,473	49
iRobot Corp *	3,384	159	Movado Group Inc	1,966	34
J Alexander's Holdings Inc *	1,321	13	Murphy USA Inc *	3,570	365
J. Jill Inc	481	1	Nathan's Famous Inc	397	26
Jack in the Box Inc	3,185	260	National Vision Holdings Inc *	9,680	330
JC Penney Co Inc *	41,985	31	Newell Brands	20,600	402
Johnson Outdoors Inc, Cl A	648	51	NIKE Inc, Cl B	67,200	6,471
K12 Inc *	4,705	76	Noodles, Cl A *	3,931	28
KB Home	10,630	399	Nordstrom Inc	6,400	236
Kohl's Corp	8,900	380	Norwegian Cruise Line Holdings Ltd *	12,000	646
Kontoor Brands	5,420	207	NVR Inc *	170	649
Kura Sushi USA, Cl A *	400	9	Office Depot Inc	68,705	153
L Brands Inc	12,500	290	Ollie's Bargain Outlet Holdings Inc *	2,900	154
Lands' End Inc *	1,063	12	OneSpaWorld Holdings	5,833	88
Las Vegas Sands Corp	18,500	1,208	O'Reilly Automotive Inc *	4,100	1,665
Laureate Education Inc, Cl A *	14,524	303	Overstock.com Inc *	3,580	29
La-Z-Boy Inc, Cl Z	5,554	170	Oxford Industries Inc	2,098	146
LCI Industries	3,022	326	Papa John's International Inc	2,698	175
Leaf Group Ltd *	1,750	6	Party City Holdco Inc *	7,103	20
Lear Corp	3,400	419	Penn National Gaming Inc *	13,521	403
Legacy Housing *	736	10	Penske Automotive Group Inc	1,900	89
Leggett & Platt	7,100	338	Perdoceo Education *	8,513	151
Lennar Corp, Cl A	15,400	1,022	PetMed Express Inc	2,315	58
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Planet Fitness, Cl A *	4,600	$372
PlayAGS Inc *	3,456	36
Polaris	3,200	294
Pool Corp	2,100	461
Potbelly *	2,339	10
PulteGroup Inc	13,700	612
Purple Innovation, Cl A *	1,201	15
PVH Corp	4,100	357
Quotient Technology Inc *	9,055	91
Qurate Retail Inc, Cl A *	22,600	193
Ralph Lauren Corp, Cl A	2,900	329
RCI Hospitality Holdings Inc	1,293	23
RealReal *	2,056	30
Red Lion Hotels *	3,360	9
Red Robin Gourmet Burgers *	1,696	56
Red Rock Resorts Inc, Cl A	8,673	213
Regis Corp *	2,726	42
Rent-A-Center Inc/TX, Cl A	5,936	173
RH *	2,040	426
Rocky Brands Inc	960	26
Ross Stores	19,300	2,165
Royal Caribbean Cruises Ltd	9,100	1,065
RTW RetailWinds *	856	–
Rubicon Project *	6,357	60
Ruth's Hospitality Group Inc	3,400	70
Sally Beauty Holdings Inc *	14,976	230
Scientific Games, Cl A *	6,993	174
SeaWorld Entertainment Inc *	5,709	197
Select Interior Concepts, Cl A *	2,904	24
Service Corp International/US	9,500	456
ServiceMaster Global Holdings Inc *	7,400	267
Shake Shack Inc, Cl A *	3,559	240
Shoe Carnival Inc	1,094	39
Shutterstock Inc	2,409	104
Signet Jewelers Ltd	6,301	153
Six Flags Entertainment Corp	3,900	149
Skechers U.S.A. Inc, Cl A *	7,100	265
Skyline Champion *	6,169	177
Sleep Number Corp *	3,518	181
Sonic Automotive, Cl A	2,941	93
Sonos Inc *	8,932	123
Sportsman's Warehouse Holdings Inc *	5,264	34
Stamps.com *	2,049	153
Standard Motor Products	2,563	125
Starbucks	64,400	5,463
Steven Madden Ltd	10,365	400
Stitch Fix, Cl A *	4,981	114
Stoneridge Inc *	3,147	88
Strategic Education Inc	2,629	427
Sturm Ruger & Co Inc	2,136	106
Superior Group of Cos Inc	921	11
Tailored Brands Inc	6,654	26
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Tapestry Inc	15,700	$405
Target Corp	27,200	3,012
Target Hospitality *	4,390	24
Taylor Morrison Home Corp, Cl A *	12,951	335
Tempur Sealy International Inc *	2,500	229
Tenneco Inc, Cl A	6,162	58
Tesla Inc *	7,800	5,074
Texas Roadhouse Inc, Cl A	8,153	510
Thor Industries	2,700	217
Tiffany & Co	6,600	885
Tilly's Inc, Cl A	3,019	26
TJX Cos Inc/The	66,200	3,908
Toll Brothers Inc	7,400	328
TopBuild Corp *	4,099	469
Tractor Supply	6,700	623
TRI Pointe Group Inc *	16,886	275
Tupperware Brands Corp	6,182	39
Twin River Worldwide Holdings	2,045	55
Ulta Beauty Inc *	3,100	831
Under Armour Inc, Cl A *	10,100	204
Under Armour Inc, Cl C *	10,400	187
Unifi Inc *	1,894	41
Universal Electronics Inc *	1,630	81
Urban Outfitters Inc *	4,000	102
Vail Resorts Inc	2,200	516
Vera Bradley Inc *	2,160	21
VF	16,800	1,394
Vince Holding *	400	6
Vista Outdoor *	7,533	56
Visteon Corp *	3,439	274
Waitr Holdings *	6,970	2
Wayfair Inc, Cl A *	3,100	290
Wendy's Co/The	10,100	219
Weyco Group Inc	860	19
Whirlpool Corp	3,400	497
William Lyon Homes, Cl A *	3,823	89
Williams-Sonoma Inc	4,400	308
Wingstop Inc, Cl A	3,634	337
Winmark Corp	292	58
Winnebago Industries Inc	3,776	207
Wolverine World Wide Inc	9,733	307
WW International *	5,761	190
Wyndham Destinations Inc	5,200	252
Wyndham Hotels & Resorts Inc	5,300	303
Wynn Resorts Ltd	5,600	707
YETI Holdings Inc *	4,937	180
Yum China Holdings Inc	35,500	1,529
Yum! Brands Inc	16,700	1,766
ZAGG Inc *	3,873	29
Zumiez *	2,449	76
		192,569
26	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 4.4%
22nd Century Group Inc *	15,693	$14
Alico Inc	586	21
Altria Group Inc	102,000	4,848
Andersons Inc/The	4,024	91
Archer-Daniels-Midland Co	30,500	1,365
B&G Foods Inc, Cl A	7,669	123
BellRing Brands, Cl A *	4,892	106
Beyond Meat *	2,600	287
BJ's Wholesale Club Holdings Inc *	13,739	282
Boston Beer Co Inc/The, Cl A *	1,030	367
Bridgford Foods *	291	6
Brown-Forman Corp, Cl A	2,800	180
Brown-Forman Corp, Cl B	9,400	636
Bunge	7,700	404
Calavo Growers	1,976	151
Cal-Maine Foods Inc	3,910	140
Campbell Soup Co	9,700	469
Casey's General Stores	2,000	322
Celsius Holdings Inc *	3,791	20
Central Garden & Pet Co, Cl A *	6,586	200
Chefs' Warehouse Inc/The *	3,121	114
Church & Dwight Co Inc	13,300	987
Clorox Co/The	7,000	1,101
Coca-Cola	208,900	12,200
Coca-Cola Consolidated Inc	587	159
Coca-Cola European Partners	4,700	247
Colgate-Palmolive Co	45,800	3,379
Conagra Brands Inc	26,300	866
Constellation Brands Inc, Cl A	8,500	1,601
Costco Wholesale Corp	23,900	7,302
Coty Inc, Cl A	17,204	176
Craft Brew Alliance Inc *	1,641	27
Darling Ingredients Inc *	20,141	546
Edgewell Personal Care Co *	6,728	174
elf Beauty Inc *	3,464	54
Energizer Holdings Inc	3,400	157
Estee Lauder Cos Inc/The, Cl A	11,700	2,283
Farmer Brothers Co *	1,471	18
Flowers Foods Inc	9,800	211
Fresh Del Monte Produce Inc	3,878	122
Freshpet Inc *	4,225	266
General Mills Inc	32,400	1,692
Hain Celestial Group Inc/The *	5,000	121
Herbalife Nutrition *	5,900	229
Hershey Co/The	7,700	1,195
HF Foods Group *	1,041	18
Hormel Foods Corp	14,800	699
Hostess Brands Inc, Cl A *	14,737	198
Ingles Markets, Cl A	1,825	76
Ingredion Inc	3,600	317
Inter Parfums Inc	2,188	151
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
J&J Snack Foods Corp	1,885	$313
JM Smucker	6,000	622
John B Sanfilippo & Son Inc	1,105	93
Kellogg Co	13,500	921
Keurig Dr Pepper Inc	9,900	282
Kimberly-Clark	18,700	2,679
Kraft Heinz Co/The	32,900	961
Kroger	43,300	1,163
Lamb Weston Holdings Inc	8,000	730
Lancaster Colony Corp	2,342	362
Landec *	2,826	32
Lifevantage *	1,538	25
Limoneira	2,085	41
McCormick & Co Inc/MD	6,700	1,095
Medifast Inc	1,393	135
MGP Ingredients Inc	1,682	57
Molson Coors Beverage, Cl B	9,500	528
Mondelez International Inc, Cl A	77,900	4,470
Monster Beverage Corp *	21,000	1,399
National Beverage *	1,408	60
Natural Grocers by Vitamin Cottage Inc	1,418	13
Nature's Sunshine Products Inc *	1,374	13
New Age Beverages *	9,579	17
Nu Skin Enterprises Inc, Cl A	3,000	98
Oil-Dri Corp of America	516	18
PepsiCo Inc	76,400	10,850
Performance Food Group *	12,719	659
Philip Morris International	84,800	7,013
Pilgrim's Pride Corp *	2,900	75
Post Holdings Inc *	3,500	366
PriceSmart Inc	2,780	170
Primo Water Corp *	4,574	69
Procter & Gamble Co/The	134,800	16,799
Pyxus International Inc *	851	6
Revlon Inc, Cl A *	840	18
Rite Aid Corp *	6,528	78
Sanderson Farms Inc	2,467	340
Seaboard Corp	14	54
Seneca Foods Corp, Cl A *	715	28
Simply Good Foods Co/The *	10,263	236
SpartanNash	4,703	57
Spectrum Brands Holdings Inc	2,575	158
Sprouts Farmers Market Inc *	6,800	106
Sysco Corp	25,600	2,103
Tootsie Roll Industries Inc	1,989	68
TreeHouse Foods Inc *	3,000	134
Turning Point Brands Inc	1,085	25
Tyson Foods, Cl A	15,900	1,314
United Natural Foods Inc *	6,783	49
Universal Corp/VA	3,085	164
US Foods Holding Corp *	11,700	470
USANA Health Sciences Inc *	1,509	93
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Vector Group Ltd	13,592	$179
Village Super Market Inc, Cl A	1,132	25
Walgreens Boots Alliance Inc	41,000	2,085
Walmart Inc	76,700	8,781
WD-40 Co	1,687	315
Weis Markets	1,260	46
		115,778
Energy — 2.5%
Abraxas Petroleum *	22,288	5
Altus Midstream, Cl A *	6,937	14
Amplify Energy	1,574	8
Antero Midstream	12,300	62
Antero Resources Corp *	13,200	24
Apache Corp	20,800	571
Apergy Corp *	4,200	109
Arch Coal Inc	1,823	94
Archrock Inc	15,956	133
Baker Hughes a GE Co, Cl A	34,400	745
Berry Petroleum	7,558	52
Bonanza Creek Energy Inc *	2,492	45
Brigham Minerals, Cl A	2,125	36
Cabot Oil & Gas Corp	23,200	327
Cactus Inc, Cl A	5,750	166
California Resources Corp *	5,745	42
Callon Petroleum Co *	47,929	144
Centennial Resource Development, Cl A *	10,000	33
Chaparral Energy, Cl A *	4,526	5
Cheniere Energy *	12,600	746
Chesapeake Energy Corp *	56,900	29
Chevron Corp	104,000	11,143
Cimarex Energy Co	5,400	237
Clean Energy Fuels Corp *	17,736	41
CNX Resources Corp *	22,678	164
Comstock Resources *	2,355	13
Concho Resources Inc	10,600	803
ConocoPhillips	60,500	3,596
CONSOL Energy *	2,996	24
Continental Resources Inc/OK	4,800	131
Contura Energy *	2,419	14
Covia Holdings Corp *	6,609	11
CVR Energy Inc	3,609	125
Delek US Holdings Inc	9,045	248
Denbury Resources Inc *	59,456	59
Devon Energy Corp	22,500	489
DHT Holdings Inc	11,698	66
Diamond Offshore Drilling Inc *	8,454	39
Diamond S Shipping *	2,955	33
Diamondback Energy Inc	8,600	640
DMC Global Inc	1,812	76
Dorian LPG Ltd *	3,420	45
Dril-Quip Inc *	4,448	182
Earthstone Energy Inc, Cl A *	1,975	10
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Energy Fuels Inc/Canada *	12,600	$18
EOG Resources	31,600	2,304
EQT Corp	13,800	83
Equitrans Midstream Corp	11,600	112
Era Group Inc *	2,025	20
Evolution Petroleum	3,743	19
Exterran Corp *	3,623	20
Extraction Oil & Gas Inc *	9,170	13
Exxon Mobil Corp	230,800	14,337
Falcon Minerals	5,132	28
Forum Energy Technologies Inc *	7,622	8
FTS International Inc *	3,442	2
GasLog Ltd	5,318	34
Geospace Technologies *	1,833	25
Golar LNG	11,792	113
Goodrich Petroleum Corp *	1,096	7
Green Plains Inc	4,068	51
Gulfport Energy Corp *	19,369	30
Hallador Energy Co	2,989	5
Halliburton Co	47,700	1,040
Helix Energy Solutions Group Inc *	17,690	148
Helmerich & Payne Inc	5,800	235
Hess Corp	14,300	809
HighPoint Resources Corp *	11,475	13
HollyFrontier	8,700	391
Independence Contract Drilling *	5,019	4
International Seaways Inc *	3,037	68
Kinder Morgan Inc/DE	106,300	2,218
KLX Energy Services Holdings Inc *	2,579	10
Kosmos Energy Ltd	13,900	71
Laredo Petroleum Inc *	23,550	41
Liberty Oilfield Services Inc, Cl A	6,609	56
Magnolia Oil & Gas *	12,299	129
Mammoth Energy Services Inc	811	1
Marathon Oil Corp	45,200	514
Marathon Petroleum Corp	35,100	1,913
Matador Resources *	13,586	199
Matrix Service Co *	3,169	64
Montage Resources Corp *	3,069	11
Murphy Oil Corp	8,900	187
Nabors Industries Ltd	44,999	93
NACCO Industries, Cl A	510	24
National Energy Services Reunited *	3,242	21
National Oilwell Varco Inc	20,800	429
Natural Gas Services Group Inc *	1,731	18
NCS Multistage Holdings *	286	–
Newpark Resources Inc *	11,548	58
NextDecade Corp *	1,429	7
NexTier Oilfield Solutions *	20,032	103
Nine Energy Service Inc *	2,130	10
Noble Corp plc *	31,492	25
Noble Energy Inc	26,200	518
28	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Northern Oil and Gas Inc *	36,162	$60
Oasis Petroleum Inc *	40,351	91
Occidental Petroleum Corp	49,268	1,957
Oceaneering International Inc *	12,266	152
Oil States International Inc *	7,517	81
ONEOK Inc	22,400	1,677
Overseas Shipholding Group Inc, Cl A *	9,544	17
Pacific Drilling *	3,915	7
Panhandle Oil and Gas Inc, Cl A	2,115	15
Par Pacific Holdings Inc *	4,514	91
Parker Drilling *	1,297	22
Parsley Energy Inc, Cl A	14,400	240
Patterson-UTI Energy Inc	11,700	93
PBF Energy Inc, Cl A	6,500	177
PDC Energy Inc *	12,491	270
Peabody Energy Corp	7,620	52
Penn Virginia Corp *	1,776	38
Phillips 66	24,700	2,257
Pioneer Natural Resources Co	9,200	1,242
PrimeEnergy Resources *	86	13
ProPetro Holding Corp *	10,115	99
QEP Resources Inc	30,300	96
Range Resources Corp	11,500	35
Renewable Energy Group Inc *	4,419	116
REX American Resources Corp *	669	50
RigNet Inc *	1,730	7
Ring Energy Inc *	6,038	13
RPC Inc	7,602	34
SandRidge Energy Inc *	3,204	8
Schlumberger Ltd	75,700	2,537
Scorpio Tankers Inc	5,438	127
SEACOR Holdings Inc *	2,188	82
SEACOR Marine Holdings Inc *	2,584	27
Seadrill *	7,983	11
Select Energy Services, Cl A *	7,612	53
SFL	10,259	136
SilverBow Resources Inc *	866	5
SM Energy Co	14,204	130
Smart Sand Inc *	651	1
Solaris Oilfield Infrastructure, Cl A	4,002	46
Southwestern Energy *	66,976	105
Talos Energy Inc *	2,391	52
Targa Resources Corp	12,300	449
Teekay Tankers, Cl A	2,975	48
Tellurian Inc *	12,150	85
TETRA Technologies Inc *	12,862	20
Tidewater Inc *	4,819	73
Unit Corp *	6,909	3
Uranium Energy Corp *	24,860	21
US Silica Holdings Inc	8,988	46
US Well Services *	2,988	4
Valero Energy Corp	22,400	1,889
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
W&T Offshore Inc *	11,817	$49
Whiting Petroleum Corp *	11,510	52
Williams	65,000	1,345
World Fuel Services Corp	7,948	311
WPX Energy Inc *	21,600	258
		65,211
Financials — 9.4%
1st Constitution Bancorp	774	16
1st Source Corp	1,702	80
ACNB Corp	929	30
Affiliated Managers Group	2,900	232
Aflac Inc	39,500	2,037
AG Mortgage Investment Trust Inc "	3,787	60
AGNC Investment Corp "	29,200	543
Alerus Financial	500	11
Alleghany Corp *	800	638
Allegiance Bancshares Inc	2,265	84
Allstate Corp/The	17,600	2,086
Ally Financial Inc	22,100	708
Amalgamated Bank, Cl A	1,879	32
Ambac Financial Group Inc *	5,486	–
Amerant Bancorp, Cl A *	2,548	47
American Equity Investment Life Holding
Co	11,102	293
American Express Co	36,600	4,753
American Financial Group Inc/OH	3,900	424
American International Group Inc	47,400	2,382
American National Bankshares Inc	1,405	48
American National Insurance Co	400	44
Ameriprise Financial Inc	6,900	1,141
Ameris Bancorp	7,525	302
AMERISAFE Inc	2,398	164
Ames National Corp	1,012	27
Annaly Capital Management Inc "	75,400	736
Anworth Mortgage Asset Corp "	12,848	46
Apollo Commercial Real Estate Finance "	19,129	350
Arch Capital Group Ltd *	21,100	932
Ares Commercial Real Estate "	3,535	58
Ares Management, Cl A	8,915	321
Argo Group International Holdings	4,001	262
Arlington Asset Investment Corp, Cl A "	4,027	23
ARMOUR Residential Inc "	7,166	138
Arrow Financial Corp	1,669	59
Arthur J Gallagher & Co	9,800	1,005
Artisan Partners Asset Management Inc,
Cl A	6,156	206
Assetmark Financial Holdings *	1,623	48
Associated Banc-Corp	8,900	177
Associated Capital Group Inc	268	11
Assurant Inc	3,300	431
Assured Guaranty Ltd	5,700	261
Athene Holding Ltd, Cl A *	8,700	379
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Atlantic Capital Bancshares Inc *	2,654	$50
Atlantic Union Bankshares	9,776	329
Axis Capital Holdings Ltd	4,500	289
Axos Financial Inc *	7,216	203
B. Riley Financial	2,643	71
Banc of California Inc	5,584	89
BancFirst Corp	2,277	132
Bancorp Inc/The *	6,042	71
BancorpSouth Bank	12,353	353
Bank First	757	47
Bank of America Corp	443,300	14,554
Bank of Commerce Holdings	2,364	25
Bank of Hawaii Corp	2,200	197
Bank of Marin Bancorp	1,613	71
Bank of New York Mellon Corp/The	44,800	2,006
Bank of NT Butterfield & Son Ltd/The	4,859	161
Bank of Princeton/The	584	18
Bank OZK	6,600	179
Bank7	600	11
BankFinancial Corp	1,922	24
BankUnited Inc	5,300	175
Bankwell Financial Group Inc	917	25
Banner	4,385	226
Bar Harbor Bankshares	2,005	44
Baycom *	1,464	33
BCB Bancorp	1,377	18
Berkshire Hathaway Inc, Cl B *	106,700	23,947
Berkshire Hills Bancorp Inc	5,476	154
BGC Partners Inc, Cl A	14,900	86
BlackRock Inc, Cl A	6,500	3,428
Blackstone Mortgage Trust Inc, Cl A "	15,595	596
Blucora Inc *	5,938	134
BOK Financial Corp	1,800	142
Boston Private Financial Holdings Inc	10,563	120
Bridge Bancorp Inc	1,954	59
Bridgewater Bancshares Inc *	2,587	34
Brighthouse Financial Inc *	6,500	253
Brightsphere Investment Group	8,524	79
Brookline Bancorp Inc	9,936	151
Brown & Brown Inc	12,700	570
BRP Group, Cl A *	1,852	28
Bryn Mawr Bank Corp	2,556	96
Business First Bancshares Inc	1,655	41
Byline Bancorp Inc	3,043	59
C&F Financial Corp	335	17
Cadence BanCorp, Cl A	15,432	241
Cambridge Bancorp	568	41
Camden National	1,790	85
Cannae Holdings Inc *	8,321	338
Capital Bancorp Inc *	1,200	16
Capital City Bank Group Inc	1,777	51
Capital One Financial Corp	25,400	2,535
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Capitol Federal Financial Inc	16,354	$216
Capstar Financial Holdings Inc	1,987	30
Capstead Mortgage Corp "	12,017	99
Carolina Financial Corp	2,951	113
Carter Bank & Trust *	2,957	59
Cathay General Bancorp	9,539	344
Cboe Global Markets Inc	6,100	752
CBTX Inc	2,348	69
CenterState Bank Corp	14,756	333
Central Pacific Financial Corp	3,395	94
Central Valley Community Bancorp	1,508	28
Century Bancorp Inc/MA, Cl A	379	33
Charles Schwab Corp/The	62,600	2,851
Chemung Financial Corp	338	13
Cherry Hill Mortgage Investment Corp "	1,567	24
Chimera Investment Corp "	10,200	216
Chubb	24,500	3,724
Cincinnati Financial Corp	8,400	882
CIT Group	5,500	251
Citigroup	119,300	8,877
Citizens & Northern	1,595	41
Citizens Financial Group Inc	23,700	884
Citizens Inc/TX, Cl A *	6,525	40
City Holding	1,992	151
Civista Bancshares Inc	2,028	45
CME Group Inc, Cl A	19,300	4,190
CNA Financial Corp	1,500	67
CNB Financial Corp/PA	1,907	56
CNO Financial Group Inc	18,506	326
Coastal Financial Corp/WA *	760	14
Codorus Valley Bancorp Inc	1,320	29
Cohen & Steers	2,808	208
Colony Bankcorp	1,077	17
Colony Credit Real Estate Inc "	10,002	125
Columbia Banking System Inc	8,820	341
Columbia Financial Inc *	6,366	107
Comerica	7,800	477
Commerce Bancshares Inc/MO	5,670	384
Community Bank System Inc	6,273	416
Community Bankers Trust Corp	2,167	19
Community Financial Corp/The	493	17
Community Trust Bancorp Inc	1,863	82
ConnectOne Bancorp Inc	4,010	95
Cowen Inc, Cl A *	3,668	59
Crawford, Cl A	2,314	20
Credit Acceptance Corp *	600	257
CrossFirst Bankshares *	1,001	14
Cullen/Frost Bankers Inc	3,100	276
Curo Group Holdings Corp *	1,941	20
Customers Bancorp Inc *	3,421	73
CVB Financial Corp	16,453	342
Diamond Hill Investment Group Inc	380	53
30	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Dime Community Bancshares	4,092	$79	First Choice Bancorp	1,375	$33
Discover Financial Services	17,300	1,300	First Citizens BancShares, Cl A	400	211
Donegal Group Inc, Cl A	963	13	First Commonwealth Financial Corp	12,293	166
Donnelley Financial Solutions *	3,673	33	First Community Bankshares	1,843	54
Dynex Capital "	2,606	46	First Defiance Financial Corp	2,341	69
E*TRADE Financial Corp	12,300	524	First Financial Bancorp	11,993	288
Eagle Bancorp Inc	4,114	180	First Financial Bankshares Inc	16,072	539
East West Bancorp	7,900	362	First Financial Corp/IN	1,574	66
Eaton Vance Corp	6,100	279	First Financial Northwest Inc	854	12
eHealth Inc *	2,753	290	First Foundation Inc	4,993	82
Elevate Credit Inc *	3,319	19	First Guaranty Bancshares Inc	576	10
Ellington Financial	3,663	67	First Hawaiian Inc	7,200	209
Employers Holdings Inc	3,882	166	First Horizon National Corp	17,200	275
Encore Capital Group Inc *	3,758	128	First Internet Bancorp	1,057	28
Enova International *	4,224	106	First Interstate BancSystem Inc, Cl A	4,745	183
Enstar Group Ltd *	1,408	275	First Merchants Corp	6,808	271
Enterprise Bancorp Inc/MA	1,029	32	First Mid Bancshares Inc	1,731	57
Enterprise Financial Services Corp	2,996	130	First Midwest Bancorp Inc/IL	13,082	261
Equitable Holdings	22,600	543	First Northwest Bancorp	938	15
Equity Bancshares Inc, Cl A *	1,758	47	First of Long Island	2,884	64
Erie Indemnity Co, Cl A	1,300	216	First Republic Bank/CA	8,900	987
Esquire Financial Holdings Inc *	621	14	FirstCash Inc	5,135	447
ESSA Bancorp Inc	974	17	Flagstar Bancorp Inc	4,266	150
Essent Group Ltd	11,796	585	Flushing Financial	3,506	70
Evans Bancorp Inc	470	18	FNB Corp/PA	17,600	205
Evercore Inc, Cl A	2,200	169	FNCB Bancorp	2,453	19
Everest Re Group Ltd	2,200	608	Focus Financial Partners, Cl A *	3,876	109
Exantas Capital Corp "	4,028	49	Franklin Financial Network Inc	1,550	57
EZCORP, Cl A *	6,742	42	Franklin Financial Services	589	22
FactSet Research Systems Inc	2,000	572	Franklin Resources Inc	16,400	415
Farmers & Merchants Bancorp Inc/Archbold			FS Bancorp Inc	550	30
OH	1,349	40	Fulton Financial Corp	19,628	323
Farmers National Banc Corp	3,375	53	FVCBankcorp *	1,645	26
FB Financial Corp	2,126	76	GAIN Capital Holdings Inc	2,871	11
FBL Financial Group Inc, Cl A	1,167	63	GAMCO Investors, Cl A	790	13
Federal Agricultural Mortgage Corp, Cl C	1,160	89	Genworth Financial Inc, Cl A *	62,761	257
Federated Investors Inc, Cl B	11,869	430	German American Bancorp Inc	2,945	101
FedNat Holding Co	1,153	18	Glacier Bancorp Inc	10,779	457
FGL Holdings	18,399	178	Global Indemnity	820	26
Fidelity D&D Bancorp Inc	281	16	Globe Life	5,600	584
Fidelity National Financial Inc	14,400	702	Goldman Sachs Group Inc/The	17,400	4,137
Fifth Third Bancorp	39,900	1,135	Goosehead Insurance Inc, Cl A	1,468	77
Financial Institutions Inc	2,022	62	Granite Point Mortgage Trust Inc "	6,896	126
First American Financial	5,900	366	Great Ajax Corp "	2,189	33
First Bancorp Inc/ME	1,387	39	Great Southern Bancorp Inc	1,426	81
First BanCorp/Puerto Rico	26,458	245	Great Western Bancorp Inc	7,100	210
First Bancorp/Southern Pines NC	3,692	131	Green Dot Corp, Cl A *	5,853	176
First Bancshares	2,155	74	Greene County Bancorp Inc	497	15
First Bank/Hamilton NJ	2,288	24	Greenhill & Co Inc	1,721	27
First Busey Corp	6,347	162	Greenlight Capital Re, Cl A *	3,371	31
First Business Financial Services Inc	1,149	29	Guaranty Bancshares Inc/TX	1,088	33
First Capital	365	24	Hallmark Financial Services Inc *	1,721	30
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Hamilton Lane Inc, Cl A	2,655	$172
Hancock Whitney Corp	10,636	423
Hanmi Financial Corp	3,921	66
Hanover Insurance Group Inc/The	2,300	319
HarborOne Bancorp *	3,538	39
Hartford Financial Services Group Inc/The	19,500	1,156
Hawthorn Bancshares	799	18
HBT Financial *	1,259	24
HCI Group Inc	692	31
Health Insurance Innovations Inc, Cl A *	1,230	28
Heartland Financial USA Inc	4,354	213
Heritage Commerce Corp	6,970	81
Heritage Financial	4,607	119
Heritage Insurance Holdings	3,494	42
Hilltop Holdings Inc	8,515	193
Hingham Institution for Savings	188	39
Home Bancorp Inc	872	31
Home BancShares Inc/AR	19,323	369
HomeStreet Inc	2,623	84
HomeTrust Bancshares Inc	1,874	50
Hope Bancorp	15,111	210
Horace Mann Educators Corp	5,117	220
Horizon Bancorp	4,806	81
Houlihan Lokey Inc, Cl A	5,091	264
Howard Bancorp *	1,783	30
Huntington Bancshares Inc/OH	56,800	771
IBERIABANK Corp	6,443	468
Independence Holding Co	685	28
Independent Bank Corp/MI	2,838	61
Independent Bank Corp/Rockland MA	4,091	295
Independent Bank Group Inc	4,381	234
Interactive Brokers Group, Cl A	4,000	188
Intercontinental Exchange Inc	30,000	2,992
International Bancshares Corp	6,849	270
INTL. FCStone Inc *	2,018	96
Invesco Ltd	22,100	382
Invesco Mortgage Capital Inc "	17,769	311
Investar Holding	1,269	28
Investors Bancorp Inc	27,737	335
Investors Title	158	25
James River Group Holdings Ltd	3,594	154
Janus Henderson Group	8,900	225
Jefferies Financial Group	15,000	325
JPMorgan Chase & Co	169,900	22,488
Kearny Financial	10,017	124
Kemper Corp	3,300	246
KeyCorp	55,300	1,035
Kinsale Capital Group Inc	2,509	287
KKR Real Estate Finance Trust Inc "	3,002	63
Ladder Capital Corp, Cl A "	12,629	232
Ladenburg Thalmann Financial Services Inc	15,547	54
Lakeland Bancorp Inc	5,786	94
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Lakeland Financial	3,072	$146
Lazard Ltd, Cl A (A)	6,300	264
LCNB Corp	1,691	28
Legg Mason	4,600	180
LendingClub *	8,131	95
LendingTree Inc *	400	124
Level One Bancorp Inc	539	13
Lincoln National	11,600	632
Live Oak Bancshares Inc	3,295	58
Loews	14,300	736
LPL Financial Holdings Inc	4,600	424
Luther Burbank Corp	2,736	28
M&T Bank Corp	7,200	1,213
Macatawa Bank Corp	3,521	37
Mackinac Financial	1,306	20
MainStreet Bancshares *	999	22
Malvern Bancorp Inc *	769	15
Markel *	740	868
MarketAxess Holdings Inc	2,000	708
Marlin Business Services Corp	1,199	24
Marsh & McLennan Cos Inc	27,700	3,099
MBIA Inc *	9,685	88
Medallion Financial *	2,955	20
Mercantile Bank Corp	1,929	63
Merchants Bancorp/IN	946	19
Mercury General	1,500	74
Meridian Bancorp	6,120	110
Meta Financial Group Inc	4,258	158
MetLife	43,100	2,143
Metrocity Bankshares	1,954	31
Metropolitan Bank Holding Corp *	933	46
MFA Financial Inc "	24,400	190
MGIC Investment Corp	19,300	266
Mid Penn Bancorp Inc	764	18
Midland States Bancorp Inc	2,749	73
MidWestOne Financial Group Inc	1,397	45
MMA Capital Holdings *	684	21
Moelis & Co, Cl A	5,818	209
Moody's Corp	9,100	2,337
Morgan Stanley	63,400	3,313
Morningstar Inc	1,000	157
Mr Cooper Group Inc *	9,238	114
MSCI Inc, Cl A	4,500	1,286
MutualFirst Financial Inc	662	25
MVB Financial Corp	1,285	26
Nasdaq Inc	6,300	734
National Bank Holdings Corp, Cl A	3,628	118
National Bankshares Inc	856	35
National General Holdings Corp	8,274	180
National Western Life Group, Cl A	296	79
Navient	13,300	191
NBT Bancorp Inc	5,312	201
32	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Nelnet Inc, Cl A	2,208	$126	PNC Financial Services Group Inc/The	23,800	$3,535
New Residential Investment Corp "	21,900	367	Popular Inc	5,400	302
New York Community Bancorp Inc	25,100	278	PRA Group Inc *	5,591	198
New York Mortgage Trust Inc "	32,956	209	Preferred Bank/Los Angeles CA	1,661	100
NI Holdings Inc *	1,329	20	Premier Financial Bancorp Inc	1,794	30
Nicolet Bankshares Inc *	1,118	79	Primerica Inc	2,300	273
NMI Holdings Inc, Cl A *	8,008	256	Principal Financial Group Inc	15,100	800
Northeast Bank	764	15	ProAssurance Corp	6,580	200
Northern Trust Corp	11,000	1,076	Progressive Corp/The	31,600	2,550
Northfield Bancorp Inc	5,269	84	ProSight Global *	1,266	18
Northrim BanCorp Inc	699	26	Prosperity Bancshares Inc	3,600	253
Northwest Bancshares Inc	12,306	194	Protective Insurance Corp	961	15
Norwood Financial	797	27	Provident Bancorp *	925	11
Oak Valley Bancorp	717	13	Provident Financial Holdings	850	19
OceanFirst Financial Corp	6,856	159	Provident Financial Services Inc	7,667	175
Ocwen Financial Corp *	15,664	19	Prudential Bancorp Inc	893	16
OFG Bancorp	6,149	121	Prudential Financial Inc	22,500	2,049
Ohio Valley Banc Corp	416	14	Pzena Investment Management Inc, Cl A	1,744	14
Old National Bancorp/IN	20,652	370	QCR Holdings Inc	1,732	71
Old Republic International Corp	15,400	347	Radian Group Inc	24,840	608
Old Second Bancorp Inc	3,820	47	Raymond James Financial Inc	6,900	631
On Deck Capital *	7,444	30	RBB Bancorp	2,155	42
OneMain Holdings, Cl A	4,200	178	Ready Capital Corp "	3,911	64
OP Bancorp	1,304	13	Red River Bancshares	604	32
Oportun Financial *	1,007	21	Redwood Trust Inc "	13,759	243
Oppenheimer Holdings Inc, Cl A	1,303	36	Regional Management *	1,028	28
Opus Bank	2,614	70	Regions Financial Corp	52,600	819
Orchid Island Capital Inc, Cl A "	8,330	50	Reinsurance Group of America Inc, Cl A	3,400	490
Origin Bancorp Inc	2,267	80	Reliant Bancorp Inc	1,166	25
Orrstown Financial Services	1,392	29	RenaissanceRe Holdings Ltd	2,200	417
Pacific Mercantile Bancorp *	1,632	11	Renasant Corp	6,772	216
Pacific Premier Bancorp Inc	7,259	216	Republic Bancorp Inc/KY, Cl A	1,200	50
PacWest Bancorp	6,700	235	Republic First Bancorp Inc *	4,781	15
Palomar Holdings, Cl A *	1,540	82	Richmond Mutual Bancorporation *	1,822	28
Park National Corp	1,605	152	Riverview Bancorp Inc	2,136	16
Parke Bancorp Inc	1,229	26	RLI Corp	4,932	459
PCB Bancorp	1,690	26	S&P Global Inc	13,400	3,936
PCSB Financial Corp	2,148	43	S&T Bancorp	4,742	178
PDL Community Bancorp *	921	13	Safeguard Scientifics Inc	2,203	23
Peapack Gladstone Financial Corp	2,193	64	Safety Insurance Group Inc	1,832	169
Penns Woods Bancorp	948	30	Sandy Spring Bancorp Inc	4,355	152
PennyMac Financial Services Inc	3,025	102	Santander Consumer USA Holdings Inc	6,300	168
PennyMac Mortgage Investment Trust "	11,203	260	SB One Bancorp	1,120	27
Peoples Bancorp	2,303	75	Sculptor Capital Management, Cl A (A)	2,214	51
Peoples Bancorp of North Carolina	485	13	Seacoast Banking Corp of Florida *	6,180	168
Peoples Financial Services	807	37	Select Bancorp *	2,260	26
People's United Financial Inc	21,100	325	Selective Insurance Group Inc	7,225	479
People's Utah Bancorp	1,941	51	ServisFirst Bancshares	5,800	213
Pinnacle Financial Partners Inc	4,100	242	Shore Bancshares Inc	1,737	28
Pioneer Bancorp *	1,576	23	Siebert Financial Corp *	1,183	8
Piper Sandler	1,695	140	Sierra Bancorp	1,864	50
PJT Partners Inc	2,700	124	Signature Bank/New York NY	2,800	397
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Silvercrest Asset Management Group, Cl A	878	$10
Simmons First National Corp, Cl A	11,886	285
SLM Corp	23,700	259
SmartFinancial Inc	1,613	35
South Plains Financial	1,374	30
South State Corp	4,173	316
Southern First Bancshares Inc *	940	37
Southern Missouri Bancorp Inc	1,019	36
Southern National Bancorp of Virginia Inc	2,585	40
Southside Bancshares Inc	4,034	142
Spirit of Texas Bancshares Inc *	1,577	33
Starwood Property Trust Inc "	14,600	375
State Auto Financial Corp	2,171	65
State Street Corp	19,800	1,497
Sterling Bancorp Inc/MI	1,880	14
Sterling Bancorp/DE	11,700	234
Stewart Information Services	2,961	124
Stifel Financial Corp	8,148	527
Stock Yards Bancorp Inc	2,585	100
Summit Financial Group Inc	1,259	31
SVB Financial Group *	2,900	697
Synchrony Financial	35,200	1,141
Synovus Financial Corp	8,700	305
T Rowe Price Group	12,700	1,696
TCF Financial	8,271	350
TD Ameritrade Holding Corp	15,200	722
Territorial Bancorp Inc	1,060	31
Texas Capital Bancshares Inc *	2,700	148
TFS Financial Corp	2,700	55
Third Point Reinsurance Ltd *	9,499	103
Timberland Bancorp Inc/WA	1,018	29
Tiptree Inc	2,675	18
Tompkins Financial Corp	1,775	153
Towne Bank/Portsmouth VA	8,184	217
TPG RE Finance Trust Inc "	5,990	123
Travelers Cos Inc/The	14,000	1,843
TriCo Bancshares	3,229	118
TriState Capital Holdings Inc *	2,942	68
Triumph Bancorp *	2,939	115
Truist Financial	73,727	3,802
Trupanion Inc *	3,624	116
TrustCo Bank Corp NY	12,031	95
Trustmark Corp	7,911	253
Two Harbors Investment Corp "	13,400	204
UMB Financial Corp	5,462	363
Umpqua Holdings	11,900	201
Union Bankshares	399	13
United Bankshares	11,935	409
United Community Banks Inc/GA	9,707	271
United Community Financial Corp/OH	5,652	62
United Fire Group Inc	2,657	118
United Insurance Holdings Corp	2,581	26
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
United Security Bancshares/Fresno CA	1,351	$13
Unity Bancorp Inc	780	17
Universal Insurance Holdings Inc	3,641	89
Univest Financial Corp	3,697	92
Unum Group	11,100	296
US Bancorp	78,800	4,194
Valley National Bancorp	48,051	506
Veritex Holdings Inc	6,097	173
Virtu Financial Inc, Cl A	2,200	37
Virtus Investment Partners Inc	804	99
Voya Financial Inc	7,300	436
Waddell & Reed Financial Inc, Cl A	8,717	139
Walker & Dunlop	3,453	229
Washington Federal Inc	9,805	333
Washington Trust Bancorp Inc	1,927	91
Waterstone Financial Inc	2,833	50
Watford Holdings *	2,259	49
Webster Financial Corp	5,000	224
Wells Fargo & Co	208,400	9,782
WesBanco Inc	8,054	267
West Bancorporation Inc	2,116	48
Westamerica Bancorporation	3,211	203
Western Alliance Bancorp	5,400	298
Western Asset Mortgage Capital Corp "	6,180	66
Western New England Bancorp Inc	2,754	25
Westwood Holdings Group Inc	1,098	31
White Mountains Insurance Group Ltd	200	223
Willis Towers Watson PLC	7,100	1,500
Wintrust Financial Corp	3,000	190
WisdomTree Investments	17,050	72
World Acceptance Corp *	645	56
WR Berkley Corp	7,750	570
WSFS Financial Corp	6,253	249
Zions Bancorp NA	9,100	414
		249,485
Health Care — 9.8%
89bio *	458	12
Abbott Laboratories	93,400	8,139
AbbVie Inc	80,600	6,530
Abeona Therapeutics Inc *	3,338	7
ABIOMED Inc *	2,300	428
Acadia Healthcare Co Inc *	4,700	151
ACADIA Pharmaceuticals Inc *	13,846	553
Accelerate Diagnostics Inc *	3,413	57
Acceleron Pharma Inc *	5,565	505
Accuray *	11,485	45
AcelRx Pharmaceuticals *	10,845	18
Acer Therapeutics *	753	3
Aclaris Therapeutics Inc *	2,493	3
Acorda Therapeutics Inc *	5,936	12
Adamas Pharmaceuticals Inc *	2,663	14
Addus HomeCare Corp *	1,504	142
34	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
ADMA Biologics Inc *	5,750	$23	Assertio Therapeutics Inc *	8,716	$9
Aduro Biotech Inc *	4,159	7	Atara Biotherapeutics Inc *	6,630	88
Adverum Biotechnologies Inc *	6,443	64	Athenex Inc *	8,318	111
Aeglea BioTherapeutics Inc *	3,577	26	Athersys Inc *	16,910	23
Aerie Pharmaceuticals *	5,354	110	Atreca, Cl A *	800	15
Agenus Inc *	13,882	52	AtriCure Inc *	4,641	181
AgeX Therapeutics *	3,277	5	Atrion Corp	179	129
Agilent Technologies Inc	17,400	1,437	Avanos Medical Inc *	5,807	160
Agios Pharmaceuticals *	2,800	136	Avantor *	12,700	235
Aimmune Therapeutics Inc *	5,561	173	Avid Bioservices Inc *	7,452	49
Akcea Therapeutics *	1,276	22	Avrobio Inc *	2,617	57
Akebia Therapeutics Inc *	14,108	102	Axogen Inc *	4,369	54
Akero Therapeutics *	698	17	Axonics Modulation Technologies Inc *	1,996	58
Akorn *	12,389	19	Axsome Therapeutics *	3,069	266
Albireo Pharma Inc *	1,368	31	Baudax Bio *	1,056	9
Aldeyra Therapeutics Inc *	2,146	11	Baxter International Inc	26,300	2,346
Alector *	3,635	102	Becton Dickinson and Co	14,500	3,990
Alexion Pharmaceuticals Inc *	11,700	1,163	Beyondspring *	1,454	22
Align Technology Inc *	4,300	1,106	BioCryst Pharmaceuticals Inc *	19,084	54
Allakos *	2,370	171	BioDelivery Sciences International *	10,748	56
Allergan PLC	17,900	3,341	Biogen Inc *	9,800	2,635
Allogene Therapeutics Inc *	4,938	107	Biohaven Pharmaceutical Holding *	4,824	234
Allscripts Healthcare Solutions Inc *	19,629	168	BioLife Solutions *	983	14
Alnylam Pharmaceuticals Inc *	5,100	585	BioMarin Pharmaceutical Inc *	9,600	802
Alphatec Holdings *	4,307	30	Bio-Rad Laboratories Inc, Cl A *	1,200	433
AMAG Pharmaceuticals Inc *	4,446	39	BioSig Technologies *	2,228	11
Amedisys Inc *	3,842	678	BioSpecifics Technologies Corp *	809	48
American Renal Associates Holdings Inc *	2,640	24	Bio-Techne Corp	2,000	420
AmerisourceBergen Corp, Cl A	8,400	719	BioTelemetry Inc *	4,100	201
Amgen Inc	32,700	7,065	Bioxcel Therapeutics *	989	16
Amicus Therapeutics Inc *	31,639	280	Bluebird Bio Inc *	3,000	239
AMN Healthcare Services Inc *	5,709	385	Blueprint Medicines Corp *	6,627	420
Amneal Pharmaceuticals Inc *	14,079	63	Boston Scientific Corp *	75,200	3,149
Amphastar Pharmaceuticals Inc *	4,508	85	Bridgebio Pharma *	2,711	94
AnaptysBio *	3,114	45	Bristol-Myers Squibb Co	127,600	8,032
Anavex Life Sciences *	6,118	18	Brookdale Senior Living Inc, Cl A *	22,555	149
AngioDynamics *	4,681	64	Bruker Corp	5,500	272
ANI Pharmaceuticals *	1,134	70	Cabaletta Bio *	975	16
Anika Therapeutics *	1,679	69	Calithera Biosciences Inc *	4,954	30
Antares Pharma *	19,195	70	Calyxt Inc *	1,360	8
Anthem Inc	13,800	3,661	Cantel Medical Corp	2,000	130
Apellis Pharmaceuticals Inc *	6,991	287	Cara Therapeutics Inc *	4,757	77
Apollo Medical Holdings Inc *	750	13	Cardinal Health	16,300	835
Applied Therapeutics *	697	37	Cardiovascular Systems Inc *	4,228	192
Aprea Therapeutics *	737	28	CareDx *	5,209	126
Apyx Medical *	4,551	35	CASI Pharmaceuticals Inc *	5,035	14
Arcus Biosciences Inc *	4,286	38	Castle Biosciences *	500	15
Ardelyx Inc *	5,173	37	Castlight Health Inc, Cl B *	13,395	17
Arena Pharmaceuticals Inc *	6,253	286	Catalent Inc *	7,900	483
Arrowhead Pharmaceuticals Inc *	11,536	483	Catalyst Pharmaceuticals Inc *	12,726	52
Arvinas Inc *	2,685	130	Catasys *	1,012	17
Assembly Biosciences Inc *	3,015	53	Celcuity Inc *	599	7
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Cellular Biomedicine Group Inc *	1,674	$29
CEL-SCI *	3,574	47
Centene Corp *	31,226	1,961
Cerecor *	3,177	13
Cerner Corp	16,900	1,214
Cerus Corp *	17,338	70
Charles River Laboratories International
Inc *	2,600	402
Checkpoint Therapeutics *	3,539	6
Chemed Corp	800	374
ChemoCentryx Inc *	4,944	210
Chiasma *	3,570	17
Chimerix Inc *	4,723	8
ChromaDex *	5,313	23
Cigna Corp	20,000	3,848
Clovis Oncology Inc *	6,126	51
Codexis Inc *	6,532	102
Coherus Biosciences Inc *	7,847	142
Collegium Pharmaceutical Inc *	3,860	78
Community Health Systems *	10,777	46
Computer Programs & Systems	1,676	44
Concert Pharmaceuticals Inc *	2,459	26
ConforMIS *	8,610	9
CONMED Corp	3,359	342
Constellation Pharmaceuticals Inc *	1,851	61
Cooper Cos Inc/The	2,600	902
Corbus Pharmaceuticals Holdings *	7,325	47
Corcept Therapeutics Inc *	11,778	149
CorMedix *	3,258	21
Cortexyme *	1,400	66
CorVel *	1,058	97
Covetrus Inc *	3,300	41
Crinetics Pharmaceuticals Inc *	1,482	32
Cross Country Healthcare Inc *	4,229	42
CryoLife *	4,481	133
CryoPort Inc *	3,597	64
Cue Biopharma Inc *	2,630	40
Cutera Inc *	1,642	46
CVS Health	70,100	4,754
Cyclerion Therapeutics Inc *	3,176	10
Cymabay Therapeutics Inc *	7,972	12
Cytokinetics Inc *	7,029	86
CytomX Therapeutics Inc *	5,864	44
CytoSorbents Corp *	4,202	21
Danaher Corp	33,600	5,405
DaVita Inc *	5,400	431
Deciphera Pharmaceuticals Inc *	2,397	150
Denali Therapeutics *	5,778	134
DENTSPLY SIRONA Inc	11,900	666
Dermira Inc *	5,693	108
DexCom Inc *	4,800	1,156
Dicerna Pharmaceuticals Inc *	6,314	125
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Diplomat Pharmacy Inc *	7,639	$30
Dynavax Technologies, Cl A *	9,917	50
Eagle Pharmaceuticals Inc/DE *	1,120	60
Editas Medicine Inc *	6,469	171
Edwards Lifesciences Corp *	11,500	2,528
Eidos Therapeutics Inc *	1,299	69
Eiger BioPharmaceuticals *	3,158	39
Elanco Animal Health Inc *	18,200	562
ElectroCore *	356	–
Eli Lilly	46,300	6,465
Eloxx Pharmaceuticals Inc *	2,365	9
Emergent BioSolutions Inc *	5,631	310
Enanta Pharmaceuticals Inc *	2,090	108
Encompass Health Corp	5,300	408
Enochian Biosciences *	2,200	10
Ensign Group Inc/The	6,221	281
Envista Holdings *	7,800	231
Enzo Biochem *	4,500	11
Epizyme Inc *	9,484	199
Esperion Therapeutics Inc *	3,039	164
Evelo Biosciences Inc *	1,670	10
Evofem Biosciences *	2,133	11
Evolent Health Inc, Cl A *	8,906	90
Evolus Inc *	2,563	26
Exact Sciences *	6,500	606
Exagen *	516	11
Exelixis Inc *	16,000	275
EyePoint Pharmaceuticals *	9,317	17
Fate Therapeutics Inc *	7,326	186
FibroGen Inc *	9,568	400
Five Prime Therapeutics Inc *	3,205	15
Flexion Therapeutics Inc *	4,072	71
Fluidigm *	8,836	34
Forty Seven Inc *	2,816	104
Frequency Therapeutics *	829	20
Fulcrum Therapeutics *	701	12
G1 Therapeutics Inc *	4,317	84
Galectin Therapeutics *	4,622	12
Genesis Healthcare Inc, Cl A *	12,164	18
GenMark Diagnostics Inc *	7,181	39
Geron Corp *	24,676	32
Gilead Sciences Inc	69,700	4,405
Glaukos Corp *	4,760	268
Global Blood Therapeutics Inc *	7,133	466
Globus Medical Inc, Cl A *	9,432	493
GlycoMimetics Inc *	4,609	20
Gossamer Bio Inc *	5,232	69
Gritstone Oncology Inc *	3,363	30
Guardant Health *	1,900	144
Haemonetics Corp *	6,289	675
Halozyme Therapeutics Inc *	17,632	335
Hanger *	4,396	107
36	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Harpoon Therapeutics *	933	$12	Karuna Therapeutics *	600	$57
HCA Healthcare Inc	14,900	2,068	Karyopharm Therapeutics Inc *	7,138	115
Health Catalyst *	937	31	Kezar Life Sciences Inc *	1,335	4
HealthEquity Inc *	8,480	560	Kindred Biosciences Inc *	4,926	43
HealthStream Inc *	3,340	85	Kiniksa Pharmaceuticals Ltd, Cl A *	1,920	28
Henry Schein Inc *	8,300	572	Kodiak Sciences Inc *	2,824	172
Heron Therapeutics Inc *	10,339	216	Krystal Biotech *	1,354	71
Heska Corp *	882	88	Kura Oncology Inc *	4,298	50
Hill-Rom Holdings Inc	3,600	383	La Jolla Pharmaceutical Co *	2,552	17
HMS Holdings Corp *	10,690	292	Laboratory Corp of America Holdings *	5,500	965
Hologic Inc *	14,500	776	Lannett Co Inc *	3,581	29
Homology Medicines Inc *	3,170	50	Lantheus Holdings *	4,688	82
Hookipa Pharma *	1,448	17	LeMaitre Vascular Inc	1,938	70
Horizon Therapeutics *	10,000	345	Lexicon Pharmaceuticals Inc *	4,482	14
Humana *	7,200	2,421	LHC Group Inc *	3,717	542
ICU Medical Inc *	800	146	Ligand Pharmaceuticals *	2,085	183
IDEXX Laboratories *	4,700	1,274	Lineage Cell Therapeutics *	13,360	14
IGM Biosciences *	538	18	Liquidia Technologies Inc *	1,969	11
Illumina Inc *	8,000	2,321	LivaNova PLC *	5,984	407
ImmunoGen *	17,408	82	Livongo Health *	1,696	41
Immunomedics Inc *	21,679	403	LogicBio Therapeutics Inc *	946	9
Incyte *	9,600	701	Luminex Corp	5,270	120
Innoviva *	7,806	108	MacroGenics *	6,105	56
Inogen *	2,240	99	Madrigal Pharmaceuticals *	948	79
Inovalon Holdings Inc, Cl A *	8,705	176	Magellan Health Inc *	2,674	196
Inovio Pharmaceuticals *	12,497	57	Magenta Therapeutics Inc *	2,083	25
Insmed Inc *	10,974	225	MannKind *	24,139	35
Inspire Medical Systems Inc *	1,624	121	Marinus Pharmaceuticals *	6,909	14
Insulet Corp *	3,200	621	Marker Therapeutics *	3,703	10
Integer Holdings Corp *	4,000	342	Masimo *	2,500	427
Integra LifeSciences Holdings Corp *	3,900	215	McKesson Corp	10,100	1,440
Intellia Therapeutics Inc *	4,972	59	MediciNova Inc *	5,344	31
Intercept Pharmaceuticals Inc *	3,124	289	MEDNAX Inc *	4,800	111
Intersect ENT Inc *	3,845	99	Medpace Holdings *	3,392	290
Intra-Cellular Therapies Inc, Cl A *	5,397	122	Medtronic PLC	73,200	8,450
Intrexon Corp *	8,483	39	MEI Pharma *	9,466	22
IntriCon *	1,132	19	MeiraGTx Holdings plc *	2,064	37
Intuitive Surgical Inc *	6,200	3,471	Menlo Therapeutics Inc *	2,335	11
Invacare Corp	4,514	35	Merck & Co Inc	139,000	11,876
Invitae Corp *	10,625	198	Meridian Bioscience Inc	5,470	54
Ionis Pharmaceuticals Inc *	6,800	397	Merit Medical Systems Inc *	6,602	240
Iovance Biotherapeutics Inc *	14,614	318	Mersana Therapeutics *	4,091	28
IQVIA Holdings Inc *	9,500	1,475	Mesa Laboratories Inc	465	122
iRadimed Corp *	665	17	Mettler-Toledo International Inc *	1,300	984
iRhythm Technologies Inc *	3,312	284	Millendo Therapeutics *	1,375	11
Ironwood Pharmaceuticals Inc, Cl A *	18,861	228	Minerva Neurosciences Inc *	4,091	33
Johnson & Johnson	144,800	21,556	Mirati Therapeutics *	3,351	291
Joint *	1,771	30	Misonix *	1,017	17
Jounce Therapeutics Inc *	2,558	16	Moderna Inc *	11,300	232
Kadmon Holdings Inc *	18,664	86	Molecular Templates Inc *	2,276	34
Kala Pharmaceuticals Inc *	2,057	12	Molina Healthcare Inc *	3,400	418
KalVista Pharmaceuticals *	1,573	24	Momenta Pharmaceuticals Inc *	12,217	355
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Morphic Holding *	748	$15
Mustang Bio Inc *	4,166	15
Mylan NV *	28,000	600
MyoKardia Inc *	5,472	372
Myriad Genetics Inc *	8,750	242
NanoString Technologies Inc *	4,223	115
Natera *	7,666	268
National HealthCare Corp	1,535	129
National Research Corp, Cl A	1,430	97
Natus Medical Inc *	4,170	130
Nektar Therapeutics, Cl A *	8,500	169
Neogen Corp *	6,324	425
NeoGenomics Inc *	11,728	378
Neon Therapeutics Inc *	428	1
Neurocrine Biosciences Inc *	4,900	490
Neuronetics Inc *	1,832	7
Nevro Corp *	3,688	490
NextCure *	1,732	74
NextGen Healthcare Inc *	6,811	94
NGM Biopharmaceuticals *	3,003	49
Novavax	2,319	18
Novocure Ltd *	10,648	867
NuVasive Inc *	6,439	497
Ocular Therapeutix Inc *	4,575	20
Odonate Therapeutics Inc *	1,386	40
Omeros Corp *	5,940	76
Omnicell Inc *	5,150	419
Oncocyte *	3,314	9
OPKO Health Inc *	49,308	72
OptimizeRx *	1,661	18
Optinose Inc *	3,451	27
Option Care Health *	15,401	64
OraSure Technologies Inc *	7,869	55
Organogenesis Holdings, Cl A *	1,654	7
Orthofix Medical *	2,218	96
OrthoPediatrics Corp *	1,158	53
Osmotica Pharmaceuticals PLC *	285	2
Owens & Minor Inc	7,287	46
Oyster Point Pharma *	796	25
Pacific Biosciences of California Inc *	17,584	82
Pacira BioSciences Inc *	4,959	214
Palatin Technologies *	20,556	13
Paratek Pharmaceuticals Inc *	3,303	11
Patterson	10,174	224
PDL BioPharma Inc *	14,056	46
Pennant Group *	3,182	84
Penumbra Inc *	1,700	298
PerkinElmer Inc	6,000	555
Personalis *	1,428	16
PetIQ Inc, Cl A *	2,430	72
Pfenex Inc *	3,456	37
Pfizer Inc	303,300	11,295
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
PhaseBio Pharmaceuticals *	1,923	$10
Phathom Pharmaceuticals *	1,237	41
Phibro Animal Health Corp, Cl A	2,638	63
Phreesia *	1,176	36
Pieris Pharmaceuticals Inc *	5,340	20
PolarityTE Inc *	297	1
Portola Pharmaceuticals Inc, Cl A *	9,233	118
PRA Health Sciences *	3,200	324
Precision BioSciences *	4,419	36
Premier Inc, Cl A *	2,800	97
Prestige Consumer Healthcare Inc *	6,179	251
Prevail Therapeutics *	1,122	21
Principia Biopharma *	2,263	119
Progenics Pharmaceuticals Inc *	11,239	50
Progyny *	1,427	40
Protagonist Therapeutics *	2,101	16
Providence Service Corp/The *	1,432	93
PTC Therapeutics Inc *	7,374	380
Pulse Biosciences Inc *	1,094	15
Puma Biotechnology Inc *	3,895	31
QIAGEN NV *	12,100	409
Quanterix Corp *	1,662	45
Quest Diagnostics Inc	7,400	819
Quidel Corp *	4,356	335
R1 RCM Inc *	12,910	161
Ra Pharmaceuticals Inc *	4,305	202
Radius Health Inc *	5,734	101
RadNet *	5,251	119
Reata Pharmaceuticals Inc, Cl A *	2,727	597
Recro Pharma Inc *	2,235	37
Regeneron Pharmaceuticals Inc *	4,400	1,487
REGENXBIO Inc *	4,190	182
Repligen Corp *	6,423	645
Replimune Group *	1,659	26
ResMed	7,700	1,224
resTORbio *	2,110	3
Retrophin Inc *	5,255	81
Revance Therapeutics Inc *	5,667	127
Rhythm Pharmaceuticals Inc *	3,740	66
Rigel Pharmaceuticals Inc *	19,793	45
Rocket Pharmaceuticals Inc *	3,545	73
Rockwell Medical Inc *	7,793	20
RTI Surgical Holdings Inc *	5,847	24
Rubius Therapeutics Inc *	4,485	35
Sage Therapeutics *	2,700	179
Sangamo Therapeutics Inc *	13,983	103
Sarepta Therapeutics *	3,600	417
Satsuma Pharmaceuticals *	699	17
Savara Inc *	2,735	7
Scholar Rock Holding Corp *	2,223	27
SeaSpine Holdings Corp *	2,158	32
Seattle Genetics Inc *	5,900	640
38	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Select Medical Holdings Corp *	13,536	$309
Senseonics Holdings Inc *	14,599	12
Seres Therapeutics Inc *	5,265	17
Shockwave Medical *	3,135	136
SI-BONE Inc *	2,146	45
Sientra Inc *	4,783	29
SIGA Technologies Inc *	7,321	38
Silk Road Medical *	1,913	89
Simulations Plus Inc	1,578	51
Solid Biosciences Inc *	2,373	8
Soliton *	700	8
Sorrento Therapeutics Inc *	15,195	58
Spectrum Pharmaceuticals *	13,597	34
Spero Therapeutics Inc *	1,014	9
SpringWorks Therapeutics *	1,284	40
STAAR Surgical *	5,507	185
Stemline Therapeutics Inc *	5,858	39
STERIS PLC	4,600	693
Stoke Therapeutics *	1,034	29
Strongbridge Biopharma *	5,276	15
Stryker Corp	18,600	3,919
Supernus Pharmaceuticals Inc *	6,106	140
Surgery Partners Inc *	2,790	47
Surmodics Inc *	1,563	62
Sutro Biopharma Inc *	1,568	16
Syndax Pharmaceuticals Inc *	1,836	17
Syneos Health Inc, Cl A *	7,720	474
Synlogic Inc *	1,597	4
Syros Pharmaceuticals *	4,706	33
Tabula Rasa HealthCare *	2,361	137
Tactile Systems Technology Inc *	2,223	125
Tandem Diabetes Care Inc *	6,972	530
TCR2 Therapeutics *	1,295	19
Teladoc Health Inc *	8,874	903
Teleflex Inc	2,500	929
Tenet Healthcare Corp *	12,736	403
TG Therapeutics Inc *	10,174	145
TherapeuticsMD Inc *	28,398	64
Theravance Biopharma Inc *	5,553	155
Thermo Fisher Scientific	21,700	6,796
Tivity Health *	5,767	125
Tocagen Inc *	1,466	1
TransEnterix *	1,365	2
Translate Bio Inc *	3,941	28
TransMedics Group *	1,898	33
Tricida Inc *	2,641	93
Triple-S Management Corp, Cl B *	2,998	53
Turning Point Therapeutics *	3,406	199
Twist Bioscience Corp *	2,739	68
Tyme Technologies Inc *	5,478	8
Ultragenyx Pharmaceutical Inc *	6,703	352
United Therapeutics Corp *	2,300	225
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
UnitedHealth Group Inc	51,500	$14,031
UNITY Biotechnology Inc *	3,574	21
Universal Health Services Inc, Cl B	4,600	631
UroGen Pharma *	2,415	71
US Physical Therapy Inc	1,556	182
Utah Medical Products Inc	408	38
Vanda Pharmaceuticals Inc *	6,585	84
Vapotherm Inc *	1,795	19
Varex Imaging Corp *	4,588	127
Varian Medical Systems Inc *	5,000	703
VBI Vaccines *	20,421	28
Veeva Systems Inc, Cl A *	6,800	997
Veracyte Inc *	5,909	155
Vericel Corp *	5,571	91
Verrica Pharmaceuticals *	1,387	20
Vertex Pharmaceuticals Inc *	13,900	3,156
Viela Bio *	600	24
ViewRay Inc *	8,225	26
Viking Therapeutics Inc *	8,038	50
Vir Biotechnology *	1,069	28
Vocera Communications Inc *	3,825	84
Voyager Therapeutics Inc *	2,789	31
Waters Corp *	3,500	783
WaVe Life Sciences Ltd *	2,639	19
West Pharmaceutical Services Inc	4,000	624
Wright Medical Group NV *	15,574	469
X4 Pharmaceuticals *	1,636	14
XBiotech *	2,419	54
Xencor Inc *	5,815	197
Xeris Pharmaceuticals Inc *	2,954	19
Y-mAbs Therapeutics Inc *	3,008	99
Zimmer Biomet Holdings Inc	11,100	1,642
ZIOPHARM Oncology Inc *	20,500	81
Zoetis Inc, Cl A	26,400	3,543
Zogenix *	5,268	265
Zynerba Pharmaceuticals *	2,785	14
Zynex *	2,153	21
		260,711
Industrials — 7.1%
3M	30,500	4,839
AAON Inc	5,112	268
AAR Corp	4,138	176
ABM Industries Inc	8,197	313
Acacia Research Corp *	4,924	12
ACCO Brands Corp	11,510	99
Acuity Brands Inc	2,200	259
ADT Inc	5,800	36
Advanced Disposal Services Inc *	8,957	295
Advanced Drainage Systems	5,337	222
AECOM *	8,500	410
Aegion Corp, Cl A *	3,754	78
Aerojet Rocketdyne Holdings Inc *	9,068	472
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Aerovironment Inc *	2,652	$177
AGCO	3,600	253
Air Lease Corp, Cl A	5,300	228
Air Transport Services Group Inc *	7,300	153
Aircastle Ltd	6,454	207
Alamo Group Inc	1,219	152
Alaska Air Group Inc	6,600	426
Albany International Corp, Cl A	3,790	264
Allegiant Travel Co, Cl A	1,602	269
Allegion PLC	5,200	672
Allied Motion Technologies Inc	762	35
Allison Transmission Holdings Inc	6,200	274
Altra Industrial Motion Corp	7,909	263
AMERCO	400	149
Ameresco Inc, Cl A *	2,914	56
American Airlines Group Inc	22,600	607
American Superconductor *	2,918	18
American Woodmark *	2,067	227
AMETEK Inc	12,500	1,214
AO Smith	7,700	329
Apogee Enterprises Inc	3,200	102
Applied Industrial Technologies Inc	4,719	305
ArcBest Corp	3,096	69
Arconic Inc	21,700	650
Arcosa Inc	5,977	262
Argan Inc	1,900	80
Armstrong Flooring Inc *	2,085	7
Armstrong World Industries Inc	2,300	231
ASGN Inc *	6,336	429
Astec Industries	2,718	112
Astronics Corp *	2,727	69
Atkore International Group Inc *	5,643	224
Atlas Air Worldwide Holdings Inc *	2,995	67
Avis Budget Group Inc *	7,009	230
Axon Enterprise Inc *	7,204	553
AZZ Inc	3,257	134
Barnes Group Inc	5,727	362
Barrett Business Services Inc	921	76
Beacon Roofing Supply *	8,422	279
BG Staffing Inc	1,242	25
Bloom Energy, Cl A *	7,097	56
Blue Bird Corp *	1,752	35
BlueLinx Holdings Inc *	1,037	12
BMC Stock Holdings Inc *	8,178	239
Boeing	28,900	9,198
Brady Corp, Cl A	5,890	326
Briggs & Stratton Corp	5,341	20
BrightView Holdings *	4,030	64
Brink's Co/The	6,167	519
Builders FirstSource Inc *	14,042	348
BWX Technologies Inc, Cl W	5,400	343
Caesarstone Ltd	2,980	39
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
CAI International Inc *	1,946	$53
Carlisle Cos Inc	3,200	500
Casella Waste Systems, Cl A *	5,706	292
Caterpillar Inc	29,200	3,835
CBIZ Inc *	6,271	169
CECO Environmental *	4,164	32
CH Robinson Worldwide Inc	7,400	534
Charah Solutions Inc *	250	1
Chart Industries Inc *	4,465	286
Cimpress *	2,434	291
Cintas Corp	4,700	1,311
CIRCOR International Inc *	2,292	95
Clean Harbors Inc *	2,800	230
Colfax *	4,600	162
Columbus McKinnon Corp/NY	2,836	99
Comfort Systems USA Inc	4,547	211
Commercial Vehicle Group Inc *	2,984	15
Concrete Pumping Holdings *	2,000	10
Construction Partners, Cl A *	2,275	38
Continental Building Products *	4,261	158
Copart *	11,100	1,126
Cornerstone Building Brands *	5,378	46
CoStar Group Inc *	2,000	1,306
Covanta Holding Corp	14,552	218
Covenant Transportation Group Inc, Cl A *	1,757	22
CRA International Inc	907	48
Crane Co	2,700	231
CSW Industrials Inc	1,882	143
CSX Corp	40,600	3,099
Cubic Corp	3,877	253
Cummins Inc	8,100	1,296
Curtiss-Wright Corp	2,400	349
Daseke Inc *	6,382	19
Deere	17,100	2,712
Delta Air Lines Inc	31,700	1,767
Deluxe	5,101	246
Donaldson Co Inc	7,000	363
Douglas Dynamics Inc	2,824	148
Dover Corp	7,900	899
Ducommun Inc *	1,220	50
DXP Enterprises Inc/TX *	2,094	73
Dycom Industries *	3,755	152
Eagle Bulk Shipping Inc *	4,792	16
Eastern Co/The	560	16
Echo Global Logistics *	3,130	61
EMCOR Group Inc	6,824	561
Emerson Electric	33,400	2,392
Encore Wire Corp	2,564	139
Energous Corp *	2,542	4
Energy Recovery Inc *	4,886	50
Enerpac Tool Group, Cl A	6,853	158
EnerSys	5,286	380
40	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Ennis Inc	3,040	$63	Heritage-Crystal Clean *	1,971	$56
EnPro Industries Inc	2,559	150	Herman Miller Inc	7,266	281
Equifax Inc	6,500	974	Hertz Global Holdings Inc *	12,492	197
ESCO Technologies Inc	3,156	303	Hexcel Corp	4,600	341
EVI Industries Inc *	394	11	Hillenbrand Inc	9,107	264
Evoqua Water Technologies Corp *	9,202	184	HNI Corp	5,253	189
Expeditors International of Washington Inc	9,400	687	Honeywell International Inc	39,200	6,790
Exponent Inc	6,303	459	Hub Group Inc, Cl A *	3,963	210
Fastenal Co	31,300	1,092	Hubbell Inc, Cl B	3,000	430
Federal Signal	7,404	238	Huntington Ingalls Industries Inc	2,300	600
FedEx Corp	13,300	1,924	Hurco Cos Inc	632	20
Flowserve Corp	7,100	331	Huron Consulting Group Inc *	2,781	180
Fluor	7,600	136	Hyster-Yale Materials Handling Inc, Cl A	1,215	66
Forrester Research Inc	1,370	57	IAA *	7,300	345
Fortive Corp	16,000	1,199	ICF International Inc	2,263	198
Fortune Brands Home & Security Inc	7,700	529	IDEX	4,200	688
Forward Air	3,480	228	IES Holdings Inc *	844	21
Foundation Building Materials *	2,647	47	IHS Markit Ltd	21,100	1,664
Franklin Covey Co *	1,289	41	Illinois Tool Works Inc	17,700	3,097
Franklin Electric Co Inc	5,739	331	InnerWorkings *	4,353	18
FTI Consulting Inc *	4,598	552	Insperity Inc	4,599	402
Gardner Denver Holdings Inc *	6,900	244	Insteel Industries Inc	2,433	54
Gates Industrial Corp PLC *	2,400	30	Interface Inc, Cl A	7,074	114
GATX Corp	4,285	326	ITT Inc	4,800	322
Genco Shipping & Trading Ltd	2,216	17	Jacobs Engineering Group	6,800	629
Gencor Industries Inc *	944	11	JB Hunt Transport Services Inc	4,700	507
Generac Holdings *	7,512	778	JELD-WEN Holding *	8,489	203
General Dynamics Corp	13,800	2,421	JetBlue Airways Corp *	16,600	329
General Electric Co	470,700	5,860	John Bean Technologies Corp	3,863	437
General Finance *	1,794	17	Johnson Controls International plc	43,400	1,712
Gibraltar Industries *	4,003	218	Kadant Inc	1,383	147
GMS Inc *	4,902	131	Kaman Corp	3,435	212
Gorman-Rupp	2,118	78	Kansas City Southern	5,500	928
GP Strategies Corp *	1,744	23	KAR Auction Services Inc	7,300	153
Graco Inc	9,000	478	Kelly Services, Cl A	3,992	71
GrafTech International Ltd	3,200	34	Kennametal Inc	10,117	317
Graham Corp	1,316	24	Kforce Inc	2,428	90
Granite Construction Inc	5,915	160	Kimball International Inc, Cl B	4,328	81
Great Lakes Dredge & Dock Corp *	7,391	77	Kirby Corp *	3,200	235
Greenbrier Cos Inc/The	4,016	97	Knight-Swift Transportation Holdings
Griffon Corp	4,590	95	Inc, Cl A	6,900	256
H&E Equipment Services Inc	4,039	110	Knoll Inc	6,109	151
Harsco Corp *	9,495	141	Korn Ferry	6,983	286
Hawaiian Holdings Inc	5,738	160	Kratos Defense & Security Solutions Inc *	11,111	204
HD Supply Holdings Inc *	9,700	395	L3Harris Technologies	12,090	2,676
Healthcare Services Group Inc	9,151	234	Landstar System Inc	2,200	244
Heartland Express Inc	5,621	105	Lawson Products *	452	21
HEICO Corp, Cl A	4,100	394	LB Foster, Cl A *	1,416	24
HEICO Corp	2,100	257	Lennox International Inc	2,000	466
Heidrick & Struggles International Inc	2,414	69	Lincoln Electric Holdings Inc	3,400	303
Helios Technologies	3,620	154	Lindsay	1,365	137
Herc Holdings Inc *	3,030	122	Lockheed Martin Corp	13,400	5,737
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Luxfer Holdings	3,116	$50
Lydall Inc *	2,258	46
Lyft, Cl A *	10,400	494
Macquarie Infrastructure Corp	4,300	190
Manitowoc Co Inc/The *	4,200	61
ManpowerGroup Inc	3,400	311
Marten Transport Ltd	4,597	95
Masco Corp	16,000	760
MasTec *	7,434	429
Matson Inc	5,277	190
Matthews International Corp, Cl A	3,759	140
Maxar Technologies Inc	7,248	116
McGrath RentCorp	3,008	233
Mercury Systems Inc *	6,697	514
Meritor Inc *	9,142	200
Mesa Air Group Inc *	2,840	24
Middleby Corp/The *	3,000	337
Miller Industries Inc/TN	1,461	50
Mistras Group Inc *	2,443	27
Mobile Mini Inc	5,274	220
Moog Inc, Cl A	3,961	355
MRC Global Inc *	9,810	110
MSA Safety Inc	4,321	586
MSC Industrial Direct Co Inc, Cl A	2,400	163
Mueller Industries Inc	6,843	200
Mueller Water Products, Cl A	19,273	225
MYR Group Inc *	2,090	60
National Presto Industries Inc	588	51
Navistar International Corp *	6,118	224
Nielsen Holdings PLC	19,400	396
NN Inc	5,512	48
Nordson Corp	3,200	540
Norfolk Southern	14,200	2,957
Northrop Grumman Corp	8,600	3,221
Northwest Pipe Co *	1,109	36
NOW *	13,459	135
NV5 Global Inc *	1,304	81
nVent Electric PLC	8,800	219
Old Dominion Freight Line Inc	3,600	706
Omega Flex	384	40
Oshkosh Corp	3,800	327
Owens Corning	5,900	357
PACCAR Inc	18,500	1,373
PAM Transportation Services Inc *	291	16
Park Aerospace	2,481	38
Parker-Hannifin Corp	7,000	1,370
Park-Ohio Holdings Corp	1,001	29
Parsons *	2,400	98
Patrick Industries Inc	2,765	143
PGT Innovations Inc *	7,184	111
PICO Holdings Inc *	2,501	25
Pitney Bowes Inc	20,888	78
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Plug Power Inc *	29,845	$115
Powell Industries Inc	997	41
Preformed Line Products Co	311	17
Primoris Services	5,333	114
Proto Labs Inc *	3,339	346
Quad	4,206	18
Quanex Building Products Corp	3,990	71
Quanta Services Inc	8,000	313
Radiant Logistics Inc *	3,784	18
Raven Industries Inc	4,497	141
Raytheon Co	15,200	3,358
RBC Bearings Inc *	2,994	466
Regal Beloit Corp	2,400	188
Republic Services Inc, Cl A	11,900	1,131
Resideo Technologies Inc *	6,700	68
Resources Connection Inc	3,920	60
REV Group	3,586	36
Rexnord Corp	13,046	426
Robert Half International Inc	6,400	372
Rockwell Automation Inc	6,300	1,207
Rollins Inc	7,900	300
Roper Technologies	5,500	2,099
RR Donnelley & Sons	8,170	20
Rush Enterprises Inc, Cl B	441	20
Rush Enterprises Inc, Cl A	3,392	146
Ryder System Inc	2,800	134
Safe Bulkers *	7,588	10
Saia Inc *	3,192	278
Schneider National Inc, Cl B	2,600	58
Scorpio Bulkers Inc	7,127	26
Sensata Technologies Holding PLC *	8,800	416
Simpson Manufacturing Co Inc	5,555	459
SiteOne Landscape Supply *	4,997	482
SkyWest Inc	5,993	331
Snap-on	3,000	479
Southwest Airlines Co	26,600	1,462
SP Plus Corp *	2,691	113
Spartan Motors Inc	4,142	70
Spirit AeroSystems Holdings Inc, Cl A	5,800	379
Spirit Airlines Inc *	8,528	350
SPX Corp *	5,381	264
SPX FLOW Inc *	5,055	221
Standex International Corp	1,458	107
Stanley Black & Decker Inc	8,300	1,322
Steelcase Inc, Cl A	10,733	200
Stericycle Inc *	4,500	282
Sterling Construction Co Inc *	3,448	45
Sunrun *	13,951	238
Systemax	1,587	38
Team Inc *	3,776	51
Teledyne Technologies *	1,900	694
Tennant Co	2,247	174
42	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Terex Corp	7,776	$197
Tetra Tech	6,696	573
Textainer Group Holdings Ltd *	6,476	61
Textron Inc	13,300	611
Thermon Group Holdings Inc *	4,130	98
Timken Co/The	3,700	194
Titan International Inc	4,956	14
Titan Machinery Inc *	2,503	31
Toro	5,600	448
TPI Composites Inc *	3,707	77
Transcat *	947	29
TransDigm Group	2,600	1,673
TransUnion	10,000	917
Trex Co Inc *	7,263	714
TriMas *	5,442	156
TriNet Group Inc *	5,500	314
Trinity Industries	5,500	112
Triton International Ltd/Bermuda	6,538	246
Triumph Group Inc	6,183	126
TrueBlue Inc *	4,839	106
Tutor Perini Corp *	5,166	58
Twin Disc Inc *	990	10
Uber Technologies *	51,800	1,880
UniFirst Corp/MA	1,882	384
Union Pacific Corp	37,900	6,800
United Continental Holdings Inc *	12,600	943
United Parcel Service Inc, Cl B	37,700	3,903
United Rentals Inc *	4,300	583
United Technologies Corp	44,200	6,639
Univar Solutions *	6,800	147
Universal Forest Products Inc	7,416	355
Universal Logistics Holdings Inc	1,167	20
Upwork Inc *	7,018	64
US Ecology	3,030	164
US Xpress Enterprises Inc, Cl A *	2,341	13
Valmont Industries Inc	1,200	170
Vectrus Inc *	1,449	81
Verisk Analytics, Cl A	8,700	1,414
Veritiv Corp *	1,650	23
Viad Corp	2,446	159
Vicor Corp *	2,258	113
Vivint Solar *	5,774	47
VSE	1,047	33
Wabash National Corp	6,501	75
WABCO Holdings Inc *	2,800	380
Waste Management Inc	23,300	2,836
Watsco Inc	1,700	296
Watts Water Technologies Inc, Cl A	3,429	342
Welbilt *	15,967	241
Werner Enterprises	5,438	200
WESCO International Inc *	2,600	126
Westinghouse Air Brake Technologies	8,400	620
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Willdan Group Inc *	1,311	$43
Willis Lease Finance Corp *	305	18
WillScot Corp, Cl A *	6,267	118
Woodward	3,000	349
WW Grainger Inc	2,400	726
XPO Logistics Inc *	5,000	445
Xylem Inc/NY	9,800	800
YRC Worldwide Inc *	4,826	11
		188,386
Information Technology — 15.7%
2U Inc *	3,000	59
3D Systems Corp *	13,847	151
8x8 Inc *	11,619	216
A10 Networks Inc *	5,682	39
Acacia Communications Inc *	4,735	325
ACI Worldwide Inc *	14,290	492
Adesto Technologies Corp *	3,659	26
Adobe Inc *	26,500	9,305
ADTRAN Inc	6,118	55
Advanced Energy Industries *	4,618	323
Advanced Micro Devices Inc *	54,600	2,566
Agilysys *	2,469	80
Airgain *	1,336	13
Akamai Technologies Inc *	8,600	803
Akoustis Technologies *	3,528	26
Alarm.com Holdings Inc *	4,492	197
Alliance Data Systems Corp	2,600	267
Alpha & Omega Semiconductor Ltd *	2,271	28
Altair Engineering Inc, Cl A *	4,879	180
Alteryx Inc, Cl A *	2,500	349
Ambarella Inc *	3,878	229
Amdocs Ltd	7,500	540
American Software, Cl A	3,784	56
Amkor Technology *	12,059	136
Amphenol Corp, Cl A	16,100	1,601
Analog Devices Inc	20,200	2,217
Anaplan Inc *	4,500	259
Anixter International *	3,768	368
ANSYS Inc *	4,500	1,234
Appfolio, Cl A *	1,942	255
Appian, Cl A *	4,279	218
Apple	242,200	74,963
Applied Materials Inc	50,900	2,952
Applied Optoelectronics *	2,162	24
Arista Networks Inc *	3,100	692
Arlo Technologies Inc *	9,917	42
Arrow Electronics Inc *	4,600	349
Aspen Technology Inc *	3,800	452
AstroNova	949	12
Atlassian Corp PLC, Cl A *	5,500	809
Autodesk Inc *	12,000	2,362
Automatic Data Processing Inc	23,800	4,079
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Avalara *	2,300	$196
Avaya Holdings Corp *	13,606	174
Avid Technology Inc *	3,919	33
Avnet Inc	5,900	215
AVX Corp	5,967	121
Axcelis Technologies Inc *	3,882	94
AXT *	5,406	21
Badger Meter Inc	3,554	210
Bel Fuse Inc, Cl B	1,375	24
Belden Inc	4,796	236
Benchmark Electronics Inc	4,465	137
Benefitfocus *	3,600	67
Black Knight Inc *	7,700	515
Blackbaud Inc	6,034	473
Blackline Inc *	5,261	322
Booz Allen Hamilton Holding, Cl A	7,500	585
Bottomline Technologies DE Inc *	5,266	282
Box Inc, Cl A *	17,627	265
Brightcove Inc *	4,969	43
Broadcom Inc	21,100	6,439
Broadridge Financial Solutions Inc	6,300	751
Brooks Automation Inc	8,750	333
Cabot Microelectronics Corp	3,549	516
CACI International Inc, Cl A *	1,300	348
Cadence Design Systems Inc *	15,200	1,096
CalAmp Corp *	4,324	42
Calix *	6,090	56
Cardtronics PLC *	4,576	206
Casa Systems Inc *	4,344	17
Cass Information Systems Inc	1,713	93
CDK Global Inc	6,800	365
CDW Corp/DE	8,000	1,044
Cerence *	1,950	42
Ceridian HCM Holding Inc *	5,100	374
CEVA Inc *	2,598	71
ChannelAdvisor Corp *	3,634	34
Ciena Corp *	8,400	342
Cirrus Logic Inc *	7,134	548
Cisco Systems Inc	234,100	10,762
Citrix Systems	6,800	824
Clearfield Inc *	1,136	14
Cloudera Inc *	29,173	300
Cognex Corp	9,000	459
Cognizant Technology Solutions Corp, Cl A	30,000	1,841
Coherent Inc *	1,300	184
Cohu	5,126	115
CommScope Holding Co Inc *	10,300	126
CommVault Systems Inc *	4,986	224
Comtech Telecommunications Corp	3,001	87
Conduent *	21,895	94
CoreLogic Inc/United States	4,400	205
Cornerstone OnDemand Inc *	7,041	414
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Corning	41,200	$1,100
Coupa Software Inc *	3,300	532
Cree *	5,700	265
CSG Systems International Inc	4,078	203
CTS Corp	3,925	115
CyberArk Software *	1,300	180
Cypress Semiconductor Corp	19,500	455
Daktronics Inc	4,598	27
DASAN Zhone Solutions Inc *	1,272	11
Dell Technologies Inc, Cl C *	8,200	400
Diebold Nixdorf Inc *	9,784	113
Digi International Inc *	3,310	52
Digimarc Corp *	1,469	46
Digital Turbine *	9,440	59
Diodes Inc *	5,026	260
DocuSign, Cl A *	8,300	652
Dolby Laboratories Inc, Cl A	3,400	236
Domo Inc, Cl B *	2,199	53
Dropbox, Cl A *	11,500	196
DSP Group *	2,893	42
DXC Technology Co	14,600	465
Ebix Inc	2,790	96
EchoStar Corp, Cl A *	2,600	104
eGain Corp *	1,819	13
Elastic *	2,000	130
Endurance International Group Holdings
Inc *	9,435	45
Enphase Energy Inc *	11,268	355
Entegris Inc	7,300	378
Envestnet *	5,891	465
EPAM Systems Inc *	2,800	639
ePlus Inc *	1,695	135
Euronet Worldwide Inc *	2,700	426
Everbridge Inc *	4,102	372
EVERTEC Inc	7,565	254
Evo Payments Inc, Cl A *	4,303	119
Exela Technologies *	4,875	2
ExlService Holdings Inc *	4,130	302
Extreme Networks Inc *	14,899	88
F5 Networks Inc *	3,200	391
Fair Isaac Corp *	1,600	644
FARO Technologies Inc *	2,176	112
Fidelity National Information Services Inc	32,937	4,732
FireEye Inc *	10,500	168
First Solar *	4,500	223
Fiserv Inc *	30,699	3,641
Fitbit Inc, Cl A *	27,529	179
Five9 *	7,400	531
FleetCor Technologies Inc *	4,600	1,450
FLIR Systems Inc	7,300	376
ForeScout Technologies Inc *	5,146	147
FormFactor Inc *	9,318	236
44	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Fortinet Inc *	7,700	$888	LivePerson Inc *	7,632	$313
Gartner Inc *	4,800	772	LiveRamp Holdings Inc *	8,268	333
Genpact Ltd	8,900	394	LogMeIn Inc	2,700	232
Global Payments	16,238	3,174	Lumentum Holdings *	9,500	720
Globant *	1,500	184	MACOM Technology Solutions Holdings
GoDaddy Inc, Cl A *	9,200	618	Inc *	5,624	160
GSI Technology *	2,189	18	Majesco *	1,291	9
GTT Communications Inc *	4,005	47	Manhattan Associates Inc *	3,500	299
GTY Technology Holdings *	4,093	26	ManTech International Corp/VA, Cl A	3,291	264
Guidewire Software Inc *	4,400	495	Marvell Technology Group Ltd	35,700	858
Hackett Group Inc/The	3,202	49	Mastercard Inc, Cl A	48,400	15,292
Harmonic *	10,379	73	Maxim Integrated Products Inc	14,800	890
Hewlett Packard Enterprise Co	71,300	993	MAXIMUS	7,860	564
HP Inc	80,800	1,723	MaxLinear Inc, Cl A *	7,901	154
HubSpot Inc *	2,200	398	Methode Electronics Inc	4,561	149
I3 Verticals Inc, Cl A *	1,796	58	Microchip Technology Inc	12,700	1,238
Ichor Holdings Ltd *	2,664	89	Micron Technology Inc *	60,200	3,196
Ideanomics *	7,694	5	Microsoft Corp	412,100	70,152
II-VI Inc *	11,078	373	MicroStrategy Inc, Cl A *	1,020	155
Immersion *	4,216	31	Mitek Systems Inc *	4,864	47
Impinj Inc *	2,189	70	MKS Instruments Inc	2,900	304
Infinera Corp *	21,447	158	MobileIron Inc *	12,369	59
Information Services Group Inc *	3,635	10	Model N Inc *	3,944	123
Inphi Corp *	5,576	424	MongoDB, Cl A *	2,300	377
Inseego *	5,277	35	Monolithic Power Systems Inc	2,200	377
Insight Enterprises Inc *	4,354	287	Motorola Solutions Inc	8,800	1,558
Instructure *	4,279	209	MTS Systems Corp	2,259	115
Intel Corp	238,000	15,215	Napco Security Technologies Inc *	1,526	45
Intelligent Systems *	797	34	National Instruments Corp	6,000	268
InterDigital Inc	3,821	211	NCR Corp *	6,400	216
International Business Machines Corp	48,400	6,957	NeoPhotonics Corp *	4,507	34
International Money Express *	1,782	19	NetApp Inc	13,000	694
Intuit Inc	13,500	3,785	NETGEAR Inc *	3,765	97
IPG Photonics Corp *	2,000	255	NetScout Systems Inc *	8,976	231
Iteris Inc *	5,467	28	New Relic Inc *	2,500	165
Itron Inc *	4,225	345	NIC Inc	8,126	160
j2 Global Inc	5,751	551	nLight Inc *	4,183	74
Jabil Inc	8,200	319	NortonLifeLock	31,500	895
Jack Henry & Associates	4,200	628	Novanta Inc *	4,150	377
Juniper Networks Inc	18,600	427	Nuance Communications Inc *	15,600	295
KBR Inc	17,289	470	Nutanix Inc, Cl A *	7,600	247
KEMET Corp	7,125	186	NVE Corp	631	46
Keysight Technologies *	10,200	949	NVIDIA Corp	31,800	7,518
Kimball Electronics Inc *	3,223	52	Okta, Cl A *	5,600	717
KLA	8,900	1,475	ON Semiconductor Corp *	22,700	526
Knowles Corp *	10,085	199	OneSpan Inc *	4,170	69
KVH Industries Inc *	1,649	17	Onto Innovation *	5,914	224
Lam Research Corp	7,900	2,356	Oracle Corp	112,300	5,890
Lattice Semiconductor Corp *	15,423	287	OSI Systems Inc *	2,084	180
Leidos Holdings Inc	7,700	774	Palo Alto Networks Inc *	5,000	1,174
Limelight Networks *	13,449	67	PAR Technology Corp *	1,532	52
Littelfuse Inc	1,300	230	Paychex Inc	17,500	1,501
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Paycom Software Inc *	2,600	$827
Paylocity Holding Corp *	1,800	255
PayPal Holdings *	64,100	7,300
Paysign *	3,922	34
PC Connection Inc	1,345	67
PDF Solutions Inc *	3,726	59
Pegasystems Inc	2,100	181
Perficient Inc *	3,873	192
Perspecta Inc	17,141	481
Photronics Inc *	7,931	101
Phunware *	5,500	5
Ping Identity Holding *	1,695	41
Plantronics Inc	4,155	119
Plexus Corp *	3,548	252
Pluralsight Inc, Cl A *	2,900	56
Power Integrations Inc	3,457	338
PRGX Global Inc *	2,135	8
Progress Software Corp	5,551	251
Proofpoint Inc *	2,700	332
PROS Holdings *	4,040	242
PTC Inc *	5,700	474
Pure Storage Inc, Cl A *	9,000	160
Q2 Holdings Inc *	5,355	467
QAD Inc, Cl A	1,370	70
Qorvo Inc *	6,700	709
QUALCOMM Inc	62,400	5,323
Qualys Inc *	4,191	359
Rambus *	13,516	215
Rapid7 Inc *	6,054	359
RealPage Inc *	3,900	228
Ribbon Communications *	7,969	22
Rimini Street Inc *	2,935	15
RingCentral, Cl A *	3,700	761
Rogers Corp *	2,291	270
Rosetta Stone Inc *	2,636	45
Sabre Corp	15,000	323
SailPoint Technologies Holding *	10,540	264
salesforce.com Inc *	45,401	8,277
Sanmina Corp *	8,401	267
ScanSource Inc *	3,213	112
Science Applications International	7,103	623
SecureWorks Corp, Cl A *	875	14
Semtech Corp *	8,127	392
ServiceNow Inc *	10,000	3,382
SharpSpring *	1,260	16
ShotSpotter Inc *	1,057	29
Silicon Laboratories Inc *	5,265	518
Skyworks Solutions Inc	9,500	1,075
SMART Global Holdings Inc *	1,677	51
Smartsheet, Cl A *	4,600	223
SolarWinds Corp *	2,200	42
Splunk *	8,000	1,242
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
SPS Commerce Inc *	4,297	$244
Square Inc, Cl A *	18,100	1,352
SS&C Technologies Holdings	11,700	737
StarTek *	2,353	18
SunPower Corp, Cl A *	7,956	68
SVMK Inc *	10,628	188
Switch, Cl A	2,000	32
Sykes Enterprises *	4,812	162
Synaptics Inc *	4,131	276
Synchronoss Technologies *	5,096	28
SYNNEX Corp	2,200	303
Synopsys Inc *	8,100	1,195
Tech Data Corp *	4,358	627
Telaria Inc *	5,735	58
Telenav Inc *	4,448	20
Tenable Holdings Inc *	4,713	128
Teradata Corp *	6,500	158
Teradyne Inc	9,800	647
TESSCO Technologies	904	6
Texas Instruments Inc	51,100	6,165
TiVo Corp	15,363	112
Trade Desk Inc/The, Cl A *	2,100	565
Trimble Inc *	13,600	578
TTEC Holdings Inc	1,828	73
TTM Technologies Inc *	12,099	174
Tucows, Cl A *	1,123	68
Twilio, Cl A *	6,300	783
Tyler Technologies Inc *	2,100	680
Ubiquiti	500	82
Ultra Clean Holdings Inc *	4,727	109
Unisys Corp *	6,090	59
Universal Display Corp	2,300	405
Upland Software Inc *	2,860	112
Varonis Systems Inc *	3,647	305
Veeco Instruments Inc *	6,199	79
Verint Systems Inc *	8,267	479
VeriSign Inc *	5,600	1,166
Verra Mobility, Cl A *	15,961	254
ViaSat Inc *	3,000	191
Viavi Solutions Inc *	28,362	400
VirnetX Holding Corp *	7,974	30
Virtusa *	3,564	148
Visa Inc, Cl A	93,300	18,564
Vishay Intertechnology Inc	16,408	333
Vishay Precision Group Inc *	1,366	47
VMware, Cl A *	3,900	577
Western Digital Corp	15,800	1,035
Western Union Co/The	24,100	648
WEX Inc *	2,200	477
Workday Inc, Cl A *	8,700	1,606
Workiva Inc, Cl A *	4,622	210
Xerox Holdings	11,000	391
46	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Xilinx	13,900	$1,174
Xperi Corp	6,128	99
Yext Inc *	11,365	170
Zebra Technologies Corp, Cl A *	2,900	693
Zendesk Inc *	5,700	492
Zix Corp *	6,842	46
Zscaler Inc *	3,300	185
Zuora, Cl A *	10,811	159
		414,651
Materials — 1.9%
Advanced Emissions Solutions	1,854	21
AdvanSix Inc *	3,469	65
Air Products & Chemicals Inc	12,000	2,864
AK Steel Holding Corp *	38,081	105
Albemarle Corp	5,800	466
Alcoa Corp *	10,200	142
Allegheny Technologies Inc *	15,500	267
American Vanguard Corp	3,714	69
Amyris Inc *	8,197	21
AptarGroup Inc	3,400	393
Ardagh Group SA, Cl A	1,000	19
Ashland Global Holdings Inc	3,400	252
Avery Dennison	4,700	617
Axalta Coating Systems Ltd *	11,300	326
Balchem Corp	3,971	429
Ball	18,200	1,314
Berry Global Group Inc *	7,100	302
Boise Cascade Co	4,756	172
Cabot Corp	3,200	128
Carpenter Technology Corp	5,797	230
Celanese Corp, Cl A	6,600	683
Century Aluminum Co *	6,640	35
CF Industries Holdings Inc	12,600	508
Chase Corp	926	85
Chemours Co/The	9,300	129
Clearwater Paper Corp *	1,860	52
Cleveland-Cliffs Inc	32,936	231
Coeur Mining Inc *	29,793	180
Commercial Metals Co	14,513	298
Compass Minerals International	4,227	245
Corteva	41,333	1,195
Crown Holdings Inc *	7,000	518
Domtar	3,400	118
Dow Inc	41,333	1,904
DuPont de Nemours	40,433	2,069
Eagle Materials Inc	2,400	219
Eastman Chemical Co	7,600	542
Ecolab Inc	13,900	2,726
Element Solutions Inc *	12,100	142
Ferro Corp *	9,933	136
Flotek Industries Inc *	7,436	13
FMC Corp	7,300	698
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Forterra Inc *	2,077	$27
Freeport-McMoRan	78,900	876
FutureFuel Corp	3,479	38
GCP Applied Technologies Inc *	6,587	146
Gold Resource	7,915	44
Graphic Packaging Holding Co	16,300	255
Greif Inc, Cl A	3,255	132
Greif Inc, Cl B	700	33
Hawkins Inc	1,279	53
Haynes International Inc	1,633	44
HB Fuller	6,269	290
Hecla Mining Co	61,459	186
Huntsman Corp	11,900	245
Ingevity Corp *	5,180	338
Innophos Holdings Inc	2,349	75
Innospec Inc	3,000	302
International Flavors & Fragrances Inc	5,500	721
International Paper Co	22,300	908
Intrepid Potash *	12,639	30
Kaiser Aluminum	1,918	192
Koppers Holdings *	2,266	71
Kraton Corp *	3,941	65
Kronos Worldwide Inc	2,996	32
Linde	29,300	5,952
Livent *	17,947	169
Louisiana-Pacific Corp	14,469	444
LSB Industries Inc *	3,475	10
LyondellBasell Industries NV, Cl A	14,400	1,121
Marrone Bio Innovations Inc *	8,296	10
Martin Marietta Materials	3,400	897
Materion Corp	2,517	137
Mayville Engineering *	957	7
Minerals Technologies Inc	4,240	229
Mosaic Co/The	19,100	379
Myers Industries	4,539	73
Neenah Inc	2,105	140
NewMarket Corp	400	176
Newmont	44,600	2,010
Novagold Resources *	28,347	259
Nucor Corp	16,700	793
O-I Glass, Cl I	8,700	110
Olin Corp	9,000	134
Olympic Steel Inc	952	14
OMNOVA Solutions Inc *	5,731	58
Orion Engineered Carbons	7,565	119
Packaging Corp of America	5,100	488
PH Glatfelter Co	5,584	93
PolyOne Corp	9,445	313
PPG Industries Inc	13,200	1,582
PQ Group Holdings Inc *	4,754	73
Quaker Chemical Corp	1,607	267
Ramaco Resources Inc *	175	1
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Rayonier Advanced Materials Inc	4,779	$15
Reliance Steel & Aluminum Co	3,700	425
Royal Gold Inc	3,600	415
RPM International Inc	7,000	500
Ryerson Holding Corp *	1,609	16
Schnitzer Steel Industries Inc, Cl A	3,070	49
Schweitzer-Mauduit International	3,879	136
Scotts Miracle-Gro Co/The, Cl A	2,200	270
Sealed Air Corp	8,500	302
Sensient Technologies	5,213	311
Sherwin-Williams Co/The	4,500	2,506
Silgan Holdings	4,200	130
Sonoco Products Co	5,400	309
Southern Copper Corp	8,100	305
Steel Dynamics	12,000	359
Stepan Co	2,516	248
Summit Materials Inc, Cl A *	13,897	305
SunCoke Energy Inc	8,868	52
Synalloy Corp *	848	11
TimkenSteel Corp *	5,338	34
Trecora Resources *	2,930	20
Tredegar Corp	3,110	63
Tronox Holdings PLC, Cl A	11,127	94
UFP Technologies Inc *	914	43
United States Lime & Minerals Inc	202	18
United States Steel Corp	9,600	87
US Concrete Inc *	2,058	73
Valhi	4,839	8
Valvoline Inc	10,300	217
Verso Corp *	4,448	75
Vulcan Materials	7,200	1,020
Warrior Met Coal Inc	6,553	124
Westlake Chemical	2,000	122
Westrock	13,700	534
Worthington Industries Inc	4,724	174
WR Grace	3,600	242
		51,701
Real Estate — 3.0%
Acadia Realty Trust "	10,380	258
Agree Realty Corp "	5,088	386
Alexander & Baldwin Inc "	8,504	186
Alexander's Inc "	271	87
Alexandria Real Estate Equities Inc "	6,100	996
American Assets Trust Inc "	5,945	271
American Campus Communities Inc "	7,400	339
American Finance Trust "	13,098	170
American Homes 4 Rent, Cl A	14,100	385
American Tower, Cl A "	23,900	5,539
Americold Realty Trust "	10,400	359
Apartment Investment & Management,
Cl A "	8,200	432
Apple Hospitality Inc "	11,800	177
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Armada Hoffler Properties "	6,944	$127
Ashford Hospitality Trust Inc "	12,344	30
AvalonBay Communities Inc "	7,500	1,625
Bluerock Residential Growth Inc, Cl A "	3,014	35
Boston Properties Inc "	8,400	1,204
Braemar Hotels & Resorts Inc "	4,007	32
Brandywine Realty Trust "	9,600	150
Brixmor Property Group Inc "	16,400	327
Brookfield Property Inc, Cl A "	3,600	66
BRT Apartments Corp "	1,005	17
Camden Property Trust "	4,800	540
CareTrust Inc "	11,704	260
CatchMark Timber Trust Inc, Cl A "	5,869	60
CBL & Associates Properties Inc "	19,641	17
CBRE Group Inc, Cl A *	17,300	1,056
Cedar Realty Trust "	11,501	30
Chatham Lodging Trust "	5,826	95
CIM Commercial Trust "	210	3
City Office Inc "	6,790	92
Clipper Realty Inc "	2,000	21
Colony Capital "	26,200	122
Columbia Property Trust Inc "	6,400	135
Community Healthcare Trust Inc "	2,283	108
Consolidated-Tomoka Land Co	543	34
CoreCivic Inc "	14,636	233
CorEnergy Infrastructure Trust Inc "	1,568	72
CorePoint Lodging Inc "	4,756	44
CoreSite Realty Corp "	2,000	235
Corporate Office Properties Trust "	5,600	167
Cousins Properties "	7,900	323
Crown Castle International Corp "	22,600	3,386
CubeSmart "	10,100	320
Cushman & Wakefield *	14,059	270
CyrusOne Inc "	5,700	347
DiamondRock Hospitality Co "	24,895	241
Digital Realty Trust Inc "	11,200	1,378
Diversified Healthcare Trust "	29,041	224
Douglas Emmett Inc "	8,800	365
Duke Realty Corp "	19,500	708
Easterly Government Properties Inc "	9,056	219
EastGroup Properties Inc "	4,708	641
Empire State Realty Trust Inc, Cl A "	7,700	104
EPR Properties "	4,000	285
Equinix Inc "	4,500	2,654
Equity Commonwealth "	6,400	210
Equity LifeStyle Properties Inc "	9,400	684
Equity Residential "	19,600	1,628
Essential Properties Realty Trust Inc "	10,083	278
Essex Property Trust Inc "	3,600	1,115
eXp World Holdings *	2,211	24
Extra Space Storage Inc "	6,700	742
Farmland Partners Inc "	3,005	19
48	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value			Market Value
Description	Shares	($ Thousands)	Description	Shares	($ Thousands)
COMMON STOCK (continued)			COMMON STOCK (continued)
Federal Realty Investment Trust "	4,000	$500	National Storage Affiliates Trust "	7,288	$249
First Industrial Realty Trust Inc "	15,446	660	New Senior Investment Group Inc "	9,768	74
Forestar Group Inc *	1,454	29	Newmark Group, Cl A	17,751	209
Four Corners Property Trust "	8,401	254	NexPoint Residential Trust Inc "	2,391	117
Franklin Street Properties Corp "	12,563	95	Office Properties Income Trust "	5,976	203
Front Yard Residential Corp "	6,389	69	Omega Healthcare Investors Inc "	11,200	470
FRP Holdings *	929	44	One Liberty Properties Inc "	2,000	55
Gaming and Leisure Properties Inc "	11,000	520	Outfront Media Inc "	7,600	226
GEO Group Inc/The "	14,808	234	Paramount Group Inc "	11,100	156
Getty Realty Corp "	4,134	130	Park Hotels & Resorts "	11,000	241
Gladstone Commercial Corp "	3,712	79	Pebblebrook Hotel Trust "	16,043	381
Gladstone Land Corp "	2,252	30	Pennsylvania Real Estate Investment
Global Medical Inc "	4,066	59	Trust "	9,107	36
Global Net Lease Inc "	11,262	233	Physicians Realty Trust "	23,411	453
Hannon Armstrong Sustainable			Piedmont Office Realty Trust Inc, Cl A "	15,567	361
Infrastructure Capital Inc "	7,870	268	PotlatchDeltic Corp "	8,179	352
Healthcare Realty Trust Inc "	16,457	593	Preferred Apartment Communities Inc,
Healthcare Trust of America Inc, Cl A "	11,200	359	Cl A "	5,301	62
Healthpeak Properties "	26,100	939	Prologis Inc "	34,200	3,177
Hersha Hospitality Trust, Cl A "	4,149	54	PS Business Parks Inc "	2,470	414
Highwoods Properties Inc "	5,500	276	Public Storage "	8,100	1,812
Host Hotels & Resorts Inc "	39,900	652	QTS Realty Trust Inc, Cl A "	7,165	408
Howard Hughes Corp/The *	2,100	256	Rafael Holdings, Cl B *	1,418	29
Hudson Pacific Properties Inc	8,400	305	Rayonier Inc "	7,000	213
Independence Realty Trust "	11,243	165	RE/MAX Holdings Inc, Cl A	2,151	82
Industrial Logistics Properties Trust "	8,091	185	Realogy Holdings Corp	13,879	147
Innovative Industrial Properties, Cl A "	1,381	124	Realty Income Corp "	17,100	1,341
Investors Real Estate Trust "	1,384	102	Redfin *	10,831	264
Invitation Homes Inc	26,000	818	Regency Centers Corp "	8,300	515
Iron Mountain "	15,500	490	Retail Opportunity Investments Corp "	13,930	231
iStar "	7,583	110	Retail Properties of America, Cl A "	11,700	142
JBG SMITH Properties "	6,200	251	Retail Value Inc "	1,767	58
Jernigan Capital "	2,718	54	Rexford Industrial Realty "	13,618	656
Jones Lang LaSalle Inc	2,500	425	RLJ Lodging Trust "	20,688	322
Kennedy-Wilson Holdings Inc	15,116	326	RMR Group Inc/The, Cl A	1,847	85
Kilroy Realty Corp "	5,400	446	RPT Realty "	9,578	134
Kimco Realty "	22,200	423	Ryman Hospitality Properties "	5,667	482
Kite Realty Group Trust "	10,367	178	Sabra Health Care Inc "	23,972	515
Lamar Advertising Co, Cl A "	4,600	427	Safehold Inc "	1,409	63
Lexington Realty Trust, Cl B "	30,144	334	Saul Centers Inc "	1,520	75
Liberty Property Trust "	8,000	501	SBA Communications Corp, Cl A "	6,100	1,522
Life Storage Inc "	2,500	283	Seritage Growth Properties "	4,127	152
LTC Properties Inc "	4,884	225	Service Properties Trust "	8,900	192
Macerich Co/The "	7,400	165	Simon Property Group Inc "	16,800	2,237
Mack-Cali Realty Corp "	10,633	234	SITE Centers Corp "	8,300	106
Marcus & Millichap Inc *	2,773	98	SL Green Realty Corp "	4,400	405
Maui Land & Pineapple Co Inc *	1,098	11	Spirit Realty Capital Inc "	4,700	248
Medical Properties Trust Inc "	28,000	620	St Joe Co/The *	4,140	87
Mid-America Apartment Communities "	6,200	851	STAG Industrial Inc "	16,635	536
Monmouth Real Estate Investment Corp "	11,183	164	STORE Capital Corp "	10,400	408
National Health Investors "	5,264	444	Stratus Properties Inc *	593	18
National Retail Properties "	8,600	482	Summit Hotel Properties Inc "	12,987	144
Adviser Managed Trust / Semi-Annual Report / January 31, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Sun Communities Inc "	4,600	$746
Sunstone Hotel Investors Inc "	27,679	351
Tanger Factory Outlet Centers "	10,910	160
Taubman Centers Inc "	3,200	85
Tejon Ranch Co *	2,769	45
Terreno Realty Corp "	8,206	470
Transcontinental Realty Investors Inc *	49	2
UDR Inc "	14,900	714
UMH Properties Inc "	4,472	71
Uniti Group Inc "	23,351	148
Universal Health Realty Income Trust "	1,611	199
Urban Edge Properties "	14,164	260
Urstadt Biddle Properties Inc, Cl A "	3,559	81
Ventas Inc "	19,400	1,123
VEREIT Inc "	52,900	516
VICI Properties Inc	22,100	592
Vornado Realty Trust "	9,400	618
Washington Prime Group Inc "	23,936	72
Washington Real Estate Investment Trust "	9,895	301
Weingarten Realty Investors "	6,500	189
Welltower "	22,100	1,877
Weyerhaeuser Co "	40,900	1,184
Whitestone, Cl B "	4,564	60
WP Carey Inc "	8,700	732
Xenia Hotels & Resorts Inc "	13,948	261
		79,983
Utilities — 2.4%
AES Corp/VA	36,100	717
ALLETE Inc	6,403	535
Alliant Energy Corp	12,900	766
Ameren Corp	13,300	1,091
American Electric Power Co Inc	26,900	2,804
American States Water Co	4,567	404
American Water Works	9,900	1,348
Aqua America Inc	11,500	597
AquaVenture Holdings Ltd *	1,612	44
Artesian Resources Corp, Cl A	1,082	41
Atmos Energy Corp	6,200	726
Avangrid Inc	3,100	165
Avista Corp	8,149	414
Black Hills Corp	7,574	629
Cadiz Inc *	1,362	12
California Water Service Group	5,932	312
CenterPoint Energy	27,300	723
Chesapeake Utilities Corp	1,973	190
Clearway Energy Inc, Cl C	9,227	195
Clearway Energy Inc, Cl A	4,191	87
CMS Energy Corp	15,400	1,055
Consolidated Edison Inc	17,800	1,673
Consolidated Water Co Ltd	1,975	34
Dominion Energy Inc	43,700	3,747
DTE Energy	9,900	1,313
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Duke Energy	38,900	$3,798
Edison International	19,100	1,462
El Paso Electric Co	4,954	337
Entergy Corp	10,900	1,434
Evergy Inc	12,400	895
Eversource Energy	17,300	1,599
Exelon Corp	52,700	2,508
FirstEnergy Corp	28,900	1,468
Genie Energy, Cl B	2,021	15
Global Water Resources Inc	1,166	15
Hawaiian Electric Industries	5,900	289
IDACORP Inc	2,700	303
MDU Resources Group	10,600	314
MGE Energy	4,311	345
Middlesex Water Co	2,015	131
National Fuel Gas	4,400	190
New Jersey Resources Corp	10,962	453
NextEra Energy	26,700	7,161
NiSource Inc	20,300	595
Northwest Natural Holding Co	3,717	273
NorthWestern Corp	6,252	481
NRG Energy Inc	14,500	535
OGE Energy	10,900	500
ONE Gas	6,456	610
Ormat Technologies Inc	4,913	389
Otter Tail Corp	4,879	261
Pattern Energy Group Inc, Cl A	10,869	292
PG&E *	28,200	429
Pinnacle West Capital Corp	6,100	596
PNM Resources Inc	9,816	532
Portland General Electric	11,098	683
PPL Corp	39,400	1,426
Public Service Enterprise Group	27,500	1,628
Pure Cycle Corp *	1,716	22
RGC Resources Inc	1,025	26
Sempra Energy	14,900	2,394
SJW Group	3,231	237
South Jersey Industries Inc	11,312	348
Southern Co/The	56,200	3,956
Southwest Gas Holdings Inc	6,707	506
Spark Energy Inc, Cl A	1,212	11
Spire Inc	6,138	518
Sunnova Energy International *	1,914	26
TerraForm Power, Cl A	9,953	180
UGI Corp	9,400	391
Unitil Corp	1,850	114
Vistra Energy Corp	21,600	486
WEC Energy Group	17,200	1,718
Xcel Energy Inc	27,800	1,923
50	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
York Water Co/The	1,556	$74
		64,499
		1,849,611
		–
Total Common Stock
(Cost $2,411,170) ($ Thousands)		2,620,272
PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco Bradesco SA (B)	170,620	1,310
Braskem SA (B)	6,600	49
Centrais Eletricas Brasileiras SA (B)	8,300	79
Cia Brasileira de Distribuicao (B)	7,700	154
Cia Energetica de Minas Gerais (B)	45,000	158
Gerdau SA (B)	52,400	247
Itau Unibanco Holding (B)	208,800	1,595
Itausa - Investimentos Itau (B)	191,800	574
Lojas Americanas (B)	36,852	237
Petroleo Brasileiro SA (B)	180,900	1,205
Telefonica Brasil SA (B)	21,200	296
		5,904
		–
Chile — 0.0%
Embotelladora Andina SA	8,671	22
Sociedad Quimica y Minera de Chile,
Cl B (B)	5,564	155
		177
		–
Colombia — 0.0%
Bancolombia SA (B)	21,429	280
Grupo Aval Acciones y Valores SA (B)	208,700	88
		368
		–
Germany — 0.1%
Bayerische Motoren Werke AG (B)	1,635	91
FUCHS PETROLUB SE (B)	2,090	93
Henkel AG & Co KGaA (B)	6,371	649
Porsche Automobil Holding SE (B)	5,492	372
Sartorius AG (B)	1,279	299
Volkswagen AG (B)	6,625	1,192
		2,696
		–
South Korea — 0.1%
Amorepacific Corp * (B)	208	15
Hyundai Motor Co (B)	2,381	156
LG Chem Ltd * (B)	265	40
LG Household & Health Care Ltd (B)	72	46
Samsung Electronics Co Ltd (B)	35,364	1,409
		1,666
		–
Total Preferred Stock
(Cost $10,768) ($ Thousands)		10,811
		Market Value
Description	Shares	($ Thousands)
EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
SPDR S&P 500 Trust	752	$242
		–
Total Exchange Traded Fund
(Cost $100) ($ Thousands)		242
	Number of
	Rights
RIGHTS * — 0.0%
China — 0.0%
East Money ^	–	–
Lepu Medical Technology ^	–	–
New Hope Liuhe ^	–	–
Shennan Circuits ^	–	–
India — 0.0%
Piramal Enterprises, Expires 01/22/2020	–	–
South Korea — 0.0%
HDC Hyundai Development -Engineering &
Construction, Cl E, Expires 03/10/2020	1	2
United States — 0.0%
Corium International ^	4	2
Newstar Financial ^(C)	4	2
Schulman ^(C)	3	7
Tobira Therapeutics, Expires 12/31/2028 (C)	1	–
		11
Total Rights
(Cost $2) ($ Thousands)		13
	Number of
	Warrants
WARRANTS * — 0.0%
Thailand — 0.0%
BTS Group Holdings, Expires 12/31/2021 (C)	32	–
Minor International, Expires 09/30/2021	2	–
Total Warrants
(Cost $—) ($ Thousands)		–
Total Investments — 99.3%
(Cost $2,422,040) ($ Thousands)		$2,631,338

Adviser Managed Trust / Semi-Annual Report / January 31, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2020

Tactical Offensive Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2020, is as follows:

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
MSCI EAFE Index	39	Mar-2020	$3,868	$3,854	$(14)
MSCI Emerging Markets	61	Mar-2020	3,228	3,203	(25)
Russell 2000 Index E-MINI	67	Mar-2020	5,507	5,409	(98)
S&P 500 Index E-MINI	53	Mar-2020	8,414	8,544	130
S&P Mid Cap 400 Index E-MINI	4	Mar-2020	816	802	(14)

			21,833	$21,812	$(21)

Percentages are based on a Net Assets of $2,649,072 ($ Thousands).						Level 1	Level 2	Level 3	Total
*	Non-income producing security.				Other Financial Instruments	($)	($)	($)	($)
" Real Estate Investment Trust.					Futures Contracts *
^ Expiration date unavailable.					Unrealized Appreciation	130	—	—	130
(A) Security is a Master Limited Partnership. At January 31, 2020, such securities
					Unrealized Depreciation	(151)	—	—	(151)
amounted to $315 ($ Thousands), or 0.01% of Net Assets (See Note 2).
					Total Other Financial Instruments	(21)	—	—	(21)
(B) There is currently no rate available.
(C) Level 3 security in accordance with fair value hierarchy.					* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

ADR — American Depositary Receipt					" A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level
					3 investments at the beginning and/or end of the year in relation to net assets. Management has
Cl — Class
					concluded that Level 3 investments are not material in relation to net assets.
EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt					For the period ended January 31, 2020, there were no transfers in our out of Level 3.
JSC — Joint-Stock Company					For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to
MSCI — Morgan Stanley Capital International
					Financial Statements.
NVDR — Non-voting Depositary Receipt
					Amounts designated as "—" are either $0 or have been rounded to $0.
PJSC — Public Joint-Stock Company

PLC — Public Limited Company					The accompanying notes are an integral part of the financial statements.
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depository Receipt
The following is a list of the level of inputs used as of January 31, 2020, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3"	Total
	($)	($)	($)	($)

Common Stock	2,612,106	8,112	54	2,620,272
Preferred Stock	10,796	15	–	10,811
Exchange Traded Fund	242	–	–	242
Rights	4	–	9	13
Warrants	–	–	–	–
Total Investments in Securities	2,623,148	8,127	63	2,631,338

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2020

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees.  The Committee is responsible for evaluating and recommending nominees for election to the Board.  Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act  (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))  that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By /s/ Robert A. Nesher_______________

Robert A. Nesher, President & CEO

Date: April 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert A. Nesher_______________

Robert A. Nesher, President & CEO

Date: April 9, 2020

By   /s/ Peter A. Rodriquez_______________

     Peter A. Rodriguez, Controller & CFO

Date: April 9, 2020